UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: January 31, 2017
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


Semi-Annual Report                                              January 31, 2017

--------------------------------------------------------------------------------

AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)


                                  ALPHADEX(R)
                                 FAMILY OF ETFS


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2017

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 28
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 30
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 32
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 36
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 39
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 41
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 43
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 46
Statements of Assets and Liabilities......................................... 48
Statements of Operations..................................................... 50
Statements of Changes in Net Assets.......................................... 52
Financial Highlights......................................................... 56
Notes to Financial Statements................................................ 61
Additional Information....................................................... 69

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2017

Dear Shareholders:

Thank you for your investment in the Sector Funds of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust").

Now that 2016 is over, many will remember some of the historic events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended January 31, 2017, including performance and market overviews. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. While no one has a crystal ball and the ability to predict how his presidency will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. And his message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, President Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% calendar year-to-date, on a total return basis, as measured by Bloomberg. For the first month of the year, the Index's return continued to be in positive territory, ending January at 1.90%. The current bull market (measuring from March 9, 2009 through January 31, 2017) is the second longest in history. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2017

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY For the second consecutive year at its December 2016 Federal Open Market Committee meeting, the Federal Reserve (the "Fed") initiated a 25 basis point increase to the federal funds target rate trading range, which now stands at 0.50% to 0.75%. The Fed commented in December that inflation expectations have increased "considerably" and noted that the labor market is tightening, according to Bloomberg. The Fed is forecasting three quarter-point increases in 2017. For the 30-year period ended December 31, 2016, the federal funds target rate (upper bound) averaged 3.54%, compared to 2.70% for the Consumer Price Index ("CPI"), according to Bloomberg. As of the close of 2016, the federal funds target rate (upper bound) stood at 0.75%, while the CPI stood at 2.10%. Instead of being around 84 basis points above inflation (CPI), it was 135 basis points below. We believe, this suggests that the Fed is still pro-growth in its bias. The combination of the Fed's easy monetary policy and President Donald J. Trump's proposed pro-growth policies, including corporate tax cuts and less government regulations on businesses, could prove to be a positive catalyst for the equity markets in 2017, in our opinion.

The International Monetary Fund ("IMF") updates its forecasts for global economic growth throughout the year. In its latest report (January 2017), the IMF set its global growth rate estimates for 2017 and 2018 at 3.4% and 3.6%, respectively, according to its own release. Its 2017 and 2018 estimates for U.S. growth project 2.3% and 2.5%, respectively.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds ("ETFs") and exchange-traded products ("ETPs") listed globally reached a record high of $3.69 trillion in January 2017, according to its own release. Total assets of U.S. listed ETFs/ETPs also reached a record high of $2.64 trillion.

SECTOR/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. For the 12-month period ended January 31, 2017, U.S. equity funds/ETFs reported estimated net outflows totaling $3.42 billion, according to data from Morningstar. Investors continue to favor passive funds over actively managed funds. Passive U.S. equity funds/ETFs reported estimated net inflows totaling $262.84 billion, compared to estimated net outflows totaling $266.82 billion for actively managed U.S. equity funds/ETFs.

Investors did direct a significant amount of capital to sector funds/ETFs. For the 12-month period ended January 31, 2017, sector equity funds/ETFs reported estimated net inflows totaling $14.41 billion. Passive sector equity funds/ETFs reported estimated net inflows totaling $44.48 billion, compared to estimated net outflows totaling $30.07 billion for actively managed sector equity funds/ETFs.

For the 12-month period ended January 31, 2017, all 11 of the major sectors that comprise the S&P 500(R) Index (the "Index") generated positive total returns, according to Bloomberg. The Index posted a total return of 20.04% over the period. Five of the 11 sectors outperformed the Index. Those five sectors were as follows: Materials (36.53%); Financials (35.04%); Industrials (27.88%); Energy (26.60%); and Information Technology (24.91%), according to Bloomberg.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by NYSE Group, Inc. or its affiliates ("NYSE") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           0.03%      12.38%     12.48%        6.97%       80.05%      92.65%
Market Price                                  0.09%      12.41%     12.48%        6.97%       80.02%      92.70%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary Index   0.36%      13.08%     13.22%        7.75%       86.02%     106.83%
Russell 1000(R) Index                         6.14%      20.81%     14.06%        6.72%       93.03%      88.35%
S&P 500(R) Consumer Discretionary Index       5.00%      16.47%     17.45%       10.05%      123.45%     154.10%
Russell 1000(R) Consumer Discretionary
   Index(1)                                   4.22%      16.40%     16.59%         NA        115.41%        NA
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       93.85%
Industrials                                   3.35
Consumer Staples                              1.62
Information Technology                        1.18
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
PulteGroup, Inc.                              1.67%
D.R. Horton, Inc.                             1.57
Lear Corp.                                    1.54
TEGNA, Inc.                                   1.53
Carnival Corp.                                1.52
General Motors Co.                            1.50
Lennar Corp., Class A                         1.49
PVH Corp.                                     1.49
Murphy USA, Inc.                              1.48
CarMax, Inc.                                  1.48
                                            -------
  Total                                      15.27%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       MAY 8, 2007 - JANUARY 31, 2017

                 First Trust
            Consumer Discretionary      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
               AlphaDEX(R) Fund           Discretionary Index             Index           Discretionary Index
5/8/07             $10,000                      $10,000                  $10,000                $10,000
7/31/07              9,415                        9,439                    9,674                  9,418
1/31/08              8,296                        8,349                    9,261                  8,326
7/31/08              7,133                        7,194                    8,647                  7,355
1/31/09              4,347                        4,406                    5,911                  5,679
7/31/09              6,482                        6,601                    6,903                  6,667
1/31/10              7,427                        7,592                    7,611                  7,697
7/31/10              8,108                        8,319                    7,904                  8,410
1/31/11              9,984                       10,281                    9,387                 10,051
7/31/11             10,925                       11,302                    9,539                 10,806
1/31/12             10,699                       11,120                    9,757                 11,372
7/31/12             10,591                       11,024                   10,298                 12,091
1/31/13             12,657                       13,228                   11,419                 14,063
7/31/13             15,057                       15,791                   12,998                 16,770
1/31/14             15,938                       16,781                   13,957                 17,911
7/31/14             16,920                       17,876                   15,216                 18,899
1/31/15             18,238                       19,332                   15,878                 20,241
7/31/15             19,719                       20,976                   16,926                 23,374
1/31/16             17,144                       18,291                   15,591                 21,815
7/31/16             19,259                       20,608                   17,745                 24,200
1/31/17             19,265                       20,682                   18,835                 25,410


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        130               0               0             0
8/1/12 - 7/31/13        178               0               0             0
8/1/13 - 7/31/14        213               0               0             0
8/1/14 - 7/31/15        200               0               0             0
8/1/15 - 7/31/16        146               0               0             0
8/1/16 - 1/31/17         60               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         123               0              0             0
8/1/12 - 7/31/13          72               0              0             0
8/1/13 - 7/31/14          39               0              0             0
8/1/14 - 7/31/15          52               0              0             0
8/1/15 - 7/31/16         105               0              0             0
8/1/16 - 1/31/17          67               0              0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           -6.39%      6.73%     15.91%       10.30%      109.18%     159.60%
Market Price                                  -6.37%      6.80%     15.90%       10.30%      109.14%     159.65%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index         -6.09%      7.44%     16.78%       11.12%      117.16%     179.11%
Russell 1000(R) Index                          6.14%     20.81%     14.06%        6.72%       93.03%      88.35%
S&P 500(R) Consumer Staples Index             -2.33%      6.42%     13.44%       10.03%       87.84%     153.67%
Russell 1000(R) Consumer Staples Index(1)     -2.02%      7.04%     14.18%         NA         94.11%        NA
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                            100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Tyson Foods, Inc., Class A                    4.85%
Pilgrim's Pride Corp.                         4.80
Whole Foods Market, Inc.                      4.68
Archer-Daniels-Midland Co.                    4.62
Bunge Ltd.                                    4.56
Sysco Corp.                                   4.51
Nu Skin Enterprises, Inc., Class A            3.62
Reynolds American, Inc.                       3.58
J.M. Smucker (The) Co.                        3.54
Post Holdings, Inc.                           3.47
                                            -------
  Total                                      42.23%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          MAY 8, 2007 - JANUARY 31, 2017

            First Trust Consumer Staples          StrataQuant(R)          Russell 1000(R)      S&P 500(R) Consumer
                  AlphaDEX(R) Fund            Consumer Staples Index           Index              Staples Index
5/8/07                $10,000                        $10,000                  $10,000                $10,000
7/31/07                 9,555                          9,574                    9,674                  9,747
1/31/08                 8,917                          8,971                    9,261                 10,285
7/31/08                 9,091                          9,180                    8,647                 10,386
1/31/09                 7,142                          7,224                    5,646                  8,404
7/31/09                 8,442                          8,577                    6,903                  9,587
1/31/10                 9,133                          9,311                    7,611                 10,426
7/31/10                 9,790                         10,017                    7,904                 10,865
1/31/11                10,958                         11,264                    9,387                 11,840
7/31/11                12,844                         13,250                    9,539                 12,790
1/31/12                12,410                         12,853                    9,757                 13,505
7/31/12                12,455                         12,989                   10,298                 15,305
1/31/13                14,509                         15,186                   11,419                 16,073
7/31/13                17,921                         18,842                   12,998                 18,201
1/31/14                18,572                         19,596                   13,957                 18,172
7/31/14                20,635                         21,857                   15,216                 19,497
1/31/15                23,342                         24,784                   15,878                 21,971
7/31/15                25,401                         27,057                   16,926                 23,258
1/31/16                24,327                         25,980                   15,591                 23,835
7/31/16                27,737                         29,721                   17,745                 25,973
1/31/17                25,965                         27,911                   18,835                 25,368


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         158              0               0             0
8/1/12 - 7/31/13         155              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         204              0               0             0
8/1/15 - 7/31/16         164              0               0             0
8/1/16 - 1/31/17          46              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         94               1               0             0
8/1/12 - 7/31/13         95               0               0             0
8/1/13 - 7/31/14         39               0               0             0
8/1/14 - 7/31/15         48               0               0             0
8/1/15 - 7/31/16         87               0               0             0
8/1/16 - 1/31/17         81               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years     Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           10.79%     25.50%     -2.91%       -1.40%      -13.74%      -12.78%
Market Price                                  10.86%     25.58%     -2.89%       -1.39%      -13.64%      -12.73%

INDEX PERFORMANCE
StrataQuant(R) Energy Index                   11.22%     26.20%     -2.42%       -0.80%      -11.52%       -7.52%
Russell 1000(R) Index                          6.14%     20.81%     14.06%        6.72%       93.03%       88.35%
S&P 500(R) Energy Index                        7.83%     26.60%      2.86%        3.02%       15.13%       33.60%
Russell 1000(R) Energy Index(1)                8.06%     26.18%      2.14%         NA         11.18%        NA
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                       95.28%
Information Technology                        4.72
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Noble Corp. PLC                               3.92%
Dril-Quip, Inc.                               3.56
Parsley Energy, Inc., Class A                 3.44
First Solar, Inc.                             3.34
Valero Energy Corp.                           3.31
ONEOK, Inc.                                   3.30
Rowan Cos. PLC, Class A                       3.26
Transocean Ltd.                               3.26
Tesoro Corp.                                  3.18
Chesapeake Energy Corp.                       3.16
                                            -------
  Total                                      33.73%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             MAY 8, 2007 - JANUARY 31, 2017

            First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)
             AlphaDEX(R) Fund        Energy Index            Index           Energy Index
5/8/07           $10,000               $10,000              $10,000            $10,000
7/31/07           10,370                10,387                9,674             10,743
1/31/08           10,594                10,638                9,261             10,891
7/31/08           11,990                12,080                8,647             11,455
1/31/09            4,831                 4,864                6,047              7,332
7/31/09            6,865                 6,965                6,903              8,138
1/31/10            8,005                 8,153                7,611              8,656
7/31/10            8,119                 8,301                7,904              8,601
1/31/11           11,422                11,720                9,387             11,719
7/31/11           12,073                12,437                9,539             12,248
1/31/12           10,110                10,453                9,757             11,606
7/31/12            9,477                 9,838               10,298             11,633
1/31/13           11,278                11,755               11,419             12,874
7/31/13           11,715                12,244               12,998             13,799
1/31/14           12,399                13,006               13,957             14,020
7/31/14           14,678                15,444               15,216             16,343
1/31/15           10,559                11,126               15,878             13,133
7/31/15            9,013                 9,506               16,926             12,144
1/31/16            6,948                 7,329               15,591             10,554
7/31/16            7,871                 8,316               17,745             12,392
1/31/17            8,720                 9,250               18,835             13,362


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         156              0               0             0
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         223              0               0             0
8/1/14 - 7/31/15         161              1               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 1/31/17          71              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          96              1               0             0
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          29              0               0             0
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 1/31/17          56              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           14.07%     29.62%     15.98%        4.94%      109.83%      59.90%
Market Price                                  14.07%     29.68%     15.96%        4.94%      109.68%      59.89%

INDEX PERFORMANCE
StrataQuant(R) Financials Index               14.46%     30.56%     16.82%        5.83%      117.54%      73.57%
Russell 1000(R) Index                          6.14%     20.81%     14.06%        6.72%       93.03%      88.35%
S&P 500(R) Financials Index                   22.60%     35.04%     17.67%       -0.64%      125.61%      -6.10%
Russell 1000(R) Financial Services Index(1)   14.90%     27.78%     16.73%         NA        116.69%        NA
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   71.90%
Real Estate                                  19.30
Information Technology                        8.42
Industrials                                   0.38
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
CoreCivic, Inc.                               1.12%
Ally Financial, Inc.                          1.05
White Mountains Insurance Group Ltd.          1.03
Square, Inc., Class A                         1.01
Rayonier, Inc.                                0.99
Assurant, Inc.                                0.99
Charles Schwab (The) Corp.                    0.98
FNF Group                                     0.98
Validus Holdings Ltd.                         0.98
Chimera Investment Corp.                      0.98
                                            -------
  Total                                      10.11%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2017

            First Trust Financials       StrataQuant(R)     Russell 1000(R)         S&P 500(R)
               AlphaDEX(R) Fund         Financials Index         Index           Financials Index
5/8/07             $10,000                  $10,000             $10,000              $10,000
7/31/07              8,955                    8,986               9,674                8,883
1/31/08              7,939                    8,017               9,261                7,875
7/31/08              6,363                    6,450               8,647                5,950
1/31/09              3,908                    3,976               5,646                3,444
7/31/09              5,412                    5,550               6,903                3,713
1/31/10              6,429                    6,618               7,611                4,081
7/31/10              6,856                    7,086               7,904                4,253
1/31/11              7,898                    8,199               9,387                4,772
7/31/11              7,558                    7,878               9,539                4,336
1/31/12              7,621                    7,979               9,757                4,162
7/31/12              7,904                    8,307              10,298                4,385
1/31/13              9,367                    9,886              11,419                5,255
7/31/13             11,021                   11,675              12,998                6,245
1/31/14             11,646                   12,384              13,957                6,482
7/31/14             12,228                   13,050              15,216                6,957
1/31/15             12,750                   13,656              15,878                7,213
7/31/15             13,987                   15,034              16,926                7,959
1/31/16             12,337                   13,296              15,591                6,954
7/31/16             14,018                   15,165              17,745                7,659
1/31/17             15,991                   17,358              18,835                9,390


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         151              0               0             0
8/1/12 - 7/31/13         189              0               0             0
8/1/13 - 7/31/14         219              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 1/31/17          88              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         102              0               0             0
8/1/12 - 7/31/13          61              0               0             0
8/1/13 - 7/31/14          33              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 1/31/17          39              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           -3.28%     11.02%     15.88%       11.93%      108.93%     199.64%
Market Price                                  -3.27%     11.08%     15.87%       11.94%      108.89%     199.69%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index              -3.01%     11.68%     16.62%       12.75%      115.73%     221.64%
Russell 1000(R) Index                          6.14%     20.81%     14.06%        6.72%       93.03%      88.35%
S&P 500(R) Health Care Index                  -5.59%      7.67%     16.61%        9.03%      115.60%     132.01%
Russell 1000(R) Health Care Index(1)          -5.07%      8.68%     17.10%         NA        120.17%        NA
-------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                 100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
United Therapeutics Corp.                     2.43%
Baxter International, Inc.                    2.31
Envision Healthcare Corp.                     2.29
Anthem, Inc.                                  2.29
WellCare Health Plans, Inc.                   2.27
Universal Health Services, Inc., Class B      2.26
VCA, Inc.                                     2.25
LifePoint Health, Inc.                        2.23
VWR Corp.                                     2.21
UnitedHealth Group, Inc.                      2.16
                                            -------
  Total                                      22.70%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    MAY 8, 2007 - JANUARY 31, 2017

            First Trust Health Care       StrataQuant(R)        Russell 1000(R)         S&P 500(R)
            AlphaDEX(R) Fund (FXH)       Health Care Index           Index           Health Care Index
5/8/07              $10,000                   $10,000               $10,000               $10,000
7/31/07               9,740                     9,764                 9,674                 9,222
1/31/08               9,645                     9,702                 9,261                 9,269
7/31/08               9,465                     9,573                 8,647                 8,940
1/31/09               7,330                     7,443                 5,646                 7,696
7/31/09               8,830                     9,001                 6,903                 7,974
1/31/10              10,750                    10,993                 7,611                 9,042
7/31/10              10,780                    11,068                 7,904                 8,318
1/31/11              13,190                    13,601                 9,387                 9,306
7/31/11              14,302                    14,805                 9,539                10,142
1/31/12              14,342                    14,909                 9,757                10,762
7/31/12              15,042                    15,667                10,298                11,706
1/31/13              17,867                    18,682                11,419                13,226
7/31/13              21,434                    22,504                12,998                15,877
1/31/14              25,169                    26,517                13,957                17,571
7/31/14              26,745                    28,259                15,216                19,279
1/31/15              30,802                    32,650                15,878                22,086
7/31/15              35,050                    37,293                16,926                24,576
1/31/16              26,992                    28,798                15,591                21,549
7/31/16              30,984                    33,161                17,745                24,575
1/31/17              29,968                    32,163                18,835                23,201


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         135              0               0             0
8/1/12 - 7/31/13         187              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         220              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 1/31/17          65              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         118              0               0             0
8/1/12 - 7/31/13          63              0               0             0
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 7/31/15          32              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 1/31/17          62              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           16.88%     39.66%     13.77%       6.34%       90.57%       81.98%
Market Price                                  16.95%     39.74%     13.75%       6.35%       90.47%       82.09%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index              17.54%     40.96%     14.59%       7.14%       97.62%       95.72%
Russell 1000(R) Index                          6.14%     20.81%     14.06%       6.72%       93.03%       88.35%
S&P 500(R) Industrials Index                   9.50%     27.88%     14.38%       7.34%       95.74%       99.20%
Russell 1000(R) Producer Durables Index(1)    10.45%     28.54%     14.73%         NA        98.78%         NA
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  90.38%
Information Technology                        8.92
Materials                                     0.35
Health Care                                   0.35
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Xerox Corp.                                   2.17%
United Rentals, Inc.                          2.16
MSC Industrial Direct Co., Inc., Class A      1.99
Air Lease Corp.                               1.91
Southwest Airlines Co.                        1.89
Chicago Bridge & Iron Co. N.V.                1.88
Quanta Services, Inc.                         1.85
Spirit AeroSystems Holdings, Inc., Class A    1.85
Old Dominion Freight Line, Inc.               1.85
B/E Aerospace, Inc.                           1.84
                                            -------
  Total                                      19.39%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    MAY 8, 2007 - JANUARY 31, 2017

            First Trust Industrials/
               Producer Durables          StrataQuant(R)        Russell 1000(R)         S&P 500(R)
                AlphaDEX(R) Fund         Industrials Index           Index           Industrials Index
5/8/07              $10,000                   $10,000               $10,000               $10,000
7/31/07               9,435                     9,457                 9,674                10,400
1/31/08               8,770                     8,820                 9,261                 9,935
7/31/08               8,792                     8,874                 8,647                 9,138
1/31/09               4,967                     5,030                 5,646                 5,934
7/31/09               6,081                     6,182                 6,903                 6,422
1/31/10               7,233                     7,384                 7,611                 7,464
7/31/10               7,854                     8,048                 7,904                 8,263
1/31/11               9,675                     9,954                 9,387                 9,982
7/31/11               9,243                     9,542                 9,539                 9,618
1/31/12               9,549                     9,904                 9,757                10,177
7/31/12               9,177                     9,552                10,298                10,257
1/31/13              10,955                    11,446                11,419                11,594
7/31/13              12,656                    13,270                12,998                13,198
1/31/14              14,598                    15,368                13,957                14,747
7/31/14              15,496                    16,375                15,216                15,405
1/31/15              15,548                    16,486                15,878                16,340
7/31/15              15,698                    16,682                16,926                16,469
1/31/16              13,029                    13,885                15,591                15,578
7/31/16              15,567                    16,652                17,745                18,192
1/31/17              18,195                    19,573                18,835                19,920


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         111              0               0             0
8/1/12 - 7/31/13         177              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         167              0               0             0
8/1/15 - 7/31/16         153              0               0             0
8/1/16 - 1/31/17         105              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%    1.00%-1.99%      >=2.00%
8/1/11 - 7/31/12         142              0              0              0
8/1/12 - 7/31/13          73              0              0              0
8/1/13 - 7/31/14          35              0              0              0
8/1/14 - 7/31/15          85              0              0              0
8/1/15 - 7/31/16          98              0              0              0
8/1/16 - 1/31/17          22              0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           10.62%     46.63%     11.30%       8.21%       70.81%      115.49%
Market Price                                  10.68%     46.71%     11.30%       8.21%       70.76%      115.60%

INDEX PERFORMANCE
StrataQuant(R) Materials Index                10.98%     47.66%     12.10%       9.02%       77.01%      131.71%
Russell 1000(R) Index                          6.14%     20.81%     14.06%       6.72%       93.03%       88.35%
S&P 500(R) Materials Index                     8.11%     36.53%      9.21%       5.24%       55.34%       64.42%
Russell 1000(R) Materials and Processing
   Index(1)                                    8.79%     38.32%     10.14%         NA        62.11%         NA
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                    80.78%
Industrials                                  19.22
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Domtar Corp.                                  3.54%
Owens Corning                                 3.39
Mosaic (The) Co.                              3.38
USG Corp.                                     3.35
Berry Plastics Group, Inc.                    3.31
Dow Chemical (The) Co.                        3.30
Eastman Chemical Co.                          3.26
Freeport-McMoRan, Inc.                        3.20
Reliance Steel & Aluminum Co.                 3.17
Scotts Miracle-Gro (The) Co.                  3.05
                                            -------
  Total                                      32.95%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2017

            First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)
              AlphaDEX(R) Fund         Materials Index           Index           Materials Index
5/8/07             $10,000                 $10,000              $10,000              $10,000
7/31/07             10,085                  10,104                9,674                9,956
1/31/08             10,310                  10,362                9,261               10,271
7/31/08             11,037                  11,128                8,647               10,387
1/31/09              5,255                   5,323                5,646                5,394
7/31/09              7,814                   7,950                6,903                7,499
1/31/10              9,265                   9,468                7,611                7,890
7/31/10             10,371                  10,617                7,904                8,450
1/31/11             12,736                  13,090                9,387               10,544
7/31/11             12,769                  13,180                9,539               10,572
1/31/12             12,616                  13,091                9,757               10,586
7/31/12             12,159                  12,665               10,298               10,021
1/31/13             14,771                  15,454               11,419               11,369
7/31/13             15,248                  16,011               12,998               11,899
1/31/14             17,100                  18,026               13,957               13,120
7/31/14             17,952                  18,987               15,216               14,650
1/31/15             16,665                  17,673               15,878               14,420
7/31/15             17,168                  18,274               16,926               14,029
1/31/16             14,697                  15,690               15,591               12,042
7/31/16             19,481                  20,876               17,745               15,207
1/31/17             21,550                  23,168               18,835               16,440


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         119              0               0             0
8/1/12 - 7/31/13         162              0               0             0
8/1/13 - 7/31/14         200              1               0             0
8/1/14 - 7/31/15         163              0               0             0
8/1/15 - 7/31/16         147              0               0             0
8/1/16 - 1/31/17          80              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         134              0               0             0
8/1/12 - 7/31/13          87              1               0             0
8/1/13 - 7/31/14          49              2               0             0
8/1/14 - 7/31/15          89              0               0             0
8/1/15 - 7/31/16         104              0               0             0
8/1/16 - 1/31/17          47              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           13.78%     31.60%     12.90%       7.53%        83.44%     102.66%
Market Price                                  13.78%     31.68%     12.90%       7.53%        83.40%     102.71%

INDEX PERFORMANCE
StrataQuant(R) Technology Index               13.73%     31.98%     13.62%       8.35%        89.39%     118.25%
Russell 1000(R) Index                          6.14%     20.81%     14.06%       6.72%        93.03%      88.35%
S&P 500(R) Information Technology Index       10.53%     24.91%     15.69%       9.93%       107.24%     151.27%
Russell 1000(R) Technology Index(1)           11.07%     26.37%     14.71%         NA         98.62%        NA
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       99.58%
Consumer Discretionary                        0.42
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Skyworks Solutions, Inc.                      2.64%
Corning, Inc.                                 2.35
Cognex Corp.                                  2.28
NCR Corp.                                     2.28
Arrow Electronics, Inc.                       2.22
NVIDIA Corp.                                  2.20
CommScope Holding Co., Inc.                   2.19
Cisco Systems, Inc.                           2.19
Intel Corp.                                   2.18
CDW Corp.                                     2.13
                                            -------
  Total                                      22.66%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     MAY 8, 2007 - JANUARY 31, 2017

            First Trust Technology       StrataQuant(R)       Russell 1000(R)      S&P 500(R) Information
               AlphaDEX(R) Fund         Technology Index           Index              Technology Index
5/8/07             $10,000                  $10,000               $10,000                 $10,000
7/31/07             10,235                   10,252                 9,674                  10,160
1/31/08              9,030                    9,078                 9,261                   9,501
7/31/08              8,815                    8,895                 8,647                   9,320
1/31/09              5,205                    5,295                 5,646                   6,101
7/31/09              7,236                    7,397                 6,903                   8,416
1/31/10              8,246                    8,457                 7,611                   9,142
7/31/10              9,060                    9,330                 7,904                   9,570
1/31/11             11,868                   12,273                 9,387                  11,466
7/31/11             10,908                   11,328                 9,539                  11,407
1/31/12             11,048                   11,523                 9,757                  12,125
7/31/12             10,493                   10,986                10,298                  12,896
1/31/13             11,488                   12,077                11,419                  13,111
7/31/13             13,069                   13,792                12,998                  14,332
1/31/14             15,047                   15,945                13,957                  16,195
7/31/14             16,021                   17,035                15,216                  18,362
1/31/15             16,916                   18,044                15,878                  19,186
7/31/15             17,738                   18,982                16,926                  20,708
1/31/16             15,400                   16,535                15,591                  20,116
7/31/16             17,812                   19,189                17,745                  22,733
1/31/17             20,267                   21,824                18,835                  25,126


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         161              0               0             0
8/1/12 - 7/31/13         136              0               0             0
8/1/13 - 7/31/14         218              0               0             0
8/1/14 - 7/31/15         177              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 1/31/17          91              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          92              0               0             0
8/1/12 - 7/31/13         114              0               0             0
8/1/13 - 7/31/14          34              0               0             0
8/1/14 - 7/31/15          75              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 1/31/17          36              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                            0.74%     22.29%     12.98%       6.48%       84.05%       84.20%
Market Price                                   0.77%     22.34%     12.98%       6.48%       84.05%       84.18%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index                 1.09%     23.21%     13.95%       7.39%       92.08%      100.14%
Russell 1000(R) Index                          6.14%     20.81%     14.06%       6.72%       93.03%       88.35%
S&P 500(R) Utilities Index                    -3.93%     12.21%     11.45%       5.69%       71.95%       71.40%
Russell 1000(R) Utilities Index(1)            -3.18%     14.01%     11.93%         NA        75.65%         NA
--------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                    69.19%
Telecommunication Services                   30.81
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
CenturyLink, Inc.                             5.08%
T-Mobile US, Inc.                             5.06
Telephone & Data Systems, Inc.                4.96
Level 3 Communications, Inc.                  4.93
Avangrid, Inc.                                4.78
Great Plains Energy, Inc.                     4.70
Entergy Corp.                                 4.55
PPL Corp.                                     3.82
Frontier Communications Corp.                 3.81
Duke Energy Corp.                             3.78
                                            -------
  Total                                      45.47%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2017

            First Trust Utilities       StrataQuant(R)       Russell 1000(R)        S&P 500(R)
              AlphaDEX(R) Fund          Utilities Index           Index           Utilities Index
5/8/07             $10,000                  $10,000              $10,000              $10,000
7/31/07              9,185                    9,205                9,674                9,034
1/31/08              8,789                    8,856                9,261                9,588
7/31/08              8,506                    8,601                8,647                9,394
1/31/09              6,660                    6,760                5,646                7,262
7/31/09              7,440                    7,593                6,903                7,463
1/31/10              8,033                    8,229                7,611                7,777
7/31/10              8,616                    8,863                7,904                8,170
1/31/11              9,597                    9,912                9,387                8,727
7/31/11             10,083                   10,456                9,539                9,322
1/31/12             10,008                   10,420                9,757                9,970
7/31/12             10,753                   11,245               10,298               11,120
1/31/13             11,197                   11,750               11,419               10,990
7/31/13             12,464                   13,196               12,998               12,011
1/31/14             12,818                   13,628               13,957               12,220
7/31/14             14,094                   15,046               15,216               13,123
1/31/15             15,906                   17,032               15,878               15,666
7/31/15             14,907                   16,015               16,926               14,497
1/31/16             15,062                   16,242               15,591               15,276
7/31/16             18,283                   19,798               17,745               17,843
1/31/17             18,419                   20,014               18,835               17,141


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         157              0               0             0
8/1/12 - 7/31/13         141              0               0             0
8/1/13 - 7/31/14         193              0               0             0
8/1/14 - 7/31/15         136              0               0             0
8/1/15 - 7/31/16         173              0               0             0
8/1/16 - 1/31/17          60              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          96              0               0             0
8/1/12 - 7/31/13         109              0               0             0
8/1/13 - 7/31/14          59              0               0             0
8/1/14 - 7/31/15         116              0               0             0
8/1/15 - 7/31/16          78              0               0             0
8/1/16 - 1/31/17          67              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2017 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2016     JANUARY 31, 2017        PERIOD          PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,000.30             0.63%             $3.18
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $  936.10             0.62%             $3.03
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $1,107.90             0.62%             $3.29
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,140.70             0.63%             $3.40
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $  967.20             0.62%             $3.07
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2016     JANUARY 31, 2017        PERIOD          PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,168.80             0.62%             $3.39
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,106.20             0.64%             $3.40
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,137.80             0.63%             $3.39
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,007.40             0.63%             $3.19
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2016 through January 31, 2017), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AUTO COMPONENTS -- 5.3%
      141,206  BorgWarner, Inc.               $     5,765,441
      282,850  Gentex Corp.                         5,908,736
      141,187  Goodyear Tire & Rubber (The)
                  Co.                               4,573,047
       54,876  Lear Corp.                           7,797,331
       34,667  Visteon Corp. (a)                    3,105,123
                                              ---------------
                                                   27,149,678
                                              ---------------
               AUTOMOBILES -- 5.3%
      601,196  Ford Motor Co.                       7,430,783
      208,497  General Motors Co.                   7,633,075
       74,708  Harley-Davidson, Inc.                4,261,344
       72,599  Thor Industries, Inc.                7,513,997
                                              ---------------
                                                   26,839,199
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
       65,333  KAR Auction Services, Inc.           2,975,918
                                              ---------------
               DISTRIBUTORS -- 1.4%
       14,577  Genuine Parts Co.                    1,411,200
       53,370  Pool Corp.                           5,633,737
                                              ---------------
                                                    7,044,937
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 2.5%
       14,191  Graham Holdings Co., Class B         7,372,934
      121,122  H&R Block, Inc.                      2,599,278
       49,028  Service Corp. International          1,428,186
       36,955  ServiceMaster Global Holdings,
                  Inc. (a)                          1,366,596
                                              ---------------
                                                   12,766,994
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.2%
      992,366  Fitbit, Inc., Class A (a) (b)        5,964,120
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.6%
       17,398  Costco Wholesale Corp.               2,852,402
       80,569  Wal-Mart Stores, Inc.                5,377,175
                                              ---------------
                                                    8,229,577
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 14.5%
       38,974  Aramark                              1,318,880
       56,216  Brinker International, Inc.          2,501,612
      139,535  Carnival Corp.                       7,727,448
       77,758  Choice Hotels International,
                  Inc.                              4,315,569
       59,932  Darden Restaurants, Inc.             4,391,817
       27,367  Domino's Pizza, Inc.                 4,776,636
       26,548  Dunkin' Brands Group, Inc.           1,377,045
      172,424  Extended Stay America, Inc.          2,794,993
       78,021  Hilton Worldwide Holdings, Inc.      4,492,449
       78,868 Hyatt Hotels Corp., Class A (a) 4,314,868 67,359 Marriott International, Inc.,
                  Class A                           5,698,571
      151,182  MGM Resorts International (a)        4,354,042
      130,943  Norwegian Cruise Line
                  Holdings Ltd. (a)                 6,154,321


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
        6,789  Panera Bread Co., Class A (a)  $     1,419,308
       67,882  Royal Caribbean Cruises Ltd.         6,355,792
       23,221  Six Flags Entertainment Corp.        1,383,507
       17,262  Vail Resorts, Inc.                   2,961,124
      322,376  Wendy's (The) Co.                    4,361,747
       36,460  Wyndham Worldwide Corp.              2,882,528
                                              ---------------
                                                   73,582,257
                                              ---------------
               HOUSEHOLD DURABLES -- 12.6%
      213,585  CalAtlantic Group, Inc.              7,447,709
      265,797  D.R. Horton, Inc.                    7,949,988
       89,879  Garmin Ltd.                          4,340,257
       65,347  Harman International
                  Industries, Inc.                  7,263,972
      169,208  Lennar Corp., Class A                7,555,137
       27,884  Mohawk Industries, Inc. (a)          6,018,483
        1,667  NVR, Inc. (a)                        3,097,286
      395,214  PulteGroup, Inc.                     8,501,053
       40,784  Tempur Sealy International,
                  Inc. (a) (b)                      1,753,712
      179,649  Toll Brothers, Inc. (a)              5,633,793
       23,974  Whirlpool Corp.                      4,192,813
                                              ---------------
                                                   63,754,203
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.9%
        1,851  Amazon.com, Inc. (a)                 1,524,261
       12,297  Expedia, Inc.                        1,495,192
      278,737  Liberty Interactive Corp. QVC
                  Group, Class A (a)                5,346,176
       35,211  Netflix, Inc. (a)                    4,954,540
          958  Priceline Group (The), Inc. (a)      1,508,975
                                              ---------------
                                                   14,829,144
                                              ---------------
               LEISURE PRODUCTS -- 2.4%
       79,919  Brunswick Corp.                      4,783,951
       17,902  Hasbro, Inc.                         1,477,094
      196,855  Vista Outdoor, Inc. (a)              5,671,393
                                              ---------------
                                                   11,932,438
                                              ---------------
               MEDIA -- 15.8%
        4,476  Cable One, Inc.                      2,830,533
       87,543  CBS Corp., Class B                   5,645,648
       19,348  Charter Communications, Inc.,
                  Class A (a)                       6,267,785
       72,592  Cinemark Holdings, Inc.              3,085,160
       63,121  Comcast Corp., Class A               4,760,586
      203,180  Discovery Communications,
                  Inc., Class A (a)                 5,760,153
       24,033  DISH Network Corp.,
                  Class A (a)                       1,422,033
       59,477  Interpublic Group of Cos.
                  (The), Inc.                       1,399,494
       75,184  Liberty Broadband Corp.,
                  Class C (a)                       6,416,202
      163,853  Live Nation Entertainment,
                  Inc. (a)                          4,689,473
      242,978  News Corp., Class A                  2,986,200
       16,356  Omnicom Group, Inc.                  1,400,891


                        See Notes to Financial Statements                Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       67,585  Regal Entertainment Group,
                  Class A (b)                 $     1,531,476
       78,029  Scripps Networks Interactive,
                  Inc., Class A                     5,942,689
      625,753  Sirius XM Holdings, Inc. (b)         2,953,554
      339,606  TEGNA, Inc.                          7,780,373
       57,692  Time Warner, Inc.                    5,587,470
       99,307  Twenty-First Century Fox, Inc.,
                  Class A                           3,116,254
      124,170  Viacom, Inc., Class B                5,232,524
       13,362  Walt Disney (The) Co.                1,478,505
                                              ---------------
                                                   80,287,003
                                              ---------------
               MULTILINE RETAIL -- 5.4%
      115,881  Dillard's, Inc., Class A             6,540,324
       18,803  Dollar General Corp.                 1,388,037
       18,036  Dollar Tree, Inc. (a)                1,392,199
      167,545  JC Penney Co., Inc. (a) (b)          1,114,174
      147,105  Kohl's Corp.                         5,859,192
      121,713  Macy's, Inc.                         3,595,402
       58,101  Nordstrom, Inc. (b)                  2,569,226
       77,110  Target Corp.                         4,972,053
                                              ---------------
                                                   27,430,607
                                              ---------------
               PROFESSIONAL SERVICES -- 0.3%
       33,193  Nielsen Holdings PLC                 1,357,926
                                              ---------------
               ROAD & RAIL -- 2.5%
       11,788  AMERCO                               4,440,186
       75,919  Avis Budget Group, Inc. (a)          2,825,705
      258,308  Hertz Global Holdings, Inc. (a)      5,416,719
                                              ---------------
                                                   12,682,610
                                              ---------------
               SPECIALTY RETAIL -- 22.3%
       16,468  Advance Auto Parts, Inc.             2,704,704
       89,583  AutoNation, Inc. (a)                 4,758,649
      178,738  Bed Bath & Beyond, Inc.              7,212,078
      130,520  Best Buy Co., Inc.                   5,810,750
       85,711  Burlington Stores, Inc. (a)          7,174,011
       95,120  Cabela's, Inc. (a)                   5,316,257
      112,810  CarMax, Inc. (a)                     7,525,555
      115,659  CST Brands, Inc.                     5,572,451
       82,082  Dick's Sporting Goods, Inc.          4,235,431
       78,555  Foot Locker, Inc.                    5,384,160
      287,578  GameStop Corp., Class A              7,042,785
      248,181  Gap (The), Inc.                      5,715,608
       20,774  Home Depot (The), Inc.               2,858,087
       42,300  L Brands, Inc.                       2,546,883
      136,168  Michaels (The) Cos., Inc. (a)        2,678,424
      118,168  Murphy USA, Inc. (a)                 7,527,302
       84,077  Penske Automotive Group, Inc.        4,570,426
       66,437  Ross Stores, Inc.                    4,392,150
       59,080  Signet Jewelers Ltd.                 4,588,744
       35,964  Tiffany & Co.                        2,831,086
       18,539  TJX (The) Cos., Inc.                 1,388,942
       17,102  Ulta Beauty, Inc. (a)                4,656,532
      255,066  Urban Outfitters, Inc. (a)           6,769,452
                                              ---------------
                                                  113,260,467
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 3.4%
       79,514  Coach, Inc.                    $     2,969,848
       74,572  Kate Spade & Co. (a)                 1,380,328
       21,419  Lululemon Athletica, Inc. (a)        1,445,997
       80,504  PVH Corp.                            7,552,080
       30,829  Ralph Lauren Corp.                   2,726,208
       56,646  Skechers U.S.A., Inc.,
                  Class A (a)                       1,422,947
                                              ---------------
                                                   17,497,408
                                              ---------------
               TOTAL COMMON STOCKS -- 100.0%      507,584,486
               (Cost $525,911,865)            ---------------

               MONEY MARKET FUNDS -- 0.8%
    3,638,281  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                     3,638,281
      378,594  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (c)                   378,594
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.8%                           4,016,875
               (Cost $4,016,875)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.7%
$   1,952,613  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $1,952,637. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.000%,
                  due 08/31/21. The value of
                  the collateral including
                  accrued interest is
                  $2,008,443. (d)                   1,952,613

    6,725,419  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $6,725,512. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%,
                  due 05/31/20. The value of
                  the collateral including
                  accrued interest is
                  $6,876,252. (d)                   6,725,419
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.7%                8,678,032
               (Cost $8,678,032)              ---------------

               TOTAL INVESTMENTS -- 102.5%        520,279,393
               (Cost $538,606,772) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.5)%           (12,583,608)
                                              ---------------
               NET ASSETS -- 100.0%           $   507,695,785
                                              ===============


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2017 (UNAUDITED)


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $11,861,637 and the total value of the collateral held by the Fund is $12,316,313.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,846,638 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $52,174,017.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           LEVEL 1         LEVEL 2       LEVEL 3
                       -------------------------------------------
Common Stocks*         $  507,584,486   $         --   $        --
Money Market Funds          4,016,875             --            --
Repurchase Agreements              --      8,678,032            --
                       -------------------------------------------
Total Investments      $  511,601,361   $  8,678,032   $        --
                       ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    11,861,637
Non-cash Collateral(2)                            (11,861,637)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     8,678,032
Non-cash Collateral(4)                             (8,678,032)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BEVERAGES -- 5.8%
      257,490  Brown-Forman Corp., Class B    $    11,741,544
      139,486  Coca-Cola (The) Co.                  5,798,433
      118,862  Molson Coors Brewing Co.,
                  Class B                          11,472,560
      110,539  PepsiCo, Inc.                       11,471,738
                                              ---------------
                                                   40,484,275
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 22.3%
       48,647  Casey's General Stores, Inc.         5,589,540
      293,161  CVS Health Corp.                    23,104,018
      502,738  Kroger (The) Co.                    17,072,983
    4,010,554  Rite Aid Corp. (a)                  22,539,314
      305,670  Sprouts Farmers Market, Inc.
                  (a)                               5,706,859
      596,845  Sysco Corp.                         31,310,489
      209,631  Walgreens Boots Alliance, Inc.      17,177,164
    1,074,351  Whole Foods Market, Inc.            32,466,887
                                              ---------------
                                                  154,967,254
                                              ---------------
               FOOD PRODUCTS -- 52.2%
      723,928  Archer-Daniels-Midland Co.          32,041,053
      721,701  Blue Buffalo Pet Products,
                  Inc. (a)                         17,501,249
      457,458  Bunge Ltd.                          31,660,668
      191,278  Campbell Soup Co.                   11,903,230
      868,787  Flowers Foods, Inc.                 17,471,307
      592,689  Hain Celestial Group (The),
                  Inc. (a)                         23,446,777
       55,914  Hershey (The) Co.                    5,897,250
      498,406  Hormel Foods Corp.                  18,092,138
      185,123  Ingredion, Inc.                     23,730,917
      180,644  J.M. Smucker (The) Co.              24,540,487
      198,684  Kraft Heinz (The) Co.               17,740,494
    1,740,240  Pilgrim's Pride Corp.               33,308,194
      108,197  Pinnacle Foods, Inc.                 5,754,999
      287,752  Post Holdings, Inc. (a)             24,079,087
      240,325  TreeHouse Foods, Inc. (a)           18,235,861
      535,789  Tyson Foods, Inc., Class A          33,642,191
      416,053  WhiteWave Foods (The) Co. (a)       22,907,878
                                              ---------------
                                                  361,953,780
                                              ---------------
               HOUSEHOLD PRODUCTS -- 7.1%
       48,182  Clorox (The) Co.                     5,781,840
      129,649  Energizer Holdings, Inc.             6,543,385
      101,359  Kimberly-Clark Corp.                12,277,616
      137,558  Procter & Gamble (The) Co.          12,050,081
       94,552  Spectrum Brands Holdings, Inc.      12,612,291
                                              ---------------
                                                   49,265,213
                                              ---------------
               PERSONAL PRODUCTS -- 6.3%
      237,698 Edgewell Personal Care Co. (a) 18,740,110 484,150 Nu Skin Enterprises, Inc.,
                  Class A                          25,117,702
                                              ---------------
                                                   43,857,812
                                              ---------------
               TOBACCO -- 6.2%
      171,046  Altria Group, Inc.                  12,175,054
       63,212  Philip Morris International,
                  Inc.                              6,076,569


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOBACCO (CONTINUED)
      412,792  Reynolds American, Inc.        $    24,821,183
                                              ---------------
                                                   43,072,806
                                              ---------------
               TOTAL COMMON STOCKS -- 99.9%       693,601,140
               (Cost $729,785,548)            ---------------

               RIGHTS -- 0.0%
               FOOD & STAPLES RETAILING
                  -- 0.0%
        5,790  Safeway Casa Ley, S.A.,
                  CVR (a) (b)                           5,876
        5,790  Safeway PDC, LLC,
                  CVR (a) (b)                             283
                                              ---------------
               TOTAL RIGHTS -- 0.0%                     6,159
               (Cost $6,008)                  ---------------

               MONEY MARKET FUNDS -- 0.1%
      581,607  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (c)                   581,607
               (Cost $581,607)                ---------------

               TOTAL INVESTMENTS -- 100.0%        694,188,906
               (Cost $730,373,163) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%              (298,791)
                                              ---------------
               NET ASSETS -- 100.0%           $   693,890,115
                                              ===============

(a)   Non-income producing security.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2017, securities noted as such are valued at $6,159 or 0.0% of net assets.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,711,260 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $57,895,517.

CVR   - Contingent Value Rights


Page 28                 See Notes to Financial Statements

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           LEVEL 1         LEVEL 2       LEVEL 3
                       -------------------------------------------
Common Stocks*         $  693,601,140   $         --   $        --
Rights*                            --          6,159            --
Money Market Funds            581,607             --            --
                       -------------------------------------------
Total Investments      $  694,182,747   $      6,159   $        --
                       ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Financial Statements                Page 29

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ENERGY EQUIPMENT & SERVICES
                  -- 23.9%
      552,350  Diamond Offshore Drilling,
                  Inc. (a) (b)                $     9,047,493
      895,435  Dril-Quip, Inc. (b)                 55,696,057
    1,005,807  Ensco PLC, Class A                  10,983,412
      416,834  Helmerich & Payne, Inc.             29,661,907
      596,115  Nabors Industries Ltd.               9,686,869
      261,135  National Oilwell Varco, Inc.         9,873,514
    9,082,894  Noble Corp. PLC                     61,309,534
    1,524,856  Oceaneering International, Inc.     42,467,240
    1,198,451  Patterson-UTI Energy, Inc.          33,604,566
    2,846,536  Rowan Cos. PLC, Class A (b)         51,009,925
      275,164  TechnipFMC PLC (b)                   9,251,014
    3,647,945  Transocean Ltd. (b)                 50,961,792
                                              ---------------
                                                  373,553,323
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 71.3%
    1,818,887  Antero Resources Corp. (b)          44,399,032
      508,298  Apache Corp.                        30,406,386
    7,659,661  Chesapeake Energy Corp. (b)         49,404,813
      365,470  Chevron Corp.                       40,695,084
      158,264  Cimarex Energy Co.                  21,398,875
      643,450  ConocoPhillips                      31,374,622
    2,359,666  CONSOL Energy, Inc.                 39,972,742
      417,323  Continental Resources, Inc. (b)     20,265,205
      941,910  Devon Energy Corp.                  42,894,581
      319,246  Diamondback Energy, Inc. (b)        33,575,102
      319,123  EOG Resources, Inc.                 32,416,514
      328,881  EQT Corp.                           19,940,055
      476,582  Exxon Mobil Corp.                   39,980,464
      345,298  Hess Corp.                          18,708,246
      656,532  HollyFrontier Corp.                 19,019,732
    1,038,537  Kinder Morgan, Inc.                 23,200,917
    2,485,069  Marathon Oil Corp.                  41,624,906
      854,354  Marathon Petroleum Corp.            41,051,710
    1,036,372  Murphy Oil Corp.                    29,961,514
      256,874  Noble Energy, Inc.                  10,213,310
      936,608  ONEOK, Inc.                         51,616,467
    1,525,850  Parsley Energy, Inc.,
                  Class A (b)                      53,740,437
    1,157,188  PBF Energy, Inc., Class A           26,835,190
      497,822  Phillips 66                         40,632,232
      531,044  QEP Resources, Inc. (b)              9,261,407
      284,543  Range Resources Corp.                9,202,121
      457,920  Rice Energy, Inc. (b)                9,080,554
      283,534  SM Energy Co.                        8,650,622
      903,553  Southwestern Energy Co. (b)          8,141,013
      523,441  Spectra Energy Corp.                21,801,318
      575,392  Targa Resources Corp.               33,154,087
      614,879  Tesoro Corp.                        49,712,967
      787,039  Valero Energy Corp.                 51,755,685
    1,789,383  Whiting Petroleum Corp. (b)         19,844,257
    1,036,046  Williams (The) Cos., Inc.           29,879,567
      936,982  World Fuel Services Corp.           41,676,959
    1,476,188  WPX Energy, Inc. (b)                20,563,299
                                              ---------------
                                                1,116,051,992
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.7%
    1,675,642  First Solar, Inc. (a) (b)      $    52,263,274
    3,253,894  SunPower Corp. (a) (b)              21,605,856
                                              ---------------
                                                   73,869,130
                                              ---------------
               TOTAL COMMON STOCKS -- 99.9%     1,563,474,445
               (Cost $1,505,789,248)          ---------------

               MONEY MARKET FUNDS -- 1.2%
   17,865,139  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38%  (c) (d)                   17,865,139
      858,980  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio -Institutional
                  Class - 0.41% (c)                   858,980
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.2%                          18,724,119
               (Cost $18,724,119)             ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.7%
$   9,587,966  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $9,588,083. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.000%, due
                  08/31/21. The value of the
                  collateral including accrued
                  interest is $9,862,108. (d)       9,587,966

   33,023,991  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $33,024,450. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $33,764,630. (d)     33,023,991
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 2.7%               42,611,957
               (Cost $42,611,957)             ---------------

               TOTAL INVESTMENTS -- 103.8%      1,624,810,521
               (Cost $1,567,125,324) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.8)%           (60,108,248)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,564,702,273
                                              ===============


Page 30                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JANUARY 31, 2017 (UNAUDITED)


(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $59,883,664 and the total value of the collateral held by the Fund is $60,477,096.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $136,573,680 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,888,483.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           LEVEL 1         LEVEL 2       LEVEL 3
                       -------------------------------------------
Common Stocks*         $1,563,474,445   $         --   $        --
Money Market Funds         18,724,119             --            --
Repurchase Agreements              --     42,611,957            --
                       -------------------------------------------
Total Investments      $1,582,198,564   $ 42,611,957   $        --
                       ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    59,883,664
Non-cash Collateral(2)                            (59,883,664)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    42,611,957
Non-cash Collateral(4)                            (42,611,957)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BANKS -- 18.1%
      152,988  Associated Banc-Corp.          $     3,870,596
      341,960  Bank of America Corp.                7,741,974
      100,256  BankUnited, Inc.                     3,829,779
      120,550  BB&T Corp.                           5,568,205
       45,507  BOK Financial Corp.                  3,742,496
      221,333  CIT Group, Inc.                      9,116,706
      158,958  Citigroup, Inc.                      8,874,625
      265,135  Citizens Financial Group, Inc.       9,589,933
       27,744  Comerica, Inc.                       1,873,552
       21,413  Cullen/Frost Bankers, Inc.           1,914,322
       74,341  East West Bancorp, Inc.              3,824,101
      280,210  Fifth Third Bancorp                  7,313,481
       94,418  First Horizon National Corp.         1,888,360
      102,524  First Republic Bank                  9,671,089
      285,831  Huntington Bancshares, Inc.          3,867,294
       87,582  JPMorgan Chase & Co.                 7,412,065
      103,408  KeyCorp                              1,858,242
       24,159  M&T Bank Corp.                       3,927,529
      104,111  PacWest Bancorp                      5,767,749
      195,181  People's United Financial, Inc.      3,659,644
       64,618  PNC Financial Services Group
                  (The), Inc.                       7,783,884
      172,463  Popular, Inc.                        7,662,531
      394,712  Regions Financial Corp.              5,687,800
       37,734  Signature Bank (a)                   5,943,860
      103,334  SunTrust Banks, Inc.                 5,871,438
       55,035  SVB Financial Group (a)              9,478,678
      385,769  TCF Financial Corp.                  6,693,092
       73,560  U.S. Bancorp                         3,872,934
      137,131  Wells Fargo & Co.                    7,724,589
      193,935  Western Alliance Bancorp (a)         9,576,510
      131,695  Zions Bancorporation                 5,556,212
                                              ---------------
                                                  181,163,270
                                              ---------------
               CAPITAL MARKETS -- 14.4%
       52,017  Affiliated Managers Group,
                  Inc. (a)                          7,925,310
       51,087  Ameriprise Financial, Inc.           5,735,537
       63,505  Artisan Partners Asset
                  Management, Inc., Class A         1,838,470
      159,500  Bank of New York Mellon
                  (The) Corp.                       7,134,435
        4,968  BlackRock, Inc.                      1,857,933
       25,573  CBOE Holdings, Inc.                  2,036,122
      239,340  Charles Schwab (The) Corp.           9,870,382
       16,376  CME Group, Inc.                      1,982,806
      109,052  E*TRADE Financial Corp. (a)          4,083,997
      135,344  Eaton Vance Corp.                    5,674,974
       11,564  FactSet Research Systems, Inc.       2,001,150
       66,812  Federated Investors, Inc.,
                  Class B                           1,737,780
      238,674  Franklin Resources, Inc.             9,484,905
       15,775  Goldman Sachs Group (The),
                  Inc.                              3,617,523
      155,249  Interactive Brokers Group,
                  Inc., Class A                     5,796,998
      100,457  Intercontinental Exchange, Inc.      5,862,670


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
      249,088  Invesco Ltd.                   $     7,203,625
      183,926  Lazard Ltd., Class A                 7,813,176
      160,972  LPL Financial Holdings, Inc.         6,326,200
       12,854  MarketAxess Holdings, Inc.           2,406,911
       20,039  Moody's Corp.                        2,077,443
      178,875  Morgan Stanley                       7,600,399
       56,292  Nasdaq, Inc.                         3,970,838
       54,550  Raymond James Financial, Inc.        4,087,431
       72,929  State Street Corp.                   5,557,190
      100,413  T. Rowe Price Group, Inc.            6,771,853
      173,331  TD Ameritrade Holding Corp.          7,999,226
      129,469  Thomson Reuters Corp.                5,805,390
                                              ---------------
                                                  144,260,674
                                              ---------------
               CONSUMER FINANCE -- 7.1%
      496,671  Ally Financial, Inc.                10,489,692
       76,514  American Express Co.                 5,844,139
       86,632  Capital One Financial Corp.          7,570,770
       26,054  Credit Acceptance Corp. (a) (b)      5,348,365
      131,042  Discover Financial Services          9,078,590
      459,969  Navient Corp.                        6,917,934
      426,679  OneMain Holdings, Inc. (a)           9,549,076
      699,746  Santander Consumer USA
                  Holdings, Inc. (a)                9,250,642
      171,450  SLM Corp. (a)                        2,036,826
      156,272  Synchrony Financial                  5,597,663
                                              ---------------
                                                   71,683,697
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.1%
       57,966  Berkshire Hathaway, Inc.,
                  Class B (a)                       9,514,539
       81,259  Leucadia National Corp.              1,938,027
                                              ---------------
                                                   11,452,566
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 16.1%
       34,001  Alexandria Real Estate
                  Equities, Inc.                    3,767,991
       94,558  Apple Hospitality REIT, Inc.         1,893,051
       10,659  AvalonBay Communities, Inc.          1,847,311
       67,414  Camden Property Trust                5,633,788
      226,724  Care Capital Properties, Inc.        5,602,350
      409,908  Colony NorthStar, Inc., Class A      5,705,919
       87,473  Columbia Property Trust, Inc.        1,946,274
      386,208  CoreCivic, Inc.                     11,215,480
       38,454  Digital Realty Trust, Inc.           4,138,804
       52,644  EPR Properties                       3,894,077
        5,284  Equinix, Inc.                        2,034,234
      312,391  Equity Commonwealth (a)              9,634,138
      146,776  Equity Residential                   8,919,577
        8,126  Essex Property Trust, Inc.           1,822,662
      362,635  Forest City Realty Trust, Inc.,
                  Class A                           8,210,056
      151,264  GGP, Inc.                            3,757,398
      300,846  Host Hotels & Resorts, Inc.          5,436,287
       51,607  Kilroy Realty Corp.                  3,862,784
      225,282  Kimco Realty Corp.                   5,607,269
       56,194  Lamar Advertising Co., Class A       4,243,771


Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       47,833  Liberty Property Trust         $     1,836,309
       22,159  Life Storage, Inc.                   1,804,851
      133,353  Macerich (The) Co.                   9,160,018
       42,745  National Retail Properties,
                  Inc.                              1,863,682
      120,878  Omega Healthcare Investors,
                  Inc.                              3,876,557
      151,934  Outfront Media, Inc.                 4,167,550
      361,416  Piedmont Office Realty Trust,
                  Inc., Class A                     7,849,956
       35,795  Prologis, Inc.                       1,748,586
      355,139  Rayonier, Inc.                       9,904,827
      123,241  Retail Properties of America,
                  Inc., Class A                     1,844,918
       17,569  SL Green Realty Corp.                1,914,494
       76,463  STORE Capital Corp.                  1,809,115
      211,221  Tanger Factory Outlet Centers,
                  Inc.                              7,221,646
      105,576  Weingarten Realty Investors          3,761,673
       28,225  Welltower, Inc.                      1,871,317
       31,969  WP Carey, Inc.                       1,980,160
                                              ---------------
                                                  161,788,880
                                              ---------------
               INSURANCE -- 27.6%
      108,578  Aflac, Inc.                          7,599,374
       12,429  Alleghany Corp. (a)                  7,601,204
      105,527  Allied World Assurance Co.
                  Holdings AG                       5,606,650
       50,978  Allstate (The) Corp.                 3,834,055
       42,878  American Financial Group, Inc.       3,694,797
       57,863  American International Group,
                  Inc.                              3,718,276
      276,022  AmTrust Financial Services,
                  Inc.                              7,284,221
       16,940  Aon PLC                              1,909,138
       65,684  Arch Capital Group Ltd. (a)          5,803,181
      145,441  Arthur J. Gallagher & Co.            7,829,089
      171,757  Aspen Insurance Holdings Ltd.        9,687,095
      101,730  Assurant, Inc.                       9,881,035
      250,106  Assured Guaranty Ltd.                9,731,625
      144,727  Axis Capital Holdings Ltd.           9,263,975
      168,470  Brown & Brown, Inc.                  7,097,641
       28,603  Chubb Ltd.                           3,761,009
       49,887  Cincinnati Financial Corp.           3,521,025
       81,790  Endurance Specialty Holdings
                  Ltd.                              7,581,115
       43,651  Everest Re Group, Ltd.               9,600,164
      257,895  First American Financial Corp.       9,691,694
      278,165  FNF Group                            9,835,914
       62,285  Hanover Insurance Group
                  (The), Inc.                       5,228,203
      158,598  Hartford Financial Services
                  Group (The), Inc.                 7,725,309
      142,543  Lincoln National Corp.               9,623,078
        2,091  Markel Corp. (a)                     1,934,175
       55,907  Marsh & McLennan Cos., Inc.          3,802,794
       70,117  MetLife, Inc.                        3,815,066
      397,758  Old Republic International
                  Corp.                             8,273,366


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
       97,962  Principal Financial Group,
                  Inc.                        $     5,592,651
      212,884  Progressive (The) Corp.              7,970,377
       72,630  Prudential Financial, Inc.           7,634,139
       60,054  Reinsurance Group of America,
                  Inc.                              7,534,975
       69,347  RenaissanceRe Holdings Ltd.          9,453,383
       51,235  Torchmark Corp.                      3,767,822
       77,169  Travelers (The) Cos., Inc.           9,088,965
      172,026  Unum Group                           7,815,141
      171,726  Validus Holdings Ltd.                9,788,382
       11,295  White Mountains Insurance
                  Group Ltd.                       10,275,739
       85,225  W.R. Berkley Corp.                   5,727,972
      202,824  XL Group Ltd.                        7,620,098
                                              ---------------
                                                  277,203,912
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.5%
      155,417  Zillow Group, Inc., Class C (a)      5,498,654
                                              ---------------
               IT SERVICES -- 7.9%
       24,809  Alliance Data Systems Corp.          5,665,879
       85,490  Broadridge Financial Solutions,
                  Inc.                              5,687,650
      153,898  CoreLogic, Inc. (a)                  5,427,982
       26,080  Euronet Worldwide, Inc. (a)          1,865,242
       74,938  Fidelity National Information
                  Services, Inc.                    5,951,576
      399,436  First Data Corp., Class A (a)        6,127,348
       35,551  Fiserv, Inc. (a)                     3,819,244
       42,565  Jack Henry & Associates, Inc.        3,821,486
       36,601  Mastercard, Inc., Class A            3,891,784
       95,736  PayPal Holdings, Inc. (a)            3,808,378
      693,073  Square, Inc., Class A (a)           10,132,727
       77,073  Total System Services, Inc.          3,906,060
      126,758  Vantiv, Inc., Class A (a)            7,889,418
      260,956  Western Union (The) Co.              5,109,519
       50,789  WEX, Inc. (a)                        5,806,706
                                              ---------------
                                                   78,910,999
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 3.5%
      104,205  AGNC Investment Corp.                1,945,507
      189,500  Annaly Capital Management,
                  Inc.                              1,936,690
      555,031  Chimera Investment Corp.             9,785,197
    1,238,094  MFA Financial, Inc.                  9,768,562
      172,154  Starwood Property Trust, Inc.        3,832,148
      866,666  Two Harbors Investment Corp.         7,600,661
                                              ---------------
                                                   34,868,765
                                              ---------------
               PROFESSIONAL SERVICES -- 0.4%
       15,572  Dun & Bradstreet (The) Corp.         1,909,439
       61,086  TransUnion (a)                       1,926,041
                                              ---------------
                                                    3,835,480
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 3.2%
      299,989  CBRE Group, Inc., Class A (a)        9,107,666
       49,671  Howard Hughes (The) Corp. (a)        5,295,425


                        See Notes to Financial Statements                Page 33

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT (CONTINUED)
       93,496  Jones Lang LaSalle, Inc.       $     9,632,893
      293,722  Realogy Holdings Corp.               7,610,337
                                              ---------------
                                                   31,646,321
                                              ---------------
               TOTAL COMMON STOCKS -- 99.9%     1,002,313,218
               (Cost $926,696,306)            ---------------

               MONEY MARKET FUNDS -- 0.2%
    1,203,142  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                     1,203,142
    1,166,820  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (c)                 1,166,820
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                           2,369,962
               (Cost $2,369,962)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.3%
$     645,709  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $645,717.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.000%, due 08/31/21. The
                  value of the collateral
                  including accrued interest
                  is $664,171. (d)                    645,709

    2,224,027  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $2,224,058. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $2,273,906. (d)       2,224,027
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.3%                2,869,736
               (Cost $2,869,736)              ---------------

               TOTAL INVESTMENTS -- 100.4%      1,007,552,916
               (Cost $931,936,004) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%            (4,112,157)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,003,440,759
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,968,062 and the total value of the collateral held by the Fund is $4,072,878.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d) This security serves as collateral for securities on loan. (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $95,468,590 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,851,678.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           LEVEL 1         LEVEL 2       LEVEL 3
                       -------------------------------------------
Common Stocks*         $1,002,313,218   $         --   $        --
Money Market Funds          2,369,962             --            --
Repurchase Agreements              --      2,869,736            --
                       -------------------------------------------
Total Investments      $1,004,683,180   $  2,869,736   $        --
                       ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


Page 34                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     3,968,062
Non-cash Collateral(2)                             (3,968,062)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,869,736
Non-cash Collateral(4)                             (2,869,736)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.



                        See Notes to Financial Statements                Page 35

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BIOTECHNOLOGY -- 10.1%
      119,146  AbbVie, Inc.                   $     7,281,012
       30,490  Alexion Pharmaceuticals,
                  Inc. (a)                          3,984,433
      134,237  Alkermes PLC (a)                     7,263,564
       13,154  Biogen, Inc. (a)                     3,646,815
       96,686  Celgene Corp. (a)                   11,230,079
      111,612  Incyte Corp. (a)                    13,528,491
       77,995  Ionis Pharmaceuticals, Inc. (a)      3,470,777
      401,124  OPKO Health, Inc. (a) (b)            3,485,768
      212,079  Seattle Genetics, Inc. (a)          12,775,639
      130,045  United Therapeutics Corp. (a)       21,279,263
                                              ---------------
                                                   87,945,841
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 25.6%
       97,122  Abbott Laboratories                  4,056,786
       66,214  ABIOMED, Inc. (a)                    7,043,183
      191,453  Alere, Inc. (a)                      7,083,761
      155,226  Align Technology, Inc. (a)          14,232,672
      420,664  Baxter International, Inc.          20,154,012
       45,068  Becton, Dickinson and Co.            7,990,106
      172,466  Boston Scientific Corp. (a)          4,149,532
       33,209  C. R. Bard, Inc.                     7,881,492
       63,976  Cooper (The) Cos., Inc.             11,810,609
      143,774  Danaher Corp.                       12,065,514
      193,857  DENTSPLY SIRONA, Inc.               10,991,692
       39,813  Edwards Lifesciences Corp. (a)       3,831,603
      265,796  Hill-Rom Holdings, Inc.             15,647,411
      185,964  Hologic, Inc. (a)                    7,537,121
      127,243  IDEXX Laboratories, Inc. (a)        15,565,636
      209,487  Medtronic PLC                       15,925,202
       60,121  ResMed, Inc.                         4,060,572
       93,409  Stryker Corp.                       11,538,814
       46,299  Teleflex, Inc.                       7,765,731
       93,843  Varian Medical Systems,
                  Inc. (a)                          7,286,909
      219,878  West Pharmaceutical Services,
                  Inc.                             18,608,275
       72,296  Zimmer Biomet Holdings, Inc.         8,554,786
                                              ---------------
                                                  223,781,419
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 40.2%
      112,703  Acadia Healthcare Co., Inc. (a)      4,324,414
      120,328  Aetna, Inc.                         14,272,104
       95,420  AmerisourceBergen Corp.              8,328,258
      129,737  Anthem, Inc.                        19,997,661
    1,201,434  Brookdale Senior Living,
                  Inc. (a)                         17,985,467
      155,500  Cardinal Health, Inc.               11,656,280
      198,041  Centene Corp. (a)                   12,530,054
      111,867  Cigna Corp.                         16,357,193
      290,534  DaVita, Inc. (a)                    18,521,542
      294,712  Envision Healthcare Corp. (a)       20,040,416
      271,148  Express Scripts Holding Co. (a)     18,676,674
      151,194  HCA Holdings, Inc. (a)              12,137,854
       24,588  Henry Schein, Inc. (a)               3,930,638
       91,419  Humana, Inc.                        18,146,671


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
      116,232  Laboratory Corp. of America
                  Holdings (a)                $    15,599,497
      328,385  LifePoint Health, Inc. (a)          19,489,650
      223,850  MEDNAX, Inc. (a)                    15,300,147
      181,840  Patterson Cos., Inc.                 7,566,362
      122,874  Premier, Inc., Class A (a)           3,914,766
      162,370  Quest Diagnostics, Inc.             14,925,050
      116,548  UnitedHealth Group, Inc.            18,892,431
      175,336  Universal Health Services,
                  Inc., Class B                    19,748,094
      217,361  VCA, Inc. (a)                       19,692,907
      136,068  WellCare Health Plans, Inc. (a)     19,803,337
                                              ---------------
                                                  351,837,467
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 3.7%
    1,461,490  Allscripts Healthcare
                  Solutions, Inc. (a)              17,114,048
      366,629  Veeva Systems, Inc., Class A
                  (a)                              15,519,405
                                              ---------------
                                                   32,633,453
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 9.3%
      163,760  Agilent Technologies, Inc.           8,019,327
       20,464  Bio-Rad Laboratories, Inc.,
                  Class A (a)                       3,889,797
       36,278  Bio-Techne Corp.                     3,691,287
       48,962  Charles River Laboratories
                  International, Inc. (a)           3,956,130
      214,599  PerkinElmer, Inc.                   11,414,521
      133,258  QIAGEN N.V.                          3,861,817
      196,211  Quintiles IMS Holdings, Inc.
                  (a)                              15,400,601
       79,315  Thermo Fisher Scientific, Inc.      12,086,813
      745,196  VWR Corp. (a)                       19,308,028
                                              ---------------
                                                   81,628,321
                                              ---------------
               PHARMACEUTICALS -- 11.0%
       53,290  Allergan PLC (a)                    11,664,648
    1,132,500  Endo International PLC (a)          13,861,800
      129,518  Johnson & Johnson                   14,667,913
      374,394  Mallinckrodt PLC (a)                18,244,220
      190,103  Merck & Co., Inc.                   11,784,485
      293,351  Mylan N.V. (a)                      11,162,006
      229,708  Pfizer, Inc.                         7,288,635
      139,378  Zoetis, Inc.                         7,657,427
                                              ---------------
                                                   96,331,134
                                              ---------------
               TOTAL COMMON STOCKS -- 99.9%       874,157,635
               (Cost $846,343,050)            ---------------


Page 36                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
      925,565  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)               $       925,565
    1,438,076  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio -Institutional
                  Class - 0.41% (c)                 1,438,076
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                           2,363,641
               (Cost $2,363,641)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.2%
$     496,737  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $496,743.
                  Collateralized by U.S.
                  Treasury Note, interest
                  rate of 2.000%, due
                  08/31/21. The value of the
                  collateral including accrued
                  interest is $510,940. (d)           496,737

    1,710,920  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $1,710,944. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $1,749,291. (d)       1,710,920
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.2%                2,207,657
               (Cost $2,207,657)              ---------------

               TOTAL INVESTMENTS -- 100.4%        878,728,933
               (Cost $850,914,348) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%            (3,618,360)
                                              ---------------
               NET ASSETS -- 100.0%           $   875,110,573
                                              ===============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,136,308 and the total value of the collateral held by the Fund is $3,133,222.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $68,661,343 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $40,846,758.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           LEVEL 1         LEVEL 2       LEVEL 3
                       -------------------------------------------
Common Stocks*         $  874,157,635   $         --   $        --
Money Market Funds          2,363,641             --            --
Repurchase Agreements              --      2,207,657            --
                       -------------------------------------------
Total Investments      $  876,521,276   $  2,207,657   $        --
                       ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Financial Statements                Page 37

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     3,136,308
Non-cash Collateral(2)                             (3,133,222)
                                              ---------------
Net Amount                                    $         3,086
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2017, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 30 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,207,657
Non-cash Collateral(4)                             (2,207,657)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of collateral received from each seller exceeded the value of the repurchase agreements.


Page 38                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 13.8%
      450,636  B/E Aerospace, Inc.            $    27,700,595
       99,043  Boeing (The) Co.                    16,185,607
      258,920  BWX Technologies, Inc.              10,742,591
       89,300  General Dynamics Corp.              16,170,444
      266,454  HEICO Corp.                         20,503,635
      111,614  Huntington Ingalls Industries,
                  Inc.                             21,648,651
       41,124  Lockheed Martin Corp.               10,335,695
       44,179  Northrop Grumman Corp.              10,120,525
       72,385  Raytheon Co.                        10,435,022
       55,405  Rockwell Collins, Inc.               5,028,558
      464,851  Spirit AeroSystems Holdings,
                  Inc., Class A                    27,914,303
      558,573  Textron, Inc.                       26,459,603
       46,867  United Technologies Corp.            5,139,904
                                              ---------------
                                                  208,385,133
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 3.2%
       70,135  C.H. Robinson Worldwide, Inc.        5,334,468
       97,057  Expeditors International of
                  Washington, Inc.                  5,054,729
      145,673  FedEx Corp.                         27,548,221
       89,649  United Parcel Service, Inc.,
                  Class B                           9,783,395
                                              ---------------
                                                   47,720,813
                                              ---------------
               AIRLINES -- 10.5%
      231,677  Alaska Air Group, Inc.              21,735,936
      440,277  American Airlines Group, Inc.       19,482,257
      551,419  Delta Air Lines, Inc.               26,049,034
    1,209,807  JetBlue Airways Corp. (a)           23,724,315
      544,230  Southwest Airlines Co.              28,468,672
      355,281  Spirit Airlines, Inc. (a)           19,199,385
      282,085  United Continental Holdings,
                  Inc. (a)                         19,878,530
                                              ---------------
                                                  158,538,129
                                              ---------------
               BUILDING PRODUCTS -- 0.3%
      108,524  A.O. Smith Corp.                     5,290,545
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 7.3%
      133,410  Cintas Corp.                        15,490,235
      277,054  Clean Harbors, Inc. (a)             15,376,497
      278,241  Copart, Inc. (a)                    15,787,394
      944,730  R.R. Donnelley & Sons Co.           16,202,120
      180,184  Republic Services, Inc.             10,338,958
      456,435  Rollins, Inc.                       16,093,898
      133,410  Stericycle, Inc. (a)                10,291,247
      144,948  Waste Management, Inc.              10,073,886
                                              ---------------
                                                  109,654,235
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 4.8%
      282,681  AECOM (a)                           10,439,409
      854,313  Chicago Bridge & Iron Co. N.V.      28,371,735
       90,168  Jacobs Engineering Group,
                  Inc. (a)                          5,279,336


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CONSTRUCTION & ENGINEERING
                  (CONTINUED)
      778,321  Quanta Services, Inc. (a)      $    27,933,941
                                              ---------------
                                                   72,024,421
                                              ---------------
               CONTAINERS & PACKAGING -- 0.4%
       73,193  Avery Dennison Corp.                 5,344,553
                                              ---------------
               ELECTRICAL EQUIPMENT -- 4.7%
      105,737  AMETEK, Inc.                         5,403,161
      306,420  Eaton Corp. PLC                     21,688,408
       88,094  Hubbell, Inc.                       10,754,515
      296,852  Regal Beloit Corp.                  21,551,455
       76,493  Rockwell Automation, Inc.           11,320,199
                                              ---------------
                                                   70,717,738
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.8%
      281,057  Keysight Technologies, Inc. (a)     10,418,783
      166,768  National Instruments Corp.           5,239,851
      511,371  Trimble, Inc. (a)                   15,146,809
      316,285  Zebra Technologies Corp.,
                  Class A (a)                      26,463,566
                                              ---------------
                                                   57,269,009
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 1.0%
      139,781  Carlisle Cos., Inc.                 15,251,505
                                              ---------------
               IT SERVICES -- 3.0%
       43,874  Accenture PLC, Class A               4,995,932
      150,015 Automatic Data Processing, Inc. 15,150,015 569,910 Booz Allen Hamilton Holding
                  Corp.                            19,274,356
       84,402  Paychex, Inc.                        5,088,597
                                              ---------------
                                                   44,508,900
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.3%
       12,288  Mettler-Toledo International,
                  Inc. (a)                          5,242,429
                                              ---------------
               MACHINERY -- 20.0%
      266,466  AGCO Corp.                          16,734,065
      143,036  Colfax Corp. (a)                     5,578,404
      142,505  Crane Co.                           10,266,060
       75,203  Cummins, Inc.                       11,055,593
      199,500  Deere & Co.                         21,356,475
      366,399  Donaldson Co., Inc.                 15,480,358
      137,160  Dover Corp.                         10,664,190
       61,845  Graco, Inc.                          5,540,693
       41,969  Illinois Tool Works, Inc.            5,338,457
      399,732  ITT, Inc.                           16,337,047
      201,095  Lincoln Electric Holdings, Inc.     16,765,290
      119,698  Middleby (The) Corp. (a)            16,061,078
      183,456  Nordson Corp.                       20,827,760
      159,088  Oshkosh Corp.                       11,077,297
      241,285  PACCAR, Inc.                        16,240,893
       36,707  Parker-Hannifin Corp.                5,400,701
       60,009  Snap-on, Inc.                       10,893,434
      134,417  Stanley Black & Decker, Inc.        16,667,708


                        See Notes to Financial Statements                Page 39

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
      326,005  Terex Corp.                    $    10,366,959
      367,420  Toro (The) Co.                      21,652,061
      977,091  Trinity Industries, Inc.            26,909,086
       61,895  Wabtec Corp.                         5,362,583
      103,779  Xylem, Inc.                          5,117,342
                                              ---------------
                                                  301,693,534
                                              ---------------
               MARINE -- 1.3%
      309,137  Kirby Corp. (a)                     19,923,880
                                              ---------------
               PROFESSIONAL SERVICES -- 2.8%
      231,326  ManpowerGroup, Inc.                 22,082,380
      421,416  Robert Half International, Inc.     19,831,837
                                              ---------------
                                                   41,914,217
                                              ---------------
               ROAD & RAIL -- 12.4%
      429,108  CSX Corp.                           19,906,320
      296,160  Genesee & Wyoming, Inc.,
                  Class A (a)                      22,318,618
      279,442  J.B. Hunt Transport Services,
                  Inc.                             27,687,113
      242,275  Kansas City Southern                20,813,845
      241,012  Landstar System, Inc.               20,389,615
      142,680  Norfolk Southern Corp.              16,759,193
      316,179  Old Dominion Freight Line,
                  Inc. (a)                         27,912,282
      276,160  Ryder System, Inc.                  21,430,016
       99,141  Union Pacific Corp.                 10,566,448
                                              ---------------
                                                  187,783,450
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.2%
    4,717,233  Xerox Corp.                         32,690,425
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 8.2%
      790,103  Air Lease Corp.                     28,743,947
      638,071  HD Supply Holdings, Inc. (a)        26,990,403
      293,573  MSC Industrial Direct Co.,
                  Inc., Class A                    29,988,482
      256,892  United Rentals, Inc. (a)            32,499,407
       22,137  W.W. Grainger, Inc.                  5,591,142
                                              ---------------
                                                  123,813,381
                                              ---------------
               TOTAL COMMON STOCKS -- 100.0%    1,507,766,297
               (Cost $1,464,065,938)

               MONEY MARKET FUNDS -- 0.1%
    1,301,143  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (b)                 1,301,143
               (Cost $1,301,143)              ---------------

               TOTAL INVESTMENTS -- 100.1%      1,509,067,440
               (Cost $1,465,367,081) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (701,008)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,508,366,432
                                              ===============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2017.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $55,594,441 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,894,082.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           LEVEL 1         LEVEL 2       LEVEL 3
                       -------------------------------------------
Common Stocks*         $1,507,766,297   $         --   $        --
Money Market Funds          1,301,143             --            --
                       -------------------------------------------
Total Investments      $1,509,067,440   $         --   $        --
                       ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


Page 40                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.9%
      114,567  Hexcel Corp.                   $     5,883,015
                                              ---------------
               BUILDING PRODUCTS -- 8.6%
       25,651  Lennox International, Inc.           4,022,333
       56,479  Masco Corp.                          1,860,983
      190,503  Owens Corning                       10,525,291
      340,108  USG Corp. (a)                       10,403,904
                                              ---------------
                                                   26,812,511
                                              ---------------
               CHEMICALS -- 38.3%
       40,978  Air Products and Chemicals,
                  Inc.                              5,727,085
       68,463  Albemarle Corp.                      6,342,412
      155,477  Cabot Corp.                          8,608,762
       49,897  Celanese Corp., Series A             4,211,307
      124,806  CF Industries Holdings, Inc.         4,404,404
      171,657  Dow Chemical (The) Co.              10,235,907
       24,331  E.I. du Pont de Nemours and Co.      1,836,991
      130,595  Eastman Chemical Co.                10,121,113
      138,928  FMC Corp.                            8,357,908
      308,878  Huntsman Corp.                       6,298,022
       91,604  LyondellBasell Industries N.V.,
                  Class A                           8,543,905
      334,889  Mosaic (The) Co.                    10,505,468
        4,213  NewMarket Corp.                      1,816,519
      182,045  Platform Specialty Products
                  Corp. (a)                         2,210,026
       33,526  Praxair, Inc.                        3,970,819
      109,483  RPM International, Inc.              5,721,582
      102,797  Scotts Miracle-Gro (The) Co.         9,454,240
       17,237  Valspar (The) Corp.                  1,907,619
      140,345  Westlake Chemical Corp.              8,688,759
                                              ---------------
                                                  118,962,848
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
       27,884  Valmont Industries, Inc.             4,015,296
                                              ---------------
               CONSTRUCTION MATERIALS -- 6.6%
       79,750  Eagle Materials, Inc.                8,340,255
       35,470  Martin Marietta Materials, Inc.      8,143,912
       31,394  Vulcan Materials Co.                 4,028,792
                                              ---------------
                                                   20,512,959
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 18.2%
       80,236  AptarGroup, Inc.                     5,854,821
       23,789  Ball Corp.                           1,814,149
      123,240  Bemis Co., Inc.                      6,004,253
      201,567  Berry Plastics Group, Inc. (a)      10,285,964
      629,635  Graphic Packaging Holding Co.        7,876,734
       33,657  International Paper Co.              1,904,986
      102,579  Owens-Illinois, Inc. (a)             1,938,743
       92,641  Packaging Corp. of America           8,539,647
      111,831  Sonoco Products Co.                  6,145,113
      116,082  WestRock Co.                         6,194,136
                                              ---------------
                                                   56,558,546
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY -- 4.1%
      104,717  Ingersoll-Rand PLC             $     8,309,294
       98,967  Timken (The) Co.                     4,394,135
                                              ---------------
                                                   12,703,429
                                              ---------------
               METALS & MINING -- 14.0%
       50,145  Compass Minerals International,
                  Inc.                              4,192,122
      595,742  Freeport-McMoRan, Inc. (a)           9,919,104
       52,417  Newmont Mining Corp.                 1,901,689
       30,004  Nucor Corp.                          1,742,933
      123,488  Reliance Steel & Aluminum
                  Co.                               9,835,819
       28,190  Royal Gold, Inc.                     2,034,472
      123,011  Southern Copper Corp. (b)            4,718,702
      276,063  Steel Dynamics, Inc.                 9,333,690
                                              ---------------
                                                   43,678,531
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 3.5%
      251,661  Domtar Corp.                        10,995,069
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 3.3%
       83,629  Fastenal Co.                         4,154,689
       39,788  Watsco, Inc.                         6,077,219
                                              ---------------
                                                   10,231,908
                                              ---------------
               TOTAL COMMON STOCKS -- 99.8%       310,354,112
               (Cost $285,470,728)            ---------------

               MONEY MARKET FUNDS -- 0.6%
    1,054,921  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                     1,054,921
      689,100  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (c)                   689,100
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.6%                           1,744,021
               (Cost $1,744,021)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.8%
$     566,161  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $566,168.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.000%, due 08/31/21. The
                  value of the collateral
                  including accrued interest
                  is $582,349. (d)                    566,161


                        See Notes to Financial Statements                Page 41

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS
                  (CONTINUED)
$   1,950,038  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $1,950,065. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $1,993,772. (d) $     1,950,038
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.8%                2,516,199
               (Cost $2,516,199)              ---------------

               TOTAL INVESTMENTS -- 101.2%        314,614,332
               (Cost $289,730,948) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%            (3,677,527)
                                              ---------------
               NET ASSETS -- 100.0%           $   310,936,805
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,494,596 and the total value of the collateral held by the Fund is $3,571,120.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $25,963,458 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,080,074.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           LEVEL 1         LEVEL 2       LEVEL 3
                       -------------------------------------------
Common Stocks*         $  310,354,112   $         --   $        --
Money Market Funds          1,744,021             --            --
Repurchase Agreements              --      2,516,199            --
                       -------------------------------------------
Total Investments      $  312,098,133   $  2,516,199   $        --
                       ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     3,494,596
Non-cash Collateral(2)                             (3,494,596)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,516,199
Non-cash Collateral(4)                             (2,516,199)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 42                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               COMMUNICATIONS EQUIPMENT
                  -- 14.3%
      115,473  Arista Networks, Inc. (a)      $    10,854,462
      370,871  ARRIS International PLC (a)         10,599,493
      503,243  Brocade Communications
                  Systems, Inc.                     6,275,440
      369,763  Cisco Systems, Inc.                 11,359,119
      300,386  CommScope Holding Co.,
                  Inc. (a)                         11,360,599
       57,913  F5 Networks, Inc. (a)                7,762,080
       20,454  Harris Corp.                         2,100,830
      296,555  Juniper Networks, Inc.               7,941,743
       75,830  Motorola Solutions, Inc.             6,120,239
                                              ---------------
                                                   74,374,005
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 18.3%
      124,713  Amphenol Corp., Class A              8,416,880
      156,724  Arrow Electronics, Inc. (a)         11,522,349
      234,700  Avnet, Inc.                         10,899,468
      214,521  CDW Corp.                           11,049,977
      175,641  Cognex Corp.                        11,866,306
      460,416  Corning, Inc.                       12,196,420
      185,457  Dolby Laboratories, Inc.,
                  Class A                           8,885,245
       63,677  IPG Photonics Corp. (a)              7,322,218
      354,056  Jabil Circuit, Inc.                  8,490,263
      236,338  VeriFone Systems, Inc. (a)           4,294,261
                                              ---------------
                                                   94,943,387
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.4%
      631,067  Groupon, Inc. (a)                    2,177,181
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 7.6%
      125,684  Akamai Technologies, Inc. (a)        8,620,665
        5,288  Alphabet, Inc., Class A (a)          4,337,165
       18,210  Facebook, Inc., Class A (a)          2,373,127
      179,842  GoDaddy, Inc., Class A (a)           6,425,755
       64,672  IAC/InterActiveCorp (a)              4,450,080
      367,568  Match Group, Inc. (a) (b)            6,384,656
      164,847  Yelp, Inc. (a)                       6,887,308
                                              ---------------
                                                   39,478,756
                                              ---------------
               IT SERVICES -- 9.7%
      143,871  Amdocs Ltd.                          8,446,666
       74,789  Cognizant Technology Solutions
                  Corp., Class A (a)                3,933,154
      350,946  CSRA, Inc.                          10,886,345
       19,554  DST Systems, Inc.                    2,251,643
       62,196  Gartner, Inc. (a)                    6,179,795
       37,873  International Business Machines
                  Corp.                             6,609,596
      163,874  Leidos Holdings, Inc.                7,918,392
       83,971  Sabre Corp.                          2,057,289
       77,111  Teradata Corp. (a)                   2,263,979
                                              ---------------
                                                   50,546,859
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 26.0%
       57,706  Analog Devices, Inc.           $     4,324,488
      259,709  Applied Materials, Inc.              8,895,033
       35,555  Broadcom Ltd.                        7,093,223
      158,790  Cree, Inc. (a)                       4,379,428
      308,077  Intel Corp.                         11,343,395
       79,890  KLA-Tencor Corp.                     6,799,438
       79,265  Lam Research Corp.                   9,104,378
      100,806  Linear Technology Corp.              6,363,883
      151,058  Marvell Technology Group Ltd.        2,246,232
      130,636  Microchip Technology, Inc.           8,798,335
      286,744  Micron Technology, Inc. (a)          6,913,398
      104,691  NVIDIA Corp.                        11,430,163
      656,791  ON Semiconductor Corp. (a)           8,748,456
      119,205  Qorvo, Inc. (a)                      7,654,153
      128,533  QUALCOMM, Inc.                       6,867,518
      149,663  Skyworks Solutions, Inc.            13,730,084
       57,432  Texas Instruments, Inc.              4,338,413
      104,118  Xilinx, Inc.                         6,059,668
                                              ---------------
                                                  135,089,686
                                              ---------------
               SOFTWARE -- 15.9%
       20,352  Adobe Systems, Inc. (a)              2,307,510
       45,301  ANSYS, Inc. (a)                      4,224,771
       56,624  Autodesk, Inc. (a)                   4,605,796
      263,791  CA, Inc.                             8,248,745
      166,154  Cadence Design Systems,
                  Inc. (a)                          4,324,989
       70,201  CDK Global, Inc.                     4,391,073
       46,916  Citrix Systems, Inc. (a)             4,278,270
       26,596  Electronic Arts, Inc. (a)            2,218,904
       69,566  Fortinet, Inc. (a)                   2,313,765
       36,569  Intuit, Inc.                         4,336,352
       67,438  Microsoft Corp.                      4,359,867
      140,619  Nuance Communications,
                  Inc. (a)                          2,230,217
      163,472  Oracle Corp.                         6,556,862
       90,563  PTC, Inc. (a)                        4,760,897
       28,177  ServiceNow, Inc. (a)                 2,553,400
       73,263  SS&C Technologies Holdings,
                  Inc.                              2,353,940
       87,699  Symantec Corp.                       2,416,107
      106,791  Synopsys, Inc. (a)                   6,716,086
      106,451  VMware, Inc., Class A (a) (b)        9,318,720
                                              ---------------
                                                   82,516,271
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 7.8%
       72,357  Apple, Inc.                          8,780,522
      482,901  Hewlett Packard Enterprise Co.      10,952,195
      282,368  HP, Inc.                             4,249,638
      275,498  NCR Corp. (a)                       11,851,924
       59,400  NetApp, Inc.                         2,276,208
       30,828  Western Digital Corp.                2,457,916
                                              ---------------
                                                   40,568,403
                                              ---------------
               TOTAL COMMON STOCKS -- 100.0%      519,694,548
               (Cost $453,495,091)            ---------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.7%
    3,660,254  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)               $     3,660,254
      273,484  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (c)                   273,484
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.7%                           3,933,738
               (Cost $3,933,738)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.7%
$   1,964,406  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $1,964,430. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.000%, due
                  08/31/21. The value of the
                  collateral including accrued
                  interest is $2,020,573. (d)       1,964,406

    6,766,038  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $6,766,132. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $6,917,782. (d)       6,766,038
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.7%                8,730,444
               (Cost $8,730,444)              ---------------

               TOTAL INVESTMENTS -- 102.4%        532,358,730
               (Cost $466,159,273) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.4)%           (12,702,652)
                                              ---------------
               NET ASSETS -- 100.0%           $   519,656,078
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $12,089,549 and the total value of the collateral held by the Fund is $12,390,698.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $70,691,781 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,492,324.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           LEVEL 1         LEVEL 2       LEVEL 3
                       -------------------------------------------
Common Stocks*         $  519,694,548   $         --   $        --
Money Market Funds          3,933,738             --            --
Repurchase Agreements              --      8,730,444            --
                       -------------------------------------------
Total Investments      $  523,628,286   $  8,730,444   $        --
                       ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


Page 44                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    12,089,549
Non-cash Collateral(2)                            (12,089,549)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     8,730,444
Non-cash Collateral(4)                             (8,730,444)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 19.9%
    1,277,991  AT&T, Inc.                     $    53,880,100
    2,857,045  CenturyLink, Inc.                   73,883,184
   15,881,880  Frontier Communications
                  Corp. (a)                        55,427,761
    1,205,473  Level 3 Communications,
                  Inc. (b)                         71,677,425
    1,085,488  Zayo Group Holdings, Inc. (b)       34,692,196
                                              ---------------
                                                  289,560,666
                                              ---------------
               ELECTRIC UTILITIES -- 44.2%
      313,787  Alliant Energy Corp.                11,814,081
    1,793,575  Avangrid, Inc.                      69,590,710
      700,239  Duke Energy Corp.                   54,996,771
      377,503  Edison International                27,512,419
      924,741  Entergy Corp.                       66,248,445
      645,827  Eversource Energy                   35,727,150
    1,531,484  Exelon Corp.                        54,949,646
    2,484,118  Great Plains Energy, Inc.           68,437,451
    1,078,585  Hawaiian Electric Industries,
                  Inc.                             36,111,026
       99,530  NextEra Energy, Inc.                12,313,852
      812,444  OGE Energy Corp.                    27,249,372
      195,650  PG&E Corp.                          12,108,778
      457,108  Pinnacle West Capital Corp.         35,485,294
    1,596,260  PPL Corp.                           55,613,698
      552,471  Southern (The) Co.                  27,308,641
      211,005  Westar Energy, Inc.                 11,539,863
      876,380  Xcel Energy, Inc.                   36,212,022
                                              ---------------
                                                  643,219,219
                                              ---------------
               GAS UTILITIES -- 0.8%
      160,346  Atmos Energy Corp.                  12,215,158
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 2.5%
    3,120,642  Calpine Corp. (b)                   36,823,576
                                              ---------------
               MULTI-UTILITIES -- 21.6%
      679,926  Ameren Corp.                        35,798,104
      285,676  CMS Energy Corp.                    12,169,797
      737,685  Consolidated Edison, Inc.           54,846,880
      275,875  DTE Energy Co.                      27,212,310
    1,227,479  NiSource, Inc.                      27,458,705
    1,238,660  Public Service Enterprise
                  Group, Inc.                      54,810,705
      370,853  SCANA Corp.                         25,477,601
      354,415  Sempra Energy                       36,288,552
      521,128  Vectren Corp.                       28,604,716
      202,713  WEC Energy Group, Inc.              11,970,203
                                              ---------------
                                                  314,637,573
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 10.9%
    1,412,066  Sprint Corp. (b)                    13,033,369
    2,353,339  Telephone & Data Systems, Inc.      72,129,840


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               WIRELESS TELECOMMUNICATION
                  SERVICES (CONTINUED)
    1,181,373  T-Mobile US, Inc. (b)          $    73,564,097
                                              ---------------
                                                  158,727,306
                                              ---------------
               TOTAL COMMON STOCKS -- 99.9%     1,455,183,498
               (Cost $1,408,569,934)          ---------------

               MONEY MARKET FUNDS -- 1.1%
   15,594,650  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                    15,594,650
      763,769  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (c)                   763,769
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.1%                          16,358,419
               (Cost $16,358,419)             ---------------


  PRINCIPAL
     VALUE     DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.6%
$   8,369,427  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $8,369,529. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.000%, due
                  08/31/21. The value of the
                  collateral including accrued
                  interest is $8,608,728. (d)       8,369,427

   28,826,958  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $28,827,358. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $29,473,469. (d)     28,826,958
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 2.6%               37,196,385
               (Cost $37,196,385)             ---------------

               TOTAL INVESTMENTS -- 103.6%      1,508,738,302
               (Cost $1,462,124,738) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.6)%           (52,805,770)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,455,932,532
                                              ===============


Page 46                 See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

JANUARY 31, 2017 (UNAUDITED)


(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $49,884,985 and the total value of the collateral held by the Fund is $52,791,035.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $84,007,363 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $37,393,799.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           LEVEL 1         LEVEL 2       LEVEL 3
                       -------------------------------------------
Common Stocks*         $1,455,183,498   $         --   $        --
Money Market Funds         16,358,419             --            --
Repurchase Agreements              --     37,196,385            --
                       -------------------------------------------
Total Investments      $1,471,541,917   $ 37,196,385   $        --
                       ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    49,884,985
Non-cash Collateral(2)                            (49,884,985)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    37,196,385
Non-cash Collateral(4)                            (37,196,385)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 47

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2017 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value.............................................     $  520,279,393        $  694,188,906        $1,624,810,521
Cash  ............................................................                 --                    --                    --
Receivables:
      Capital shares sold.........................................                 --             4,565,066            11,210,741
      Investment securities sold..................................                 --            11,439,880                    --
      Dividends...................................................            223,451               390,889             1,342,767
      Securities lending income...................................              7,035                 2,556               148,394
      Reclaims....................................................                 --                    --                    --
Prepaid expenses..................................................             16,477                21,859                11,809
                                                                       --------------        --------------        --------------
      TOTAL ASSETS................................................        520,526,356           710,609,156         1,637,524,232
                                                                       --------------        --------------        --------------
LIABILITIES:
Payables:
      Capital shares redeemed.....................................                 --            11,443,732                    --
      Investment securities purchased.............................                 --             4,563,147            11,200,602
      Investment advisory fees....................................            227,595               314,777               688,009
      Collateral for securities on loan...........................         12,316,313                    --            60,477,096
      Licensing fees..............................................            133,294               190,067               207,932
      Printing fees...............................................             45,792                66,863                40,126
      Audit and tax fees..........................................             17,812                17,812                17,812
      Trustees' fees..............................................                597                   579                   915
Other liabilities.................................................             89,168               122,064               189,467
                                                                       --------------        --------------        --------------
      TOTAL LIABILITIES...........................................         12,830,571            16,719,041            72,821,959
                                                                       --------------        --------------        --------------

NET ASSETS........................................................     $  507,695,785        $  693,890,115        $1,564,702,273
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital...................................................     $  815,601,018        $  842,247,485        $1,735,951,700
Par value.........................................................            141,500               152,000               977,000
Accumulated net investment income (loss)..........................          1,741,959             3,109,453               666,723
Accumulated net realized gain (loss) on investments...............       (291,461,313)         (115,434,566)         (230,578,347)
Net unrealized appreciation (depreciation) on investments.........        (18,327,379)          (36,184,257)           57,685,197
                                                                       --------------        --------------        --------------

NET ASSETS........................................................     $  507,695,785        $  693,890,115        $1,564,702,273
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share........................................     $        35.88        $        45.65               $ 16.02
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).........................         14,150,002            15,200,002            97,700,002
                                                                       ==============        ==============        ==============
Investments, at cost..............................................     $  538,606,772        $  730,373,163        $1,567,125,324
                                                                       ==============        ==============        ==============
Securities on loan, at value......................................     $   11,861,637        $           --        $   59,883,664
                                                                       ==============        ==============        ==============


Page 48                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $1,007,552,916        $  878,728,933        $1,509,067,440        $  314,614,332        $  532,358,730        $1,508,738,302
                 --                    --                 4,073                    --                    --                    --

         10,920,296             2,954,047             3,418,888             3,768,930                    --                    --
                 --             3,947,748             3,417,702                    --             1,967,509                    --
            644,439               174,059               206,606               114,976                70,391             1,035,083
             13,035                 4,934                    --                    --                25,033                14,855
                 --                    --                    --                 5,559                    --                    --
              7,093                13,495                 1,683                 2,683                 4,843                13,452
     --------------        --------------        --------------        --------------        --------------        --------------
      1,019,137,779           885,823,216         1,516,116,392           318,506,480           534,426,506         1,509,801,692
     --------------        --------------        --------------        --------------        --------------        --------------


                 --             2,976,495             3,418,888                    --             1,967,649                    --
         10,908,363             3,928,095             3,417,702             3,761,589                    --                    --
            421,400               374,248               623,693               128,476               225,530               619,436
          4,072,878             3,133,222                    --             3,571,120            12,390,698            52,791,035
            118,991               127,238               113,734                37,477                74,778               204,345
             25,652                37,889                 6,939                 9,961                17,547                49,259
             17,812                17,812                17,812                17,812                17,812                17,812
                813                   762                 1,015                   690                   749                   855
            131,111               116,882               150,177                42,550                75,665               186,418
     --------------        --------------        --------------        --------------        --------------        --------------
         15,697,020            10,712,643             7,749,960             7,569,675            14,770,428            53,869,160
     --------------        --------------        --------------        --------------        --------------        --------------

     $1,003,440,759        $  875,110,573        $1,508,366,432        $  310,936,805        $  519,656,078        $1,455,932,532
     ==============        ==============        ==============        ==============        ==============        ==============

     $  981,970,344        $1,383,164,497        $1,550,012,810        $  387,333,959        $  600,955,910        $1,372,765,915
            368,500               147,000               447,000                82,500               132,050               534,500
            451,497               (87,935)             (373,269)               (7,578)              (65,015)              515,313
        (54,966,494)         (535,927,574)          (85,420,468)         (101,355,460)         (147,566,324)           35,503,240
         75,616,912            27,814,585            43,700,359            24,883,384            66,199,457            46,613,564
     --------------        --------------        --------------        --------------        --------------        --------------

     $1,003,440,759        $  875,110,573        $1,508,366,432        $  310,936,805        $  519,656,078        $1,455,932,532
     ==============        ==============        ==============        ==============        ==============        ==============
     $        27.23        $        59.53        $        33.74        $        37.69        $        39.35        $        27.24
     ==============        ==============        ==============        ==============        ==============        ==============

         36,850,002            14,700,002            44,700,002             8,250,002            13,205,000            53,450,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $  931,936,004        $  850,914,348        $1,465,367,081        $  289,730,948        $  466,159,273        $1,462,124,738
     ==============        ==============        ==============        ==============        ==============        ==============
     $    3,968,062        $    3,136,308        $           --        $    3,494,596        $   12,089,549        $   49,884,985
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends.........................................................     $   10,052,781        $   15,330,157        $   12,865,932
Securities lending income (net of fees)...........................            157,475                78,888               661,179
Interest..........................................................                361                 1,904                 1,106
Foreign tax withholding...........................................                 --                    --               (17,502)
                                                                       --------------        --------------        --------------
      Total investment income.....................................         10,210,617            15,410,949            13,510,715
                                                                       --------------        --------------        --------------

EXPENSES:
Investment advisory fees..........................................          3,154,809             4,419,255             3,821,963
Accounting and administration fees................................            294,899               401,849               355,270
Licensing fees....................................................            252,385               353,540               305,757
Custodian fees....................................................             88,440               112,164                91,084
Legal fees........................................................             46,353                67,107                40,808
Printing fees.....................................................             37,496                64,299                69,987
Transfer agent fees...............................................             26,699                33,907                31,727
Audit and tax fees................................................             12,867                12,867                12,867
Listing fees......................................................              6,751                 6,223                 4,228
Trustees' fees and expenses.......................................              4,811                 5,275                 5,502
Registration and filing fees......................................                252                   252                   252
Other expenses....................................................             25,308                31,568                14,908
                                                                       --------------        --------------        --------------
      Total expenses..............................................          3,951,070             5,508,306             4,754,353
                                                                       --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS)......................................          6,259,547             9,902,643             8,756,362
                                                                       --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.................................................        (33,038,513)          (27,037,976)          (31,085,607)
      In-kind redemptions.........................................        113,129,193           116,020,090           109,440,792
                                                                       --------------        --------------        --------------
Net realized gain (loss)..........................................         80,090,680            88,982,114            78,355,185
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
   investments....................................................       (116,374,983)         (293,484,355)           65,576,418
                                                                       --------------        --------------        --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)...........................        (36,284,303)         (204,502,241)          143,931,603
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS................................................     $  (30,024,756)       $ (194,599,598)       $  152,687,965
                                                                       ==============        ==============        ==============


Page 50                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $    9,466,124        $    2,977,061        $    3,454,938        $    3,087,437        $    5,533,865        $   26,304,198
             57,988                89,832                 8,612                    --               130,806                66,234
                777                   856                   231                   254                   965                 1,253
            (17,094)                   --                    --                    --                    --                    --
     --------------        --------------        --------------        --------------        --------------        --------------
          9,507,795             3,067,749             3,463,781             3,087,691             5,665,636            26,371,685
     --------------        --------------        --------------        --------------        --------------        --------------


          2,106,282             2,544,605             1,552,966               732,700             1,360,784             4,011,545
            206,270               252,171               145,475                72,097               134,532               371,530
            168,503               203,568               124,237                58,616               108,863               320,923
             79,905                57,037                49,394                26,299                41,558               100,463
             20,159                30,592                 6,276                 6,600                13,881                50,048
             19,108                (4,688)                6,291                14,163                14,376                87,510
             21,107                24,855                13,757                 7,334                13,648                32,670
             12,867                12,867                12,867                12,867                12,867                12,867
              5,490                 6,223                 4,228                 4,228                 4,757                 4,756
              4,804                 4,924                 4,939                 4,265                 4,514                 5,525
                252                   252                   252                   252                   252                   252
             11,432                23,278                 3,766                 4,087                 8,290                16,769
     --------------        --------------        --------------        --------------        --------------        --------------
          2,656,179             3,155,684             1,924,448               943,508             1,718,322             5,014,858
     --------------        --------------        --------------        --------------        --------------        --------------

          6,851,616               (87,935)            1,539,333             2,144,183             3,947,314            21,356,827
     --------------        --------------        --------------        --------------        --------------        --------------



        (11,476,656)            1,942,666            (7,227,327)           (5,862,365)           (3,338,937)          (21,681,441)
         45,041,342            24,283,811            26,882,464            16,031,141            23,243,498           103,742,621
     --------------        --------------        --------------        --------------        --------------        --------------
         33,564,686            26,226,477            19,655,137            10,168,776            19,904,561            82,061,180
     --------------        --------------        --------------        --------------        --------------        --------------

         66,945,705           (71,360,081)           46,293,694            11,750,582            45,940,695          (110,896,313)
     --------------        --------------        --------------        --------------        --------------        --------------

        100,510,391           (45,133,604)           65,948,831            21,919,358            65,845,256           (28,835,133)
     --------------        --------------        --------------        --------------        --------------        --------------

     $  107,362,007        $  (45,221,539)       $   67,488,164        $   24,063,541        $   69,792,570        $   (7,478,306)
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2017         Year Ended        1/31/2017         Year Ended
                                                                (Unaudited)        7/31/2016        (Unaudited)        7/31/2016
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)............................    $    6,259,547    $   29,788,504    $    9,902,643    $   42,269,542
   Net realized gain (loss)................................        80,090,680       (80,334,679)       88,982,114       120,771,029
   Net change in unrealized appreciation (depreciation)....      (116,374,983)     (100,608,196)     (293,484,355)       14,709,674
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations......................................       (30,024,756)     (151,154,371)     (194,599,598)      177,750,245
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................        (6,205,800)      (20,327,690)       (8,991,510)      (43,760,331)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................       397,691,729       528,560,536       103,949,506     1,224,704,586
   Cost of shares redeemed.................................    (1,620,667,245)   (1,149,847,535)   (1,764,768,450)   (1,694,753,288)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions........................    (1,222,975,516)     (621,286,999)   (1,660,818,944)     (470,048,702)
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets.................    (1,259,206,072)     (792,769,060)   (1,864,410,052)     (336,058,788)

NET ASSETS:
   Beginning of period.....................................     1,766,901,857     2,559,670,917     2,558,300,167     2,894,358,955
                                                               --------------    --------------    --------------    --------------
   End of period...........................................    $  507,695,785    $1,766,901,857    $  693,890,115    $2,558,300,167
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period.....................................    $    1,741,959    $    1,688,212    $    3,109,453    $    2,198,320
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................        49,000,002        68,650,002        52,150,002        63,350,002
   Shares sold.............................................        11,100,000        15,500,000         2,300,000        26,950,000
   Shares redeemed.........................................       (45,950,000)      (35,150,000)      (39,250,000)      (38,150,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period.......................        14,150,002        49,000,002        15,200,002        52,150,002
                                                               ==============    ==============    ==============    ==============


Page 52                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended                        Six Months Ended
   1/31/2017         Year Ended            1/31/2017         Year Ended            1/31/2017         Year Ended
  (Unaudited)        7/31/2016            (Unaudited)        7/31/2016            (Unaudited)        7/31/2016
----------------  ----------------      ----------------  ----------------      ----------------  ----------------


 $    8,756,362    $    9,239,848        $    6,851,616    $   14,636,835        $      (87,935)   $      199,573
     78,355,185      (108,050,785)           33,564,686       (34,976,083)           26,226,477      (426,073,938)
     65,576,418        87,116,140            66,945,705       (22,876,460)          (71,360,081)     (359,011,037)
 --------------    --------------        --------------    --------------        --------------    --------------

    152,687,965       (11,694,797)          107,362,007       (43,215,708)          (45,221,539)     (784,885,402)
 --------------    --------------        --------------    --------------        --------------    --------------

     (8,544,935)       (9,168,230)           (8,066,951)      (14,585,861)                   --                --
 --------------    --------------        --------------    --------------        --------------    --------------


    466,489,038     1,744,096,367           431,819,936       330,067,936            59,215,629       499,800,743
   (504,007,095)     (611,447,932)         (238,366,582)     (636,550,366)         (286,776,035)   (2,800,608,199)
 --------------    --------------        --------------    --------------        --------------    --------------

    (37,518,057)    1,132,648,435           193,453,354      (306,482,430)         (227,560,406)   (2,300,807,456)
 --------------    --------------        --------------    --------------        --------------    --------------
    106,624,973     1,111,785,408           292,748,410      (364,283,999)         (272,781,945)   (3,085,692,858)


  1,458,077,300       346,291,892           710,692,349     1,074,976,348         1,147,892,518     4,233,585,376
 --------------    --------------        --------------    --------------        --------------    --------------
 $1,564,702,273    $1,458,077,300        $1,003,440,759    $  710,692,349        $  875,110,573    $1,147,892,518
 ==============    ==============        ==============    ==============        ==============    ==============

 $      666,723    $      455,296        $      451,497    $    1,666,832        $      (87,935)   $           --
 ==============    ==============        ==============    ==============        ==============    ==============


    100,300,002        20,450,002            29,500,002        44,000,002            18,650,002        60,800,002
     29,600,000       121,250,000            16,450,000        13,900,000             1,000,000         8,400,000
    (32,200,000)      (41,400,000)           (9,100,000)      (28,400,000)           (4,950,000)      (50,550,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     97,700,002       100,300,002            36,850,002        29,500,002            14,700,002        18,650,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2017         Year Ended        1/31/2017         Year Ended
                                                                (Unaudited)        7/31/2016        (Unaudited)        7/31/2016
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)............................    $    1,539,333    $    2,034,149    $    2,144,183    $    1,780,815
   Net realized gain (loss)................................        19,655,137       (48,140,128)       10,168,776        (5,133,500)
   Net change in unrealized appreciation (depreciation)....        46,293,694        17,783,566        11,750,582        20,741,252
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations......................................        67,488,164       (28,322,413)       24,063,541        17,388,567
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................        (1,912,615)       (2,100,096)       (2,359,140)       (1,770,475)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................     1,470,839,171       130,231,645       193,091,433       233,779,536
   Cost of shares redeemed.................................      (187,216,839)     (320,727,167)     (154,417,001)     (155,309,996)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions........................     1,283,622,332      (190,495,522)       38,674,432        78,469,540
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets.................     1,349,197,881      (220,918,031)       60,378,833        94,087,632

NET ASSETS:
   Beginning of period.....................................       159,168,551       380,086,582       250,557,972       156,470,340
                                                               --------------    --------------    --------------    --------------
   End of period...........................................    $1,508,366,432    $  159,168,551    $  310,936,805    $  250,557,972
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period.....................................    $     (373,269)   $           13    $       (7,578)   $      207,379
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................         5,500,002        12,900,002         7,300,002         5,100,002
   Shares sold.............................................        45,000,000         4,700,000         5,450,000         7,400,000
   Shares redeemed.........................................        (5,800,000)      (12,100,000)       (4,500,000)       (5,200,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period.......................        44,700,002         5,500,002         8,250,002         7,300,002
                                                               ==============    ==============    ==============    ==============


Page 54                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended
   1/31/2017         Year Ended            1/31/2017         Year Ended
  (Unaudited)        7/31/2016            (Unaudited)        7/31/2016
----------------  ----------------      ----------------  ----------------


 $    3,947,314    $    4,930,851        $   21,356,827    $   24,285,983
     19,904,561       (30,276,505)           82,061,180        51,804,269
     45,940,695        (7,729,201)         (110,896,313)      169,798,579
 --------------    --------------        --------------    --------------

     69,792,570       (33,074,855)           (7,478,306)      245,888,831
 --------------    --------------        --------------    --------------

     (4,062,686)       (4,908,173)          (24,120,086)      (21,192,761)
 --------------    --------------        --------------    --------------


     79,849,816       175,513,323           396,531,581     2,662,292,317
   (117,401,718)     (547,023,151)         (740,298,767)   (1,188,257,991)
 --------------    --------------        --------------    --------------

    (37,551,902)     (371,509,828)         (343,767,186)    1,474,034,326
 --------------    --------------        --------------    --------------
     28,177,982      (409,492,856)         (375,365,578)    1,698,730,396


    491,478,096       900,970,952         1,831,298,110       132,567,714
 --------------    --------------        --------------    --------------
 $  519,656,078    $  491,478,096        $1,455,932,532    $1,831,298,110
 ==============    ==============        ==============    ==============

 $      (65,015)   $       50,357        $      515,313    $    3,278,572
 ==============    ==============        ==============    ==============


     14,105,000        25,755,000            66,700,002         5,750,002
      2,200,000         5,450,000            15,000,000       109,500,000
     (3,100,000)      (17,100,000)          (28,250,000)      (48,550,000)
 --------------    --------------        --------------    --------------
     13,205,000        14,105,000            53,450,002        66,700,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2017       --------------------------------------------------------------
                                             (UNAUDITED)         2016         2015         2014         2013         2012
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    36.06      $    37.29   $    32.24   $    28.81   $    20.52   $    21.35
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.28            0.53         0.30         0.13         0.29         0.18
Net realized and unrealized gain (loss)            (0.27)          (1.43)        5.03         3.43         8.29        (0.84)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    0.01           (0.90)        5.33         3.56         8.58        (0.66)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.19)          (0.33)       (0.28)       (0.13)       (0.29)       (0.17)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    35.88      $    36.06   $    37.29   $    32.24   $    28.81   $    20.52
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    0.03%          (2.34)%      16.54%       12.37%       42.17%       (3.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  507,696      $1,766,902   $2,559,671   $  943,060   $  737,449   $  424,739
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.61%        0.63%        0.70%        0.72%        0.72%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.61%        0.63%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               0.99% (b)       1.39%        0.91%        0.42%        1.20%        0.84%
Portfolio turnover rate (c)                           47%            103%         131%         100%          99%          98%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2017       --------------------------------------------------------------
                                             (UNAUDITED)         2016         2015         2014         2013         2012
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    49.06      $    45.69   $    37.71   $    33.22   $    23.50   $    24.49
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.44            0.76         0.72         0.51         0.35         0.42
Net realized and unrealized gain (loss)            (3.57)           3.38         7.95         4.51         9.85        (1.16)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (3.13)           4.14         8.67         5.02        10.20        (0.74)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.28)          (0.77)       (0.69)       (0.53)       (0.48)       (0.25)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    45.65      $    49.06   $    45.69   $    37.71   $    33.22   $    23.50
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (6.39)%          9.19%       23.09%       15.14%       43.89%       (3.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  693,890      $2,558,300   $2,894,359   $1,059,728   $  657,759   $  347,740
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (b)       0.61%        0.62%        0.69%        0.71%        0.74%
Ratio of net expenses to average net
   assets                                           0.62% (b)       0.61%        0.62%        0.69%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.12% (b)       1.60%        1.75%        1.59%        1.37%        1.97%
Portfolio turnover rate (c)                           53%            102%          87%         100%         107%         126%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2017       --------------------------------------------------------------
                                             (UNAUDITED)         2016         2015         2014         2013         2012
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    14.54      $    16.93   $    28.07   $    22.62   $    18.51   $    23.75
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.09            0.22         0.40         0.27         0.23         0.14
Net realized and unrealized gain (loss)             1.48           (2.37)      (11.14)        5.43         4.12        (5.25)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    1.57           (2.15)      (10.74)        5.70         4.35        (5.11)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.09)          (0.24)       (0.40)       (0.25)       (0.24)       (0.13)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    16.02      $    14.54   $    16.93   $    28.07   $    22.62   $    18.51
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   10.79%         (12.67)%     (38.59)%      25.30%       23.62%      (21.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,564,702      $1,458,077   $  346,292   $  813,925   $  191,135   $  123,065
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (b)       0.62%        0.64%        0.70%        0.74%        0.76%
Ratio of net expenses to average net
   assets                                           0.62% (b)       0.62%        0.64%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.15% (b)       1.40%        1.68%        1.10%        0.82%        0.63%
Portfolio turnover rate (c)                           26%            112%          97%          72%          93%          90%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2017       --------------------------------------------------------------
                                             (UNAUDITED)         2016         2015         2014         2013         2012
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    24.09      $    24.43   $    21.64   $    19.79   $    14.47   $    14.04
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.19            0.39         0.30         0.33         0.32         0.21
Net realized and unrealized gain (loss)             3.19           (0.36)        2.79         1.83         5.32         0.42
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    3.38            0.03         3.09         2.16         5.64         0.63
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.24)          (0.37)       (0.30)       (0.31)       (0.32)       (0.20)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    27.23      $    24.09   $    24.43   $    21.64   $    19.79   $    14.47
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   14.07%           0.22%       14.39%       10.95%       39.45%        4.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,003,441      $  710,692   $1,074,976   $  904,448   $  398,820   $  208,369
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.64%        0.64%        0.69%        0.72%        0.74%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.64%        0.64%        0.69%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.63% (b)       1.72%        1.59%        1.61%        1.92%        1.61%
Portfolio turnover rate (c)                           40%             75%          80%          55%          65%          93%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)


                                           SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                              1/31/2017       ---------------------------------------------------------------------
                                             (UNAUDITED)         2016                2015         2014         2013         2012
                                           ----------------   ----------          ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    61.55      $    69.63          $    53.13   $   42.58    $    30.00   $    28.54
                                              ----------      ----------          ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (0.01)           0.00 (a) (b)       (0.05)       (0.01)        0.13         0.02
Net realized and unrealized gain (loss)            (2.01)          (8.08)              16.55        10.56        12.58         1.46
                                              ----------      ----------          ----------   ----------   ----------   ----------
Total from investment operations                   (2.02)          (8.08)              16.50        10.55        12.71         1.48
                                              ----------      ----------          ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 --              --                  --           --        (0.13)       (0.02)
                                              ----------      ----------          ----------   ----------   ----------   ----------
Net asset value, end of period                $    59.53      $    61.55          $    69.63   $    53.13   $    42.58   $    30.00
                                              ==========      ==========          ==========   ==========   ==========   ==========
TOTAL RETURN (c)                                   (3.28)%        (11.60)%             31.06%       24.78%       42.49%        5.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  875,111      $1,147,893          $4,233,585   $2,151,907   $  981,566   $  532,448
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (d)       0.61%               0.62%        0.67%        0.71%        0.73%
Ratio of net expenses to average net
   assets                                           0.62% (d)       0.61%               0.62%        0.67%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                              (0.02)% (d)      0.01%              (0.10)%      (0.01)%       0.36%        0.07%
Portfolio turnover rate (e)                           55%            118%                125%          81%          96%         109%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2017       --------------------------------------------------------------
                                             (UNAUDITED)         2016         2015         2014         2013         2012
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    28.94      $    29.46   $    29.27   $    24.11   $    17.76   $    18.06
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.07            0.24         0.13         0.24         0.32         0.16
Net realized and unrealized gain (loss)             4.81           (0.51)        0.26         5.16         6.34        (0.29)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    4.88           (0.27)        0.39         5.40         6.66        (0.13)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.08)          (0.25)       (0.20)       (0.24)       (0.31)       (0.17)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    33.74      $    28.94   $    29.46   $    29.27   $    24.11   $    17.76
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (c)                                   16.88%          (0.82)%       1.30%       22.44%       37.92%       (0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,508,366      $  159,169   $  380,087   $  881,038   $  231,413   $  103,876
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (d)       0.66%        0.63%        0.69%        0.74%        0.78%
Ratio of net expenses to average net
   assets                                           0.62% (d)       0.66%        0.63%        0.69%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               0.50% (d)       0.93%        0.55%        0.99%        1.65%        0.77%
Portfolio turnover rate (e)                           64%            103%         105%          95%         110%          97%


(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 58                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2017       --------------------------------------------------------------
                                             (UNAUDITED)         2016         2015         2014         2013         2012
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    34.32      $    30.68   $    32.55   $    27.93   $    22.79   $    24.22
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.23            0.41         0.47         0.35         0.57         0.29
Net realized and unrealized gain (loss)             3.40            3.65        (1.88)        4.60         5.17        (1.45)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    3.63            4.06        (1.41)        4.95         5.74        (1.16)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.26)          (0.42)       (0.46)       (0.33)       (0.60)       (0.27)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    37.69      $    34.32   $    30.68   $    32.55   $    27.93   $    22.79
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   10.62%          13.48%       (4.36)%      17.73%       25.39%       (4.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  310,937      $  250,558   $  156,470   $  706,424   $  251,349   $  144,689
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.66%        0.64%        0.70%        0.73%        0.73%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.66%        0.64%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.46% (b)       1.26%        1.25%        1.16%        1.75%        1.14%
Portfolio turnover rate (c)                           40%            113%         104%          76%          82%          92%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2017       --------------------------------------------------------------
                                             (UNAUDITED)         2016         2015         2014         2013         2012
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    34.84      $    34.98   $    31.74   $    25.97   $    20.97   $    21.81
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.27            0.27         0.14         0.08         0.13        (0.01)
Net realized and unrealized gain (loss)             4.52           (0.14)        3.26         5.78         5.00        (0.82)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    4.79            0.13         3.40         5.86         5.13        (0.83)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.28)          (0.27)       (0.16)       (0.09)       (0.13)       (0.01)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    39.35      $    34.84   $    34.98   $    31.74   $    25.97   $    20.97
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   13.78%           0.42%       10.72%       22.59%       24.54%       (3.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  519,656      $  491,478   $  900,971   $  834,967   $  284,543   $  216,060
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.63%        0.63%        0.70%        0.72%        0.74%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.63%        0.63%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.45% (b)       0.82%        0.53%        0.28%        0.53%       (0.06)%
Portfolio turnover rate (c)                           68%            109%          91%          85%          82%         101%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2017       --------------------------------------------------------------
                                             (UNAUDITED)         2016         2015         2014         2013         2012
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    27.46      $    23.06   $    22.59   $    20.56   $    18.34   $    17.65
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.37            0.73         0.83         0.59         0.64         0.45
Net realized and unrealized gain (loss)            (0.18)           4.38         0.47         2.04         2.22         0.70
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    0.19            5.11         1.30         2.63         2.86         1.15
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.41)          (0.71)       (0.83)       (0.60)       (0.64)       (0.46)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    27.24      $    27.46   $    23.06   $    22.59   $    20.56   $    18.34
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    0.74%          22.66%        5.77%       13.08%       15.91%        6.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,455,933      $1,831,298   $  132,568   $  634,851   $  205,554   $  147,658
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.62%        0.69%        0.70%        0.73%        0.72%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.62%        0.69%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               2.66% (b)       2.79%        2.58%        2.31%        3.53%        2.83%
Portfolio turnover rate (c)                           30%             71%          94%          83%          74%          72%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


Page 60                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

    First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
    First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
    First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
    First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
    First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker "FXR") First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
    First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
    First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                      INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                       StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                             StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                       StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                                   StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                                  StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                                    StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                                   StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                                    StrataQuant(R) Utilities Index(1)


(1) This index is developed, maintained and sponsored by NYSE Group, Inc. or its affiliates ("NYSE Group"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Group. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Group, the index was developed, maintained and sponsored by AMEX.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2017, all the Funds except FXG and FXR have securities in the securities lending program. During the six months ended January 31, 2017, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Funds sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2017, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2016 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund            $    20,327,690          $            --          $            --
First Trust Consumer Staples AlphaDEX(R) Fund                       43,760,331                       --                       --
First Trust Energy AlphaDEX(R) Fund                                  9,168,230                       --                       --
First Trust Financials AlphaDEX(R) Fund                             14,585,861                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                    --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund           2,100,096                       --                       --
First Trust Materials AlphaDEX(R) Fund                               1,770,475                       --                       --
First Trust Technology AlphaDEX(R) Fund                              4,908,173                       --                       --
First Trust Utilities AlphaDEX(R) Fund                              21,192,761                       --                       --


As of July 31, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $     1,688,212          $  (367,527,565)         $    94,023,176
First Trust Consumer Staples AlphaDEX(R) Fund                        2,198,320             (198,231,622)             251,115,040
First Trust Energy AlphaDEX(R) Fund                                    455,296             (305,745,555)             (11,079,198)
First Trust Financials AlphaDEX(R) Fund                              1,666,832              (87,044,295)               7,184,322
First Trust Health Care AlphaDEX(R) Fund                                    --             (560,204,820)              97,225,435
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  13             (104,754,040)              (2,914,900)
First Trust Materials AlphaDEX(R) Fund                                 207,379             (111,196,873)              12,805,439
First Trust Technology AlphaDEX(R) Fund                                 50,357             (166,015,842)              18,803,719
First Trust Utilities AlphaDEX(R) Fund                               3,278,572              (44,490,538)             155,442,475

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of January 31, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2016, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                                            Capital Loss   Capital Loss   Capital Loss       Post           Total
                                              Available      Available      Available     Enactment -      Capital
                                               through        through        through          No            Loss
                                              7/31/2017      7/31/2018      7/31/2019     Expiration      Available
                                            -------------  -------------  -------------  -------------  -------------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                         $     783,283  $   1,138,594  $   9,617,858  $ 355,987,830  $ 367,527,565
First Trust Consumer Staples
   AlphaDEX(R) Fund                               422,511      1,058,131             --    196,750,980    198,231,622
First Trust Energy AlphaDEX(R) Fund             2,326,320      2,084,336      3,349,453    297,985,446    305,745,555
First Trust Financials AlphaDEX(R) Fund           671,958      1,630,337      3,464,108     81,277,892     87,044,295
First Trust Health Care AlphaDEX(R) Fund          774,570      2,582,977      1,764,162    555,083,111    560,204,820
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                               798,398      1,325,584      1,133,736    101,496,322    104,754,040
First Trust Materials AlphaDEX(R) Fund          1,265,429        886,622      7,397,299    101,647,523    111,196,873
First Trust Technology AlphaDEX(R) Fund         1,608,491      2,508,150      2,516,610    159,382,591    166,015,842
First Trust Utilities AlphaDEX(R) Fund            557,777      1,956,482             --     41,976,279     44,490,538


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Archipelago for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of Archipelago and certain trademarks and trade names of NYSE Group. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

I. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

J. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2017.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the six months ended January 31, 2017, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of January 31, 2017, none of the Funds had remaining fees previously waived or expenses reimbursed that were still subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $  589,733,828       $  591,371,991
First Trust Consumer Staples AlphaDEX(R) Fund                                900,853,837          898,566,406
First Trust Energy AlphaDEX(R) Fund                                          387,550,640          387,803,905
First Trust Financials AlphaDEX(R) Fund                                      332,757,290          332,609,188
First Trust Health Care AlphaDEX(R) Fund                                     551,752,515          552,053,915
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                   442,398,570          441,856,227
First Trust Materials AlphaDEX(R) Fund                                       116,377,324          117,215,509
First Trust Technology AlphaDEX(R) Fund                                      362,763,948          362,936,727
First Trust Utilities AlphaDEX(R) Fund                                       479,157,455          482,431,101

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

For the six months ended January 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $  397,296,369       $1,618,612,863
First Trust Consumer Staples AlphaDEX(R) Fund                                103,755,288        1,761,838,641
First Trust Energy AlphaDEX(R) Fund                                          466,375,560          504,015,204
First Trust Financials AlphaDEX(R) Fund                                      430,973,029          237,832,646
First Trust Health Care AlphaDEX(R) Fund                                      59,176,612          286,465,573
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                 1,469,038,764          186,983,821
First Trust Materials AlphaDEX(R) Fund                                       192,886,812          154,190,242
First Trust Technology AlphaDEX(R) Fund                                       79,703,661          117,148,528
First Trust Utilities AlphaDEX(R) Fund                                       396,301,294          738,708,040


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities             Creation
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Redemption
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2017.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CONSUMER STAPLES COMPANIES RISK. Certain of the Funds invest in consumer staples companies. Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CONSTITUENT RISK. One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

MATERIALS AND PROCESSING COMPANIES RISK. Certain of the Funds invest in materials and processing companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

REIT INVESTMENT RISK. Certain of the Funds invest in real estate investment trusts and are subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in real estate investment trusts ("REITs") involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TELECOMMUNICATIONS COMPANIES RISK. Certain of the Funds invest in telecommunications companies. Telecommunications companies are subject to risks, which include increased competition and regulation by various regulatory authorities, the need to commit substantial capital and technological obsolescence.

UTILITIES COMPANIES RISK. Certain of the Funds invest in utilities companies. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                     This page is intentionally left blank.

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
Semi-Annual Report                                              January 31, 2017
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
------------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)

                                  ALPHADEX(R)
                                 FAMILY OF ETFS


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2017

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................   6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................   8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................  38
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................  46
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  55
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  60
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  65
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  75
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  85
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  90
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  95
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)................... 101
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)........................... 107
Statements of Assets and Liabilities........................................ 110
Statements of Operations.................................................... 113
Statements of Changes in Net Assets......................................... 116
Financial Highlights........................................................ 120
Notes to Financial Statements............................................... 127
Additional Information...................................................... 136

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2017

Dear Shareholders:

Thank you for your investment in the Style Funds of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust").

Now that 2016 is over, many will remember some of the historic events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended January 31, 2017, including performance and market overviews. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. While no one has a crystal ball and the ability to predict how his presidency will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. And his message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, President Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% calendar year-to-date, on a total return basis, as measured by Bloomberg. For the first month of the year, the Index's return continued to be in positive territory, ending January at 1.90%. The current bull market (measuring from March 9, 2009 through January 31, 2017) is the second longest in history. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2017

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

For the second consecutive year at its December 2016 Federal Open Market Committee meeting, the Federal Reserve (the "Fed") initiated a 25 basis point increase to the federal funds target rate trading range, which now stands at 0.50% to 0.75%. The Fed commented in December that inflation expectations have increased "considerably" and noted that the labor market is tightening, according to Bloomberg. The Fed is forecasting three quarter-point increases in 2017. For the 30-year period ended December 31, 2016, the federal funds target rate (upper bound) averaged 3.54%, compared to 2.70% for the Consumer Price Index ("CPI"), according to Bloomberg. As of the close of 2016, the federal funds target rate (upper bound) stood at 0.75%, while the CPI stood at 2.10%. Instead of being around 84 basis points above inflation (CPI), it was 135 basis points below. We believe this suggests that the Fed is still pro-growth in its bias. The combination of the Fed's easy monetary policy and President Donald J. Trump's proposed pro-growth policies, including corporate tax cuts and less government regulations on businesses, could prove to be a positive catalyst for the equity markets in 2017, in our opinion.

The International Monetary Fund ("IMF") updates its forecasts for global economic growth throughout the year. In its latest report (January 2017), the IMF set its global growth rate estimates for 2017 and 2018 at 3.4% and 3.6%, respectively, according to its own release. Its 2017 and 2018 estimates for U.S. growth project 2.3% and 2.5%, respectively.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds ("ETFs") and exchange-traded products ("ETPs") listed globally reached a record high of $3.69 trillion in January 2017, according to its own release. Total assets of U.S. listed ETFs/ETPs also reached a record high of $2.64 trillion.

STYLE/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. For the 12-month period ended January 31, 2017, U.S. equity funds/ETFs reported estimated net outflows totaling $3.42 billion, according to data from Morningstar. Investors continue to favor passive funds over actively managed funds. Passive U.S. equity funds/ETFs reported estimated net inflows totaling $262.84 billion, compared to estimated net outflows totaling $266.82 billion for actively managed U.S. equity funds/ETFs.

For the 12-month period ended January 31, 2017, the S&P 500(R) Index (the "Index") posted a total return of 20.04%, according to Bloomberg. The value style of investing outperformed the growth style in the period. The S&P 500(R) Value Index posted a total return of 24.24%, compared to 15.94% for the S&P 500(R) Growth Index. It was the same story with both mid- and small-capitalization stocks. The S&P MidCap 400(R) Index posted a total return of 30.17% for the period. The S&P MidCap 400(R) Value Index posted a total return of 35.81%, compared to 24.25% for the S&P MidCap 400(R) Growth Index. The S&P SmallCap 600(R) Index posted a total return of 34.34% for the period.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           7.11%      23.94%     13.42%       6.64%       87.69%       87.00%
Market Price                                  7.18%      24.02%     13.41%       6.65%       87.60%       87.14%

INDEX PERFORMANCE
Defined Large Cap Core Index(1)               6.58%      23.57%     13.97%       7.31%       92.28%       98.69%
Nasdaq AlphaDEX(R) Large Cap
   Core Index(2)                              7.50%      24.23%       N/A         N/A          N/A         N/A
Nasdaq US 500 Large Cap Index(2)              6.08%      20.23%       N/A         N/A          N/A         N/A
S&P 500(R) Index                              5.96%      20.04%     14.09%       6.61%       93.28%       86.47%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Large Cap Core Index was replaced with the Nasdaq AlphaDEX(R) Large Cap Core Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       19.84%
Financials                                   17.51
Information Technology                       15.60
Industrials                                  14.13
Health Care                                   8.58
Utilities                                     7.82
Materials                                     4.68
Energy                                        4.42
Consumer Staples                              4.26
Real Estate                                   1.62
Telecommunication Services                    1.54
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Alcoa Corp.                                   0.57%
Freeport-McMoRan, Inc.                        0.55
PulteGroup, Inc.                              0.51
Symantec Corp.                                0.50
Royal Caribbean Cruises Ltd.                  0.50
Ally Financial, Inc.                          0.48
Norwegian Cruise Line Holdings Ltd.           0.48
D.R. Horton, Inc.                             0.48
Corning, Inc.                                 0.48
CenturyLink, Inc.                             0.47
                                            -------
  Total                                       5.02%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     MAY 8, 2007 - JANUARY 31, 2017

            First Trust Large Cap      Defined Large Cap      S&P 500(R)
            Core AlphaDEX(R) Fund         Core Index            Index
5/8/07             $10,000                  $10,000            $10,000
7/31/07              9,560                    9,579              9,690
1/31/08              9,022                    9,071              9,271
7/31/08              8,304                    8,383              8,615
1/31/09              5,325                    5,398              5,690
7/31/09              6,711                    6,830              6,896
1/31/10              7,618                    7,783              7,576
7/31/10              8,205                    8,410              7,850
1/31/11              9,765                   10,049              9,257
7/31/11              9,891                   10,216              9,393
1/31/12              9,963                   10,335              9,647
7/31/12             10,109                   10,520             10,250
1/31/13             11,623                   12,141             11,266
7/31/13             13,283                   13,921             12,813
1/31/14             14,276                   15,018             13,690
7/31/14             15,651                   16,520             14,983
1/31/15             16,264                   17,222             15,637
7/31/15             16,852                   17,904             16,662
1/31/16             15,087                   16,079             15,534
7/31/16             17,457                   18,644             17,598
1/31/17             18,699                   19,871             18,547


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         190              2               0             0
8/1/12 - 7/31/13         149              0               0             0
8/1/13 - 7/31/14         236              0               0             0
8/1/14 - 7/31/15         201              0               0             0
8/1/15 - 7/31/16         148              0               0             0
8/1/16 - 1/31/17          78              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          61              0               0             0
8/1/12 - 7/31/13         101              0               0             0
8/1/13 - 7/31/14          16              0               0             0
8/1/14 - 7/31/15          51              0               0             0
8/1/15 - 7/31/16         103              0               0             0
8/1/16 - 1/31/17          49              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                            9.38%     28.07%     11.66%       7.72%       73.61%      106.25%
Market Price                                   9.27%     27.91%     11.63%       7.71%       73.38%      106.03%

INDEX PERFORMANCE
Defined Mid Cap Core Index(1)                 10.63%     30.96%     12.77%       8.66%       82.35%      124.51%
Nasdaq AlphaDEX(R) Mid Cap Core
   Index(2)                                    9.79%     28.67%       N/A         N/A          N/A         N/A
Nasdaq US 600 Mid Cap Index(2)                 8.44%     29.54%       N/A         N/A          N/A         N/A
S&P MidCap 400(R) Index                        9.06%     30.17%     14.24%       8.39%       94.59%      119.13%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Mid Cap Core Index was replaced with the Nasdaq AlphaDEX(R) Mid Cap Core Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   18.74%
Industrials                                  16.81
Consumer Discretionary                       16.10
Information Technology                       13.27
Health Care                                   8.15
Materials                                     7.04
Real Estate                                   6.39
Consumer Staples                              4.74
Utilities                                     4.61
Energy                                        3.18
Telecommunication Services                    0.97
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
TESARO, Inc.                                  0.44%
United Rentals, Inc.                          0.44
CoreCivic, Inc.                               0.43
Coherent, Inc.                                0.42
United Therapeutics Corp.                     0.42
MKS Instruments, Inc.                         0.40
Westlake Chemical Corp.                       0.40
Trinseo S.A.                                  0.40
Primerica, Inc.                               0.40
White Mountains Insurance Group Ltd.          0.40
                                            -------
  Total                                       4.15%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    MAY 8, 2007 - JANUARY 31, 2017

             First Trust Mid Cap       Defined Mid Cap      S&P MidCap
            Core AlphaDEX(R) Fund        Core Index        400(R) Index
5/8/07             $10,000                 $10,000           $10,000
7/31/07              9,527                   9,540             9,615
1/31/08              8,872                   8,911             9,091
7/31/08              8,812                   8,889             9,138
1/31/09              5,561                   5,625             5,731
7/31/09              7,453                   7,576             7,288
1/31/10              8,498                   8,674             8,215
7/31/10              9,236                   9,464             8,951
1/31/11             11,339                  11,665            10,964
7/31/11             11,693                  12,072            11,256
1/31/12             11,880                  12,312            11,260
7/31/12             11,771                  12,248            11,391
1/31/13             13,743                  14,352            13,350
7/31/13             15,621                  16,365            15,152
1/31/14             17,060                  17,932            16,269
7/31/14             17,728                  18,701            17,103
1/31/15             18,033                  19,086            18,039
7/31/15             18,711                  19,861            19,034
1/31/16             16,103                  17,142            16,830
7/31/16             18,853                  20,291            20,087
1/31/17             20,622                  22,448            21,907


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         151              0               0             0
8/1/12 - 7/31/13         177              0               0             0
8/1/13 - 7/31/14         214              0               0             0
8/1/14 - 7/31/15         176              0               0             0
8/1/15 - 7/31/16         138              0               0             0
8/1/16 - 1/31/17          86              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         102              0               0              0
8/1/12 - 7/31/13          73              0               0              0
8/1/13 - 7/31/14          38              0               0              0
8/1/14 - 7/31/15          76              0               0              0
8/1/15 - 7/31/16         113              0               0              0
8/1/16 - 1/31/17          41              0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           10.92%     32.50%     11.78%       6.81%        74.54%      89.92%
Market Price                                  11.00%     32.88%     11.79%       6.81%        74.57%      89.97%

INDEX PERFORMANCE
Defined Small Cap Core Index(1)               12.86%     33.45%     12.58%       7.63%        80.86%     104.65%
Nasdaq AlphaDEX(R) Small Cap Core
   Index(2)                                   11.30%     36.18%       N/A         N/A          N/A         N/A
Nasdaq US 700 Small Cap Index(2)              12.80%     37.53%       N/A         N/A          N/A         N/A
S&P SmallCap 600(R) Index                     12.92%     34.34%     15.05%       8.37%       101.56%     118.77%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Small Cap Core Index was replaced with the Nasdaq AlphaDEX(R) Small Cap Core Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  22.08%
Financials                                   19.22
Consumer Discretionary                       19.04
Information Technology                       13.39
Health Care                                   8.51
Materials                                     5.37
Real Estate                                   4.62
Consumer Staples                              3.11
Energy                                        2.30
Telecommunication Services                    1.30
Utilities                                     1.06
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Overseas Shipholding Group, Inc., Class A     0.41%
Triton International Ltd.                     0.39
Exelixis, Inc.                                0.39
Scientific Games Corp., Class A               0.39
ARIAD Pharmaceuticals, Inc.                   0.37
Air Methods Corp.                             0.36
Wabash National Corp.                         0.36
Boise Cascade Co.                             0.35
TTM Technologies, Inc.                        0.35
NRG Yield, Inc., Class C                      0.34
                                            -------
  Total                                       3.71%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MAY 8, 2007 - JANUARY 31, 2017

            First Trust Small Cap      Defined Small Cap      S&P SmallCap
            Core AlphaDEX(R) Fund         Core Index          600(R) Index
5/8/07             $10,000                  $10,000             $10,000
7/31/07              9,433                    9,454               9,535
1/31/08              8,476                    8,534               8,771
7/31/08              8,288                    8,382               8,746
1/31/09              5,043                    5,124               5,550
7/31/09              6,981                    7,125               7,060
1/31/10              7,805                    8,001               7,712
7/31/10              8,421                    8,667               8,414
1/31/11             10,106                   10,442              10,097
7/31/11             10,460                   10,846              10,494
1/31/12             10,881                   11,315              10,855
7/31/12             10,608                   11,080              10,914
1/31/13             12,343                   12,944              12,533
7/31/13             14,489                   15,241              14,707
1/31/14             15,900                   16,802              16,098
7/31/14             15,888                   16,844              16,333
1/31/15             16,261                   17,300              17,089
7/31/15             16,755                   17,873              18,288
1/31/16             14,334                   15,335              16,288
7/31/16             17,124                   18,134              19,377
1/31/17             18,994                   20,466              21,881


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         146              0               0             0
8/1/12 - 7/31/13         190              0               0             0
8/1/13 - 7/31/14         184              1               0             0
8/1/14 - 7/31/15         189              0               0             0
8/1/15 - 7/31/16          94              0               0             0
8/1/16 - 1/31/17          77              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         106              1               0             0
8/1/12 - 7/31/13          60              0               0             0
8/1/13 - 7/31/14          67              0               0             0
8/1/14 - 7/31/15          63              0               0             0
8/1/15 - 7/31/16         157              0               0             0
8/1/16 - 1/31/17          50              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           14.48%     33.81%     13.26%       6.69%       86.41%       87.77%
Market Price                                  14.51%     33.84%     13.26%       6.69%       86.38%       87.80%

INDEX PERFORMANCE
Defined Large Cap Value Index(1)              11.74%     31.71%     13.54%       7.24%       88.71%       97.47%
Nasdaq AlphaDEX(R) Large Cap Value
   Index(2)                                   14.94%     33.00%       N/A         N/A          N/A         N/A
Nasdaq US 500 Large Cap Value Index(2)         9.78%     24.50%       N/A         N/A          N/A         N/A
S&P 500(R) Index                               5.96%     20.04%     14.09%       6.61%       93.28%       86.47%
S&P 500(R) Value Index                         8.29%     24.24%     13.75%       4.93%       90.42%       59.73%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Large Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Large Cap Value Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   22.96%
Consumer Discretionary                       22.29
Industrials                                  11.82
Information Technology                       11.54
Utilities                                    10.80
Health Care                                   5.61
Consumer Staples                              4.48
Materials                                     3.96
Energy                                        3.85
Telecommunication Services                    1.67
Real Estate                                   1.02
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Alcoa Corp.                                   1.15%
PulteGroup, Inc.                              1.04
Symantec Corp.                                1.02
Royal Caribbean Cruises Ltd.                  1.01
Ally Financial, Inc.                          0.99
D.R. Horton, Inc.                             0.97
Corning, Inc.                                 0.97
CenturyLink, Inc.                             0.97
Baxter International, Inc.                    0.96
Lear Corp.                                    0.95
                                            -------
  Total                                      10.03%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              MAY 8, 2007 - JANUARY 31, 2017

            First Trust Large Cap       Defined Large Cap      S&P 500(R)      S&P 500(R)
            Value AlphaDEX(R) Fund         Value Index           Index         Value Index
5/8/07             $10,000                   $10,000            $10,000          $10,000
7/31/07              9,450                     9,462              9,690            9,586
1/31/08              8,821                     8,870              9,271            9,148
7/31/08              7,858                     7,933              8,615            8,066
1/31/09              4,993                     5,064              5,690            5,060
7/31/09              6,661                     6,790              6,896            6,157
1/31/10              7,765                     7,947              7,576            6,840
7/31/10              8,228                     8,447              7,850            7,079
1/31/11              9,688                     9,988              9,257            8,294
7/31/11              9,733                    10,072              9,393            8,153
1/31/12             10,072                    10,465              9,647            8,388
7/31/12             10,216                    10,655             10,250            8,784
1/31/13             11,957                    12,519             11,266           10,021
7/31/13             13,602                    14,296             12,813           11,446
1/31/14             14,364                    15,152             13,690           11,922
7/31/14             15,977                    16,912             14,983           13,081
1/31/15             16,113                    17,110             15,637           13,335
7/31/15             15,931                    16,973             16,662           13,944
1/31/16             14,030                    14,993             15,534           12,856
7/31/16             16,398                    17,673             17,598           14,750
1/31/17             18,773                    19,748             18,647           15,973


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         193              0               0             0
8/1/12 - 7/31/13         201              0               0             0
8/1/13 - 7/31/14         231              0               0             0
8/1/14 - 7/31/15         197              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 1/31/17          70              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          60              0               0             0
8/1/12 - 7/31/13          49              0               0             0
8/1/13 - 7/31/14          21              0               0             0
8/1/14 - 7/31/15          55              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 1/31/17          57              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           -1.13%     12.20%     13.27%       6.25%       86.46%       80.37%
Market Price                                  -1.13%     12.25%     13.27%       6.24%       86.42%       80.33%

INDEX PERFORMANCE
Defined Large Cap Growth Index(1)              0.34%     14.15%     14.29%       7.13%       94.98%       95.52%
Nasdaq AlphaDEX(R) Large Cap Growth
   Index(2)                                   -0.80%     13.42%       N/A         N/A          N/A         N/A
Nasdaq US 500 Large Cap Growth Index(2)        2.56%     15.79%       N/A         N/A          N/A         N/A
S&P 500(R) Index                               5.96%     20.04%     14.09%       6.61%       93.28%       86.47%
S&P 500(R) Growth Index                        3.60%     15.94%     14.30%       8.18%       95.05%      115.01%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Large Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Large Cap Growth Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       23.65%
Consumer Discretionary                       18.47
Industrials                                  14.61
Health Care                                  13.48
Financials                                    6.15
Materials                                     5.26
Energy                                        4.91
Consumer Staples                              4.61
Utilities                                     3.85
Real Estate                                   3.59
Telecommunication Services                    1.42
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Freeport-McMoRan, Inc.                        1.10%
Netflix, Inc.                                 0.99
Comcast Corp., Class A                        0.96
Lam Research Corp.                            0.95
T-Mobile US, Inc.                             0.95
Ulta Beauty, Inc.                             0.93
Applied Materials, Inc.                       0.93
Sirius XM Holdings, Inc.                      0.93
Ingersoll-Rand PLC                            0.93
Huntington Ingalls Industries, Inc.           0.92
                                            -------
  Total                                       9.59%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MAY 8, 2007 - JANUARY 31, 2017

             First Trust Large Cap       Defined Large Cap      S&P 500(R)       S&P 500(R)
            Growth AlphaDEX(R) Fund        Growth Index           Index         Growth Index
5/8/07              $10,000                   $10,000            $10,000          $10,000
7/31/07               9,740                     9,757              9,690            9,802
1/31/08               9,341                     9,388              9,271            9,410
7/31/08               8,900                     8,982              8,615            9,185
1/31/09               5,737                     5,807              5,690            6,357
7/31/09               6,730                     6,840              6,896            7,675
1/31/10               7,373                     7,518              7,576            8,341
7/31/10               8,090                     8,282              7,850            8,651
1/31/11               9,790                    10,064              9,257           10,272
7/31/11               9,985                    10,309              9,393           10,740
1/31/12               9,674                    10,028              9,647           11,023
7/31/12               9,797                    10,191             10,250           11,854
1/31/13              10,970                    11,446             11,266           12,612
7/31/13              12,582                    13,178             12,813           14,284
1/31/14              13,817                    14,525             13,690           15,633
7/31/14              14,957                    15,778             14,983           17,068
1/31/15              16,060                    16,999             15,637           18,198
7/31/15              17,549                    18,638             16,662           19,712
1/31/16              16,078                    17,130             15,534           18,545
7/31/16              18,245                    19,487             17,598           20,753
1/31/17              18,039                    19,554             18,647           21,501


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         153              0               0             0
8/1/12 - 7/31/13         102              0               0             0
8/1/13 - 7/31/14         206              0               0             0
8/1/14 - 7/31/15         206              0               0             0
8/1/15 - 7/31/16         182              0               0             0
8/1/16 - 1/31/17          78              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         100              0               0             0
8/1/12 - 7/31/13         148              0               0             0
8/1/13 - 7/31/14          46              0               0             0
8/1/14 - 7/31/15          46              0               0             0
8/1/15 - 7/31/16          69              0               0             0
8/1/16 - 1/31/17          49              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index and Nasdaq US 700 Small Cap Index (together the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           14.35%     35.06%     12.50%       7.08%       80.21%       94.59%
Market Price                                  14.33%     35.08%     12.48%       7.07%       80.07%       94.50%

INDEX PERFORMANCE
Defined Multi Cap Value Index(1)              13.67%     35.07%     13.19%       7.84%       85.80%      108.54%
Nasdaq AlphaDEX(R) Multi Cap Value
   Index(2)                                   14.82%     35.92%       N/A         N/A          N/A         N/A
Nasdaq US Multi Cap Value Index(2)            10.26%     26.14%       N/A         N/A          N/A         N/A
S&P Composite 1500(R) Index                    6.41%     21.19%     14.13%       6.81%       93.61%       89.96%
S&P Composite 1500(R) Value Index              8.72%     25.50%     13.87%       5.25%       91.46%       64.50%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Multi Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Multi Cap Value Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       21.65%
Financials                                   21.25
Industrials                                  15.85
Information Technology                       10.09
Utilities                                     7.21
Health Care                                   5.82
Materials                                     4.92
Consumer Staples                              4.50
Real Estate                                   3.98
Energy                                        3.22
Telecommunication Services                    1.51
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Alcoa Corp.                                   0.58%
PulteGroup, Inc.                              0.52
Symantec Corp.                                0.51
Royal Caribbean Cruises Ltd.                  0.51
Ally Financial, Inc.                          0.50
D.R. Horton, Inc.                             0.49
Corning, Inc.                                 0.49
CenturyLink, Inc.                             0.49
Baxter International, Inc.                    0.48
Lear Corp.                                    0.48
                                            -------
  Total                                       5.05%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    MAY 8, 2007 - JANUARY 31, 2017

            First Trust Multi Cap       Defined Multi Cap      S&P Composite      S&P Composite 1500(R)
            Value AlphaDEX(R) Fund         Value Index         1500(R) Index           Value Index
5/8/07             $10,000                   $10,000              $10,000                $10,000
7/31/07              9,317                     9,334                9,678                  9,567
1/31/08              8,603                     8,655                9,241                  9,092
7/31/08              7,870                     7,948                8,661                  8,123
1/31/09              4,973                     5,045                5,446                  5,336
7/31/09              6,964                     7,099                6,931                  6,238
1/31/10              8,086                     8,275                7,629                  6,942
7/31/10              8,611                     8,845                7,953                  7,218
1/31/11             10,279                    10,602                9,414                  8,479
7/31/11             10,345                    10,707                9,571                  8,355
1/31/12             10,799                    11,224                9,811                  8,592
7/31/12             10,720                    11,185               10,362                  8,955
1/31/13             12,639                    13,242               11,467                 10,254
7/31/13             14,571                    15,324               13,054                 11,730
1/31/14             15,610                    16,484               13,966                 12,266
7/31/14             16,812                    17,824               15,195                 13,398
1/31/15             16,811                    17,890               15,875                 13,675
7/31/15             16,688                    17,822               16,905                 14,271
1/31/16             14,408                    15,444               15,674                 13,108
7/31/16             17,018                    18,351               17,851                 15,131
1/31/17             19,460                    20,859               18,996                 16,450


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         141              0              0              0
8/1/12 - 7/31/13         165              1              0              0
8/1/13 - 7/31/14         224              0              0              0
8/1/14 - 7/31/15         132              0              0              0
8/1/15 - 7/31/16         109              0              0              0
8/1/16 - 1/31/17          58              0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         111              1              0              0
8/1/12 - 7/31/13          84              0              0              0
8/1/13 - 7/31/14          28              0              0              0
8/1/14 - 7/31/15         120              0              0              0
8/1/15 - 7/31/16         142              0              0              0
8/1/16 - 1/31/17          69              0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index and Nasdaq US 700 Small Cap Index (together the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended      (5/8/07)      Ended      (5/8/07)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           1.90%      16.79%     12.40%       6.66%       79.43%       87.28%
Market Price                                  1.94%      16.94%     12.41%       6.66%       79.51%       87.31%

INDEX PERFORMANCE
Defined Multi Cap Growth Index(1)             2.96%      18.54%     13.43%       7.56%       87.80%      103.35%
Nasdaq AlphaDEX(R) Multi Cap Growth
   Index(2)                                   2.26%      18.17%       N/A         N/A          N/A         N/A
Nasdaq US Multi Cap Growth Index(2)           3.03%      17.27%       N/A         N/A          N/A         N/A
S&P Composite 1500(R) Index                   6.41%      21.19%     14.13%       6.81%       93.61%       89.96%
S&P Composite 1500(R) Growth Index            4.03%      16.96%     14.26%       8.30%       94.72%      117.23%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Multi Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Multi Cap Growth Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       21.25%
Consumer Discretionary                       16.04
Industrials                                  15.70
Health Care                                  12.61
Financials                                   11.15
Materials                                     5.95
Real Estate                                   4.87
Consumer Staples                              4.04
Energy                                        3.82
Utilities                                     3.41
Telecommunication Services                    1.16
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Freeport-McMoRan, Inc.                        0.56%
Netflix, Inc.                                 0.50
Comcast Corp., Class A                        0.48
Lam Research Corp.                            0.48
T-Mobile US, Inc.                             0.48
Ulta Beauty, Inc.                             0.47
Applied Materials, Inc.                       0.47
Sirius XM Holdings, Inc.                      0.47
Ingersoll-Rand PLC                            0.47
Huntington Ingalls Industries, Inc.           0.46
                                            -------
  Total                                       4.84%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    MAY 8, 2007 - JANUARY 31, 2017

             First Trust Multi Cap        Defined Multi        S&P Composite      S&P Composite 1500(R)
            Growth AlphaDEX(R) Fund      Cap Growth Index      1500(R) Index          Growth Index
5/8/07              $10,000                  $10,000              $10,000                $10,000
7/31/07               9,797                    9,818                9,678                  9,796
1/31/08               9,217                    9,265                9,241                  9,396
7/31/08               9,224                    9,309                8,661                  9,223
1/31/09               5,782                    5,854                5,689                  6,307
7/31/09               6,961                    7,078                6,931                  7,669
1/31/10               7,641                    7,801                7,629                  8,350
7/31/10               8,399                    8,608                7,953                  8,725
1/31/11              10,221                   10,518                9,414                 10,412
7/31/11              10,644                   10,997                9,571                 10,907
1/31/12              10,438                   10,827                9,811                 11,155
7/31/12              10,528                   10,963               10,362                 11,916
1/31/13              11,853                   12,387               11,467                 12,794
7/31/13              13,476                   14,136               13,054                 14,496
1/31/14              14,858                   15,648               13,966                 15,849
7/31/14              15,448                   16,332               15,195                 17,180
1/31/15              16,440                   17,449               15,875                 18,331
7/31/15              17,901                   19,072               16,905                 19,873
1/31/16              16,034                   17,153               15,674                 18,571
7/31/16              18,377                   19,750               17,851                 20,879
1/31/17              18,726                   20,335               18,996                 21,721


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         156              0               0             0
8/1/12 - 7/31/13         111              0               0             0
8/1/13 - 7/31/14         196              0               0             0
8/1/14 - 7/31/15         162              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 1/31/17          57              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          97              0               0             0
8/1/12 - 7/31/13         139              0               0             0
8/1/13 - 7/31/14          56              0               0             0
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 1/31/17          70              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           13.93%     35.23%     12.14%       10.38%      77.35%       77.05%
Market Price                                  14.00%     35.32%     12.18%       10.39%      77.63%       77.15%

INDEX PERFORMANCE
Defined Mid Cap Value Index(1)                15.38%     38.19%     13.27%       11.44%      86.47%       87.26%
Nasdaq AlphaDEX(R) Mid Cap Value
   Index(2)                                   14.40%     36.41%       N/A         N/A          N/A         N/A
Nasdaq US 600 Mid Cap Value Index(2)          12.37%     35.02%       N/A         N/A          N/A         N/A
S&P MidCap 400(R) Value Index                 11.77%     35.81%     14.97%       12.26%      100.87%      95.26%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Mid Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Mid Cap Value Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   21.82%
Industrials                                  18.73
Consumer Discretionary                       18.58
Real Estate                                   7.21
Information Technology                        7.09
Health Care                                   6.36
Materials                                     6.02
Utilities                                     5.31
Consumer Staples                              4.95
Energy                                        2.55
Telecommunication Services                    1.38
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
CoreCivic, Inc.                               0.87%
United Therapeutics Corp.                     0.83
White Mountains Insurance Group Ltd.          0.80
Owens Corning                                 0.78
TEGNA, Inc.                                   0.78
Telephone and Data Systems, Inc.              0.78
Air Lease Corp.                               0.77
USG Corp.                                     0.77
Chicago Bridge & Iron Co. N.V.                0.76
Assurant, Inc.                                0.76
                                            -------
  Total                                       7.90%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      APRIL 19, 2011 - JANUARY 31, 2017

             First Trust Mid Cap        Defined Mid Cap      S&P MidCap 400(R)
            Value AlphaDEX(R) Fund        Value Index           Value Index
4/19/11            $10,000                  $10,000               $10,000
7/31/11              9,625                    9,646                 9,581
1/31/12              9,982                   10,041                 9,720
7/31/12              9,935                   10,036                 9,869
1/31/13             11,765                   11,928                11,640
7/31/13             13,549                   13,787                13,358
1/31/14             14,657                   14,977                14,305
7/31/14             15,487                   15,880                15,311
1/31/15             15,205                   15,640                15,816
7/31/15             15,351                   15,837                16,204
1/31/16             13,091                   13,549                14,376
7/31/16             15,539                   16,226                17,468
1/31/17             17,704                   18,721                19,524


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         198              0               0             0
8/1/12 - 7/31/13         157              2               0             0
8/1/13 - 7/31/14         211              1               0             0
8/1/14 - 7/31/15         188              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 1/31/17         101              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          55              0               0             0
8/1/12 - 7/31/13          91              0               0             0
8/1/13 - 7/31/14          40              0               0             0
8/1/14 - 7/31/15          64              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 1/31/17          26              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           3.67%      18.83%     10.74%        8.84%      66.56%       63.29%
Market Price                                  3.80%      18.86%     10.74%        8.85%      66.53%       63.34%

INDEX PERFORMANCE
Defined Mid Cap Growth Index(1)               3.87%      21.22%     11.86%        9.91%      75.17%       72.82%
Nasdaq AlphaDEX(R) Mid Cap Growth
   Index(2)                                   4.08%      19.21%       N/A         N/A          N/A         N/A
Nasdaq US 600 Mid Cap Growth Index(2)         4.51%      24.07%       N/A         N/A          N/A         N/A
S&P MidCap 400(R) Growth Index                5.96%      24.25%     13.35%       11.00%      87.09%       82.96%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Mid Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Mid Cap Growth Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       20.74%
Consumer Discretionary                       14.25
Industrials                                  13.69
Financials                                   13.20
Health Care                                  10.19
Materials                                     8.06
Real Estate                                   7.72
Consumer Staples                              4.11
Utilities                                     3.81
Energy                                        3.66
Telecommunication Services                    0.57
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
TESARO, Inc.                                  0.88%
United Rentals, Inc.                          0.87
Coherent, Inc.                                0.83
MKS Instruments, Inc.                         0.81
Domino's Pizza, Inc.                          0.80
Trinseo S.A.                                  0.79
Masimo Corp.                                  0.79
Primerica, Inc.                               0.79
Ubiquiti Networks, Inc.                       0.78
Scripps Networks Interactive, Inc.,
   Class A                                    0.78
                                            -------
  Total                                       8.12%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2017

              First Trust Mid Cap        Defined Mid Cap      S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund       Growth Index          Growth Index
4/19/11             $10,000                  $10,000               $10,000
7/31/11               9,881                    9,903                 9,910
1/31/12               9,804                    9,866                 9,779
7/31/12               9,673                    9,765                 9,861
1/31/13              11,050                   11,201                11,485
7/31/13              12,290                   12,507                12,894
1/31/14              13,612                   13,902                13,883
7/31/14              13,824                   14,174                14,345
1/31/15              14,646                   15,076                15,414
7/31/15              15,748                   16,268                16,711
1/31/16              13,744                   14,256                14,724
7/31/16              15,753                   16,638                17,266
1/31/17              16,331                   17,282                18,295


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         201              1               0             0
8/1/12 - 7/31/13         169              0               0             0
8/1/13 - 7/31/14         200              0               0             0
8/1/14 - 7/31/15         192              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 1/31/17          86              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          51              0               0             0
8/1/12 - 7/31/13          81              0               0             0
8/1/13 - 7/31/14          52              0               0             0
8/1/14 - 7/31/15          60              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 1/31/17          41              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           14.64%     37.97%     11.05%       10.75%      68.91%       80.58%
Market Price                                  14.65%     38.00%     11.04%       10.74%      68.81%       80.48%

INDEX PERFORMANCE
Defined Small Cap Value Index(1)              15.84%     38.70%     11.96%       11.63%      75.92%       89.08%
Nasdaq AlphaDEX(R) Small Cap Value
   Index(2)                                   15.11%     42.61%       N/A         N/A          N/A         N/A
Nasdaq US 700 Small Cap Value Index(2)        15.84%     41.18%       N/A         N/A          N/A         N/A
S&P Small Cap 600(R) Value Index              13.56%     37.99%     14.87%       13.36%      99.99%      106.62%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Small Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Small Cap Value Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       24.73%
Industrials                                  21.78
Financials                                   16.00
Information Technology                       11.01
Real Estate                                   6.59
Materials                                     5.67
Health Care                                   5.52
Consumer Staples                              3.84
Energy                                        2.60
Telecommunication Services                    1.32
Utilities                                     0.94
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Overseas Shipholding Group, Inc., Class A     0.83%
Triton International Ltd.                     0.80
Wabash National Corp.                         0.72
NRG Yield, Inc., Class C                      0.70
Aircastle Ltd.                                0.69
Universal Corp.                               0.69
Sanmina Corp.                                 0.69
Meritage Homes Corp.                          0.69
Guess?, Inc.                                  0.69
KCG Holdings, Inc., Class A                   0.68
                                            -------
  Total                                       7.18%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 19, 2011 - JANUARY 31, 2017

            First Trust Small Cap       Defined Small Cap      S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund         Value Index             Value Index
4/19/11            $10,000                   $10,000                 $10,000
7/31/11              9,930                     9,950                   9,813
1/31/12             10,692                    10,748                  10,331
7/31/12             10,005                    10,103                  10,231
1/31/13             11,945                    12,115                  11,945
7/31/13             14,241                    14,499                  14,054
1/31/14             15,577                    15,946                  15,278
7/31/14             15,931                    16,372                  15,723
1/31/15             15,996                    16,517                  16,154
7/31/15             15,630                    16,203                  16,701
1/31/16             13,090                    13,632                  14,973
7/31/16             15,754                    16,322                  18,195
1/31/17             18,060                    18,907                  20,662


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         154              3               0             0
8/1/12 - 7/31/13         177              5               0             0
8/1/13 - 7/31/14         167              0               0             0
8/1/14 - 7/31/15         164              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 1/31/17          86              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          95              1               0             0
8/1/12 - 7/31/13          67              1               0             0
8/1/13 - 7/31/14          84              0               1             0
8/1/14 - 7/31/15          88              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 1/31/17          41              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                            6.74%     25.54%     12.63%       10.49%       81.27%      78.12%
Market Price                                   6.71%     25.59%     12.64%       10.49%       81.36%      78.12%

INDEX PERFORMANCE
Defined Small Cap Growth Index(1)              8.17%     25.65%     13.40%       11.23%       87.51%      85.24%
Nasdaq AlphaDEX(R) Small Cap Growth
   Index(2)                                    7.17%     28.84%       N/A         N/A          N/A         N/A
Nasdaq US 700 Small Cap Growth Index(2)        9.89%     34.02%       N/A         N/A          N/A         N/A
S&P Small Cap 600(R) Growth Index             12.18%     30.88%     15.19%       13.30%      102.82%     105.98%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Small Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Small Cap Growth Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  21.51%
Financials                                   20.77
Information Technology                       15.93
Health Care                                  14.02
Consumer Discretionary                       12.57
Materials                                     4.48
Real Estate                                   3.82
Consumer Staples                              2.51
Utilities                                     1.69
Telecommunication Services                    1.40
Energy                                        1.30
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
ARIAD Pharmaceuticals, Inc.                   0.97%
Exelixis, Inc.                                0.77
Scientific Games Corp., Class A               0.77
MaxLinear, Inc., Class A                      0.74
Pegasystems, Inc.                             0.68
Ollie's Bargain Outlet Holdings, Inc.         0.68
Square, Inc., Class A                         0.68
Patrick Industries, Inc.                      0.68
ServisFirst Bancshares, Inc.                  0.68
Essent Group Ltd.                             0.68
                                            -------
  Total                                       7.33%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 19, 2011 - JANUARY 31, 2017

             First Trust Small Cap       Defined Small Cap      S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund        Growth Index            Growth Index
4/19/11             $10,000                   $10,000                 $10,000
7/31/11               9,920                     9,942                   9,982
1/31/12               9,826                     9,878                  10,155
7/31/12              10,157                    10,253                  10,362
1/31/13              11,338                    11,488                  11,710
7/31/13              13,014                    13,244                  13,710
1/31/14              14,413                    14,723                  15,107
7/31/14              13,992                    14,362                  15,093
1/31/15              14,637                    15,088                  16,071
7/31/15              16,115                    16,676                  17,778
1/31/16              14,186                    14,743                  15,737
7/31/16              16,685                    17,126                  18,361
1/31/17              17,809                    18,525                  20,597


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         145              1               0             0
8/1/12 - 7/31/13         126              3               0             0
8/1/13 - 7/31/14         164              0               0             0
8/1/14 - 7/31/15         209              0               0             0
8/1/15 - 7/31/16         141              0               0             0
8/1/16 - 1/31/17         105              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         105              2               0             0
8/1/12 - 7/31/13         116              5               0             0
8/1/13 - 7/31/14          87              1               0             0
8/1/14 - 7/31/15          43              0               0             0
8/1/15 - 7/31/16         110              0               0             0
8/1/16 - 1/31/17          22              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mega Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FMK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL             CUMULATIVE
                                                                        TOTAL RETURNS            TOTAL RETURNS
                                             6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                              Ended       Ended      Ended     (5/11/11)      Ended     (5/11/11)
                                             1/31/17     1/31/17    1/31/17    to 1/31/17    1/31/17    to 1/31/17
FUND PERFORMANCE
NAV                                           6.69%      18.09%     10.42%        8.21%      64.15%       57.11%
Market Price                                  6.73%      18.11%     10.40%        8.20%      64.03%       57.00%

INDEX PERFORMANCE
Defined Mega Cap Index(1)                     7.32%      19.89%     11.46%        9.21%      72.02%       65.68%
Nasdaq AlphaDEX(R) Mega Cap
   Index(2)                                   7.12%      19.14%       N/A         N/A          N/A         N/A
Nasdaq US 500 Large Cap Index(2)              6.08%      20.23%       N/A         N/A          N/A         N/A
S&P 100(R) Index                              5.64%      18.42%     13.69%       12.09%      89.90%       92.19%
-------------------------------------------------------------------------------------------------------------------

(1) The Defined Mega Cap Index was replaced with the Nasdaq AlphaDEX(R) Mega Cap Index effective April 8, 2016. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   28.90%
Health Care                                  14.86
Information Technology                       14.26
Consumer Discretionary                       14.03
Industrials                                  10.69
Telecommunication Services                    6.15
Utilities                                     5.99
Consumer Staples                              4.50
Energy                                        0.62
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
T-Mobile US, Inc.                             3.55%
General Motors Co.                            3.45
Allergan PLC                                  3.42
NVIDIA Corp.                                  3.35
Ford Motor Co.                                3.34
FedEx Corp.                                   3.33
Intel Corp.                                   3.33
UnitedHealth Group, Inc.                      3.32
Gilead Sciences, Inc.                         3.32
Goldman Sachs Group (The), Inc.               3.14
                                            -------
  Total                                      33.55%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  MAY 11, 2011 - JANUARY 31, 2017

            First Trust Mega Cap      Defined Mega      S&P 100(R)
              AlphaDEX(R) Fund         Cap Index          Index
5/11/11           $10,000               $10,000          $10,000
7/31/11             9,612                 9,632            9,761
1/31/12             9,571                 9,631           10,120
7/31/12             9,248                 9,349           10,960
1/31/13            10,467                10,619           11,784
7/31/13            11,969                12,192           13,341
1/31/14            12,545                12,827           14,108
7/31/14            13,829                14,201           15,520
1/31/15            13,679                14,095           15,998
7/31/15            14,699                15,217           17,202
1/31/16            13,304                13,818           16,228
7/31/16            14,726                15,436           18,190
1/31/17            15,712                16,566           19,216


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         183              0               0             0
8/1/12 - 7/31/13         128              0               0             0
8/1/13 - 7/31/14         158              0               0             0
8/1/14 - 7/31/15         166              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 1/31/17          36              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          70              0               0             0
8/1/12 - 7/31/13         122              0               0             0
8/1/13 - 7/31/14          94              0               0             0
8/1/14 - 7/31/15          86              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 1/31/17          91              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2017 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2016     JANUARY 31, 2017      PERIOD (a)        PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,071.10             0.62%             $3.24
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,093.80             0.63%             $3.32
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,109.20             0.63%             $3.35
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,144.80             0.62%             $3.35
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $  988.70             0.62%             $3.11
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2016     JANUARY 31, 2017      PERIOD (a)        PERIOD (b)
--------------------------------------------------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,143.50             0.65%             $3.51
Hypothetical (5% return before expenses)            $1,000.00           $1,021.93             0.65%             $3.31

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,019.00             0.67%             $3.41
Hypothetical (5% return before expenses)            $1,000.00           $1,021.83             0.67%             $3.41

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,139.30             0.70%             $3.77
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,036.70             0.70%             $3.59
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND ( FYT)
Actual                                              $1,000.00           $1,146.40             0.70%             $3.79
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $1,067.40             0.70%             $3.65
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00           $1,066.90             0.70%             $3.65
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2016 through January 31, 2017), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.4%
       15,003  General Dynamics Corp.         $     2,716,743
       35,166  Huntington Ingalls Industries,
                  Inc.                              6,820,797
       20,735  Lockheed Martin Corp.                5,211,328
       22,275  Northrop Grumman Corp.               5,102,757
       27,369  Raytheon Co.                         3,945,515
       41,893  Rockwell Collins, Inc.               3,802,209
      133,388  Textron, Inc.                        6,318,590
        5,206  TransDigm Group, Inc.                1,126,578
                                              ---------------
                                                   35,044,517
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.9%
       35,362  C.H. Robinson Worldwide, Inc.        2,689,634
       48,920  Expeditors International of
                  Washington, Inc.                  2,547,753
       20,872  FedEx Corp.                          3,947,104
       45,202  United Parcel Service, Inc.,
                  Class B                           4,932,894
                                              ---------------
                                                   14,117,385
                                              ---------------
               AIRLINES -- 2.2%
       72,994  Alaska Air Group, Inc.               6,848,297
      138,729  American Airlines Group, Inc.        6,138,758
      131,678  Delta Air Lines, Inc.                6,220,469
      129,958  Southwest Airlines Co.               6,798,103
       88,873  United Continental Holdings,
                  Inc. (a)                          6,262,880
                                              ---------------
                                                   32,268,507
                                              ---------------
               AUTO COMPONENTS -- 0.8%
      167,860  Goodyear Tire & Rubber (The)
                  Co.                               5,436,985
       48,931  Lear Corp.                           6,952,606
                                              ---------------
                                                   12,389,591
                                              ---------------
               AUTOMOBILES -- 1.4%
      536,093  Ford Motor Co.                       6,626,109
      185,912  General Motors Co.                   6,806,238
       66,617  Harley-Davidson, Inc.                3,799,834
       12,120  Tesla, Inc. (a) (b)                  3,053,392
                                              ---------------
                                                   20,285,573
                                              ---------------
               BANKS -- 4.6%
      175,851  Bank of America Corp.                3,981,267
       82,655  BB&T Corp.                           3,817,835
       87,188  Citigroup, Inc.                      4,867,706
      145,432  Citizens Financial Group, Inc.       5,260,276
       19,021  Comerica, Inc.                       1,284,488
      192,126  Fifth Third Bancorp                  5,014,489
       70,298  First Republic Bank                  6,631,210
      293,970  Huntington Bancshares, Inc.          3,977,414
       60,053  JPMorgan Chase & Co.                 5,082,285
      141,811  KeyCorp                              2,548,344
       16,565  M&T Bank Corp.                       2,692,972
       44,300  PNC Financial Services Group
                  (The), Inc.                       5,336,378
      360,840  Regions Financial Corp.              5,199,704
       94,476  SunTrust Banks, Inc.                 5,368,126
       50,439  U.S. Bancorp                         2,655,613


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       94,027  Wells Fargo & Co.              $     5,296,541
                                              ---------------
                                                   69,014,648
                                              ---------------
               BEVERAGES -- 0.2%
       14,288  Dr Pepper Snapple Group, Inc.        1,303,066
       12,384  PepsiCo, Inc.                        1,285,211
                                              ---------------
                                                    2,588,277
                                              ---------------
               BIOTECHNOLOGY -- 1.0%
       41,370  AbbVie, Inc.                         2,528,121
       46,613  Alkermes PLC (a)                     2,522,229
        4,573  Biogen, Inc. (a)                     1,267,818
       33,571  Celgene Corp. (a)                    3,899,272
       38,758  Incyte Corp. (a)                     4,697,857
                                              ---------------
                                                   14,915,297
                                              ---------------
               BUILDING PRODUCTS -- 0.2%
       24,235  Fortune Brands Home &
                  Security, Inc.                    1,336,076
       40,972  Masco Corp.                          1,350,027
                                              ---------------
                                                    2,686,103
                                              ---------------
               CAPITAL MARKETS -- 4.6%
       35,664  Affiliated Managers Group,
                  Inc. (a)                          5,433,767
       35,033  Ameriprise Financial, Inc.           3,933,155
      109,360  Bank of New York Mellon
                  (The) Corp.                       4,891,673
        3,408  BlackRock, Inc.                      1,274,524
       33,697  CME Group, Inc.                      4,080,033
      163,652  Franklin Resources, Inc.             6,503,530
       16,228  Goldman Sachs Group (The),
                  Inc.                              3,721,405
       68,887  Intercontinental Exchange, Inc.      4,020,245
      170,793  Invesco Ltd.                         4,939,334
      122,647  Morgan Stanley                       5,211,271
       16,448  MSCI, Inc.                           1,361,072
       38,604  Nasdaq, Inc.                         2,723,126
       72,737  Northern Trust Corp.                 6,034,261
       37,405  Raymond James Financial, Inc.        2,802,757
       12,044  S&P Global, Inc.                     1,447,448
       66,673  State Street Corp.                   5,080,483
       68,857  T. Rowe Price Group, Inc.            4,643,716
                                              ---------------
                                                   68,101,800
                                              ---------------
               CHEMICALS -- 2.1%
       18,012  Air Products and Chemicals,
                  Inc.                              2,517,357
       45,150  Albemarle Corp.                      4,182,696
       32,902  Celanese Corp., Series A             2,776,929
       86,116  Eastman Chemical Co.                 6,673,990
       75,512  LyondellBasell Industries
                  N.V., Class A                     7,043,004
      220,843  Mosaic (The) Co.                     6,927,845
        4,820  Sherwin-Williams (The) Co.           1,464,364
                                              ---------------
                                                   31,586,185
                                              ---------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 1.3%
       44,838  Cintas Corp.                         5,206,140
       90,823  Republic Services, Inc.              5,211,424


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES &
                  SUPPLIES (CONTINUED)
       50,449  Stericycle, Inc. (a)           $     3,891,636
       73,079  Waste Management, Inc.               5,078,990
                                              ---------------
                                                   19,388,190
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
      214,339  Cisco Systems, Inc.                  6,584,494
       44,756  F5 Networks, Inc. (a)                5,998,647
      183,364  Juniper Networks, Inc.               4,910,488
                                              ---------------
                                                   17,493,629
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.1%
       24,662  Fluor Corp.                          1,368,741
                                              ---------------
               CONSTRUCTION MATERIALS
                  -- 0.8%
       29,237  Martin Marietta Materials,
                  Inc.                              6,712,815
       41,399  Vulcan Materials Co.                 5,312,734
                                              ---------------
                                                   12,025,549
                                              ---------------
               CONSUMER FINANCE -- 1.7%
      340,541  Ally Financial, Inc.                 7,192,226
       52,461  American Express Co.                 4,006,971
       74,250  Capital One Financial Corp.          6,488,707
       53,904  Discover Financial Services          3,734,469
      107,152  Synchrony Financial                  3,838,185
                                              ---------------
                                                   25,260,558
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 0.4%
       24,639  Crown Holdings, Inc. (a)             1,334,695
       24,416  International Paper Co.              1,381,946
       28,572  Sealed Air Corp.                     1,385,742
       25,518  WestRock Co.                         1,361,640
                                              ---------------
                                                    5,464,023
                                              ---------------
               DISTRIBUTORS -- 0.4%
       27,124  Genuine Parts Co.                    2,625,874
       84,533  LKQ Corp. (a)                        2,697,448
                                              ---------------
                                                    5,323,322
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
       31,790  Berkshire Hathaway, Inc.,
                  Class B (a)                       5,218,011
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.1%
      152,301  AT&T, Inc.                           6,421,010
      272,378  CenturyLink, Inc.                    7,043,695
       48,531  Verizon Communications, Inc.         2,378,505
                                              ---------------
                                                   15,843,210
                                              ---------------
               ELECTRIC UTILITIES -- 4.0%
       34,186  Alliant Energy Corp.                 1,287,103
       61,731  American Electric Power Co.,
                  Inc.                              3,954,488
       83,447  Duke Energy Corp.                    6,553,927
       71,982  Edison International                 5,246,048
       88,161  Entergy Corp.                        6,315,854
       93,816  Eversource Energy                    5,189,901


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
      182,505  Exelon Corp.                   $     6,548,279
      167,317  FirstEnergy Corp.                    5,073,052
       85,267  PG&E Corp.                           5,277,175
       33,206  Pinnacle West Capital Corp.          2,577,782
      190,224  PPL Corp.                            6,627,404
      127,320  Xcel Energy, Inc.                    5,260,862
                                              ---------------
                                                   59,911,875
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
        5,606  Acuity Brands, Inc.                  1,161,731
       79,964  AMETEK, Inc.                         4,086,161
       96,545  Eaton Corp. PLC                      6,833,455
       46,473  Emerson Electric Co.                 2,726,106
        9,637  Rockwell Automation, Inc.            1,426,180
                                              ---------------
                                                   16,233,633
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.3%
       77,105  Amphenol Corp., Class A              5,203,816
      266,882  Corning, Inc.                        7,069,704
       93,494  TE Connectivity Ltd.                 6,951,279
                                              ---------------
                                                   19,224,799
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.4%
       95,801  Halliburton Co.                      5,419,463
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 1.4%
       23,312  Alexandria Real Estate
                  Equities, Inc.                    2,583,436
       12,263  American Tower Corp.                 1,269,221
       13,182  Digital Realty Trust, Inc.           1,418,779
        5,568  Essex Property Trust, Inc.           1,248,902
      343,801  Host Hotels & Resorts, Inc.          6,212,484
       73,624  Prologis, Inc.                       3,596,532
       12,043  SL Green Realty Corp.                1,312,326
       12,414  Vornado Realty Trust                 1,319,732
       43,049  Weyerhaeuser Co.                     1,348,725
                                              ---------------
                                                   20,310,137
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.8%
       65,664  CVS Health Corp.                     5,174,980
      150,153  Kroger (The) Co.                     5,099,196
       46,962  Walgreens Boots Alliance, Inc.       3,848,066
       93,706  Wal-Mart Stores, Inc.                6,253,938
      210,568  Whole Foods Market, Inc.             6,363,365
                                              ---------------
                                                   26,739,545
                                              ---------------
               FOOD PRODUCTS -- 1.7%
      141,887  Archer-Daniels-Midland Co.           6,279,918
       89,657  Bunge Ltd.                           6,205,161
       42,846  Campbell Soup Co.                    2,666,306
       32,755  Conagra Brands, Inc.                 1,280,393
       25,049  Hershey (The) Co.                    2,641,918
       20,736  Ingredion, Inc.                      2,658,148
       10,116  J.M. Smucker (The) Co.               1,374,259
       14,837  Kraft Heinz (The) Co.                1,324,796


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
       20,999  Tyson Foods, Inc., Class A     $     1,318,527
                                              ---------------
                                                   25,749,426
                                              ---------------
               GAS UTILITIES -- 0.6%
       69,879  Atmos Energy Corp.                   5,323,382
       84,343  UGI Corp.                            3,910,985
                                              ---------------
                                                    9,234,367
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.4%
       33,731  Abbott Laboratories                  1,408,944
      146,079  Baxter International, Inc.           6,998,645
       15,648  Becton, Dickinson and Co.            2,774,234
        5,770  C. R. Bard, Inc.                     1,369,394
       14,813  Cooper (The) Cos., Inc.              2,734,628
       16,643  Danaher Corp.                        1,396,680
       13,824  Edwards Lifesciences Corp. (a)       1,330,422
       64,575  Hologic, Inc. (a)                    2,617,225
       44,184  IDEXX Laboratories, Inc. (a)         5,405,029
       20,876  ResMed, Inc.                         1,409,965
       32,432  Stryker Corp.                        4,006,325
       32,586  Varian Medical Systems,
                  Inc. (a)                          2,530,303
       12,552  Zimmer Biomet Holdings, Inc.         1,485,278
                                              ---------------
                                                   35,467,072
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.9%
       31,344  Aetna, Inc.                          3,717,712
       33,141  AmerisourceBergen Corp.              2,892,547
       36,037  Anthem, Inc.                         5,554,743
       54,003  Cardinal Health, Inc.                4,048,065
       22,919  Centene Corp. (a)                    1,450,085
       80,707  DaVita, Inc. (a)                     5,145,071
       75,323  Express Scripts Holding Co.
                  (a)                               5,188,248
       52,502  HCA Holdings, Inc. (a)               4,214,861
        8,535  Henry Schein, Inc. (a)               1,364,405
       20,183  Laboratory Corp. of America
                  Holdings (a)                      2,708,760
       27,666  McKesson Corp.                       3,849,724
       56,388  Quest Diagnostics, Inc.              5,183,185
       40,474  UnitedHealth Group, Inc.             6,560,835
       60,885  Universal Health Services,
                  Inc., Class B                     6,857,478
                                              ---------------
                                                   58,735,719
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.4%
       72,536  Aramark                              2,454,618
      124,421  Carnival Corp.                       6,890,435
       53,445  Darden Restaurants, Inc.             3,916,450
       47,628  Hilton Worldwide Holdings,
                  Inc.     2,742,420
       24,258  Las Vegas Sands Corp.                1,275,486
       62,671  Marriott International, Inc.,
                  Class A                           5,301,967
       21,288  McDonald's Corp.                     2,609,270
       44,929  MGM Resorts International (a)        1,293,955
      152,301  Norwegian Cruise Line
                  Holdings Ltd. (a)                 7,158,147


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       78,946  Royal Caribbean Cruises Ltd.   $     7,391,714
       23,331  Starbucks Corp.                      1,288,338
       33,925  Wyndham Worldwide Corp.              2,682,110
       81,818  Yum! Brands, Inc.                    5,361,533
                                              ---------------
                                                   50,366,443
                                              ---------------
               HOUSEHOLD DURABLES -- 2.6%
      237,002  D.R. Horton, Inc.                    7,088,730
      106,859  Garmin Ltd.                          5,160,221
      150,876  Lennar Corp., Class A                6,736,613
       32,433  Mohawk Industries, Inc. (a)          7,000,339
      352,401  PulteGroup, Inc.                     7,580,146
       28,509  Whirlpool Corp.                      4,985,939
                                              ---------------
                                                   38,551,988
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
       30,818  Procter & Gamble (The) Co.           2,699,657
       31,766  Spectrum Brands Holdings, Inc.       4,237,267
                                              ---------------
                                                    6,936,924
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.2%
      222,965  AES (The) Corp.                      2,550,720
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.5%
       14,506  3M Co.                               2,535,939
       40,997  General Electric Co.                 1,217,611
       22,370  Honeywell International, Inc.        2,646,818
        7,077  Roper Technologies, Inc.             1,357,723
                                              ---------------
                                                    7,758,091
                                              ---------------
               INSURANCE -- 6.1%
       74,452  Aflac, Inc.                          5,210,896
        8,518  Alleghany Corp. (a)                  5,209,353
       52,433  Allstate (The) Corp.                 3,943,486
       39,676  American International Group,
                  Inc.                              2,549,580
       45,043  Arch Capital Group Ltd. (a)          3,979,549
       74,789  Arthur J. Gallagher & Co.            4,025,892
       19,611  Chubb Ltd.                           2,578,650
       51,304  Cincinnati Financial Corp.           3,621,036
       29,929  Everest Re Group, Ltd.               6,582,285
      190,730  FNF Group                            6,744,213
      108,741  Hartford Financial Services
                  Group (The), Inc.                 5,296,774
       58,639  Lincoln National Corp.               3,958,719
        1,428  Markel Corp. (a)                     1,320,900
       38,328  Marsh & McLennan Cos., Inc.          2,607,071
       48,081  MetLife, Inc.                        2,616,087
       67,170  Principal Financial Group,
                  Inc.                              3,834,735
       36,488  Progressive (The) Corp.              1,366,111
       49,800  Prudential Financial, Inc.           5,234,478
       35,126  Torchmark Corp.                      2,583,166
       52,912  Travelers (The) Cos., Inc.           6,231,975
      117,956  Unum Group                           5,358,741
      173,841  XL Group Ltd.                        6,531,206
                                              ---------------
                                                   91,384,903
                                              ---------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.3%
        3,458  Amazon.com, Inc. (a)           $     2,847,594
      324,184  Liberty Interactive Corp. QVC
                  Group, Class A (a)                6,217,849
       41,853  Netflix, Inc. (a)                    5,889,136
        2,646  Priceline Group (The), Inc.
                  (a)                               4,167,794
                                              ---------------
                                                   19,122,373
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.7%
       38,853  Akamai Technologies, Inc. (a)        2,664,927
        3,264  Alphabet, Inc., Class A (a)          2,677,100
      130,900  eBay, Inc. (a)                       4,166,547
       11,261  Facebook, Inc., Class A (a)          1,467,534
                                              ---------------
                                                   10,976,108
                                              ---------------
               IT SERVICES -- 3.9%
       22,119  Accenture PLC, Class A               2,518,691
       22,676  Alliance Data Systems Corp.          5,178,745
       50,421  Automatic Data Processing,
                  Inc.                              5,092,017
       58,613  Broadridge Financial
                  Solutions, Inc.                   3,899,523
       69,358  Cognizant Technology Solutions
                  Corp., Class A (a)                3,647,537
       51,377  Fidelity National Information
                  Services, Inc.                    4,080,361
       36,563  Fiserv, Inc. (a)                     3,927,963
       51,268  Gartner, Inc. (a)                    5,093,989
       23,409  International Business
                  Machines Corp.                    4,085,339
       25,092  Mastercard, Inc., Class A            2,668,032
       42,552  Paychex, Inc.                        2,565,460
       65,640  PayPal Holdings, Inc. (a)            2,611,159
       51,920  Sabre Corp.                          1,272,040
       52,846  Total System Services, Inc.          2,678,235
       65,181  Vantiv, Inc., Class A (a)            4,056,865
       16,605  Visa, Inc., Class A                  1,373,400
      178,926  Western Union (The) Co.              3,503,371
                                              ---------------
                                                   58,252,727
                                              ---------------
               LEISURE PRODUCTS -- 0.4%
       49,960  Hasbro, Inc.                         4,122,200
       94,045  Mattel, Inc.                         2,464,919
                                              ---------------
                                                    6,587,119
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.5%
       28,436  Agilent Technologies, Inc.           1,392,511
        9,290  Mettler-Toledo International,
                  Inc. (a)                          3,963,393
       34,066  Quintiles IMS Holdings, Inc.
                  (a)                               2,673,840
                                              ---------------
                                                    8,029,744
                                              ---------------
               MACHINERY -- 2.5%
       13,964  Caterpillar, Inc.                    1,335,796
       37,919  Cummins, Inc.                        5,574,472
       12,572  Deere & Co.                          1,345,832
       51,866  Dover Corp.                          4,032,581
       31,733  Illinois Tool Works, Inc.            4,036,437


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
       86,319  Ingersoll-Rand PLC             $     6,849,413
       20,273  PACCAR, Inc.                         1,364,576
       18,505  Parker-Hannifin Corp.                2,722,641
       22,690  Snap-on, Inc.                        4,118,916
       11,295  Stanley Black & Decker, Inc.         1,400,580
       78,483  Xylem, Inc.                          3,869,997
                                              ---------------
                                                   36,651,241
                                              ---------------
               MEDIA -- 3.3%
       40,721  CBS Corp., Class B                   2,626,097
       13,502  Charter Communications, Inc.,
                  Class A (a)                       4,373,973
       75,044  Comcast Corp., Class A               5,659,819
      236,302  Discovery Communications,
                  Inc., Class A (a)                 6,699,162
       22,367  DISH Network Corp.,
                  Class A (a)                       1,323,455
      166,015  Interpublic Group of Cos.
                  (The), Inc.                       3,906,333
      339,119  News Corp., Class A                  4,167,773
       45,666  Omnicom Group, Inc.                  3,911,293
      873,324  Sirius XM Holdings, Inc. (b)         4,122,089
       92,398  Twenty-First Century Fox,
                  Inc., Class A                     2,899,449
      147,631  Viacom, Inc., Class B                6,221,170
       24,863  Walt Disney (The) Co.                2,751,091
                                              ---------------
                                                   48,661,704
                                              ---------------
               METALS & MINING -- 1.4%
      230,668  Alcoa Corp.                          8,407,848
      491,069  Freeport-McMoRan, Inc. (a)           8,176,299
       38,025  Newmont Mining Corp.                 1,379,547
       43,530  Nucor Corp.                          2,528,658
                                              ---------------
                                                   20,492,352
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 0.1%
      129,933  Annaly Capital Management,
                  Inc.                              1,327,915
                                              ---------------
               MULTILINE RETAIL -- 1.5%
       34,982  Dollar General Corp.                 2,582,371
       33,565  Dollar Tree, Inc. (a)                2,590,882
      131,169  Kohl's Corp.                         5,224,461
      144,703  Macy's, Inc.                         4,274,527
       54,058  Nordstrom, Inc.                      2,390,445
       89,670  Target Corp.                         5,781,922
                                              ---------------
                                                   22,844,608
                                              ---------------
               MULTI-UTILITIES -- 2.9%
      123,468  Ameren Corp.                         6,500,590
      157,727  CenterPoint Energy, Inc.             4,134,025
       31,122  CMS Energy Corp.                     1,325,797
       70,328  Consolidated Edison, Inc.            5,228,887
       52,598  DTE Energy Co.                       5,188,267
      234,047  NiSource, Inc.                       5,235,631
      147,614  Public Service Enterprise
                  Group, Inc.                       6,531,920
       17,682  SCANA Corp.                          1,214,753
       51,483  Sempra Energy                        5,271,344


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES (CONTINUED)
       44,174  WEC Energy Group, Inc.         $     2,608,475
                                              ---------------
                                                   43,239,689
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.1%
       40,815  Apache Corp.                         2,441,553
       62,536  Cheniere Energy, Inc. (a)            2,979,840
       33,014  Chevron Corp.                        3,676,109
        9,533  Cimarex Energy Co.                   1,288,957
        9,766  Concho Resources, Inc. (a)           1,361,771
       51,676  ConocoPhillips                       2,519,722
       25,133  Continental Resources, Inc.
                  (a)                               1,220,459
      113,456  Devon Energy Corp.                   5,166,786
       43,054  Exxon Mobil Corp.                    3,611,800
       62,552  Kinder Morgan, Inc.                  1,397,412
      299,347  Marathon Oil Corp.                   5,014,062
      102,918  Marathon Petroleum Corp.             4,945,210
      112,820  ONEOK, Inc.                          6,217,510
       44,971  Phillips 66                          3,670,533
       14,387  Pioneer Natural Resources Co.        2,592,969
       74,065  Tesoro Corp.                         5,988,155
       94,805  Valero Energy Corp.                  6,234,377
                                              ---------------
                                                   60,327,225
                                              ---------------
               PHARMACEUTICALS -- 0.7%
       11,245  Johnson & Johnson                    1,273,496
       22,006  Merck & Co., Inc.                    1,364,152
      101,871  Mylan N.V. (a)                       3,876,192
       39,885  Pfizer, Inc.                         1,265,551
       48,398  Zoetis, Inc.                         2,658,986
                                              ---------------
                                                   10,438,377
                                              ---------------
               PROFESSIONAL SERVICES -- 0.1%
       15,962  Verisk Analytics, Inc. (a)           1,319,100
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.2%
      123,413  CBRE Group, Inc., Class A (a)        3,746,819
                                              ---------------
               ROAD & RAIL -- 2.3%
       17,520  AMERCO                               6,599,259
      144,218  CSX Corp.                            6,690,273
       66,727  J.B. Hunt Transport Services,
                  Inc.                              6,611,311
       61,064  Kansas City Southern                 5,246,008
       47,942  Norfolk Southern Corp.               5,631,267
       37,485  Union Pacific Corp.                  3,995,151
                                              ---------------
                                                   34,773,269
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 3.8%
       71,357  Analog Devices, Inc.                 5,347,494
      200,721  Applied Materials, Inc.              6,874,694
      178,587  Intel Corp.                          6,575,573
       49,007  Lam Research Corp.                   5,628,944
       67,176  Maxim Integrated Products,
                  Inc.                              2,987,988
      177,290  Micron Technology, Inc. (a)          4,274,462
       60,684  NVIDIA Corp.                         6,625,479
       49,130  Qorvo, Inc. (a)                      3,154,637


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  (CONTINUED)
       79,471  QUALCOMM, Inc.                 $     4,246,136
       17,350  Skyworks Solutions, Inc.             1,591,689
       53,255  Texas Instruments, Inc.              4,022,883
       85,833  Xilinx, Inc.                         4,995,481
                                              ---------------
                                                   56,325,460
                                              ---------------
               SOFTWARE -- 3.1%
       25,163  Adobe Systems, Inc. (a)              2,852,981
       35,010  Autodesk, Inc. (a)                   2,847,713
      203,876  CA, Inc.                             6,375,203
       65,105  CDK Global, Inc.                     4,072,318
       43,515  Citrix Systems, Inc. (a)             3,968,133
       16,452  Electronic Arts, Inc. (a)            1,372,590
       22,607  Intuit, Inc.                         2,680,738
       41,694  Microsoft Corp.                      2,695,517
      101,079  Oracle Corp.                         4,054,279
       17,423  ServiceNow, Inc. (a)                 1,578,872
      271,126  Symantec Corp.                       7,469,521
       66,028  Synopsys, Inc. (a)                   4,152,501
       16,458  VMware, Inc., Class A (a) (b)        1,440,733
                                              ---------------
                                                   45,561,099
                                              ---------------
               SPECIALTY RETAIL -- 3.9%
        7,662  Advance Auto Parts, Inc.             1,258,407
        4,917  AutoZone, Inc. (a)                   3,564,727
      151,801  Best Buy Co., Inc.                   6,758,180
       20,122  CarMax, Inc. (a)                     1,342,339
       91,366  Foot Locker, Inc.                    6,262,226
      288,641  Gap (The), Inc.                      6,647,402
       28,990  Home Depot (The), Inc.               3,988,444
       19,676  L Brands, Inc.                       1,184,692
       36,428  Lowe's Cos., Inc.                    2,662,158
        9,310  O'Reilly Automotive, Inc. (a)        2,441,734
       78,996  Ross Stores, Inc.                    5,222,425
       66,919  Tiffany & Co.                        5,267,864
       51,730  TJX (The) Cos., Inc.                 3,875,612
       34,171  Tractor Supply Co.                   2,517,377
       20,325  Ulta Beauty, Inc. (a)                5,534,091
                                              ---------------
                                                   58,527,678
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.6%
       44,739  Apple, Inc.                          5,429,078
      279,917  Hewlett Packard Enterprise Co.       6,348,517
      174,587  HP, Inc.                             2,627,534
       36,733  NetApp, Inc.                         1,407,609
       67,878  Seagate Technology PLC               3,064,692
      741,946  Xerox Corp.                          5,141,686
                                              ---------------
                                                   24,019,116
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.8%
      147,962  Coach, Inc.                          5,526,381
       71,772  PVH Corp.                            6,732,931
                                              ---------------
                                                   12,259,312
                                              ---------------
               TOBACCO -- 0.1%
       19,155  Altria Group, Inc.                   1,363,453
                                              ---------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                          VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.6%
       82,725  Fastenal Co.                   $     4,109,778
       16,733  W.W. Grainger, Inc.                  4,226,254
                                              ---------------
                                                    8,336,032
                                              ---------------
               WATER UTILITIES -- 0.1%
       17,902  American Water Works Co., Inc.       1,314,723
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
      112,627  T-Mobile US, Inc. (a)                7,013,283
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,486,468,747
               (Cost $1,341,359,396)          ---------------

               MONEY MARKET FUNDS -- 0.1%
    1,839,076  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                     1,839,076
               (Cost $1,839,076)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.3%
$     987,006  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $987,018.
                  Collateralized by U.S.
                  Treasury Note, interest
                  rate of 2.000%, due
                  08/31/21. The value of the
                  collateral including
                  accrued interest is
                  $1,015,226. (d)                     987,006
    3,399,560  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $3,399,608. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%,
                  due 05/31/20. The value of
                  the collateral including
                  accrued interest is
                  $3,475,803. (d)                   3,399,560
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.3%                4,386,566
               (Cost $4,386,566)              ---------------

               TOTAL INVESTMENTS -- 100.4%      1,492,694,389
               (Cost $1,347,585,038) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%            (5,599,153)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,487,095,236
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,041,371 and the total value of the collateral held by the Fund is $6,225,642.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $162,693,402 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,584,051.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $1,486,468,747   $        --   $       --
Money Market Funds         1,839,076            --           --
Repurchase Agreements             --     4,386,566           --
                      -----------------------------------------
Total Investments     $1,488,307,823   $ 4,386,566   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


Page 36                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     6,041,371
Non-cash Collateral(2)                             (6,041,371)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     4,386,566
Non-cash Collateral(4)                             (4,386,566)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.4%
       13,363  BWX Technologies, Inc.         $       554,431
       16,180  Curtiss-Wright Corp.                 1,586,611
       27,503  HEICO Corp.                          2,116,356
       41,249  Hexcel Corp.                         2,118,136
       36,365  Spirit AeroSystems Holdings,
                  Inc., Class A                     2,183,718
       12,939  Teledyne Technologies, Inc. (a)      1,589,815
                                              ---------------
                                                   10,149,067
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.4%
       61,455  XPO Logistics, Inc. (a)              2,749,497
                                              ---------------
               AIRLINES -- 1.0%
       46,533  Hawaiian Holdings, Inc. (a)          2,370,856
      118,305  JetBlue Airways Corp. (a)            2,319,961
       45,840  Spirit Airlines, Inc. (a)            2,477,194
                                              ---------------
                                                    7,168,011
                                              ---------------
               AUTO COMPONENTS -- 1.5%
       67,252  BorgWarner, Inc.                     2,745,899
      107,766  Gentex Corp.                         2,251,232
       24,616  LCI Industries                       2,701,606
       33,967  Tenneco, Inc. (a)                    2,291,074
        6,603  Visteon Corp.                          591,431
                                              ---------------
                                                   10,581,242
                                              ---------------
               AUTOMOBILES -- 0.4%
       26,510  Thor Industries, Inc.                2,743,785
                                              ---------------
               BANKS -- 7.3%
       64,432  Associated Banc-Corp.                1,630,130
       17,084  BancorpSouth, Inc.                     507,395
       23,925  Bank of Hawaii Corp.                 2,055,397
       30,261  Bank of the Ozarks, Inc.             1,660,421
       28,150  BankUnited, Inc.                     1,075,330
       12,776  BOK Financial Corp.                  1,050,698
       27,898  Cathay General Bancorp               1,016,603
       62,146  CIT Group, Inc.                      2,559,794
       36,706  Commerce Bancshares, Inc.            2,074,990
        6,013  Cullen/Frost Bankers, Inc.             537,562
       20,872  East West Bancorp, Inc.              1,073,656
       66,186  F.N.B. Corp.                           988,819
        4,484  First Citizens BancShares,
                  Inc., Class A                     1,644,462
       46,945  First Financial Bankshares,
                  Inc. (b)                          2,002,204
      132,554  First Horizon National Corp.         2,651,080
       56,433  Fulton Financial Corp.               1,027,081
       12,307  Hancock Holding Co.                    564,276
       95,513  Home BancShares, Inc.                2,573,120
       12,668  IBERIABANK Corp.                     1,040,676
      114,081  Investors Bancorp, Inc.              1,637,062
       33,696  MB Financial, Inc.                   1,500,483
       29,233  PacWest Bancorp                      1,619,508
       54,802 People's United Financial, Inc. 1,027,537 38,274 Pinnacle Financial Partners,
                  Inc.                              2,558,617
       48,424  Popular, Inc.                        2,151,478
       22,171  Prosperity Bancshares, Inc.          1,610,280
       10,596  Signature Bank (a)                   1,669,082


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       12,914  Synovus Financial Corp.        $       538,255
      108,315  TCF Financial Corp.                  1,879,265
        6,878  UMB Financial Corp.                    530,569
       84,741  Umpqua Holdings Corp.                1,551,608
       22,939  United Bankshares, Inc.              1,027,667
        9,772  Webster Financial Corp.                513,225
       54,452  Western Alliance Bancorp (a)         2,688,840
       14,621  Wintrust Financial Corp.             1,046,864
       36,977  Zions Bancorporation                 1,560,060
                                              ---------------
                                                   52,844,094
                                              ---------------
               BEVERAGES -- 0.1%
       20,771  National Beverage Corp.              1,042,496
                                              ---------------
               BIOTECHNOLOGY -- 1.2%
       11,092  Ionis Pharmaceuticals, Inc. (a)        493,594
       57,042  OPKO Health, Inc. (a) (b)              495,695
       20,105  Seattle Genetics, Inc. (a)           1,211,125
       19,724  TESARO, Inc. (a)                     3,211,856
       18,493  United Therapeutics Corp. (a)        3,026,010
                                              ---------------
                                                    8,438,280
                                              ---------------
               BUILDING PRODUCTS -- 1.0%
       11,203  A.O. Smith Corp.                       546,146
        6,926  Lennox International, Inc.           1,086,066
       51,444  Owens Corning                        2,842,281
       91,843  USG Corp. (a)                        2,809,478
                                              ---------------
                                                    7,283,971
                                              ---------------
               CAPITAL MARKETS -- 1.2%
        7,179  CBOE Holdings, Inc.                    571,592
       30,620  E*TRADE Financial Corp. (a)          1,146,719
       25,333  Eaton Vance Corp.                    1,062,213
        3,246  FactSet Research Systems, Inc.         561,720
       18,758  Federated Investors, Inc.,
                  Class B                             487,896
       14,529  Interactive Brokers Group,
                  Inc., Class A                       542,513
       17,736  Legg Mason, Inc.                       562,054
       45,198  LPL Financial Holdings, Inc.         1,776,281
        3,610  MarketAxess Holdings, Inc.             675,972
       10,747  SEI Investments Co.                    521,337
       10,621  Stifel Financial Corp. (a)             534,555
                                              ---------------
                                                    8,442,852
                                              ---------------
               CHEMICALS -- 3.4%
       41,984  Cabot Corp.                          2,324,654
       50,554  CF Industries Holdings, Inc.         1,784,051
       43,923  H.B. Fuller Co.                      2,168,479
       83,408  Huntsman Corp.                       1,700,689
       27,468  Minerals Technologies, Inc.          2,201,560
      103,569  Olin Corp.                           2,714,543
       49,671  PolyOne Corp.                        1,694,278
       29,563  RPM International, Inc.              1,544,962
       22,207  Scotts Miracle-Gro (The) Co.         2,042,378
       13,501  Sensient Technologies Corp.          1,036,202
       44,728  Trinseo S.A.                         2,896,138
       47,373  Westlake Chemical Corp.              2,932,862
                                              ---------------
                                                   25,040,796
                                              ---------------


Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES &
                  SUPPLIES -- 1.6%
       28,721  Copart, Inc. (a)               $     1,629,630
       22,222  Deluxe Corp.                         1,618,873
       13,542  Healthcare Services Group, Inc.        538,294
       28,459  HNI Corp.                            1,434,618
       24,893  KAR Auction Services, Inc.           1,133,876
       69,846  Pitney Bowes, Inc.                   1,111,948
      130,019  R.R. Donnelley & Sons Co.            2,229,826
       47,111  Rollins, Inc.                        1,661,134
                                              ---------------
                                                   11,358,199
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
       21,927  Arista Networks, Inc. (a)            2,061,138
       16,840  NetScout Systems, Inc. (a)             560,772
       45,890  Ubiquiti Networks, Inc. (a)          2,863,536
                                              ---------------
                                                    5,485,446
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
       43,768  AECOM (a)                            1,616,352
       83,540  Chicago Bridge & Iron Co. N.V.       2,774,363
       19,821  Dycom Industries, Inc. (a)           1,598,762
       22,491  EMCOR Group, Inc.                    1,567,398
       18,613  Jacobs Engineering Group,
                  Inc. (a)                          1,089,791
       45,665  Quanta Services, Inc. (a)            1,638,917
        3,765  Valmont Industries, Inc.               542,160
                                              ---------------
                                                   10,827,743
                                              ---------------
               CONSTRUCTION MATERIALS
                  -- 0.4%
       26,920  Eagle Materials, Inc.                2,815,294
                                              ---------------
               CONSUMER FINANCE -- 1.1%
        4,877  Credit Acceptance Corp. (a) (b)      1,001,151
      129,148  Navient Corp.                        1,942,386
       95,840  OneMain Holdings, Inc. (a)           2,144,899
      196,474  Santander Consumer USA
                  Holdings, Inc. (a)                2,597,386
       48,139  SLM Corp. (a)                          571,891
                                              ---------------
                                                    8,257,713
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 1.8%
        7,555  Avery Dennison Corp.                   551,666
       44,374  Bemis Co., Inc.                      2,161,901
       54,430  Berry Plastics Group, Inc. (a)       2,777,563
      170,024  Graphic Packaging Holding Co.        2,127,000
       60,940  Owens-Illinois, Inc. (a)             1,151,766
       25,015  Packaging Corp. of America           2,305,883
       40,265  Sonoco Products Co.                  2,212,562
                                              ---------------
                                                   13,288,341
                                              ---------------
               DISTRIBUTORS -- 0.4%
       12,316  Core-Mark Holding Co., Inc.            430,198
       20,336  Pool Corp.                           2,146,668
                                              ---------------
                                                    2,576,866
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
       15,153  Bright Horizons Family
                  Solutions, Inc. (a)         $     1,073,742
        5,181  Graham Holdings Co., Class B         2,691,789
       69,224  H&R Block, Inc.                      1,485,547
       37,358  Service Corp. International          1,088,238
       14,081  ServiceMaster Global Holdings,
                  Inc. (a)                            520,715
                                              ---------------
                                                    6,860,031
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.1%
       22,817  Leucadia National Corp.                544,185
       13,525  Voya Financial, Inc.                   543,976
                                              ---------------
                                                    1,088,161
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
      627,785  Frontier Communications
                  Corp. (b)                         2,190,970
       64,574  Zayo Group Holdings, Inc. (a)        2,063,785
                                              ---------------
                                                    4,254,755
                                              ---------------
               ELECTRIC UTILITIES -- 1.6%
       16,528  ALLETE, Inc.                         1,080,105
       77,583  Great Plains Energy, Inc.            2,137,412
       64,165  Hawaiian Electric Industries,
                  Inc.                              2,148,244
        6,586  IDACORP, Inc.                          527,012
       63,436  OGE Energy Corp.                     2,127,643
       46,398  PNM Resources, Inc.                  1,596,091
       48,971  Portland General Electric Co.        2,135,625
                                              ---------------
                                                   11,752,132
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
       13,584  EnerSys                              1,058,873
        9,092  Hubbell, Inc.                        1,109,952
       30,642  Regal Beloit Corp.                   2,224,609
       54,477  Sensata Technologies Holding
                  N.V. (a)                          2,285,310
                                              ---------------
                                                    6,678,744
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.6%
       37,199  Arrow Electronics, Inc. (a)          2,734,870
       55,710  Avnet, Inc.                          2,587,172
      135,758  AVX Corp.                            2,199,280
       28,380  Belden, Inc.                         2,170,219
       50,918  CDW Corp.                            2,622,786
       33,352  Cognex Corp.                         2,253,261
       19,307  Coherent, Inc. (a)                   3,045,293
       11,739  Dolby Laboratories, Inc.,
                  Class A                             562,416
       58,633  FLIR Systems, Inc.                   2,071,504
       16,122  IPG Photonics Corp. (a)              1,853,869
       89,646  Jabil Circuit, Inc.                  2,149,711
       43,517  Keysight Technologies, Inc. (a)      1,613,175
       17,476  Littelfuse, Inc.                     2,756,140
       17,212  National Instruments Corp.             540,801
       13,150  SYNNEX Corp.                         1,580,367


                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
       25,059  Tech Data Corp. (a)            $     2,144,048
       17,594  Trimble, Inc. (a)                      521,134
                                              ---------------
                                                   33,406,046
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.9%
        6,854  Helmerich & Payne, Inc.                487,730
       75,218  Oceaneering International, Inc.      2,094,821
       59,118  Patterson-UTI Energy, Inc.           1,657,669
      179,944  Transocean Ltd. (a)                  2,513,818
                                              ---------------
                                                    6,754,038
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.6%
       50,570  American Homes 4 Rent,
                  Class A                           1,126,700
      106,096  Care Capital Properties, Inc.        2,621,632
       73,678  Columbia Property Trust, Inc.        1,639,336
      108,438  CoreCivic, Inc.                      3,149,040
        6,683  CoreSite Realty Corp.                  575,607
       33,984  Corporate Office Properties
                  Trust                             1,081,371
      124,672  Cousins Properties, Inc.             1,059,712
       11,080  DCT Industrial Trust, Inc.             495,165
       14,510  Douglas Emmett, Inc.                   549,058
       12,077  DuPont Fabros Technology, Inc.         573,416
        7,184  EastGroup Properties, Inc.             508,412
       87,711  Equity Commonwealth (a)              2,705,007
       59,058  GEO Group (The), Inc.                2,452,088
       33,428  Hospitality Properties Trust         1,040,614
       30,505  Hudson Pacific Properties, Inc.      1,080,182
        7,246  Kilroy Realty Corp.                    542,363
        7,889  Lamar Advertising Co., Class A         595,777
       87,049  LaSalle Hotel Properties             2,626,268
       98,237  Lexington Realty Trust               1,053,101
       36,559  Mack-Cali Realty Corp.               1,024,383
        7,152  National Health Investors, Inc.        529,176
       21,330  Outfront Media, Inc.                   585,082
       50,739  Piedmont Office Realty Trust,
                  Inc., Class A                     1,102,051
        9,105  PS Business Parks, Inc.              1,020,124
       79,771  Rayonier, Inc.                       2,224,813
       25,106  Retail Opportunity Investments
                  Corp.                               532,247
      108,304  RLJ Lodging Trust                    2,513,736
       33,677  Ryman Hospitality Properties,
                  Inc.                              2,060,359
       21,051  Select Income REIT                     526,486
       28,023  Senior Housing Properties Trust        533,838
      173,928  Sunstone Hotel Investors, Inc.       2,560,220
                                              ---------------
                                                   40,687,364
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.2%
       17,849  Casey's General Stores, Inc.         2,050,850
       44,206  Performance Food Group Co. (a)         979,163
       12,706  PriceSmart, Inc.                     1,076,198


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD & STAPLES RETAILING
                  (CONTINUED)
       28,037  Sprouts Farmers Market, Inc.
                  (a)                         $       523,451
       55,583  United Natural Foods, Inc. (a)       2,540,143
       57,913  US Foods Holding Corp. (a)           1,575,234
                                              ---------------
                                                    8,745,039
                                              ---------------
               FOOD PRODUCTS -- 2.3%
       24,222  B&G Foods, Inc.                      1,074,246
       44,134  Blue Buffalo Pet Products,
                  Inc. (a)                          1,070,249
      205,452  Darling Ingredients, Inc. (a)        2,465,424
       79,692  Flowers Foods, Inc.                  1,602,606
       34,998  Fresh Del Monte Produce, Inc.        2,003,636
        7,951  J&J Snack Foods Corp.                1,014,309
        7,505  Lancaster Colony Corp.                 983,530
      111,739  Pilgrim's Pride Corp.                2,138,684
       39,698  Pinnacle Foods, Inc.                 2,111,537
       19,797  Post Holdings, Inc. (a)              1,656,613
        7,349  TreeHouse Foods, Inc. (a)              557,642
                                              ---------------
                                                   16,678,476
                                              ---------------
               GAS UTILITIES -- 1.1%
       29,887  New Jersey Resources Corp.           1,126,740
        8,294  ONE Gas, Inc.                          535,958
       31,492  South Jersey Industries, Inc.        1,039,236
       20,771  Southwest Gas Holdings, Inc.         1,673,520
       32,872  Spire, Inc.                          2,136,680
       20,862  WGL Holdings, Inc.                   1,709,432
                                              ---------------
                                                    8,221,566
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.7%
        4,709  ABIOMED, Inc. (a)                      500,896
       16,555  Align Technology, Inc. (a)           1,517,928
       20,210  Cantel Medical Corp.                 1,564,456
       28,349  Hill-Rom Holdings, Inc.              1,668,906
       24,733  Integra LifeSciences Holdings
                  Corp. (a)                         1,032,108
       31,483  Masimo Corp. (a)                     2,316,519
       23,626  NuVasive, Inc. (a)                   1,672,012
       18,760  West Pharmaceutical Services,
                  Inc.                              1,587,659
       23,084  Wright Medical Group N.V. (a)          581,255
                                              ---------------
                                                   12,441,739
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 2.7%
      128,134  Brookdale Senior Living,
                  Inc. (a)                          1,918,166
        6,614  Chemed Corp.                         1,098,519
       42,102  Diplomat Pharmacy, Inc. (a)            578,481
       51,454  HealthSouth Corp.                    1,997,444
       46,697  LifePoint Health, Inc. (a)           2,771,467
       31,831  MEDNAX, Inc. (a)                     2,175,649
       29,329  Molina Healthcare, Inc. (a)          1,663,541
       60,128  Owens & Minor, Inc.                  2,157,393
       38,788  Patterson Cos., Inc.                 1,613,969
      107,239  Tenet Healthcare Corp. (a)           1,886,334
       15,455  VCA, Inc. (a)                        1,400,223
        3,870  WellCare Health Plans, Inc. (a)        563,240
                                              ---------------
                                                   19,824,426
                                              ---------------


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 0.5%
      155,871  Allscripts Healthcare
                  Solutions, Inc. (a)         $     1,825,249
       39,102  Veeva Systems, Inc.,
                  Class A (a)                       1,655,188
                                              ---------------
                                                    3,480,437
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.6%
       32,130  Brinker International, Inc.          1,429,785
       13,743  Buffalo Wild Wings, Inc. (a)         2,075,193
       26,578  Cheesecake Factory (The), Inc.       1,601,590
       28,393  Choice Hotels International,
                  Inc.                              1,575,812
        9,531  Cracker Barrel Old Country
                  Store, Inc. (b)                   1,506,470
       13,324  Domino's Pizza, Inc.                 2,325,571
       20,233  Dunkin' Brands Group, Inc.           1,049,486
      145,977  ILG, Inc.                            2,766,264
       23,759  Jack in the Box, Inc.                2,564,071
        5,173  Panera Bread Co., Class A (a)        1,081,467
       30,993  Papa John's International, Inc.      2,641,223
       17,695  Six Flags Entertainment Corp.        1,054,268
       43,986  Texas Roadhouse, Inc.                2,051,507
        6,577  Vail Resorts, Inc.                   1,128,219
      117,709  Wendy's (The) Co.                    1,592,603
                                              ---------------
                                                   26,443,529
                                              ---------------
               HOUSEHOLD DURABLES -- 1.2%
       77,988  CalAtlantic Group, Inc.              2,719,442
       10,853  Leggett & Platt, Inc.                  517,905
          637  NVR, Inc. (a)                        1,183,546
       85,561  Toll Brothers, Inc. (a)              2,683,193
       30,244  Tupperware Brands Corp.              1,825,528
                                              ---------------
                                                    8,929,614
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
       11,892  Energizer Holdings, Inc.               600,189
       68,184  HRG Group, Inc. (a)                  1,147,537
                                              ---------------
                                                    1,747,726
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.7%
      185,644  Calpine Corp. (a)                    2,190,599
       43,268  NRG Energy, Inc.                       715,653
       39,574  Ormat Technologies, Inc.             2,125,124
                                              ---------------
                                                    5,031,376
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.1%
        9,620  Carlisle Cos., Inc.                  1,049,638
                                              ---------------
               INSURANCE -- 6.8%
       12,039  American Financial Group, Inc.       1,037,401
       12,770 American National Insurance Co. 1,488,854 77,498 AmTrust Financial Services,
                  Inc.                              2,045,172
       48,225  Aspen Insurance Holdings Ltd.        2,719,890
       28,563  Assurant, Inc.                       2,774,324
       70,224  Assured Guaranty Ltd.                2,732,416
       40,637  Axis Capital Holdings Ltd.           2,601,174
       47,300  Brown & Brown, Inc.                  1,992,749


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
      138,505  CNO Financial Group, Inc.      $     2,619,130
       13,417  Enstar Group Ltd. (a)                2,598,202
       72,410  First American Financial Corp.       2,721,168
       23,315  Hanover Insurance Group
                  (The), Inc.                       1,957,061
        8,811  Mercury General Corp.                  557,296
      111,680  Old Republic International
                  Corp.                             2,322,944
       38,357  Primerica, Inc.                      2,894,036
       28,316  ProAssurance Corp.                   1,540,390
       16,862  Reinsurance Group of America,
                  Inc.                              2,115,675
       19,472  RenaissanceRe Holdings Ltd.          2,654,423
       49,289  Selective Insurance Group, Inc.      2,055,351
       48,217  Validus Holdings Ltd.                2,748,369
       31,904  W. R. Berkley Corp.                  2,144,268
        3,172  White Mountains Insurance
                  Group Ltd.                        2,885,759
                                              ---------------
                                                   49,206,052
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.2%
       46,398  HSN, Inc.                            1,635,529
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.0%
       11,582  Cimpress N.V. (a)                      977,405
       25,076  Cornerstone OnDemand, Inc. (a)       1,020,343
       42,304  GrubHub, Inc. (a)                    1,757,731
       19,456  j2 Global, Inc.                      1,630,607
       40,680  Pandora Media, Inc. (a) (b)            528,840
       43,637  Zillow Group, Inc., Class C (a)      1,543,877
                                              ---------------
                                                    7,458,803
                                              ---------------
               IT SERVICES -- 2.2%
       28,069  Black Knight Financial
                  Services, Inc., Class A
                  (a) (b)                           1,023,115
       29,414  Booz Allen Hamilton Holding
                  Corp.                               994,782
       17,070  CACI International, Inc.,
                  Class A (a)                       2,096,196
       28,806  CoreLogic, Inc. (a)                  1,015,988
        9,901  DST Systems, Inc.                    1,140,100
        8,248  EPAM Systems, Inc. (a)                 530,841
        7,324  Euronet Worldwide, Inc. (a)            523,812
      112,153  First Data Corp., Class A (a)        1,720,427
       21,795  Genpact Ltd. (a)                       537,901
        5,976  Jack Henry & Associates, Inc.          536,525
       20,747  Leidos Holdings, Inc.                1,002,495
       19,017  MAXIMUS, Inc.                        1,048,597
       31,278  Science Applications
                  International Corp.               2,546,655
       39,049  Teradata Corp. (a)                   1,146,479
                                              ---------------
                                                   15,863,913
                                              ---------------
               LEISURE PRODUCTS -- 0.7%
       29,180  Brunswick Corp.                      1,746,715
       19,316  Polaris Industries, Inc. (b)         1,623,896
       71,880  Vista Outdoor, Inc. (a)              2,070,863
                                              ---------------
                                                    5,441,474
                                              ---------------


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.5%
        2,909  Bio-Rad Laboratories, Inc.,
                  Class A (a)                 $       552,943
        6,962  Charles River Laboratories
                  International, Inc. (a)             562,530
       50,427  INC Research Holdings, Inc.,
                  Class A (a)                       2,672,631
       24,214  PAREXEL International
                  Corp. (a)                         1,716,530
       30,516  PerkinElmer, Inc.                    1,623,146
       28,873  PRA Health Sciences, Inc. (a)        1,691,669
       84,775  VWR Corp. (a)                        2,196,520
                                              ---------------
                                                   11,015,969
                                              ---------------
               MACHINERY -- 4.0%
       36,672  AGCO Corp.                           2,303,002
       15,746  Allison Transmission Holdings,
                  Inc.                                550,795
       29,528  Colfax Corp. (a)                     1,151,592
       29,422  Crane Co.                            2,119,561
       12,607  Donaldson Co., Inc.                    532,646
       12,768  Graco, Inc.                          1,143,885
        5,890  IDEX Corp.                             531,042
       55,015  ITT, Inc.                            2,248,463
        6,918  Lincoln Electric Holdings, Inc.        576,754
       12,356  Middleby (The) Corp. (a)             1,657,928
       18,938  Nordson Corp.                        2,150,031
       24,631  Oshkosh Corp.                        1,715,057
       33,648  Terex Corp.                          1,070,006
       40,087  Timken (The) Co.                     1,779,863
       37,924  Toro (The) Co.                       2,234,861
       95,547  Trinity Industries, Inc.             2,631,364
        9,994  WABCO Holdings, Inc. (a)             1,089,646
       19,168  Wabtec Corp.                         1,660,716
       30,730  Woodward, Inc.                       2,140,037
                                              ---------------
                                                   29,287,249
                                              ---------------
               MARINE -- 0.4%
       39,886  Kirby Corp. (a)                      2,570,653
                                              ---------------
               MEDIA -- 1.6%
       10,135  AMC Networks, Inc., Class A (a)        581,242
        1,707  Cable One, Inc.                      1,079,473
       55,316  Cinemark Holdings, Inc.              2,350,930
       19,468  John Wiley & Sons, Inc.,
                  Class A                           1,072,687
        7,162  Liberty Broadband Corp.,
                  Class C (a)                         611,205
       25,750  Regal Entertainment Group,
                  Class A                             583,495
       29,731  Scripps Networks Interactive,
                  Inc., Class A                     2,264,313
      124,001  TEGNA, Inc.                          2,840,863
                                              ---------------
                                                   11,384,208
                                              ---------------
               METALS & MINING -- 1.2%
       20,312  Compass Minerals International,
                  Inc.                              1,698,083
      303,709  Hecla Mining Co.                     1,955,886


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               METALS & MINING (CONTINUED)
       33,346  Reliance Steel & Aluminum Co.  $     2,656,009
        8,374  Royal Gold, Inc.                       604,352
       33,546  Worthington Industries, Inc.         1,603,163
                                              ---------------
                                                    8,517,493
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 1.3%
       35,283  Blackstone Mortgage Trust,
                  Inc., Class A                     1,075,779
       93,503  Chimera Investment Corp.             1,648,458
      347,627  MFA Financial, Inc.                  2,742,777
      134,981  New Residential Investment
                  Corp.                             2,044,962
       72,502  Starwood Property Trust, Inc.        1,613,894
                                              ---------------
                                                    9,125,870
                                              ---------------
               MULTILINE RETAIL -- 0.4%
       42,260  Big Lots, Inc.                       2,113,000
      127,673  JC Penney Co., Inc. (a) (b)            849,025
                                              ---------------
                                                    2,962,025
                                              ---------------
               MULTI-UTILITIES -- 1.2%
       66,326  Avista Corp.                         2,562,837
       17,296  Black Hills Corp.                    1,081,865
       46,640  NorthWestern Corp.                   2,663,610
       40,688  Vectren Corp.                        2,233,364
                                              ---------------
                                                    8,541,676
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.2%
      377,834  Chesapeake Energy Corp. (a)          2,437,029
       29,100  CONSOL Energy, Inc.                    492,954
        5,250  Diamondback Energy, Inc. (a)           552,143
      112,548  Laredo Petroleum, Inc. (a)           1,525,025
       68,162  Murphy Oil Corp.                     1,970,564
       60,213  Parsley Energy, Inc.,
                  Class A (a)                       2,120,702
       14,619  PDC Energy, Inc. (a)                 1,080,929
       35,665  RSP Permian, Inc. (a)                1,517,902
       18,921  Targa Resources Corp.                1,090,228
       46,219  World Fuel Services Corp.            2,055,821
      109,226  WPX Energy, Inc. (a)                 1,521,518
                                              ---------------
                                                   16,364,815
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 0.2%
       84,070  Louisiana-Pacific Corp. (a)          1,608,259
                                              ---------------
               PERSONAL PRODUCTS -- 0.7%
       21,804  Edgewell Personal Care Co. (a)       1,719,027
       22,039  Herbalife Ltd. (a) (b)               1,238,592
       44,411  Nu Skin Enterprises, Inc.,
                  Class A                           2,304,043
                                              ---------------
                                                    5,261,662
                                              ---------------
               PHARMACEUTICALS -- 0.6%
       39,353  Catalent, Inc. (a)                   1,053,086
      161,044  Endo International PLC (a)           1,971,179
       32,786  Horizon Pharma PLC (a)                 536,707
       10,182  Prestige Brands Holdings,
                  Inc. (a)                            537,202
                                              ---------------
                                                    4,098,174
                                              ---------------


Page 42                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 0.8%
       23,876  ManpowerGroup, Inc.            $     2,279,203
       32,624  Robert Half International,
                  Inc.                              1,535,285
       17,152  TransUnion (a)                         540,803
       21,950  WageWorks, Inc. (a)                  1,583,692
                                              ---------------
                                                    5,938,983
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
        4,649  Howard Hughes (The) Corp. (a)          495,630
       26,250  Jones Lang LaSalle, Inc.             2,704,537
       25,877  Kennedy-Wilson Holdings, Inc.          529,185
       82,469  Realogy Holdings Corp.               2,136,772
                                              ---------------
                                                    5,866,124
                                              ---------------
               ROAD & RAIL -- 1.4%
       28,925  Avis Budget Group, Inc. (a)          1,076,588
       30,570  Genesee & Wyoming, Inc.,
                  Class A (a)                       2,303,755
       64,204  Knight Transportation, Inc.          2,144,414
        6,218  Landstar System, Inc.                  526,043
       18,550  Old Dominion Freight Line,
                  Inc. (a)                          1,637,594
       35,631  Ryder System, Inc.                   2,764,966
                                              ---------------
                                                   10,453,360
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 3.0%
      233,897  Advanced Micro Devices,
                  Inc. (a)                          2,425,512
       46,912  Cirrus Logic, Inc. (a)               2,829,732
       40,202  Cree, Inc. (a)                       1,108,771
      139,112  Cypress Semiconductor Corp.          1,641,521
       88,906  Entegris, Inc. (a)                   1,666,987
       82,654  First Solar, Inc. (a) (b)            2,577,978
       45,031  Integrated Device Technology,
                  Inc. (a)                          1,134,331
       38,247  Marvell Technology Group Ltd.          568,733
       49,144  Microsemi Corp. (a)                  2,612,004
       44,653  MKS Instruments, Inc.                2,942,633
       12,949  Monolithic Power Systems, Inc.       1,129,671
       83,147  ON Semiconductor Corp. (a)           1,107,518
                                              ---------------
                                                   21,745,391
                                              ---------------
               SOFTWARE -- 1.6%
      116,909  ACI Worldwide, Inc. (a)              2,268,034
       38,806  Aspen Technology, Inc. (a)           2,060,987
       42,069  Cadence Design Systems,
                  Inc. (a)                          1,095,056
       30,962  CommVault Systems, Inc. (a)          1,520,234
        6,339  Ellie Mae, Inc. (a)                    524,489
        4,450  Fair Isaac Corp.                       548,685
       35,602  Nuance Communications,
                  Inc. (a)                            564,648
       11,662  Paycom Software, Inc. (a)              539,251
        7,510  Proofpoint, Inc. (a)                   602,002
       22,929  PTC, Inc. (a)                        1,205,377
       18,548  SS&C Technologies Holdings,
                  Inc.                                595,947
                                              ---------------
                                                   11,524,710
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL -- 3.9%
      174,844  American Eagle Outfitters,
                  Inc.                        $     2,641,893
       43,617  AutoNation, Inc. (a)                 2,316,935
       65,265  Bed Bath & Beyond, Inc.              2,633,443
       31,297  Burlington Stores, Inc. (a)          2,619,559
       39,960  Dick's Sporting Goods, Inc.          2,061,936
       26,551  Five Below, Inc. (a)                 1,058,057
      105,003  GameStop Corp., Class A              2,571,524
       43,149  Murphy USA, Inc. (a)                 2,748,591
       40,932  Penske Automotive Group, Inc.        2,225,064
       20,078  Sally Beauty Holdings,
                  Inc. (a)                            477,856
       28,139  Signet Jewelers Ltd.                 2,185,556
       93,132  Urban Outfitters, Inc. (a)           2,471,723
       54,813  Williams-Sonoma, Inc.                2,642,535
                                              ---------------
                                                   28,654,672
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.2%
       26,158  NCR Corp. (a)                        1,125,317
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.2%
        6,140  Carter's, Inc.                         514,225
       27,296  Columbia Sportswear Co.              1,484,084
       56,827  Kate Spade & Co. (a)                 1,051,868
       17,619  Ralph Lauren Corp.                   1,558,048
      107,909  Skechers U.S.A., Inc.,
                  Class A (a)                       2,710,674
       72,502  Wolverine World Wide, Inc.           1,703,072
                                              ---------------
                                                    9,021,971
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.0%
      260,294  MGIC Investment Corp. (a)            2,772,131
       33,342  New York Community Bancorp,
                  Inc.                                506,465
      147,519  Radian Group, Inc.                   2,714,350
       27,862  TFS Financial Corp.                    487,306
       30,887  Washington Federal, Inc.             1,014,638
                                              ---------------
                                                    7,494,890
                                              ---------------
               TOBACCO -- 0.1%
       46,657  Vector Group Ltd.                    1,029,253
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.3%
       77,261  Air Lease Corp.                      2,810,755
       46,057  Beacon Roofing Supply,
                  Inc. (a)                          2,015,915
       49,916  HD Supply Holdings, Inc. (a)         2,111,447
       11,483  MSC Industrial Direct Co.,
                  Inc., Class A                     1,172,988
       25,123  United Rentals, Inc. (a)             3,178,311
       93,493  Univar, Inc. (a)                     2,787,961
       10,744  Watsco, Inc.                         1,641,039
       15,943  WESCO International, Inc. (a)        1,127,170
                                              ---------------
                                                   16,845,586
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       91,874  Telephone and Data Systems,
                  Inc.                              2,815,938
                                              ---------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TOTAL COMMON STOCKS
                  -- 99.9%                    $   728,028,549
               (Cost $648,182,800)            ---------------

               MONEY MARKET FUNDS -- 0.6%
    3,164,779  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                     3,164,779
    1,056,335  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (c)                 1,056,335
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.6%                           4,221,114
               (Cost $4,221,114)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.0%
$   1,698,492  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $1,698,512. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.000%, due
                  08/31/21. The value of the
                  collateral including accrued
                  interest is $1,747,055. (d)       1,698,492

    5,850,143  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $5,850,224. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $5,981,346. (d)       5,850,143
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.0%                7,548,635
               (Cost $7,548,635)              ---------------

               TOTAL INVESTMENTS -- 101.5%        739,798,298
               (Cost $659,952,549) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.5)%           (11,066,554)
                                              ---------------
               NET ASSETS -- 100.0%           $   728,731,744
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $10,467,230 and the total value of the collateral held by the Fund is $10,713,414.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $90,963,030 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,117,281.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $  728,028,549   $        --   $       --
Money Market Funds         4,221,114            --           --
Repurchase Agreements             --     7,548,635           --
                      -----------------------------------------
Total Investments     $  732,249,663   $ 7,548,635   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


Page 44                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    10,467,230
Non-cash Collateral(2)                            (10,467,230)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     7,548,635
Non-cash Collateral(4)                             (7,548,635)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.1%
       41,689  AAR Corp.                      $     1,333,631
       19,188  Aerojet Rocketdyne Holdings,
                  Inc. (a)                            347,495
       40,721  Astronics Corp. (a)                  1,336,056
        7,185  Cubic Corp.                            341,647
       48,092  DigitalGlobe, Inc. (a)               1,348,981
       15,448  Esterline Technologies
                  Corp. (a)                         1,323,121
       15,273  KLX, Inc. (a)                          748,224
       45,596  Mercury Systems, Inc. (a)            1,537,497
       20,977  Moog, Inc., Class A (a)              1,381,755
       14,213  TASER International, Inc. (a)          355,041
       92,169  Wesco Aircraft Holdings,
                  Inc. (a)                          1,396,360
                                              ---------------
                                                   11,449,808
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 1.0%
      107,918  Air Transport Services Group,
                  Inc. (a)                          1,740,717
       26,419  Atlas Air Worldwide Holdings,
                  Inc. (a)                          1,393,602
       14,539  Forward Air Corp.                      700,635
       31,497  Hub Group, Inc., Class A (a)         1,396,892
                                              ---------------
                                                    5,231,846
                                              ---------------
               AIRLINES -- 0.4%
        4,143  Allegiant Travel Co.                   712,596
       47,252  SkyWest, Inc.                        1,672,721
                                              ---------------
                                                    2,385,317
                                              ---------------
               AUTO COMPONENTS -- 2.0%
       89,242  American Axle & Manufacturing
                  Holdings, Inc. (a)                1,820,537
       44,336  Cooper Tire & Rubber Co.             1,607,180
       13,326  Cooper-Standard Holdings,
                  Inc. (a)                          1,402,961
       36,301  Dana, Inc.                             731,102
       18,861  Dorman Products, Inc. (a)            1,301,786
       40,709  Gentherm, Inc. (a)                   1,441,099
       19,420  Standard Motor Products, Inc.          968,476
       65,363  Superior Industries
                  International, Inc.               1,506,617
                                              ---------------
                                                   10,779,758
                                              ---------------
               BANKS -- 10.1%
       23,139  1st Source Corp.                     1,043,800
       31,602  Ameris Bancorp                       1,425,250
        7,405  BancFirst Corp.                        698,662
       12,342  Banner Corp.                           692,633
       28,047  Berkshire Hills Bancorp, Inc.          992,864
       32,394  BNC Bancorp                          1,141,888
       41,628  Boston Private Financial
                  Holdings, Inc.                      686,862
       42,009  Brookline Bancorp, Inc.                661,642
       17,551  Capital Bank Financial Corp.,
                  Class A                             691,509
       68,426  CenterState Banks, Inc.              1,668,910
       43,853  Central Pacific Financial Corp.      1,373,914
       12,717  Chemical Financial Corp.               628,601
       15,421  Columbia Banking System, Inc.          613,139


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       22,300  Community Bank System, Inc.    $     1,301,428
       15,025  CVB Financial Corp.                    338,663
       16,953  Eagle Bancorp, Inc. (a)              1,038,371
       28,888  FCB Financial Holdings, Inc.,
                  Class A (a)                       1,356,292
      208,455  First BanCorp (a)                    1,400,818
       33,574  First Busey Corp.                      982,040
       48,588  First Commonwealth Financial
                  Corp.                               686,063
       60,539  First Financial Bancorp              1,667,849
       18,299  First Merchants Corp.                  701,401
       27,308  First Midwest Bancorp, Inc.            663,038
       28,524  Glacier Bancorp, Inc.                1,013,458
       31,609  Great Western Bancorp, Inc.          1,351,285
       39,478  Hanmi Financial Corp.                1,308,696
       21,529  Heartland Financial USA, Inc.        1,007,557
       11,562  Hilltop Holdings, Inc.                 316,568
       31,476  Hope Bancorp, Inc.                     658,163
       19,556  Independent Bank Corp.               1,219,317
       27,600  Independent Bank Group, Inc.         1,715,340
       25,329  International Bancshares Corp.         939,706
       29,095  Lakeland Financial Corp.             1,292,400
       39,999  LegacyTexas Financial Group,
                  Inc.                              1,652,759
       16,451  NBT Bancorp, Inc.                      670,214
       56,936  Old National Bancorp                 1,010,614
       34,389  Opus Bank                              699,816
        8,636  Park National Corp.                    956,782
       32,634  Renasant Corp.                       1,298,833
       26,473  S&T Bancorp, Inc.                      995,914
       46,004  ServisFirst Bancshares, Inc.         1,842,000
       22,169  Simmons First National Corp.,
                  Class A                           1,333,465
        7,881  South State Corp.                      704,561
       36,578  Southside Bancshares, Inc.           1,249,504
       38,472  State Bank Financial Corp.           1,017,200
       44,165  Sterling Bancorp                     1,053,335
       14,578  Tompkins Financial Corp.             1,320,038
       41,439  TowneBank                            1,334,336
       19,325  Trustmark Corp.                        649,707
       48,193  Union Bankshares Corp.               1,771,575
       23,261  United Community Banks, Inc.           654,332
       16,002  WesBanco, Inc.                         664,083
        5,472  Westamerica Bancorporation             310,536
                                              ---------------
                                                   54,467,731
                                              ---------------
               BEVERAGES -- 0.4%
        6,082  Boston Beer (The) Co., Inc.,
                  Class A (a)                         934,803
        7,702  Coca-Cola Bottling Co.
                  Consolidated                      1,300,406
                                              ---------------
                                                    2,235,209
                                              ---------------
               BIOTECHNOLOGY -- 2.8%
       18,322  Acorda Therapeutics, Inc. (a)          375,601
       39,594  AMAG Pharmaceuticals, Inc. (a)         954,216
       83,070  ARIAD Pharmaceuticals, Inc. (a)      1,978,727
       36,713  Coherus Biosciences, Inc. (a)        1,024,293
       10,488  Emergent BioSolutions, Inc. (a)        317,472


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
       25,782  Exact Sciences Corp. (a) (b)   $       488,569
      115,519  Exelixis, Inc. (a)                   2,093,204
       13,746  Five Prime Therapeutics,
                  Inc. (a)                            629,704
       11,719  Genomic Health, Inc. (a)               322,038
      112,329  Insys Therapeutics, Inc.
                  (a) (b)                           1,150,249
       45,057  Ironwood Pharmaceuticals,
                  Inc. (a)                            647,920
       58,781  Keryx Biopharmaceuticals,
                  Inc. (a) (b)                        293,317
       38,877  MiMedx Group, Inc. (a) (b)             314,126
       45,779  Momenta Pharmaceuticals,
                  Inc. (a)                            865,223
      103,321  Myriad Genetics, Inc. (a)            1,671,734
       11,179  Repligen Corp. (a)                     335,817
       12,555  Sarepta Therapeutics, Inc. (a)         389,958
       52,348  Xencor, Inc. (a)                     1,247,453
                                              ---------------
                                                   15,099,621
                                              ---------------
               BUILDING PRODUCTS -- 2.5%
       31,271  AAON, Inc.                           1,061,650
        4,579  American Woodmark Corp. (a)            326,025
       19,295  Apogee Enterprises, Inc.             1,101,359
       62,800  Builders FirstSource, Inc. (a)         675,728
       29,822  Continental Building Products,
                  Inc. (a)                            693,361
       41,355  Gibraltar Industries, Inc. (a)       1,815,484
       26,297  Griffon Corp.                          669,259
       66,036  NCI Building Systems, Inc. (a)       1,056,576
       22,572  Patrick Industries, Inc. (a)         1,845,261
       63,593  Ply Gem Holdings, Inc. (a)           1,027,027
       15,745  Simpson Manufacturing Co., Inc.        685,222
       21,393  Trex Co., Inc. (a)                   1,448,948
       10,112  Universal Forest Products, Inc.      1,028,492
                                              ---------------
                                                   13,434,392
                                              ---------------
               CAPITAL MARKETS -- 1.0%
       11,581  Artisan Partners Asset
                  Management, Inc., Class A           335,270
       67,345  BGC Partners, Inc., Class A            745,509
        5,015  Evercore Partners, Inc.,
                  Class A                             388,412
        9,376  Financial Engines, Inc.                361,445
      129,992  KCG Holdings, Inc., Class A (a)      1,815,988
       88,280  Waddell & Reed Financial, Inc.,
                  Class A                           1,593,454
       30,923  WisdomTree Investments,
                  Inc. (b)                            318,507
                                              ---------------
                                                    5,558,585
                                              ---------------
               CHEMICALS -- 1.8%
        8,211  Balchem Corp.                          699,906
       31,187  Chemours (The) Co.                     823,961
       48,076  Ferro Corp. (a)                        679,795
        6,277  Ingevity Corp. (a)                     348,938
       19,772  Innophos Holdings, Inc.                961,710
       20,115  Innospec, Inc.                       1,435,205
       48,383  Kraton Corp. (a)                     1,299,567
      105,343  Platform Specialty Products
                  Corp. (a)                         1,278,864


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS (CONTINUED)
        5,386  Quaker Chemical Corp.          $       692,101
       16,910  Stepan Co.                           1,320,840
                                              ---------------
                                                    9,540,887
                                              ---------------
               COMMERCIAL SERVICES
                  & SUPPLIES -- 3.7%
       16,870  ABM Industries, Inc.                   681,379
      131,984  ACCO Brands Corp. (a)                1,682,796
       27,522  Brady Corp., Class A                 1,000,425
        8,354  Brink's (The) Co.                      371,753
       44,165  Covanta Holding Corp.                  711,057
       16,482  Essendant, Inc.                        344,309
       30,215  Herman Miller, Inc.                    942,708
       74,282  Interface, Inc.                      1,351,932
       49,331  Knoll, Inc.                          1,288,032
       22,415  Matthews International Corp.,
                  Class A                           1,511,892
       35,160  McGrath RentCorp                     1,345,925
       19,875  MSA Safety, Inc.                     1,418,081
       17,754  Multi-Color Corp.                    1,370,609
       38,444  Quad/Graphics, Inc.                  1,006,848
       96,223  Steelcase, Inc., Class A             1,616,546
       15,964  Tetra Tech, Inc.                       697,627
        9,594  UniFirst Corp.                       1,227,073
        7,009  US Ecology, Inc.                       359,211
       41,740  West Corp.                           1,013,030
                                              ---------------
                                                   19,941,233
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.9%
       30,823  ADTRAN, Inc.                           675,024
       33,517  EchoStar Corp., Class A (a)          1,707,021
       34,141  Finisar Corp. (a)                    1,009,549
      162,293  Infinera Corp. (a)                   1,462,260
       18,856  InterDigital, Inc.                   1,761,150
       21,393  Ixia (a)                               416,094
       35,648  Lumentum Holdings, Inc. (a)          1,352,841
        6,341  NETGEAR, Inc. (a)                      360,803
       12,584  Plantronics, Inc.                      712,003
       84,223  Viavi Solutions, Inc. (a)              753,796
                                              ---------------
                                                   10,210,541
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
       20,689  Comfort Systems USA, Inc.              700,323
       18,787  Granite Construction, Inc.           1,054,514
       41,277  KBR, Inc.                              702,122
       45,029  MasTec, Inc. (a)                     1,677,330
       45,367  Primoris Services Corp.              1,126,009
       61,513  Tutor Perini Corp. (a)               1,833,087
                                              ---------------
                                                    7,093,385
                                              ---------------
               CONSTRUCTION MATERIALS
                  -- 0.5%
       28,959  Summit Materials, Inc.,
                  Class A (c)                         726,871
       26,297  US Concrete, Inc. (a)                1,722,453
                                              ---------------
                                                    2,449,324
                                              ---------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE -- 0.9%
       58,509  Green Dot Corp., Class A (a)   $     1,568,041
       65,611  LendingClub Corp. (a)                  404,820
       27,150  Nelnet, Inc., Class A                1,331,165
       35,238  PRA Group, Inc. (a)                  1,402,472
                                              ---------------
                                                    4,706,498
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 0.2%
       13,428  Greif, Inc., Class A                   773,184
       24,156  Multi Packaging Solutions
                  International Ltd. (a)              430,460
                                              ---------------
                                                    1,203,644
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
       33,124  DeVry Education Group, Inc.          1,109,654
       29,470  Grand Canyon Education,
                  Inc. (a)                          1,738,141
       95,247  Houghton Mifflin Harcourt
                  Co. (a)                           1,076,291
                                              ---------------
                                                    3,924,086
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.9%
        8,599  ATN International, Inc.                690,414
       30,823  Cincinnati Bell, Inc. (a)              707,388
        8,328  Cogent Communications
                  Holdings, Inc.                      348,110
       12,831  Consolidated Communications
                  Holdings, Inc. (b)                  337,583
      436,039  Globalstar, Inc. (a) (b)               688,942
      143,530  Iridium Communications,
                  Inc. (a) (b)                      1,449,653
      100,574  Vonage Holdings Corp. (a)              713,070
                                              ---------------
                                                    4,935,160
                                              ---------------
               ELECTRIC UTILITIES -- 0.3%
       10,547  MGE Energy, Inc.                       671,316
       25,329  Otter Tail Corp.                       958,703
                                              ---------------
                                                    1,630,019
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.4%
        5,392  AZZ, Inc.                              321,094
       20,762  Babcock & Wilcox Enterprises,
                  Inc. (a)                            345,480
       31,785  Encore Wire Corp.                    1,342,916
                                              ---------------
                                                    2,009,490
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.9%
       12,748  Anixter International,
                  Inc. (a)                          1,089,954
       18,647  Badger Meter, Inc.                     718,842
       56,471  Benchmark Electronics,
                  Inc. (a)                          1,728,013
       25,646  Fabrinet (a)                         1,080,466
       46,470  II-VI, Inc. (a)                      1,696,155
       34,075  Insight Enterprises, Inc. (a)        1,265,205
       27,402  Itron, Inc. (a)                      1,690,703
       33,324  Methode Electronics, Inc.            1,401,274
       18,228  MTS Systems Corp.                    1,059,047


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
        4,528  OSI Systems, Inc. (a)          $       338,106
       25,498  Plexus Corp. (a)                     1,384,541
       13,454  Rogers Corp. (a)                     1,075,647
       46,996  Sanmina Corp. (a)                    1,830,494
       42,684  ScanSource, Inc. (a)                 1,688,152
      126,368  TTM Technologies, Inc. (a)           1,874,037
       38,856  VeriFone Systems, Inc. (a)             706,014
       42,530  Vishay Intertechnology, Inc.           705,998
                                              ---------------
                                                   21,332,648
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.1%
       28,684  Dril-Quip, Inc. (a)                  1,784,145
      116,867  Fairmount Santrol Holdings,
                  Inc. (a)                          1,463,175
      139,842  McDermott International,
                  Inc. (a)                          1,132,720
        8,833  Oil States International,
                  Inc. (a)                            348,903
        4,832  SEACOR Holdings, Inc. (a)             355,490
       18,234  U.S. Silica Holdings, Inc.           1,078,359
                                              ---------------
                                                    6,162,792
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.2%
       44,972  CareTrust REIT, Inc.                   681,775
      119,816  CBL & Associates Properties,
                  Inc.                              1,300,003
       83,813  Chatham Lodging Trust                1,687,994
       66,601  Chesapeake Lodging Trust             1,704,985
      149,380  DiamondRock Hospitality Co.          1,683,513
      129,017  FelCor Lodging Trust, Inc.             993,431
       27,025  Getty Realty Corp.                     696,975
       80,113  Hersha Hospitality Trust             1,601,459
       76,935  InfraREIT, Inc.                      1,267,889
      193,250  Investors Real Estate Trust (b)      1,244,530
       83,544  iStar, Inc. (a)                        937,364
       45,207  Monmouth Real Estate
                  Investment Corp.                    660,022
       31,834  Monogram Residential Trust,
                  Inc.                                323,752
       35,186  New Senior Investment Group,
                  Inc.                                352,212
       46,313  Pebblebrook Hotel Trust              1,385,222
       16,539  Potlatch Corp.                         681,407
       14,855  Rexford Industrial Realty, Inc.        337,357
       14,105  Sabra Health Care REIT, Inc.           358,267
      107,449  Summit Hotel Properties, Inc.        1,700,918
       12,090  Terreno Realty Corp.                   328,727
       39,617  Tier REIT, Inc.                        721,425
        5,251  Universal Health Realty Income
                  Trust                               326,192
       88,689  Xenia Hotels & Resorts, Inc.         1,627,443
                                              ---------------
                                                   22,602,862
                                              ---------------


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD & STAPLES RETAILING
                  -- 0.8%
       97,721  Smart & Final Stores, Inc. (a) $     1,402,296
       34,846  SpartanNash Co.                      1,319,270
      147,526  SUPERVALU, Inc. (a)                    578,302
       20,617  Weis Markets, Inc.                   1,225,474
                                              ---------------
                                                    4,525,342
                                              ---------------
               FOOD PRODUCTS -- 0.7%
        5,611  Calavo Growers, Inc.                   310,288
       63,265  Dean Foods Co.                       1,256,443
       18,277  Sanderson Farms, Inc. (b)            1,663,207
        8,665  Tootsie Roll Industries,
                  Inc. (b)                            324,504
                                              ---------------
                                                    3,554,442
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.1%
        8,304  Analogic Corp.                         644,806
        7,036  Anika Therapeutics, Inc. (a)           355,600
        1,360  Atrion Corp.                           664,496
       15,600  CONMED Corp.                           695,604
       20,086  Glaukos Corp. (a)                      827,945
       18,632  Halyard Health, Inc. (a)               716,773
        7,014  ICU Medical, Inc. (a)                  961,619
       20,513  Inogen, Inc. (a)                     1,320,422
        9,139  Insulet Corp. (a)                      380,182
       25,996  Merit Medical Systems,
                  Inc. (a)                            660,298
       10,439  Neogen Corp. (a)                       689,392
       26,287  NxStage Medical, Inc. (a)              707,120
       42,181  Spectranetics (The) Corp. (a)        1,090,379
       39,577  Zeltiq Aesthetics, Inc. (a)          1,754,844
                                              ---------------
                                                   11,469,480
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 2.9%
       62,717  Aceto Corp.                          1,197,268
       54,077  Air Methods Corp. (a)                1,930,549
        8,079  Amedisys, Inc. (a)                     370,180
       26,879  AMN Healthcare Services,
                  Inc. (a)                            963,612
       17,310  Civitas Solutions, Inc. (a)            316,773
       46,526  Ensign Group (The), Inc.               946,339
       25,505  HealthEquity, Inc. (a)               1,179,606
       22,616  LHC Group, Inc. (a)                  1,133,740
       18,310  Magellan Health, Inc. (a)            1,372,334
       18,177  National HealthCare Corp.            1,360,548
       68,485  PharMerica Corp. (a)                 1,698,428
      129,992  Select Medical Holdings
                  Corp. (a)                         1,618,400
       21,732  Surgery Partners, Inc. (a)             402,042
        7,445  Surgical Care Affiliates,
                  Inc. (a)                            420,643
       14,719  U.S. Physical Therapy, Inc.          1,032,538
                                              ---------------
                                                   15,943,000
                                              ---------------
               HEALTH CARE TECHNOLOGY
                  -- 0.2%
       23,276  Evolent Health, Inc.,
                  Class A (a)                         423,623
       18,967  HMS Holdings Corp. (a)                 344,441
       10,164  Omnicell, Inc. (a)                     364,888
                                              ---------------
                                                    1,132,952
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.0%
       77,409  Belmond Ltd., Class A (a)      $     1,072,115
       17,529  BJ's Restaurants, Inc. (a)             623,156
       38,210  Bloomin' Brands, Inc.                  653,773
       17,078  Boyd Gaming Corp. (a)                  347,025
       81,051  Caesars Entertainment
                  Corp. (a) (b)                       725,406
        4,580  Churchill Downs, Inc.                  656,543
       24,002  ClubCorp Holdings, Inc.                396,033
       18,353  Dave & Buster's Entertainment,
                  Inc. (a)                            999,504
      107,394  Denny's Corp. (a)                    1,306,985
       24,934 Hyatt Hotels Corp., Class A (a) 1,364,139 46,804 International Speedway Corp.,
                  Class A                           1,715,367
       48,482  La Quinta Holdings, Inc. (a)           685,051
       12,182  Marriott Vacations Worldwide
                  Corp.                             1,053,499
       24,978  Penn National Gaming, Inc. (a)         344,197
       34,279  Planet Fitness, Inc., Class A          721,230
       11,393  Popeyes Louisiana Kitchen,
                  Inc. (a)                            719,924
      123,025  Scientific Games Corp.,
                  Class A (a)                       2,091,425
       18,200  SeaWorld Entertainment, Inc.           329,602
       11,642  Wingstop, Inc.                         331,448
                                              ---------------
                                                   16,136,422
                                              ---------------
               HOUSEHOLD DURABLES -- 2.6%
        6,898  Cavco Industries, Inc. (a)             677,728
       37,391  Ethan Allen Interiors, Inc.          1,088,078
       41,701  Installed Building Products,
                  Inc. (a)                          1,705,571
       29,470  iRobot Corp. (a)                     1,784,703
      108,941  KB Home                              1,784,454
       44,378  La-Z-Boy, Inc.                       1,269,211
       53,697  M.D.C. Holdings, Inc.                1,451,967
       49,492  Meritage Homes Corp. (a)             1,818,831
       48,383  TopBuild Corp. (a)                   1,795,493
       30,005  TRI Pointe Group, Inc. (a)             368,161
        5,339  Universal Electronics,
                  Inc. (a)                            317,671
                                              ---------------
                                                   14,061,868
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       55,738  Central Garden & Pet Co.,
                  Class A (a)                       1,715,616
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.4%
       40,721  Dynegy, Inc. (a)                       388,885
      109,008  NRG Yield, Inc., Class C             1,847,686
                                              ---------------
                                                    2,236,571
                                              ---------------
               INSURANCE -- 4.0%
       76,550  Ambac Financial Group,
                  Inc. (a)                          1,601,426
       15,283  American Equity Investment
                  Life Holding Co.                    360,679
        5,522  AMERISAFE, Inc.                        348,162


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       26,136  Argo Group International
                  Holdings Ltd.               $     1,671,397
       34,794  Employers Holdings, Inc.             1,268,241
       13,225  FBL Financial Group, Inc.,
                  Class A                             923,105
       16,096  Horace Mann Educators Corp.            665,570
       15,676  Infinity Property & Casualty
                  Corp.                             1,361,461
       24,873  James River Group Holdings
                  Ltd.                                986,214
        7,778  Kemper Corp.                           336,010
       98,703  Maiden Holdings Ltd.                 1,751,978
      160,970  MBIA, Inc. (a)                       1,641,894
       55,136  National General Holdings
                  Corp.                             1,350,281
       17,554  Navigators Group (The), Inc.           985,657
       18,696  Safety Insurance Group, Inc.         1,340,503
       22,429  Stewart Information Services
                  Corp.                               979,699
      149,123  Third Point Reinsurance Ltd.
                  (a)                               1,707,458
       21,020  United Fire Group, Inc.                992,144
       60,648  Universal Insurance Holdings,
                  Inc.                              1,585,945
                                              ---------------
                                                   21,857,824
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.7%
       58,484  Etsy, Inc. (a)                         737,483
       49,706  Nutrisystem, Inc.                    1,642,783
       20,592  Shutterfly, Inc. (a)                 1,056,988
        9,829  Wayfair, Inc., Class A (a) (b)         408,493
                                              ---------------
                                                    3,845,747
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 2.0%
       24,755  Alarm.com Holdings, Inc. (a)           670,613
       74,083  Endurance International Group
                  Holdings, Inc. (a)                  570,439
        9,775  Envestnet, Inc. (a)                    369,495
       59,908  GTT Communications, Inc. (a)         1,692,401
       10,702  LogMeIn, Inc.                        1,156,886
       14,415  NIC, Inc.                              347,401
       11,938  Q2 Holdings, Inc. (a)                  379,032
       32,041  Quotient Technology, Inc. (a)          341,237
       14,497  Shutterstock, Inc. (a)                 779,939
        4,932  SPS Commerce, Inc. (a)                 340,308
        9,015  Stamps.com, Inc. (a) (b)             1,095,773
      110,229  TrueCar, Inc. (a) (b)                1,449,511
       48,861  Web.com Group, Inc. (a)                925,916
       18,069  Yelp, Inc. (a)                         754,923
                                              ---------------
                                                   10,873,874
                                              ---------------
               IT SERVICES -- 1.6%
       18,287  Blackhawk Network Holdings,
                  Inc. (a)                            652,846
       21,350  CSG Systems International, Inc.      1,033,340
       19,410  EVERTEC, Inc.                          330,940
        6,830  ExlService Holdings, Inc. (a)          313,839


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               IT SERVICES (CONTINUED)
       32,611  ManTech International Corp.,
                  Class A                     $     1,269,872
      101,093  Square, Inc., Class A (a)            1,477,980
       59,680  Sykes Enterprises, Inc. (a)          1,666,862
       33,885  TeleTech Holdings, Inc.              1,002,996
       41,141  Virtusa Corp. (a)                    1,048,273
                                              ---------------
                                                    8,796,948
                                              ---------------
               LEISURE PRODUCTS -- 0.5%
       16,340  American Outdoor Brands
                  Corp. (a) (b)                       348,042
       94,289  Callaway Golf Co.                    1,068,294
       26,145  Sturm Ruger & Co., Inc. (b)          1,379,149
                                              ---------------
                                                    2,795,485
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.1%
       12,773  Cambrex Corp. (a)                      669,944
                                              ---------------
               MACHINERY -- 6.0%
       18,106  Alamo Group, Inc.                    1,369,357
       14,880  Albany International Corp.,
                  Class A                             706,056
       38,028  American Railcar Industries,
                  Inc. (b)                          1,693,767
       20,427  Astec Industries, Inc.               1,429,482
       29,060  Barnes Group, Inc.                   1,398,658
       46,425  Briggs & Stratton Corp.              1,005,566
        5,307  CIRCOR International, Inc.             330,520
       30,402  ESCO Technologies, Inc.              1,769,396
       88,269  Federal Signal Corp.                 1,371,700
       26,565  Franklin Electric Co., Inc.          1,071,898
       41,451  Greenbrier (The) Cos.,
                  Inc. (b)                          1,813,481
       26,947  Hillenbrand, Inc.                      984,913
       21,604  Hyster-Yale Materials Handling,
                  Inc.                              1,329,078
       20,041  John Bean Technologies Corp.         1,730,540
        4,617  Lindsay Corp. (b)                      347,845
       27,850  Lydall, Inc. (a)                     1,698,850
      110,941  Meritor, Inc. (a)                    1,600,879
       55,471  Milacron Holdings Corp. (a)            917,490
       25,863  Mueller Industries, Inc.             1,041,244
       51,764  Mueller Water Products, Inc.,
                  Class A                             696,743
       54,904  Navistar International
                  Corp. (a)                         1,497,232
       14,847  RBC Bearings, Inc. (a)               1,375,278
       21,490  SPX FLOW, Inc. (a)                     749,786
       11,766  Standex International Corp.          1,025,995
       17,238  Sun Hydraulics Corp.                   675,385
        9,675  Tennant Co.                            669,994
      108,874  Wabash National Corp.                1,921,626
                                              ---------------
                                                   32,222,759
                                              ---------------
               MARINE -- 0.3%
       38,936  Matson, Inc.                         1,388,458
                                              ---------------
               MEDIA -- 1.9%
       17,822  E.W. Scripps (The) Co.,
                  Class A (a)                         347,173
      177,378  Gannett Co., Inc.                    1,706,376


Page 50                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       16,780  Loral Space & Communications,
                  Inc. (a)                    $       683,785
        5,824  Meredith Corp.                         357,011
       48,065 MSG Networks, Inc., Class A (a) 1,115,108 107,716 New Media Investment Group,
                  Inc.                              1,641,592
       25,901  New York Times (The) Co.,
                  Class A                             349,663
       16,324  Nexstar Media Group, Inc.            1,067,590
       29,012  Scholastic Corp.                     1,328,169
       30,986  Sinclair Broadcast Group, Inc.,
                  Class A                           1,045,777
       19,298  Time, Inc.                             371,487
                                              ---------------
                                                   10,013,731
                                              ---------------
               METALS & MINING -- 1.3%
      168,692  AK Steel Holding Corp. (a)           1,363,031
       28,570  Carpenter Technology Corp.           1,143,372
      204,800  Cliffs Natural Resources,
                  Inc. (a)                          1,796,096
       47,448  Commercial Metals Co.                  969,363
       22,168  Kaiser Aluminum Corp.                1,739,301
                                              ---------------
                                                    7,011,163
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 1.2%
       20,726  Apollo Commercial Real Estate
                  Finance, Inc.                       360,840
      135,222  Capstead Mortgage Corp.              1,442,819
       50,391  Ladder Capital Corp.                   683,302
      109,706  MTGE Investment Corp.                1,744,325
       84,173  PennyMac Mortgage Investment
                  Trust                             1,426,732
       45,293  Redwood Trust, Inc.                    702,042
                                              ---------------
                                                    6,360,060
                                              ---------------
               MULTILINE RETAIL -- 0.6%
       27,476  Dillard's, Inc., Class A             1,550,745
       48,432  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                1,479,598
                                              ---------------
                                                    3,030,343
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.2%
       22,415  Callon Petroleum Co. (a)               342,501
       13,564  CVR Energy, Inc. (b)                   301,256
       24,737  Green Plains, Inc.                     556,583
       13,375  Matador Resources Co. (a)              352,164
       68,260  Oasis Petroleum, Inc. (a)              965,196
      449,701  Overseas Shipholding Group,
                  Inc., Class A                     2,208,032
       24,712  PBF Energy, Inc., Class A              573,071
        8,251  SemGroup Corp., Class A                327,565
       38,659  Synergy Resources Corp. (a)            332,854
       28,661  Whiting Petroleum Corp. (a)            317,851
                                              ---------------
                                                    6,277,073
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               PAPER & FOREST PRODUCTS
                  -- 1.6%
       76,550  Boise Cascade Co. (a)          $     1,898,440
       21,023  Clearwater Paper Corp. (a)           1,322,347
       62,490  KapStone Paper and Packaging
                  Corp.                             1,498,510
       12,127  Neenah Paper, Inc.                     996,233
       72,097  P.H. Glatfelter Co.                  1,759,888
       30,266  Schweitzer-Mauduit
                  International, Inc.               1,341,692
                                              ---------------
                                                    8,817,110
                                              ---------------
               PERSONAL PRODUCTS -- 0.5%
      136,695  Avon Products, Inc. (a)                802,399
       21,039  Inter Parfums, Inc.                    717,430
       11,818  Revlon, Inc., Class A (a)              395,312
       16,886  USANA Health Sciences,
                  Inc. (a)                          1,051,998
                                              ---------------
                                                    2,967,139
                                              ---------------
               PHARMACEUTICALS -- 0.3%
       15,624  Lannett Co., Inc. (a) (b)              314,824
       40,930  Supernus Pharmaceuticals,
                  Inc. (a)                          1,107,156
       10,807  Theravance Biopharma
                  Inc. (a) (b)                        323,778
                                              ---------------
                                                    1,745,758
                                              ---------------
               PROFESSIONAL SERVICES -- 2.0%
        5,683  CEB, Inc.                              434,465
        5,710  Exponent, Inc.                         331,466
       30,565  FTI Consulting, Inc. (a)             1,288,009
       34,004  Huron Consulting Group,
                  Inc. (a)                          1,540,381
       24,961  ICF International, Inc. (a)          1,297,972
       14,563  Insperity, Inc.                      1,041,255
       23,407  Korn/Ferry International               679,973
       52,633  Navigant Consulting, Inc. (a)        1,300,035
       23,399  On Assignment, Inc. (a)              1,059,507
       67,224  TriNet Group, Inc. (a)               1,709,506
       13,977  TrueBlue, Inc. (a)                     345,931
                                              ---------------
                                                   11,028,500
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       11,390  HFF, Inc., Class A                     338,055
       38,673  Marcus & Millichap, Inc. (a)           996,603
       18,455  RE/MAX Holdings, Inc.,
                  Class A                           1,034,403
                                              ---------------
                                                    2,369,061
                                              ---------------
               ROAD & RAIL -- 0.8%
       67,678  Heartland Express, Inc.              1,394,167
       42,422  Swift Transportation Co. (a)           968,494
       63,910  Werner Enterprises, Inc.             1,795,871
                                              ---------------
                                                    4,158,532
                                              ---------------


                        See Notes to Financial Statements                Page 51

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 2.4%
       18,876  Advanced Energy Industries,
                  Inc. (a)                    $     1,110,664
      130,607  Amkor Technology, Inc. (a)           1,229,012
       16,357  Cabot Microelectronics Corp.         1,104,261
       40,256  Diodes, Inc. (a)                     1,001,972
       15,441  Inphi Corp. (a)                        707,507
       14,886  MACOM Technology Solutions
                  Holdings, Inc. (a)                  707,829
       63,203  MaxLinear, Inc., Class A (a)         1,616,733
       15,232  Power Integrations, Inc.             1,081,472
       25,013  Rambus, Inc. (a)                       324,669
       32,755  Semtech Corp. (a)                    1,079,277
       15,898  Silicon Laboratories, Inc. (a)       1,036,549
       19,288  Synaptics, Inc. (a)                  1,087,457
       15,589  Tessera Holding Corp.                  704,623
                                              ---------------
                                                   12,792,025
                                              ---------------
               SOFTWARE -- 1.0%
       24,090  8x8, Inc. (a)                          381,826
        8,354  BroadSoft, Inc. (a)                    350,868
       18,114  Ebix, Inc. (b)                       1,005,327
       15,124  Gigamon, Inc. (a)                      501,361
        1,747  MicroStrategy, Inc.,
                  Class A (a)                         351,671
       38,272  Pegasystems, Inc.                    1,484,954
       32,365  Progress Software Corp.                906,867
        8,996  Synchronoss Technologies,
                  Inc. (a)                            346,526
       16,482  TiVo Corp. (a)                         311,510
                                              ---------------
                                                    5,640,910
                                              ---------------
               SPECIALTY RETAIL -- 5.7%
       53,841  Aaron's, Inc.                        1,665,841
      143,530  Abercrombie & Fitch Co.,
                  Class A                           1,666,383
       16,747  Asbury Automotive Group,
                  Inc. (a)                          1,098,603
      278,247  Ascena Retail Group, Inc. (a)        1,338,368
      123,579  Barnes & Noble, Inc.                 1,260,506
       75,543  Buckle (The), Inc. (b)               1,597,734
       52,479  Caleres, Inc.                        1,613,729
       57,260  Cato (The) Corp., Class A            1,453,831
       71,813  Chico's FAS, Inc.                      968,757
       17,062  Children's Place (The), Inc.         1,655,014
       76,041  DSW, Inc., Class A                   1,609,028
      160,068  Express, Inc. (a)                    1,701,523
       18,312  Finish Line (The), Inc.,
                  Class A                             314,966
       27,735  Genesco, Inc. (a)                    1,669,647
      156,010  GNC Holdings, Inc., Class A (b)      1,383,809
       13,259  Group 1 Automotive, Inc.             1,071,195
      142,343  Guess?, Inc.                         1,817,720
       46,178  Hibbett Sports, Inc. (a)             1,523,874
       14,231  Lithia Motors, Inc., Class A         1,467,501
      381,055  Office Depot, Inc.                   1,695,695
       24,261  Party City Holdco, Inc. (a)            350,571
       33,659  RH (a) (b)                             909,466


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       30,460  Select Comfort Corp. (a)       $       614,683
       35,238  Tile Shop Holdings, Inc. (a)           673,046
                                              ---------------
                                                   31,121,490
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
       41,088  Diebold Nixdorf, Inc.                1,117,593
        7,853  Electronics For Imaging,
                  Inc. (a)                            352,914
       49,120  Super Micro Computer, Inc. (a)       1,299,224
                                              ---------------
                                                    2,769,731
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.4%
       31,097  Deckers Outdoor Corp. (a)            1,791,187
       66,601  Fossil Group, Inc. (a)               1,702,988
       58,267  G-III Apparel Group Ltd. (a)         1,530,091
       22,915  Oxford Industries, Inc.              1,260,783
       28,908  Steven Madden Ltd. (a)               1,017,562
                                              ---------------
                                                    7,302,611
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.0%
       74,888  Beneficial Bancorp, Inc.             1,336,751
       24,131  BofI Holding, Inc. (a) (b)             711,865
       41,854  Capitol Federal Financial, Inc.        646,644
       53,210  Essent Group Ltd. (a)                1,839,470
       25,572  Flagstar Bancorp, Inc. (a)             658,990
       66,460  Kearny Financial Corp.               1,013,515
        6,799  LendingTree, Inc. (a)                  760,808
       54,678  Meridian Bancorp, Inc.               1,030,680
       19,074  Nationstar Mortgage Holdings,
                  Inc. (a) (b)                        346,002
       19,105  Northwest Bancshares, Inc.             326,122
       22,722  PHH Corp. (a)                          331,287
       24,344  Provident Financial Services,
                  Inc.                                644,386
       29,729  WSFS Financial Corp.                 1,346,724
                                              ---------------
                                                   10,993,244
                                              ---------------
               TOBACCO -- 0.3%
       27,015  Universal Corp.                      1,837,020
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.7%
       82,607  Aircastle Ltd.                       1,842,136
       35,332  BMC Stock Holdings, Inc. (a)           660,708
       27,969  GATX Corp. (b)                       1,617,168
       21,120  Kaman Corp.                          1,067,194
       53,995  Rush Enterprises, Inc.,
                  Class A (a)                       1,768,336
       87,209  Triton International Ltd.            2,122,667
                                              ---------------
                                                    9,078,209
                                              ---------------
               WATER UTILITIES -- 0.4%
       10,164  California Water Service Group         350,658
       30,767  SJW Group                            1,541,427
                                              ---------------
                                                    1,892,085
                                              ---------------


Page 52                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       12,619  Shenandoah
                  Telecommunications Co.      $       343,868
       39,395  United States Cellular
                  Corp. (a)                         1,756,623
                                              ---------------
                                                    2,100,491
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        540,917,854
               (Cost $479,785,108)            ---------------

               MONEY MARKET FUNDS -- 1.1%
    5,222,372  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (d) (e)                     5,222,372
      870,553  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (d)                   870,553
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.1%                           6,092,925
               (Cost $6,092,925)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.3%
$   2,802,773  JPMorgan Chase & Co.,
                  0.44% (d), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $2,802,807. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.000%, due
                  08/31/21. The value of the
                  collateral including accrued
                  interest is $2,882,910. (e)       2,802,773

    9,653,637  RBC Capital Markets LLC,
                  0.50% (d), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $9,653,771. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $9,870,142. (e)       9,653,637
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 2.3%               12,456,410
               (Cost $12,456,410)             ---------------

               TOTAL INVESTMENTS -- 103.3%        559,467,189
               (Cost $498,334,443) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.3)%           (17,892,662)
                                              ---------------
               NET ASSETS -- 100.0%           $   541,574,527
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $17,344,669 and the total value of the collateral held by the Fund is $17,678,782.

(c) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the six months ended January 31, 2017, the Fund received 195 PIK shares of Summit Materials, Inc., Class A.

(d)   Interest rate shown reflects yield as of January 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $71,794,214 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,661,468.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $  540,917,854   $        --   $       --
Money Market Funds         6,092,925            --           --
Repurchase Agreements             --    12,456,410           --
                      -----------------------------------------
Total Investments     $  547,010,779   $12,456,410   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Financial Statements                Page 53

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    17,344,669
Non-cash Collateral(2)                            (17,344,669)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    12,456,410
Non-cash Collateral(4)                            (12,456,410)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.2%
        9,532  General Dynamics Corp.         $     1,726,055
       36,445  Rockwell Collins, Inc.               3,307,748
      139,235  Textron, Inc.                        6,595,562
                                              ---------------
                                                   11,629,365
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.7%
       22,466  C.H. Robinson Worldwide, Inc.        1,708,764
       31,076  Expeditors International of
                  Washington, Inc.                  1,618,438
       18,157  FedEx Corp.                          3,433,670
                                              ---------------
                                                    6,760,872
                                              ---------------
               AIRLINES -- 3.9%
       76,201  Alaska Air Group, Inc.               7,149,178
      144,811  American Airlines Group, Inc.        6,407,887
      171,812  Delta Air Lines, Inc.                8,116,399
      135,659  Southwest Airlines Co.               7,096,322
      115,964  United Continental Holdings,
                  Inc. (a)                          8,171,983
                                              ---------------
                                                   36,941,769
                                              ---------------
               AUTO COMPONENTS -- 1.7%
      219,021  Goodyear Tire & Rubber (The)
                  Co.                               7,094,090
       63,846  Lear Corp.                           9,071,878
                                              ---------------
                                                   16,165,968
                                              ---------------
               AUTOMOBILES -- 2.0%
      699,498  Ford Motor Co.                       8,645,795
      242,582  General Motors Co.                   8,880,927
       28,210  Harley-Davidson, Inc.                1,609,099
                                              ---------------
                                                   19,135,821
                                              ---------------
               BANKS -- 6.1%
      152,970  Bank of America Corp.                3,463,241
       71,897  BB&T Corp.                           3,320,922
      113,769  Citigroup, Inc.                      6,351,723
      138,577  Citizens Financial Group, Inc.       5,012,330
      250,694  Fifth Third Bancorp                  6,543,113
      124,496  Huntington Bancshares, Inc.          1,684,431
       57,220  JPMorgan Chase & Co.                 4,842,529
       90,084  KeyCorp                              1,618,810
       10,522  M&T Bank Corp.                       1,710,562
       42,214  PNC Financial Services Group
                  (The), Inc.                       5,085,098
      470,837  Regions Financial Corp.              6,784,761
       90,017  SunTrust Banks, Inc.                 5,114,766
       32,039  U.S. Bancorp                         1,686,853
       89,593  Wells Fargo & Co.                    5,046,774
                                              ---------------
                                                   58,265,913
                                              ---------------
               CAPITAL MARKETS -- 4.3%
       33,981  Affiliated Managers Group,
                  Inc. (a)                          5,177,345
       30,473  Ameriprise Financial, Inc.           3,421,204
       71,352  Bank of New York Mellon
                  (The) Corp.                       3,191,575
      213,529  Franklin Resources, Inc.             8,485,642


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        6,874  Goldman Sachs Group (The),
                  Inc.                        $     1,576,346
      162,738  Invesco Ltd.                         4,706,383
      116,864  Morgan Stanley                       4,965,551
       63,528  State Street Corp.                   4,840,834
       65,605  T. Rowe Price Group, Inc.            4,424,401
                                              ---------------
                                                   40,789,281
                                              ---------------
               CHEMICALS -- 2.6%
       20,903  Celanese Corp., Series A             1,764,213
       89,897  Eastman Chemical Co.                 6,967,017
       78,821  LyondellBasell Industries
                  N.V., Class A                     7,351,635
      288,154  Mosaic (The) Co.                     9,039,391
                                              ---------------
                                                   25,122,256
                                              ---------------
               COMMERCIAL SERVICES
                  & SUPPLIES -- 0.4%
       43,881  Stericycle, Inc. (a)                 3,384,980
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
      223,734  Cisco Systems, Inc.                  6,873,108
      174,715  Juniper Networks, Inc.               4,678,868
                                              ---------------
                                                   11,551,976
                                              ---------------
               CONSUMER FINANCE -- 2.9%
      444,349  Ally Financial, Inc.                 9,384,651
       45,635  American Express Co.                 3,485,601
       96,877  Capital One Financial Corp.          8,466,081
       46,895  Discover Financial Services          3,248,885
       93,207  Synchrony Financial                  3,338,675
                                              ---------------
                                                   27,923,893
                                              ---------------
               DISTRIBUTORS -- 0.2%
       17,227  Genuine Parts Co.                    1,667,746
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
       41,484  Berkshire Hathaway, Inc.,
                  Class B (a)                       6,809,184
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.7%
      158,977  AT&T, Inc.                           6,702,470
      355,403  CenturyLink, Inc.                    9,190,722
                                              ---------------
                                                   15,893,192
                                              ---------------
               ELECTRIC UTILITIES -- 6.2%
       26,142  American Electric Power Co.,
                  Inc.                              1,674,656
       87,105  Duke Energy Corp.                    6,841,227
       68,587  Edison International                 4,998,621
      115,033  Entergy Corp.                        8,240,964
       89,399  Eversource Energy                    4,945,553
      238,139  Exelon Corp.                         8,544,427
      159,426  FirstEnergy Corp.                    4,833,796
       81,249  PG&E Corp.                           5,028,501
      198,568  PPL Corp.                            6,918,109
      166,124  Xcel Energy, Inc.                    6,864,244
                                              ---------------
                                                   58,890,098
                                              ---------------


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 1.3%
       69,559  AMETEK, Inc.                   $     3,554,465
      100,778  Eaton Corp. PLC                      7,133,067
       29,521  Emerson Electric Co.                 1,731,702
                                              ---------------
                                                   12,419,234
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.7%
      348,227  Corning, Inc.                        9,224,533
       97,592  TE Connectivity Ltd.                 7,255,965
                                              ---------------
                                                   16,480,498
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.8%
      448,596  Host Hotels & Resorts, Inc.          8,106,130
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 2.8%
       62,572  CVS Health Corp.                     4,931,299
      143,072  Kroger (The) Co.                     4,858,725
       40,849  Walgreens Boots Alliance, Inc.       3,347,167
       97,817  Wal-Mart Stores, Inc.                6,528,307
      219,804  Whole Foods Market, Inc.             6,642,477
                                              ---------------
                                                   26,307,975
                                              ---------------
               FOOD PRODUCTS -- 1.5%
      148,111  Archer-Daniels-Midland Co.           6,555,393
      116,993  Bunge Ltd.                           8,097,085
                                              ---------------
                                                   14,652,478
                                              ---------------
               GAS UTILITIES -- 0.7%
       45,592  Atmos Energy Corp.                   3,473,199
       73,365  UGI Corp.                            3,401,935
                                              ---------------
                                                    6,875,134
                                              ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 1.1%
      190,605  Baxter International, Inc.           9,131,886
       20,700  Varian Medical Systems,
                  Inc. (a)                          1,607,355
                                              ---------------
                                                   10,739,241
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 4.3%
       27,261  Aetna, Inc.                          3,233,427
       21,047  AmerisourceBergen Corp.              1,836,982
       34,342  Anthem, Inc.                         5,293,476
       22,869  Cardinal Health, Inc.                1,714,260
       76,909  DaVita, Inc. (a)                     4,902,949
       98,287  Express Scripts Holding Co. (a)      6,770,009
       24,071  McKesson Corp.                       3,349,480
       53,727  Quest Diagnostics, Inc.              4,938,586
       79,445  Universal Health Services,
                  Inc., Class B                     8,947,890
                                              ---------------
                                                   40,987,059
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.9%
       46,076  Aramark                              1,559,212
      162,341  Carnival Corp.                       8,990,445
       46,489  Darden Restaurants, Inc.             3,406,714


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       41,428  Hilton Worldwide Holdings,
                  Inc.                        $     2,385,424
       30,815  Las Vegas Sands Corp.                1,620,253
      158,977  Norwegian Cruise Line
                  Holdings Ltd. (a)                 7,471,919
      103,015  Royal Caribbean Cruises Ltd.         9,645,294
       21,550  Wyndham Worldwide Corp.              1,703,743
                                              ---------------
                                                   36,783,004
                                              ---------------
               HOUSEHOLD DURABLES -- 4.9%
      309,240  D.R. Horton, Inc.                    9,249,368
      101,823  Garmin Ltd.                          4,917,033
      196,867  Lennar Corp., Class A                8,790,112
       33,859  Mohawk Industries, Inc. (a)          7,308,127
      459,820  PulteGroup, Inc.                     9,890,728
       37,196  Whirlpool Corp.                      6,505,208
                                              ---------------
                                                   46,660,576
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
       19,575  Procter & Gamble (The) Co.           1,714,770
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.2%
      141,637  AES (The) Corp.                      1,620,327
                                              ---------------
               INSURANCE -- 8.9%
       70,942  Aflac, Inc.                          4,965,231
        8,120  Alleghany Corp. (a)                  4,965,948
       45,610  Allstate (The) Corp.                 3,430,328
       25,200  American International Group,
                  Inc.                              1,619,352
       39,178  Arch Capital Group Ltd. (a)          3,461,376
       65,060  Arthur J. Gallagher & Co.            3,502,180
       12,458  Chubb Ltd.                           1,638,102
       39,054  Everest Re Group, Ltd.               8,589,146
      199,092  FNF Group                            7,039,893
      103,620  Hartford Financial Services
                  Group (The), Inc.                 5,047,330
       74,506  Lincoln National Corp.               5,029,900
       30,541  MetLife, Inc.                        1,661,736
       58,427  Principal Financial Group, Inc.      3,335,598
       64,975  Prudential Financial, Inc.           6,829,522
       22,312  Torchmark Corp.                      1,640,825
       55,230  Travelers (The) Cos., Inc.           6,504,989
      153,908  Unum Group                           6,992,041
      226,826  XL Group Ltd.                        8,521,853
                                              ---------------
                                                   84,775,350
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.8%
      423,000  Liberty Interactive Corp. QVC
                  Group, Class A (a)                8,113,140
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.6%
       24,682  Akamai Technologies, Inc. (a)        1,692,938
      113,862  eBay, Inc. (a)                       3,624,228
                                              ---------------
                                                    5,317,166
                                              ---------------


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES -- 1.3%
       60,336  Cognizant Technology Solutions
                  Corp., Class A (a)          $     3,173,070
       29,747  International Business Machines
                  Corp.                             5,191,446
      227,325  Western Union (The) Co.              4,451,024
                                              ---------------
                                                   12,815,540
                                              ---------------
               LEISURE PRODUCTS -- 0.2%
       59,740  Mattel, Inc.                         1,565,785
                                              ---------------
               MACHINERY -- 1.3%
       24,735  Cummins, Inc.                        3,636,292
       45,116  Dover Corp.                          3,507,769
       11,757  Parker-Hannifin Corp.                1,729,807
       19,739  Snap-on, Inc.                        3,583,221
                                              ---------------
                                                   12,457,089
                                              ---------------
               MEDIA -- 2.5%
       25,869  CBS Corp., Class B                   1,668,292
      308,337  Discovery Communications,
                  Inc., Class A (a)                 8,741,354
      294,994  News Corp., Class A                  3,625,476
       58,694  Twenty-First Century Fox, Inc.,
                  Class A                           1,841,818
      192,626  Viacom, Inc., Class B                8,117,259
                                              ---------------
                                                   23,994,199
                                              ---------------
               METALS & MINING -- 1.3%
      300,982  Alcoa Corp.                         10,970,794
       27,652  Nucor Corp.                          1,606,305
                                              ---------------
                                                   12,577,099
                                              ---------------
               MULTILINE RETAIL -- 2.1%
      171,152  Kohl's Corp.                         6,816,984
      137,879  Macy's, Inc.                         4,072,946
       70,533  Nordstrom, Inc. (b)                  3,118,969
       93,606  Target Corp.                         6,035,715
                                              ---------------
                                                   20,044,614
                                              ---------------
               MULTI-UTILITIES -- 3.7%
      128,884  Ameren Corp.                         6,785,743
       91,766  Consolidated Edison, Inc.            6,822,802
       50,123  DTE Energy Co.                       4,944,133
      223,010  NiSource, Inc.                       4,988,734
      154,085  Public Service Enterprise
                  Group, Inc.                       6,818,261
       49,060  Sempra Energy                        5,023,253
                                              ---------------
                                                   35,382,926
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.9%
       28,722  Chevron Corp.                        3,198,195
       32,825  ConocoPhillips                       1,600,547
       18,233  Exxon Mobil Corp.                    1,529,566
      285,238  Marathon Oil Corp.                   4,777,736
      134,283  Marathon Petroleum Corp.             6,452,298
       39,123  Phillips 66                          3,193,219
       96,643  Tesoro Corp.                         7,813,587
      123,706  Valero Energy Corp.                  8,134,907
                                              ---------------
                                                   36,700,055
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               PHARMACEUTICALS -- 0.2%
       43,141  Mylan N.V. (a)                 $     1,641,515
                                              ---------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 0.2%
       52,263  CBRE Group, Inc., Class A (a)        1,586,705
                                              ---------------
               ROAD & RAIL -- 2.8%
       18,293  AMERCO                               6,890,424
      137,418  CSX Corp.                            6,374,821
       58,192  Kansas City Southern                 4,999,275
       45,688  Norfolk Southern Corp.               5,366,512
       32,605  Union Pacific Corp.                  3,475,041
                                              ---------------
                                                   27,106,073
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 1.9%
      233,015  Intel Corp.                          8,579,612
       42,670  Maxim Integrated Products, Inc.      1,897,962
      154,223  Micron Technology, Inc. (a)          3,718,317
       75,729  QUALCOMM, Inc.                       4,046,200
                                              ---------------
                                                   18,242,091
                                              ---------------
               SOFTWARE -- 2.1%
      212,818  CA, Inc.                             6,654,819
       87,922  Oracle Corp.                         3,526,551
      353,769  Symantec Corp.                       9,746,336
                                              ---------------
                                                   19,927,706
                                              ---------------
               SPECIALTY RETAIL -- 2.7%
      198,067  Best Buy Co., Inc.                   8,817,943
       69,650  Foot Locker, Inc.                    4,773,811
      376,626  Gap (The), Inc.                      8,673,697
       43,660  Tiffany & Co.                        3,436,915
                                              ---------------
                                                   25,702,366
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.7%
       42,630  Apple, Inc.                          5,173,150
      365,234  Hewlett Packard Enterprise Co.       8,283,507
      227,802  HP, Inc.                             3,428,420
       43,117  Seagate Technology PLC               1,946,733
      968,101  Xerox Corp.                          6,708,940
                                              ---------------
                                                   25,540,750
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.3%
       96,534  Coach, Inc.                          3,605,545
       93,657  PVH Corp.                            8,785,963
                                              ---------------
                                                   12,391,508
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.2%
        7,086  W.W. Grainger, Inc.                  1,789,711
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        951,950,128
               (Cost $858,676,249)            ---------------


                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
      245,345  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)               $       245,345
      777,270  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.41% (c)                   777,270
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.1%                           1,022,615
               (Cost $1,022,615)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     131,673  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $131,675.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.000%, due 08/31/21. The
                  value of the collateral
                  including accrued interest
                  is $135,438. (d)                    131,673

      453,523  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $453,530.
                  Collateralized by U.S.
                  Treasury Note, interest
                  rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $463,695. (d)           453,523
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.1%                  585,196
               (Cost $585,196)                ---------------

               TOTAL INVESTMENTS -- 100.1%        953,557,939
               (Cost $860,284,060) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (980,878)
                                              ---------------
               NET ASSETS -- 100.0%           $   952,577,061
                                              ===============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $823,465 and the total value of the collateral held by the Fund is $830,541.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $108,792,128 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,518,249.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $  951,950,128   $        --   $       --
Money Market Funds         1,022,615            --           --
Repurchase Agreements             --       585,196           --
                      -----------------------------------------
Total Investments     $  952,972,743   $   585,196   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


Page 58                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       823,465
Non-cash Collateral(2)                               (823,465)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       585,196
Non-cash Collateral(4)                               (585,196)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 59

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.7%
       28,075  Huntington Ingalls Industries,
                  Inc.                        $     5,445,427
       20,691  Lockheed Martin Corp.                5,200,269
       22,241  Northrop Grumman Corp.               5,094,969
       36,425  Raytheon Co.                         5,251,028
        4,048  TransDigm Group, Inc.                  875,987
                                              ---------------
                                                   21,867,680
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.8%
       45,111  United Parcel Service, Inc.,
                  Class B                           4,922,963
                                              ---------------
               AUTOMOBILES -- 0.6%
       14,137  Tesla, Inc. (a) (b)                  3,561,534
                                              ---------------
               BANKS -- 0.9%
       56,130  First Republic Bank                  5,294,743
                                              ---------------
               BEVERAGES -- 0.9%
        6,571  Constellation Brands, Inc.,
                  Class A                             984,073
       22,816  Dr Pepper Snapple Group, Inc.        2,080,819
       19,771  PepsiCo, Inc.                        2,051,835
                                              ---------------
                                                    5,116,727
                                              ---------------
               BIOTECHNOLOGY -- 2.7%
       48,252  AbbVie, Inc.                         2,948,680
       37,219  Alkermes PLC (b)                     2,013,920
        7,298  Biogen, Inc. (b)                     2,023,297
       35,749  Celgene Corp. (b)                    4,152,246
       30,136  Incyte Corp. (b)                     3,652,785
        2,742  Regeneron Pharmaceuticals,
                  Inc. (b)                            985,173
                                              ---------------
                                                   15,776,101
                                              ---------------
               BUILDING PRODUCTS -- 0.7%
       38,698  Fortune Brands Home &
                  Security, Inc.                    2,133,421
       65,424  Masco Corp.                          2,155,721
                                              ---------------
                                                    4,289,142
                                              ---------------
               CAPITAL MARKETS -- 3.4%
       35,869  CME Group, Inc.                      4,343,018
       73,332  Intercontinental Exchange, Inc.      4,279,656
       26,258  MSCI, Inc.                           2,172,849
       45,018  Nasdaq, Inc.                         3,175,570
       58,081  Northern Trust Corp.                 4,818,400
        9,367  S&P Global, Inc.                     1,125,726
                                              ---------------
                                                   19,915,219
                                              ---------------
               CHEMICALS -- 1.6%
       21,010  Air Products and Chemicals,
                  Inc.                              2,936,357
       48,069  Albemarle Corp.                      4,453,112
        8,591  Ecolab, Inc.                         1,032,037
        3,748  Sherwin-Williams (The) Co.           1,138,680
                                              ---------------
                                                    9,560,186
                                              ---------------
               COMMERCIAL SERVICES
                  & SUPPLIES -- 2.6%
       44,756  Cintas Corp.                         5,196,619
       90,656  Republic Services, Inc.              5,201,841


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMERCIAL SERVICES
                  & SUPPLIES (CONTINUED)
       72,936  Waste Management, Inc.         $     5,069,052
                                              ---------------
                                                   15,467,512
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
       35,740  F5 Networks, Inc. (b)                4,790,232
                                              ---------------
               CONSTRUCTION MATERIALS
                  -- 1.6%
       23,348  Martin Marietta Materials, Inc.      5,360,701
       33,060  Vulcan Materials Co.                 4,242,590
                                              ---------------
                                                    9,603,291
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 0.7%
       39,352  Crown Holdings, Inc. (b)             2,131,698
       45,627  Sealed Air Corp.                     2,212,909
                                              ---------------
                                                    4,344,607
                                              ---------------
               DISTRIBUTORS -- 0.5%
       98,581  LKQ Corp. (b)                        3,145,720
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
       56,603  Verizon Communications, Inc.         2,774,113
                                              ---------------
               ELECTRIC UTILITIES -- 1.2%
       54,602  Alliant Energy Corp.                 2,055,765
        8,432  NextEra Energy, Inc.                 1,043,207
       38,723  Pinnacle West Capital Corp.          3,006,067
       20,474  Southern (The) Co.                   1,012,030
                                              ---------------
                                                    7,117,069
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.2%
        4,360  Acuity Brands, Inc.                    903,523
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.9%
       76,966  Amphenol Corp., Class A              5,194,435
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                 -- 0.9%
       95,620  Halliburton Co.                      5,409,223
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.6%
       27,186  Alexandria Real Estate
                  Equities, Inc.                    3,012,752
        9,530  American Tower Corp.                   986,355
        5,688  AvalonBay Communities, Inc.            985,787
       11,983  Camden Property Trust                1,001,419
       21,057  Digital Realty Trust, Inc.           2,266,365
       37,918  Duke Realty Corp.                      922,545
        2,819  Equinix, Inc.                        1,085,259
        4,329  Essex Property Trust, Inc.             970,995
       10,287  Mid-America Apartment
                  Communities, Inc.                   976,751
       78,380  Prologis, Inc.                       3,828,863
       19,232  SL Green Realty Corp.                2,095,711
       27,613  UDR, Inc.                              965,074
       19,822  Vornado Realty Trust                 2,107,277
                                              ---------------
                                                   21,205,153
                                              ---------------


Page 60                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS -- 2.6%
       49,971  Campbell Soup Co.              $     3,109,695
       16,305  General Mills, Inc.                  1,018,736
       29,216  Hershey (The) Co.                    3,081,412
       28,935  Hormel Foods Corp.                   1,050,341
       24,178  Ingredion, Inc.                      3,099,378
       16,157  J.M. Smucker (The) Co.               2,194,928
       10,794  McCormick & Co., Inc.                1,031,367
       16,329  Tyson Foods, Inc., Class A           1,025,298
                                              ---------------
                                                   15,611,155
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 5.1%
       18,254  Becton, Dickinson and Co.            3,236,252
       13,447  C. R. Bard, Inc.                     3,191,376
       17,273  Cooper (The) Cos., Inc.              3,188,769
       38,813  Danaher Corp.                        3,257,187
       10,750  Edwards Lifesciences Corp. (b)       1,034,580
       75,313  Hologic, Inc. (b)                    3,052,436
       44,105  IDEXX Laboratories, Inc. (b)         5,395,365
        1,586  Intuitive Surgical, Inc. (b)         1,098,606
       33,341  ResMed, Inc.                         2,251,851
       34,536  Stryker Corp.                        4,266,232
                                              ---------------
                                                   29,972,654
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 2.7%
       17,827  Centene Corp. (b)                    1,127,914
       55,897  HCA Holdings, Inc. (b)               4,487,411
       13,632  Henry Schein, Inc. (b)               2,179,212
       23,536  Laboratory Corp. of America
                  Holdings (b)                      3,158,767
       32,314  UnitedHealth Group, Inc.             5,238,099
                                              ---------------
                                                   16,191,403
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.7%
       62,557  Marriott International, Inc.,
                  Class A                           5,292,322
       24,820  McDonald's Corp.                     3,042,187
       37,261  Starbucks Corp.                      2,057,553
       81,664  Yum! Brands, Inc.                    5,351,442
                                              ---------------
                                                   15,743,504
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.7%
       22,790  Church & Dwight Co., Inc.            1,030,564
       24,699  Spectrum Brands Holdings, Inc.       3,294,599
                                              ---------------
                                                    4,325,163
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 1.9%
       16,917  3M Co.                               2,957,430
       95,620  General Electric Co.                 2,839,914
       26,081  Honeywell International, Inc.        3,085,904
       11,298  Roper Technologies, Inc.             2,167,521
                                              ---------------
                                                   11,050,769
                                              ---------------
               INSURANCE -- 1.5%
       54,625  Cincinnati Financial Corp.           3,855,433
        2,286  Markel Corp. (b)                     2,114,550
       44,702  Marsh & McLennan Cos., Inc.          3,040,630
                                              ---------------
                                                    9,010,613
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.5%
        5,515  Amazon.com, Inc. (b)           $     4,541,492
       41,779  Netflix, Inc. (b)                    5,878,723
        2,823  Priceline Group (The), Inc. (b)      4,446,592
                                              ---------------
                                                   14,866,807
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.1%
        3,816  Alphabet, Inc., Class A (b)          3,129,845
       17,983  Facebook, Inc., Class A (b)          2,343,545
       26,043  Yahoo!, Inc. (b)                     1,147,715
                                              ---------------
                                                    6,621,105
                                              ---------------
               IT SERVICES -- 9.0%
       35,321  Accenture PLC, Class A               4,022,002
       22,636  Alliance Data Systems Corp.          5,169,610
       50,320 Automatic Data Processing, Inc. 5,081,817 62,405 Broadridge Financial Solutions,
                  Inc.                              4,151,805
       54,698  Fidelity National Information
                  Services, Inc.                    4,344,115
       38,931  Fiserv, Inc. (b)                     4,182,357
       51,168  Gartner, Inc. (b)                    5,084,052
       29,261  Mastercard, Inc., Class A            3,111,322
       49,630  Paychex, Inc.                        2,992,193
       76,548  PayPal Holdings, Inc. (b)            3,045,079
       40,369  Sabre Corp.                            989,040
       84,389  Total System Services, Inc.          4,276,835
       86,750  Vantiv, Inc., Class A (b)            5,399,320
       12,912  Visa, Inc., Class A                  1,067,952
                                              ---------------
                                                   52,917,499
                                              ---------------
               LEISURE PRODUCTS -- 0.7%
       53,191  Hasbro, Inc.                         4,388,789
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.6%
        9,889  Mettler-Toledo International,
                  Inc. (b)                          4,218,944
       54,403  Quintiles IMS Holdings,
                  Inc. (b)                          4,270,091
        7,135  Thermo Fisher Scientific, Inc.       1,087,303
                                              ---------------
                                                    9,576,338
                                              ---------------
               MACHINERY -- 2.7%
       33,787  Illinois Tool Works, Inc.            4,297,707
       68,921  Ingersoll-Rand PLC                   5,468,881
       18,041  Stanley Black & Decker, Inc.         2,237,084
       83,549  Xylem, Inc.                          4,119,801
                                              ---------------
                                                   16,123,473
                                              ---------------
               MEDIA -- 4.8%
       14,368  Charter Communications, Inc.,
                  Class A (b)                       4,654,513
       74,905  Comcast Corp., Class A               5,649,335
      176,739  Interpublic Group of Cos.
                  (The), Inc.                       4,158,669
       48,611  Omnicom Group, Inc.                  4,163,532
    1,162,230  Sirius XM Holdings, Inc. (a)         5,485,726
       39,703  Walt Disney (The) Co.                4,393,137
                                              ---------------
                                                   28,504,912
                                              ---------------


                        See Notes to Financial Statements                Page 61

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING -- 1.3%
      392,108  Freeport-McMoRan, Inc. (b)     $     6,528,598
       29,561  Newmont Mining Corp.                 1,072,473
                                              ---------------
                                                    7,601,071
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 0.4%
      207,496  Annaly Capital Management,
                  Inc.                              2,120,609
                                              ---------------
               MULTILINE RETAIL -- 1.0%
       40,793  Dollar General Corp.                 3,011,339
       39,149  Dollar Tree, Inc. (b)                3,021,912
                                              ---------------
                                                    6,033,251
                                              ---------------
               MULTI-UTILITIES -- 2.3%
      167,917  CenterPoint Energy, Inc.             4,401,105
       49,708  CMS Energy Corp.                     2,117,561
       27,011  Dominion Resources, Inc.             2,060,399
       28,232  SCANA Corp.                          1,939,538
       51,518  WEC Energy Group, Inc.               3,042,138
                                              ---------------
                                                   13,560,741
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.0%
       47,608  Apache Corp.                         2,847,911
       72,930  Cheniere Energy, Inc. (b)            3,475,115
       15,226  Cimarex Energy Co.                   2,058,707
        7,592  Concho Resources, Inc. (b)           1,058,628
       40,141  Continental Resources, Inc. (b)      1,949,247
      113,246  Devon Energy Corp.                   5,157,223
       90,085  ONEOK, Inc.                          4,964,584
       11,491  Pioneer Natural Resources Co.        2,071,023
                                              ---------------
                                                   23,582,438
                                              ---------------
               PHARMACEUTICALS -- 1.4%
       17,234  Bristol-Myers Squibb Co.               847,223
       17,957  Johnson & Johnson                    2,033,630
       35,140  Merck & Co., Inc.                    2,178,329
       56,447  Zoetis, Inc.                         3,101,198
                                              ---------------
                                                    8,160,380
                                              ---------------
               PROFESSIONAL SERVICES -- 0.3%
        8,515  Equifax, Inc.                          998,639
       12,410  Verisk Analytics, Inc. (b)           1,025,563
                                              ---------------
                                                    2,024,202
                                              ---------------
               ROAD & RAIL -- 0.9%
       53,277  J.B. Hunt Transport Services,
                  Inc.                              5,278,685
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 6.0%
       56,971  Analog Devices, Inc.                 4,269,407
      160,269  Applied Materials, Inc.              5,489,213
       48,916  Lam Research Corp.                   5,618,492
       48,453  NVIDIA Corp.                         5,290,098
       57,300  Qorvo, Inc. (b)                      3,679,233
       27,709  Skyworks Solutions, Inc.             2,542,024
       56,704  Texas Instruments, Inc.              4,283,420
       68,538  Xilinx, Inc.                         3,988,912
                                              ---------------
                                                   35,160,799
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE -- 5.9%
       29,349  Adobe Systems, Inc. (b)        $     3,327,590
       10,887  ANSYS, Inc. (b)                      1,015,322
       40,827  Autodesk, Inc. (b)                   3,320,868
       86,645  CDK Global, Inc.                     5,419,645
       46,327  Citrix Systems, Inc. (b)             4,224,559
       26,264  Electronic Arts, Inc. (b)            2,191,205
       36,101  Intuit, Inc.                         4,280,856
       48,621  Microsoft Corp.                      3,143,348
       14,713  salesforce.com, Inc. (b)             1,163,798
       27,832  ServiceNow, Inc. (b)                 2,522,136
       70,292  Synopsys, Inc. (b)                   4,420,664
                                              ---------------
                                                   35,029,991
                                              ---------------
               SPECIALTY RETAIL -- 5.4%
        5,242  AutoZone, Inc. (b)                   3,800,345
       30,862  Home Depot (The), Inc.               4,245,994
       15,294  L Brands, Inc.                         920,852
       29,087  Lowe's Cos., Inc.                    2,125,678
       14,860  O'Reilly Automotive, Inc. (b)        3,897,332
       78,843  Ross Stores, Inc.                    5,212,311
       55,075  TJX (The) Cos., Inc.                 4,126,219
       27,290  Tractor Supply Co.                   2,010,454
       20,287  Ulta Beauty, Inc. (b)                5,523,744
                                              ---------------
                                                   31,862,929
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.2%
       19,815  NIKE, Inc., Class B                  1,048,214
                                              ---------------
               TOBACCO -- 0.4%
       30,596  Altria Group, Inc.                   2,177,823
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.7%
       88,070  Fastenal Co.                         4,375,318
                                              ---------------
               WATER UTILITIES -- 0.4%
       28,588  American Water Works Co., Inc.       2,099,503
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 1.0%
       89,930  T-Mobile US, Inc. (b)                5,599,941
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       590,879,252
               (Cost $540,464,183)            ---------------

               MONEY MARKET FUNDS -- 0.3%
    2,140,948  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                     2,140,948
               (Cost $2,140,948)              ---------------


Page 62                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.9%
$   1,149,016  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $1,149,030. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.000%, due
                  08/31/21. The value of the
                  collateral including accrued
                  interest is
                  $1,181,869. (d)             $     1,149,016

    3,957,576  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $3,957,631. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is
                  $4,046,334. (d)                   3,957,576
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.9%                5,106,592
               (Cost $5,106,592)              ---------------

               TOTAL INVESTMENTS -- 101.2%        598,126,792
               (Cost $547,711,723) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%            (7,029,538)
                                              ---------------
               NET ASSETS -- 100.0%           $   591,097,254
                                              ===============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,958,366 and the total value of the collateral held by the Fund is $7,247,540.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $54,486,065 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,070,996.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $  590,879,252   $        --   $       --
Money Market Funds         2,140,948            --           --
Repurchase Agreements             --     5,106,592           --
                      -----------------------------------------
Total Investments     $  593,020,200   $ 5,106,592   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Financial Statements                Page 63

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     6,958,366
Non-cash Collateral(2)                             (6,958,366)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
Statements of Assets and Liabilities(3)       $     5,106,592
Non-cash Collateral(4)                             (5,106,592)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.5%
        3,518  AAR Corp.                      $       112,541
        2,528  Astronics Corp. (a)                     82,944
        1,269  BWX Technologies, Inc.                  52,651
        1,304  Esterline Technologies
                  Corp. (a)                           111,688
          576  General Dynamics Corp.                 104,302
        2,938  Hexcel Corp.                           150,866
        1,289  KLX, Inc. (a)                           63,148
        1,303  Moog, Inc., Class A (a)                 85,829
        2,202  Rockwell Collins, Inc.                 199,853
        2,591  Spirit AeroSystems Holdings,
                  Inc., Class A                       155,589
          819  Teledyne Technologies, Inc. (a)        100,630
        8,413  Textron, Inc.                          398,524
        7,778  Wesco Aircraft Holdings,
                  Inc. (a)                            117,837
                                              ---------------
                                                    1,736,402
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.6%
        2,230  Atlas Air Worldwide Holdings,
                  Inc. (a)                            117,633
        1,357  C.H. Robinson Worldwide, Inc.          103,213
        1,878  Expeditors International of
                  Washington, Inc.                     97,806
        1,097  FedEx Corp.                            207,454
          602  Forward Air Corp.                       29,010
        1,956  Hub Group, Inc., Class A (a)            86,749
                                              ---------------
                                                      641,865
                                              ---------------
               AIRLINES -- 2.4%
        4,604  Alaska Air Group, Inc.                 431,947
        8,750  American Airlines Group, Inc.          387,187
       10,382  Delta Air Lines, Inc.                  490,446
       11,237  JetBlue Airways Corp. (a)              220,358
        3,987  SkyWest, Inc.                          141,140
        8,197  Southwest Airlines Co.                 428,785
        3,483  Spirit Airlines, Inc. (a)              188,221
        7,007  United Continental Holdings,
                  Inc. (a)                            493,783
                                              ---------------
                                                    2,781,867
                                              ---------------
               AUTO COMPONENTS -- 1.9%
        6,025  American Axle & Manufacturing
                  Holdings, Inc. (a)                  122,910
        5,110  BorgWarner, Inc.                       208,641
        3,741  Cooper Tire & Rubber Co.               135,611
        1,503  Dana, Inc.                              30,271
       10,236  Gentex Corp.                           213,830
        3,435  Gentherm, Inc. (a)                     121,599
       13,234  Goodyear Tire & Rubber (The)
                  Co.                                 428,649
        3,858  Lear Corp.                             548,183
        1,092  Standard Motor Products, Inc.           54,458
        5,516  Superior Industries
                  International, Inc.                 127,144
        3,226  Tenneco, Inc. (a)                      217,594
                                              ---------------
                                                    2,208,890
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               AUTOMOBILES -- 1.0%
       42,265  Ford Motor Co.                 $       522,395
       14,657  General Motors Co.                     536,593
        1,705  Harley-Davidson, Inc.                   97,253
                                              ---------------
                                                    1,156,241
                                              ---------------
               BANKS -- 5.5%
        1,302  1st Source Corp.                        58,733
        4,080  Associated Banc-Corp.                  103,224
          307  BancFirst Corp.                         28,965
        9,243  Bank of America Corp.                  209,262
        1,337  BankUnited, Inc.                        51,073
          511  Banner Corp.                            28,677
        4,344  BB&T Corp.                             200,649
        1,578  Berkshire Hills Bancorp, Inc.           55,861
          607  BOK Financial Corp.                     49,920
        1,723  Boston Private Financial
                  Holdings, Inc.                       28,430
        1,739  Brookline Bancorp, Inc.                 27,389
          727  Capital Bank Financial Corp.,
                  Class A                              28,644
        1,325  Cathay General Bancorp                  48,283
        5,903  CIT Group, Inc.                        243,145
        6,874  Citigroup, Inc.                        383,775
        8,373  Citizens Financial Group, Inc.         302,851
          638  Columbia Banking System, Inc.           25,367
          571  Cullen/Frost Bankers, Inc.              51,047
          991  East West Bancorp, Inc.                 50,977
        6,286  F.N.B. Corp.                            93,913
       15,148  Fifth Third Bancorp                    395,363
       12,944  First BanCorp (a)                       86,984
          284  First Citizens BancShares,
                  Inc., Class A                       104,154
        2,011  First Commonwealth Financial
                  Corp.                                28,395
          758  First Merchants Corp.                   29,054
        1,130  First Midwest Bancorp, Inc.             27,436
        2,680  Fulton Financial Corp.                  48,776
        1,211  Heartland Financial USA, Inc.           56,675
          957  Hilltop Holdings, Inc.                  26,203
        1,303  Hope Bancorp, Inc.                      27,246
        7,522  Huntington Bancshares, Inc.            101,773
          602  IBERIABANK Corp.                        49,454
        1,425  International Bancshares Corp.          52,868
        3,457  JPMorgan Chase & Co.                   292,566
        5,443  KeyCorp                                 97,811
          636  M&T Bank Corp.                         103,395
          681  NBT Bancorp, Inc.                       27,744
        4,714  Old National Bancorp                    83,674
        1,935  Opus Bank                               39,377
        2,603  People's United Financial, Inc.         48,806
        2,551  PNC Financial Services Group
                  (The), Inc.                         307,294
        4,599  Popular, Inc.                          204,334
        1,404  Prosperity Bancshares, Inc.            101,973
       28,449  Regions Financial Corp.                409,950
        1,489  S&T Bancorp, Inc.                       56,016
          326  South State Corp.                       29,144
        2,164  State Bank Financial Corp.              57,216


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        5,439  SunTrust Banks, Inc.           $       309,044
       10,288  TCF Financial Corp.                    178,497
        1,631  Trustmark Corp.                         54,834
        1,936  U.S. Bancorp                           101,930
        8,049  Umpqua Holdings Corp.                  147,377
          963  United Community Banks, Inc.            27,089
        5,413  Wells Fargo & Co.                      304,914
        1,350  WesBanco, Inc.                          56,025
          694  Wintrust Financial Corp.                49,690
        2,341  Zions Bancorporation                    98,767
                                              ---------------
                                                    6,292,033
                                              ---------------
               BEVERAGES -- 0.0%
          342  Boston Beer (The) Co., Inc.,
                  Class A (a)                          52,565
                                              ---------------
               BIOTECHNOLOGY -- 0.5%
        2,459  AMAG Pharmaceuticals, Inc. (a)          59,262
        6,319  Insys Therapeutics,
                  Inc. (a) (b)                         64,707
        8,719  Myriad Genetics, Inc. (a)              141,073
        1,756  United Therapeutics Corp. (a)          287,334
                                              ---------------
                                                      552,376
                                              ---------------
               BUILDING PRODUCTS -- 0.5%
        1,089  Griffon Corp.                           27,715
        4,886  Owens Corning                          269,951
        8,723  USG Corp. (a)                          266,837
                                              ---------------
                                                      564,503
                                              ---------------
               CAPITAL MARKETS -- 2.6%
        2,053  Affiliated Managers Group,
                  Inc. (a)                            312,795
        1,841  Ameriprise Financial, Inc.             206,689
          959  Artisan Partners Asset
                  Management, Inc., Class A            27,763
        4,311  Bank of New York Mellon
                  (The) Corp.                         192,831
        1,454  E*TRADE Financial Corp. (a)             54,452
       12,902  Franklin Resources, Inc.               512,725
          415  Goldman Sachs Group (The),
                  Inc.                                 95,168
        9,833  Invesco Ltd.                           284,370
       10,969  KCG Holdings, Inc., Class A (a)        153,237
        1,685  Legg Mason, Inc.                        53,398
        2,862  LPL Financial Holdings, Inc.           112,477
        7,061  Morgan Stanley                         300,022
        3,839  State Street Corp.                     292,532
        3,964  T. Rowe Price Group, Inc.              267,332
        7,450  Waddell & Reed Financial, Inc.,
                  Class A                             134,473
        2,560  WisdomTree Investments,
                  Inc. (b)                             26,368
                                              ---------------
                                                    3,026,632
                                              ---------------
               CHEMICALS -- 2.5%
        3,988  Cabot Corp.                            220,816
        1,263  Celanese Corp., Series A               106,597
        3,201  CF Industries Holdings, Inc.           112,963
        1,291  Chemours (The) Co.                      34,108


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS (CONTINUED)
        5,432  Eastman Chemical Co.           $       420,980
        4,057  Ferro Corp. (a)                         57,366
        3,129  H.B. Fuller Co.                        154,479
        7,922  Huntsman Corp.                         161,530
          520  Ingevity Corp. (a)                      28,907
        1,112  Innophos Holdings, Inc.                 54,088
        1,697  Innospec, Inc.                         121,081
        4,763  LyondellBasell Industries N.V.,
                  Class A                             444,245
       17,411  Mosaic (The) Co.                       546,183
        3,145  PolyOne Corp.                          107,276
          223  Quaker Chemical Corp.                   28,655
        1,050  Stepan Co.                              82,015
        3,600  Westlake Chemical Corp.                222,876
                                              ---------------
                                                    2,904,165
                                              ---------------
               COMMERCIAL SERVICES
                  & SUPPLIES -- 1.2%
          698  ABM Industries, Inc.                    28,192
        8,910  ACCO Brands Corp. (a)                  113,602
        3,727  Covanta Holding Corp.                   60,005
        1,365  Essendant, Inc.                         28,515
        1,802  HNI Corp.                               90,839
        4,612  Interface, Inc.                         83,938
        2,967  McGrath RentCorp                       113,577
        9,951  Pitney Bowes, Inc.                     158,420
       12,349  R.R. Donnelley & Sons Co.              211,785
        6,496  Steelcase, Inc., Class A               109,133
        2,651  Stericycle, Inc. (a)                   204,498
          661  Tetra Tech, Inc.                        28,886
          809  UniFirst Corp.                         103,471
                                              ---------------
                                                    1,334,861
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.0%
        2,601  ADTRAN, Inc.                            56,962
       13,519  Cisco Systems, Inc.                    415,304
        2,828  EchoStar Corp., Class A (a)            144,030
        1,921  Finisar Corp. (a)                       56,804
       10,078  Infinera Corp. (a)                      90,803
       10,557  Juniper Networks, Inc.                 282,716
        1,600  NetScout Systems, Inc. (a)              53,280
          521  Plantronics, Inc.                       29,478
        3,487  Viavi Solutions, Inc. (a)               31,209
                                              ---------------
                                                    1,160,586
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.7%
        2,772  AECOM (a)                              102,370
        7,935  Chicago Bridge & Iron Co. N.V.         263,521
        1,424  EMCOR Group, Inc.                       99,239
          884  Jacobs Engineering Group,
                  Inc. (a)                             51,758
        1,709  KBR, Inc.                               29,070
        2,552  Primoris Services Corp.                 63,341
        2,892  Quanta Services, Inc. (a)              103,794
        4,153  Tutor Perini Corp. (a)                 123,759
                                              ---------------
                                                      836,852
                                              ---------------


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE -- 2.3%
       26,849  Ally Financial, Inc.           $       567,051
        2,757  American Express Co.                   210,580
        5,854  Capital One Financial Corp.            511,581
        2,834  Discover Financial Services            196,340
        3,633  Green Dot Corp., Class A (a)            97,364
       12,267  Navient Corp.                          184,496
        2,291  Nelnet, Inc., Class A                  112,328
        9,103  OneMain Holdings, Inc. (a)             203,725
        2,974  PRA Group, Inc. (a)                    118,365
       18,661  Santander Consumer USA
                  Holdings, Inc. (a)                  246,698
        5,632  Synchrony Financial                    201,738
                                              ---------------
                                                    2,650,266
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 0.7%
        3,161  Bemis Co., Inc.                        154,004
       16,149  Graphic Packaging Holding Co.          202,024
          556  Greif, Inc., Class A                    32,014
        5,788  Owens-Illinois, Inc. (a)               109,393
        1,782  Packaging Corp. of America             164,265
        2,868  Sonoco Products Co.                    157,597
                                              ---------------
                                                      819,297
                                              ---------------
               DISTRIBUTORS -- 0.1%
        1,041  Genuine Parts Co.                      100,779
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
        1,863  DeVry Education Group, Inc.             62,410
          492  Graham Holdings Co., Class B           255,619
        8,767  H&R Block, Inc.                        188,140
        5,358  Houghton Mifflin Harcourt
                  Co. (a)                              60,545
                                              ---------------
                                                      566,714
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
        2,507  Berkshire Hathaway, Inc.,
                  Class B (a)                         411,499
        2,167  Leucadia National Corp.                 51,683
        1,285  Voya Financial, Inc.                    51,683
                                              ---------------
                                                      514,865
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.2%
        9,606  AT&T, Inc.                             404,989
          726  ATN International, Inc.                 58,291
       21,475  CenturyLink, Inc.                      555,343
       59,628  Frontier Communications
                  Corp. (b)                           208,102
        8,913  Iridium Communications,
                  Inc. (a) (b)                         90,021
        4,164  Vonage Holdings Corp. (a)               29,523
                                              ---------------
                                                    1,346,269
                                              ---------------
               ELECTRIC UTILITIES -- 3.9%
        1,580  American Electric Power Co.,
                  Inc.                                101,215
        5,263  Duke Energy Corp.                      413,356
        4,144  Edison International                   302,015


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
        6,951  Entergy Corp.                  $       497,970
        5,402  Eversource Energy                      298,839
       14,389  Exelon Corp.                           516,277
        9,633  FirstEnergy Corp.                      292,073
        7,369  Great Plains Energy, Inc.              203,016
        6,094  Hawaiian Electric Industries,
                  Inc.                                204,027
        4,519  OGE Energy Corp.                       151,567
        1,425  Otter Tail Corp.                        53,936
        4,909  PG&E Corp.                             303,818
        1,469  PNM Resources, Inc.                     50,534
        4,651  Portland General Electric Co.          202,830
       11,998  PPL Corp.                              418,010
       10,038  Xcel Energy, Inc.                      414,770
                                              ---------------
                                                    4,424,253
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.2%
        4,203  AMETEK, Inc.                           214,773
        6,089  Eaton Corp. PLC                        430,979
        1,784  Emerson Electric Co.                   104,649
        1,974  Encore Wire Corp.                       83,402
          645  EnerSys                                 50,278
          432  Hubbell, Inc.                           52,739
        2,910  Regal Beloit Corp.                     211,266
        5,174  Sensata Technologies Holding
                  N.V. (a)                            217,049
                                              ---------------
                                                    1,365,135
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.0%
          352  Anixter International, Inc. (a)         30,096
        3,533  Arrow Electronics, Inc. (a)            259,746
        5,292  Avnet, Inc.                            245,760
        9,671  AVX Corp.                              156,670
        4,765  Benchmark Electronics, Inc. (a)        145,809
       21,041  Corning, Inc.                          557,376
        2,886  II-VI, Inc. (a)                        105,339
        2,116  Insight Enterprises, Inc. (a)           78,567
        8,515  Jabil Circuit, Inc.                    204,190
        2,756  Keysight Technologies, Inc. (a)        102,165
        2,069  Methode Electronics, Inc.               87,001
        1,025  MTS Systems Corp.                       59,552
        1,583  Plexus Corp. (a)                        85,957
          757  Rogers Corp. (a)                        60,522
        3,966  Sanmina Corp. (a)                      154,476
        2,882  ScanSource, Inc. (a)                   113,983
          833  SYNNEX Corp.                           100,110
        5,897  TE Connectivity Ltd.                   438,442
        2,380  Tech Data Corp. (a)                    203,633
        8,531  TTM Technologies, Inc. (a)             126,515
        1,609  VeriFone Systems, Inc. (a)              29,236
        1,760  Vishay Intertechnology, Inc.            29,216
                                              ---------------
                                                    3,374,361
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.6%
        2,420  Dril-Quip, Inc. (a)                    150,524
       11,578  McDermott International,
                  Inc. (a)                             93,782


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
        5,358  Oceaneering International,
                  Inc.                        $       149,220
        3,743  Patterson-UTI Energy, Inc.             104,954
       17,091  Transocean Ltd. (a)                    238,761
                                              ---------------
                                                      737,241
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.4%
        8,062  Care Capital Properties, Inc.          199,212
       10,111  CBL & Associates Properties,
                  Inc.                                109,704
        7,073  Chatham Lodging Trust                  142,450
        5,620  Chesapeake Lodging Trust               143,872
        4,665  Columbia Property Trust, Inc.          103,796
       10,300  CoreCivic, Inc.                        299,112
       12,606  DiamondRock Hospitality Co.            142,070
        8,331  Equity Commonwealth (a)                256,928
        4,207  GEO Group (The), Inc.                  174,675
        6,760  Hersha Hospitality Trust               135,133
       27,105  Host Hotels & Resorts, Inc.            489,787
        6,492  InfraREIT, Inc.                        106,988
       12,000  Investors Real Estate Trust             77,280
        6,917  iStar, Inc. (a)                         77,609
        8,268  LaSalle Hotel Properties               249,446
        3,908  Pebblebrook Hotel Trust                116,888
        2,410  Piedmont Office Realty Trust,
                  Inc., Class A                        52,345
        7,577  Rayonier, Inc.                         211,323
       10,287  RLJ Lodging Trust                      238,761
        9,067  Summit Hotel Properties, Inc.          143,531
       16,520  Sunstone Hotel Investors, Inc.         243,174
        3,343  Tier REIT, Inc.                         60,876
        7,484  Xenia Hotels & Resorts, Inc.           137,331
                                              ---------------
                                                    3,912,291
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 2.2%
        1,272  Casey's General Stores, Inc.           146,153
        3,781  CVS Health Corp.                       297,981
        8,645  Kroger (The) Co.                       293,584
        2,099  Performance Food Group Co. (a)          46,493
          603  PriceSmart, Inc.                        51,074
        6,068  Smart & Final Stores, Inc. (a)          87,076
        2,941  SpartanNash Co.                        111,346
       18,321  SUPERVALU, Inc. (a)                     71,818
        4,223  United Natural Foods, Inc. (a)         192,991
        3,667  US Foods Holding Corp. (a)              99,743
        2,468  Walgreens Boots Alliance, Inc.         202,228
        5,910  Wal-Mart Stores, Inc.                  394,433
        1,280  Weis Markets, Inc.                      76,083
       13,281  Whole Foods Market, Inc.               401,352
                                              ---------------
                                                    2,472,355
                                              ---------------
               FOOD PRODUCTS -- 1.6%
        8,949  Archer-Daniels-Midland Co.             396,083
        7,069  Bunge Ltd.                             489,246
       19,514  Darling Ingredients, Inc. (a)          234,168
        3,928  Dean Foods Co.                          78,010


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
        7,569  Flowers Foods, Inc.            $       152,213
        2,493  Fresh Del Monte Produce, Inc.          142,724
          378  J&J Snack Foods Corp.                   48,221
       10,613  Pilgrim's Pride Corp.                  203,133
        1,542  Sanderson Farms, Inc. (b)              140,322
                                              ---------------
                                                    1,884,120
                                              ---------------
               GAS UTILITIES -- 0.5%
        2,755  Atmos Energy Corp.                     209,876
        1,419  New Jersey Resources Corp.              53,496
        2,342  Spire, Inc.                            152,230
        4,433  UGI Corp.                              205,558
                                              ---------------
                                                      621,160
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.7%
          344  Analogic Corp.                          26,712
       11,517  Baxter International, Inc.             551,780
          646  CONMED Corp.                            28,805
        1,795  Hill-Rom Holdings, Inc.                105,672
        1,076  Merit Medical Systems,
                  Inc. (a)                             27,330
        1,251  Varian Medical Systems,
                  Inc. (a)                             97,140
                                              ---------------
                                                      837,439
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 3.9%
        3,894  Aceto Corp.                             74,336
        1,647  Aetna, Inc.                            195,351
        3,651  Air Methods Corp. (a)                  130,341
        1,272  AmerisourceBergen Corp.                111,020
        2,075  Anthem, Inc.                           319,841
       12,170  Brookdale Senior Living,
                  Inc. (a)                            182,185
        1,382  Cardinal Health, Inc.                  103,595
          314  Chemed Corp.                            52,152
        1,433  Civitas Solutions, Inc. (a)             26,224
        5,102  Community Health Systems,
                  Inc. (a)                             32,653
        4,647  DaVita, Inc. (a)                       296,246
        3,852  Ensign Group (The), Inc.                78,350
        5,939  Express Scripts Holding Co. (a)        409,078
        1,272  LHC Group, Inc. (a)                     63,765
        4,435  LifePoint Health, Inc. (a)             263,217
        1,545  Magellan Health, Inc. (a)              115,798
        1,454  McKesson Corp.                         202,324
        2,268  MEDNAX, Inc. (a)                       155,018
        1,534  National HealthCare Corp.              114,820
        4,283  Owens & Minor, Inc.                    153,674
        3,684  Patterson Cos., Inc.                   153,291
        5,779  PharMerica Corp. (a)                   143,319
        3,246  Quest Diagnostics, Inc.                298,372
        8,775  Select Medical Holdings
                  Corp. (a)                           109,249
        6,791  Tenet Healthcare Corp. (a)             119,454
        4,800  Universal Health Services,
                  Inc., Class B                       540,624
                                              ---------------
                                                    4,444,297
                                              ---------------


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY
                  -- 0.1%
        9,870  Allscripts Healthcare
                  Solutions, Inc. (a)         $       115,578
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.0%
        2,784  Aramark                                 94,211
        4,355  Belmond Ltd., Class A (a)               60,317
        3,225  Bloomin' Brands, Inc.                   55,180
          979  Buffalo Wild Wings, Inc. (a)           147,829
        9,809  Carnival Corp.                         543,222
        2,524  Cheesecake Factory (The), Inc.         152,096
        2,809  Darden Restaurants, Inc.               205,843
        1,033  Dave & Buster's Entertainment,
                  Inc. (a)                             56,257
        2,503  Hilton Worldwide Holdings, Inc.        144,123
        1,548  Hyatt Hotels Corp., Class A (a)         84,691
       13,865  ILG, Inc.                              262,742
        3,950  International Speedway Corp.,
                  Class A                             144,767
        2,007  La Quinta Holdings, Inc. (a)            28,359
        1,862  Las Vegas Sands Corp.                   97,904
          685  Marriott Vacations Worldwide
                  Corp.                                59,239
        9,606  Norwegian Cruise Line
                  Holdings Ltd. (a)                   451,482
        6,225  Royal Caribbean Cruises Ltd.           582,847
        7,453  Wendy's (The) Co.                      100,839
        1,302  Wyndham Worldwide Corp.                102,936
                                              ---------------
                                                    3,374,884
                                              ---------------
               HOUSEHOLD DURABLES -- 3.6%
        7,407  CalAtlantic Group, Inc.                258,282
       18,685  D.R. Horton, Inc.                      558,868
        2,322  Ethan Allen Interiors, Inc.             67,570
        6,153  Garmin Ltd.                            297,128
        7,355  KB Home                                120,475
        2,756  La-Z-Boy, Inc.                          78,822
       11,895  Lennar Corp., Class A                  531,112
        4,531  M.D.C. Holdings, Inc.                  122,518
        4,177  Meritage Homes Corp. (a)               153,505
        2,046  Mohawk Industries, Inc. (a)            441,609
       27,784  PulteGroup, Inc.                       597,634
        6,501  Toll Brothers, Inc. (a)                203,871
        4,083  TopBuild Corp. (a)                     151,520
        2,873  Tupperware Brands Corp.                173,414
        2,248  Whirlpool Corp.                        393,153
                                              ---------------
                                                    4,149,481
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
        1,183  Procter & Gamble (The) Co.             103,631
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.4%
        8,558  AES (The) Corp.                         97,904
       17,633  Calpine Corp. (a)                      208,069
        9,199  NRG Yield, Inc., Class C               155,923
                                              ---------------
                                                      461,896
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.1%
          914  Carlisle Cos., Inc.            $        99,727
                                              ---------------
               INSURANCE -- 9.0%
        4,286  Aflac, Inc.                            299,977
          491  Alleghany Corp. (a)                    300,281
        2,756  Allstate (The) Corp.                   207,279
        6,460  Ambac Financial Group, Inc. (a)        135,143
        1,265  American Equity Investment
                  Life Holding Co.                     29,854
          572  American Financial Group, Inc.          49,289
        1,523  American International Group,
                  Inc.                                 97,868
        1,213  American National Insurance
                  Co.                                 141,424
        7,361  AmTrust Financial Services,
                  Inc.                                194,257
        2,367  Arch Capital Group Ltd. (a)            209,124
        2,205  Argo Group International
                  Holdings Ltd.                       141,010
        3,931  Arthur J. Gallagher & Co.              211,606
        4,581  Aspen Insurance Holdings Ltd.          258,368
        2,713  Assurant, Inc.                         263,514
        6,670  Assured Guaranty Ltd.                  259,530
        3,088  Axis Capital Holdings Ltd.             197,663
          753  Chubb Ltd.                              99,012
       13,156  CNO Financial Group, Inc.              248,780
        2,936  Employers Holdings, Inc.               107,017
        1,274  Enstar Group Ltd. (a)                  246,710
        2,360  Everest Re Group, Ltd.                 519,035
          744  FBL Financial Group, Inc.,
                  Class A                              51,931
        6,878  First American Financial Corp.         258,475
       12,030  FNF Group                              425,381
        1,661  Hanover Insurance Group
                  (The), Inc.                         139,424
        6,261  Hartford Financial Services
                  Group (The), Inc.                   304,973
        1,358  Horace Mann Educators Corp.             56,153
          973  Infinity Property & Casualty
                  Corp.                                84,505
          644  Kemper Corp.                            27,821
        4,502  Lincoln National Corp.                 303,930
        8,329  Maiden Holdings Ltd.                   147,840
          837  Mercury General Corp.                   52,940
        1,845  MetLife, Inc.                          100,386
          988  Navigators Group (The), Inc.            55,476
       10,607  Old Republic International
                  Corp.                               220,625
        3,530  Principal Financial Group, Inc.        201,528
        1,793  ProAssurance Corp.                      97,539
        3,926  Prudential Financial, Inc.             412,662
        1,602  Reinsurance Group of America,
                  Inc.                                201,003
        1,849  RenaissanceRe Holdings Ltd.            252,056
        1,161  Safety Insurance Group, Inc.            83,244
        3,511  Selective Insurance Group, Inc.        146,409
        1,262  Stewart Information Services
                  Corp.                                55,124
       12,584  Third Point Reinsurance
                  Ltd. (a)                            144,087


                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        1,348  Torchmark Corp.                $        99,132
        3,337  Travelers (The) Cos., Inc.             393,032
        1,740  United Fire Group, Inc.                 82,128
        4,094  Universal Insurance Holdings,
                  Inc.                                107,058
        9,300  Unum Group                             422,499
        4,580  Validus Holdings Ltd.                  261,060
        2,273  W. R. Berkley Corp.                    152,768
          301  White Mountains Insurance
                  Group Ltd.                          273,838
       13,705  XL Group Ltd.                          514,897
                                              ---------------
                                                   10,346,665
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
        4,407  HSN, Inc.                              155,347
       25,559  Liberty Interactive Corp. QVC
                  Group, Class A (a)                  490,221
                                              ---------------
                                                      645,568
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.4%
        1,491  Akamai Technologies, Inc. (a)          102,268
        6,880  eBay, Inc. (a)                         218,990
        4,045  Web.com Group, Inc. (a)                 76,653
                                              ---------------
                                                      397,911
                                              ---------------
               IT SERVICES -- 1.4%
        1,333  Black Knight Financial
                  Services, Inc., Class A (a)          48,588
        1,397  Booz Allen Hamilton Holding
                  Corp.                                47,247
        1,216  CACI International, Inc.,
                  Class A (a)                         149,325
        3,646  Cognizant Technology Solutions
                  Corp., Class A (a)                  191,743
          470  DST Systems, Inc.                       54,121
        1,797  International Business Machines
                  Corp.                               313,612
        1,970  Leidos Holdings, Inc.                   95,190
        2,025  ManTech International Corp.,
                  Class A                              78,854
        5,036  Sykes Enterprises, Inc. (a)            140,655
        2,805  TeleTech Holdings, Inc.                 83,028
        1,854  Teradata Corp. (a)                      54,433
        3,406  Virtusa Corp. (a)                       86,785
       13,736  Western Union (The) Co.                268,951
                                              ---------------
                                                    1,612,532
                                              ---------------
               LEISURE PRODUCTS -- 0.6%
        1,848  Brunswick Corp.                        110,621
        5,304  Callaway Golf Co.                       60,094
        3,610  Mattel, Inc.                            94,618
        1,835  Polaris Industries, Inc. (b)           154,269
        2,206  Sturm Ruger & Co., Inc. (b)            116,367
        6,827  Vista Outdoor, Inc. (a)                196,686
                                              ---------------
                                                      732,655
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               LIFE SCIENCES TOOLS
                  & SERVICES -- 0.4%
          276  Bio-Rad Laboratories, Inc.,
                  Class A (a)                 $        52,462
        1,533  PAREXEL International
                  Corp. (a)                           108,674
        1,932  PerkinElmer, Inc.                      102,763
        6,039  VWR Corp. (a)                          156,471
                                              ---------------
                                                      420,370
                                              ---------------
               MACHINERY -- 3.2%
        2,612  AGCO Corp.                             164,034
        1,124  Alamo Group, Inc.                       85,008
        3,209  American Railcar Industries,
                  Inc. (b)                            142,929
        2,452  Barnes Group, Inc.                     118,015
        3,844  Briggs & Stratton Corp.                 83,261
        2,805  Colfax Corp. (a)                       109,395
        2,096  Crane Co.                              150,996
        1,495  Cummins, Inc.                          219,780
        1,197  Donaldson Co., Inc.                     50,573
        2,726  Dover Corp.                            211,946
        5,481  Federal Signal Corp.                    85,175
        1,495  Franklin Electric Co., Inc.             60,323
        3,498  Greenbrier Cos., (The),
                  Inc. (b)                            153,038
        1,516  Hillenbrand, Inc.                       55,410
        1,342  Hyster-Yale Materials Handling,
                  Inc.                                 82,560
        5,225  ITT, Inc.                              213,546
          657  Lincoln Electric Holdings, Inc.         54,774
        9,362  Meritor, Inc. (a)                      135,094
        3,121  Milacron Holdings Corp. (a)             51,621
        1,455  Mueller Industries, Inc.                58,578
        2,340  Oshkosh Corp.                          162,934
          710  Parker-Hannifin Corp.                  104,462
        1,193  Snap-on, Inc.                          216,565
          662  Standex International Corp.             57,726
          714  Sun Hydraulics Corp.                    27,975
          401  Tennant Co.                             27,769
        1,598  Terex Corp.                             50,816
        2,538  Timken (The) Co.                       112,687
        9,075  Trinity Industries, Inc.               249,926
        9,187  Wabash National Corp.                  162,151
          475  WABCO Holdings, Inc. (a)                51,789
        1,214  Wabtec Corp.                           105,181
                                              ---------------
                                                    3,616,037
                                              ---------------
               MARINE -- 0.2%
        3,031  Kirby Corp. (a)                        195,348
        2,418  Matson, Inc.                            86,226
                                              ---------------
                                                      281,574
                                              ---------------
               MEDIA -- 2.2%
        1,563  CBS Corp., Class B                     100,798
        3,940  Cinemark Holdings, Inc.                167,450
       18,631  Discovery Communications,
                  Inc., Class A (a)                   528,189
       14,968  Gannett Co., Inc.                      143,992
          925  John Wiley & Sons, Inc.,
                  Class A                              50,968


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
          695  Loral Space & Communications,
                  Inc. (a)                    $        28,321
        3,980  MSG Networks, Inc., Class A (a)         92,336
        9,090  New Media Investment
                  Group, Inc.                         138,532
       17,824  News Corp., Class A                    219,057
        2,448  Scholastic Corp.                       112,069
       11,778  TEGNA, Inc.                            269,834
        1,598  Time, Inc.                              30,762
        3,547  Twenty-First Century Fox, Inc.,
                  Class A                             111,305
       11,639  Viacom, Inc., Class B                  490,467
                                              ---------------
                                                    2,484,080
                                              ---------------
               METALS & MINING -- 1.1%
       18,186  Alcoa Corp.                            662,880
        1,607  Carpenter Technology Corp.              64,312
        2,669  Commercial Metals Co.                   54,528
        1,286  Compass Minerals International,
                  Inc.                                107,509
        1,497  Kaiser Aluminum Corp.                  117,455
        1,671  Nucor Corp.                             97,068
        2,534  Reliance Steel & Aluminum Co.          201,833
                                              ---------------
                                                    1,305,585
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 0.7%
       11,411  Capstead Mortgage Corp.                121,755
       33,018  MFA Financial, Inc.                    260,512
        9,257  MTGE Investment Corp.                  147,186
        7,103  PennyMac Mortgage Investment
                  Trust                               120,396
        4,591  Starwood Property Trust, Inc.          102,196
                                              ---------------
                                                      752,045
                                              ---------------
               MULTILINE RETAIL -- 1.4%
        4,014  Big Lots, Inc.                         200,700
        2,318  Dillard's, Inc., Class A               130,828
       12,126  JC Penney Co., Inc. (a)                 80,638
       10,342  Kohl's Corp.                           411,922
        8,331  Macy's, Inc.                           246,098
        4,262  Nordstrom, Inc.                        188,465
        5,656  Target Corp.                           364,699
                                              ---------------
                                                    1,623,350
                                              ---------------
               MULTI-UTILITIES -- 2.4%
        7,787  Ameren Corp.                           409,985
        5,040  Avista Corp.                           194,746
          821  Black Hills Corp.                       51,353
        5,545  Consolidated Edison, Inc.              412,271
        3,029  DTE Energy Co.                         298,781
       13,475  NiSource, Inc.                         301,436
        3,544  NorthWestern Corp.                     202,398
        9,310  Public Service Enterprise
                  Group, Inc.                         411,967
        2,964  Sempra Energy                          303,484
        2,898  Vectren Corp.                          159,071
                                              ---------------
                                                    2,745,492
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.6%
        1,735  Chevron Corp.                  $       193,192
        1,983  ConocoPhillips                          96,691
        2,764  CONSOL Energy, Inc.                     46,822
        1,102  Exxon Mobil Corp.                       92,447
        2,088  Green Plains, Inc.                      46,980
       17,235  Marathon Oil Corp.                     288,686
        8,114  Marathon Petroleum Corp.               389,878
        4,856  Murphy Oil Corp.                       140,387
        3,840  Oasis Petroleum, Inc. (a)               54,298
       37,949  Overseas Shipholding Group,
                  Inc., Class A                       186,330
        1,023  PBF Energy, Inc., Class A               23,723
        2,364  Phillips 66                            192,950
          899  Targa Resources Corp.                   51,800
        5,839  Tesoro Corp.                           472,083
        7,475  Valero Energy Corp.                    491,556
        2,373  Whiting Petroleum Corp. (a)             26,317
        3,292  World Fuel Services Corp.              146,428
                                              ---------------
                                                    2,940,568
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 0.5%
        5,168  Boise Cascade Co. (a)                  128,166
        1,774  Clearwater Paper Corp. (a)             111,585
        3,880  KapStone Paper and Packaging
                  Corp.                                93,042
        6,084  P.H. Glatfelter Co.                    148,511
        2,554  Schweitzer-Mauduit
                  International, Inc.                 113,219
                                              ---------------
                                                      594,523
                                              ---------------
               PERSONAL PRODUCTS -- 0.4%
        1,381  Edgewell Personal Care Co. (a)         108,878
        2,093  Herbalife Ltd. (a)                     117,627
        3,164  Nu Skin Enterprises, Inc.,
                  Class A                             164,148
        1,398  USANA Health Sciences,
                  Inc. (a)                             87,095
                                              ---------------
                                                      477,748
                                              ---------------
               PHARMACEUTICALS -- 0.3%
       15,296  Endo International PLC (a)             187,223
        2,607  Mylan N.V. (a)                          99,196
                                              ---------------
                                                      286,419
                                              ---------------
               PROFESSIONAL SERVICES -- 0.7%
        2,579  FTI Consulting, Inc. (a)               108,679
        2,296  Huron Consulting Group,
                  Inc. (a)                            104,009
        1,550  ICF International, Inc. (a)             80,600
          969  Korn/Ferry International                28,149
        1,701  ManpowerGroup, Inc.                    162,377
        4,441  Navigant Consulting, Inc. (a)          109,693
        1,317  On Assignment, Inc. (a)                 59,634
        2,066  Robert Half International, Inc.         97,226
                                              ---------------
                                                      750,367
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.6%
        3,158  CBRE Group, Inc., Class A (a)           95,877
        2,493  Jones Lang LaSalle, Inc.               256,854


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT (CONTINUED)
        3,202  Marcus & Millichap, Inc. (a)   $        82,515
        7,833  Realogy Holdings Corp.                 202,953
                                              ---------------
                                                      638,199
                                              ---------------
               ROAD & RAIL -- 2.4%
        1,105  AMERCO                                 416,220
        2,747  Avis Budget Group, Inc. (a)            102,243
        8,303  CSX Corp.                              385,176
        2,904  Genesee & Wyoming, Inc.,
                  Class A (a)                         218,845
        4,202  Heartland Express, Inc.                 86,561
        3,516  Kansas City Southern                   302,060
        4,574  Knight Transportation, Inc.            152,772
          591  Landstar System, Inc.                   49,999
        2,761  Norfolk Southern Corp.                 324,307
        1,175  Old Dominion Freight Line,
                  Inc. (a)                            103,729
        2,707  Ryder System, Inc.                     210,063
        3,512  Swift Transportation Co. (a)            80,179
        1,970  Union Pacific Corp.                    209,963
        5,393  Werner Enterprises, Inc.               151,543
                                              ---------------
                                                    2,793,660
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 1.6%
       11,021  Amkor Technology, Inc. (a)             103,708
          920  Cabot Microelectronics Corp.            62,109
        3,819  Cree, Inc. (a)                         105,328
        3,333  Diodes, Inc. (a)                        82,958
        7,851  First Solar, Inc. (a) (b)              244,873
       14,080  Intel Corp.                            518,426
        2,578  Maxim Integrated Products, Inc.        114,669
        9,319  Micron Technology, Inc. (a)            224,681
        3,949  ON Semiconductor Corp. (a)              52,601
        4,576  QUALCOMM, Inc.                         244,496
        1,085  Synaptics, Inc. (a)                     61,172
                                              ---------------
                                                    1,815,021
                                              ---------------
               SOFTWARE -- 1.2%
        8,328  ACI Worldwide, Inc. (a)                161,563
       12,859  CA, Inc.                               402,101
        5,313  Oracle Corp.                           213,104
       21,376  Symantec Corp.                         588,909
                                              ---------------
                                                    1,365,677
                                              ---------------
               SPECIALTY RETAIL -- 5.1%
        4,543  Aaron's, Inc.                          140,560
       12,112  Abercrombie & Fitch Co.,
                  Class A                             140,620
       16,607  American Eagle Outfitters, Inc.        250,932
        1,387  Asbury Automotive Group,
                  Inc. (a)                             90,987
       23,480  Ascena Retail Group, Inc. (a)          112,939
        4,143  AutoNation, Inc. (a)                   220,076
       10,428  Barnes & Noble, Inc.                   106,366
        6,199  Bed Bath & Beyond, Inc.                250,130


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       11,968  Best Buy Co., Inc.             $       532,815
        6,586  Buckle (The), Inc. (b)                 139,294
        3,543  Caleres, Inc.                          108,947
        4,832  Cato (The) Corp., Class A              122,685
        4,040  Chico's FAS, Inc.                       54,500
        2,847  Dick's Sporting Goods, Inc.            146,905
        5,134  DSW, Inc., Class A                     108,635
       13,508  Express, Inc. (a)                      143,590
        4,208  Foot Locker, Inc.                      288,416
        9,973  GameStop Corp., Class A                244,239
       22,757  Gap (The), Inc.                        524,094
        2,340  Genesco, Inc. (a)                      140,868
       13,165  GNC Holdings, Inc., Class A (b)        116,774
        1,098  Group 1 Automotive, Inc.                88,707
       12,012  Guess?, Inc.                           153,393
        3,117  Hibbett Sports, Inc. (a)               102,861
          884  Lithia Motors, Inc., Class A            91,158
        4,098  Murphy USA, Inc. (a)                   261,043
       32,156  Office Depot, Inc.                     143,094
        2,916  Penske Automotive Group, Inc.          158,514
        2,787  RH (a) (b)                              75,305
        1,261  Select Comfort Corp. (a)                25,447
        2,138  Signet Jewelers Ltd.                   166,058
        2,638  Tiffany & Co.                          207,663
        8,846  Urban Outfitters, Inc. (a)             234,773
        4,165  Williams-Sonoma, Inc.                  200,795
                                              ---------------
                                                    5,893,183
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.6%
        2,576  Apple, Inc.                            312,598
        2,312  Diebold Nixdorf, Inc.                   62,886
       22,069  Hewlett Packard Enterprise Co.         500,525
       13,765  HP, Inc.                               207,163
        2,484  NCR Corp. (a)                          106,862
        2,605  Seagate Technology PLC                 117,616
        4,145  Super Micro Computer, Inc. (a)         109,635
       58,495  Xerox Corp.                            405,370
                                              ---------------
                                                    1,822,655
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.6%
        5,833  Coach, Inc.                            217,862
        1,729  Columbia Sportswear Co.                 94,006
        2,099  Deckers Outdoor Corp. (a)              120,902
        5,620  Fossil Group, Inc. (a)                 143,703
        4,917  G-III Apparel Group Ltd. (a)           129,120
        1,934  Oxford Industries, Inc.                106,409
        5,659  PVH Corp.                              530,871
        1,116  Ralph Lauren Corp.                      98,688
        8,199  Skechers U.S.A., Inc.,
                  Class A (a)                         205,959
        2,393  Steven Madden Ltd. (a)                  84,234
        4,591  Wolverine World Wide, Inc.             107,843
                                              ---------------
                                                    1,839,597
                                              ---------------


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                  -- 0.6%
          999  BofI Holding, Inc. (a) (b)     $        29,470
       24,723  MGIC Investment Corp. (a)              263,300
        1,579  Nationstar Mortgage Holdings,
                  Inc. (a)                             28,643
        1,582  Northwest Bancshares, Inc.              27,005
        1,881  PHH Corp. (a)                           27,425
        2,054  Provident Financial Services,
                  Inc.                                 54,369
       14,012  Radian Group, Inc.                     257,821
        1,467  Washington Federal, Inc.                48,191
                                              ---------------
                                                      736,224
                                              ---------------
               TOBACCO -- 0.1%
        2,280  Universal Corp.                        155,040
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.2%
        7,338  Air Lease Corp.                        266,956
        6,971  Aircastle Ltd.                         155,453
        2,360  GATX Corp. (b)                         136,455
        4,741  HD Supply Holdings, Inc. (a)           200,544
        1,188  Kaman Corp.                             60,030
          545  MSC Industrial Direct Co.,
                  Inc., Class A                        55,672
        3,645  Rush Enterprises, Inc.,
                  Class A (a)                         119,374
        7,359  Triton International Ltd.              179,118
          428  W.W. Grainger, Inc.                    108,100
          757  WESCO International, Inc. (a)           53,520
                                              ---------------
                                                    1,335,222
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
        8,726  Telephone and Data Systems,
                  Inc.                                267,452
        2,659  United States Cellular
                  Corp. (a)                           118,565
                                              ---------------
                                                      386,017
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        114,419,861
               (Cost $102,780,590)            ---------------

               MONEY MARKET FUNDS -- 0.4%
      368,756  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                       368,756
      156,796  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio -Institutional
                  Class - 0.41% (c)                   156,796
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                             525,552
               (Cost $525,552)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.8%
$     197,906  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $197,909.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.000%, due 08/31/21. The
                  value of the collateral
                  including accrued interest
                  is $203,565. (d)            $       197,906

      681,651  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $681,661.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 05/31/20. The
                  value of the collateral
                  including accrued interest
                  is $696,939. (d)                    681,651
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.8%                  879,557
               (Cost $879,557)                ---------------

               TOTAL INVESTMENTS -- 101.1%        115,824,970
               (Cost $104,185,699) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.1)%            (1,303,947)
                                              ---------------
               NET ASSETS -- 100.0%           $   114,521,023
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,216,061 and the total value of the collateral held by the Fund is $1,248,313.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,042,064 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,402,793.


                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $  114,419,861   $        --   $       --
Money Market Funds           525,552            --           --
Repurchase Agreements             --       879,557           --
                      -----------------------------------------
Total Investments     $  114,945,413   $   879,557   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,216,061
Non-cash Collateral(2)                             (1,216,061)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       879,557
Non-cash Collateral(4)                               (879,557)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.6%
        1,148  Aerojet Rocketdyne Holdings,
                  Inc. (a)                    $        20,790
        1,481  Curtiss-Wright Corp.                   145,227
        3,666  DigitalGlobe, Inc. (a)                 102,831
        2,360  HEICO Corp.                            181,602
        2,004  Huntington Ingalls Industries,
                  Inc.                                388,696
        1,476  Lockheed Martin Corp.                  370,963
        2,780  Mercury Systems, Inc. (a)               93,742
        1,587  Northrop Grumman Corp.                 363,550
        2,599  Raytheon Co.                           374,672
        1,733  TASER International, Inc. (a)           43,290
          289  TransDigm Group, Inc.                   62,540
                                              ---------------
                                                    2,147,903
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.8%
        6,581  Air Transport Services Group,
                  Inc. (a)                            106,152
        3,219  United Parcel Service, Inc.,
                  Class B                             351,289
        4,218  XPO Logistics, Inc. (a)                188,713
                                              ---------------
                                                      646,154
                                              ---------------
               AIRLINES -- 0.3%
          372  Allegiant Travel Co.                    63,984
        3,194  Hawaiian Holdings, Inc. (a)            162,734
                                              ---------------
                                                      226,718
                                              ---------------
               AUTO COMPONENTS -- 0.4%
          813  Cooper-Standard Holdings,
                  Inc. (a)                             85,593
        1,438  Dorman Products, Inc. (a)               99,251
        1,690  LCI Industries                         185,477
                                              ---------------
                                                      370,321
                                              ---------------
               AUTOMOBILES -- 0.5%
        1,009  Tesla, Inc. (a)                        254,197
        1,820  Thor Industries, Inc.                  188,370
                                              ---------------
                                                      442,567
                                              ---------------
               BANKS -- 5.4%
        2,409  Ameris Bancorp                         108,646
        1,188  Banc of California, Inc. (b)            18,770
        1,642  Bank of Hawaii Corp.                   141,064
        2,077  Bank of the Ozarks, Inc.               113,965
        1,938  BNC Bancorp                             68,314
        4,173  CenterState Banks, Inc.                101,779
        2,674  Central Pacific Financial Corp.         83,776
        1,141  Chemical Financial Corp.                56,400
        2,519  Commerce Bancshares, Inc.              142,399
        1,360  Community Bank System, Inc.             79,370
        1,014  Eagle Bancorp, Inc. (a)                 62,108
        2,202  FCB Financial Holdings, Inc.,
                  Class A (a)                         103,384
        2,730  First Busey Corp.                       79,853
        3,692  First Financial Bancorp                101,715
        3,222  First Financial Bankshares,
                  Inc. (b)                            137,418
        9,098  First Horizon National Corp.           181,960


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
        4,005  First Republic Bank            $       377,792
        2,319  Glacier Bancorp, Inc.                   82,394
        1,928  Great Western Bancorp, Inc.             82,422
        2,408  Hanmi Financial Corp.                   79,825
        6,556  Home BancShares, Inc.                  176,619
        1,193  Independent Bank Corp.                  74,384
        1,683  Independent Bank Group, Inc.           104,598
       10,440  Investors Bancorp, Inc.                149,814
        2,218  Lakeland Financial Corp.                98,524
        2,439  LegacyTexas Financial Group,
                  Inc.                                100,779
        3,084  MB Financial, Inc.                     137,331
        2,675  PacWest Bancorp                        148,195
          517  Park National Corp.                     57,278
        2,627  Pinnacle Financial Partners,
                  Inc.                                175,615
        2,488  Renasant Corp.                          99,022
        2,805  ServisFirst Bancshares, Inc.           112,312
          727  Signature Bank (a)                     114,517
        1,352  Simmons First National Corp.,
                  Class A                              81,323
        2,231  Southside Bancshares, Inc.              76,211
        3,591  Sterling Bancorp                        85,645
          889  Tompkins Financial Corp.                80,499
        2,527  TowneBank                               81,369
        2,939  Union Bankshares Corp.                 108,038
        2,362  United Bankshares, Inc.                105,818
        3,737  Western Alliance Bancorp (a)           184,533
                                              ---------------
                                                    4,555,778
                                              ---------------
               BEVERAGES -- 0.6%
          587  Coca-Cola Bottling Co.
                  Consolidated                         99,109
          469  Constellation Brands, Inc.,
                  Class A                              70,237
        1,628  Dr Pepper Snapple Group, Inc.          148,474
        1,426  National Beverage Corp.                 71,571
        1,411  PepsiCo, Inc.                          146,434
                                              ---------------
                                                      535,825
                                              ---------------
               BIOTECHNOLOGY -- 2.9%
        3,443  AbbVie, Inc.                           210,402
        2,656  Alkermes PLC (a)                       143,716
        6,754  ARIAD Pharmaceuticals, Inc. (a)        160,880
          521  Biogen, Inc. (a)                       144,442
        2,551  Celgene Corp. (a)                      296,299
        2,985  Coherus Biosciences, Inc. (a)           83,281
        1,279  Emergent BioSolutions, Inc. (a)         38,715
        3,145  Exact Sciences Corp. (a) (b)            59,598
        7,044  Exelixis, Inc. (a)                     127,637
        1,234  Five Prime Therapeutics,
                  Inc. (a)                             56,530
        1,429  Genomic Health, Inc. (a)                39,269
        2,086  Halozyme Therapeutics, Inc. (a)         24,093
        2,150  Incyte Corp. (a)                       260,602
          761  Ionis Pharmaceuticals, Inc. (a)         33,865
        4,044  Ironwood Pharmaceuticals,
                  Inc. (a)                             58,153
        3,517  Keryx Biopharmaceuticals,
                  Inc. (a) (b)                         17,550
        4,742  MiMedx Group, Inc. (a) (b)              38,315


                        See Notes to Financial Statements                Page 75

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
        4,108  Momenta Pharmaceuticals,
                  Inc. (a)                    $        77,641
        3,915  OPKO Health, Inc. (a) (b)               34,021
          196  Regeneron Pharmaceuticals,
                  Inc. (a)                             70,421
        1,363  Repligen Corp. (a)                      40,945
          751  Sarepta Therapeutics, Inc. (a)          23,326
        1,380  Seattle Genetics, Inc. (a)              83,131
        1,354  TESARO, Inc. (a)                       220,485
        3,990  Xencor, Inc. (a)                        95,082
                                              ---------------
                                                    2,438,399
                                              ---------------
               BUILDING PRODUCTS -- 1.8%
        1,538  A.O. Smith Corp.                        74,977
        2,542  AAON, Inc.                              86,301
          558  American Woodmark Corp. (a)             39,729
        1,569  Apogee Enterprises, Inc.                89,558
        5,636  Builders FirstSource, Inc. (a)          60,643
        2,677  Continental Building Products,
                  Inc. (a)                             62,240
        2,761  Fortune Brands Home &
                  Security, Inc.                      152,214
        2,522  Gibraltar Industries, Inc. (a)         110,716
          713  Lennox International, Inc.             111,805
        4,668  Masco Corp.                            153,811
        5,369  NCI Building Systems, Inc. (a)          85,904
        1,377  Patrick Industries, Inc. (a)           112,570
        5,171  Ply Gem Holdings, Inc. (a)              83,512
        1,413  Simpson Manufacturing Co., Inc.         61,494
        1,631  Trex Co., Inc. (a)                     110,468
          822  Universal Forest Products, Inc.         83,606
                                              ---------------
                                                    1,479,548
                                              ---------------
               CAPITAL MARKETS -- 2.3%
        6,044  BGC Partners, Inc., Class A             66,907
          986  CBOE Holdings, Inc.                     78,505
        2,559  CME Group, Inc.                        309,844
        2,608  Eaton Vance Corp.                      109,353
          446  FactSet Research Systems, Inc.          77,180
        2,575  Federated Investors, Inc.,
                  Class B                              66,976
          997  Interactive Brokers Group,
                  Inc., Class A                        37,228
        5,233  Intercontinental Exchange, Inc.        305,398
          248  MarketAxess Holdings, Inc.              46,438
        1,874  MSCI, Inc.                             155,074
        3,212  Nasdaq, Inc.                           226,575
        4,144  Northern Trust Corp.                   343,786
          668  S&P Global, Inc.                        80,280
          738  SEI Investments Co.                     35,800
                                              ---------------
                                                    1,939,344
                                              ---------------
               CHEMICALS -- 2.3%
        1,499  Air Products and Chemicals,
                  Inc.                                209,500
        3,430  Albemarle Corp.                        317,755
        1,339  Axalta Coating Systems Ltd. (a)         38,831
          737  Balchem Corp.                           62,822
          613  Ecolab, Inc.                            73,640


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS (CONTINUED)
        2,950  Kraton Corp. (a)               $        79,237
        2,357  Minerals Technologies, Inc.            188,914
           86  NewMarket Corp.                         37,081
        7,109  Olin Corp.                             186,327
        8,565  Platform Specialty Products
                  Corp. (a)                           103,979
        2,029  RPM International, Inc.                106,036
        1,905  Scotts Miracle-Gro (The) Co.           175,203
        1,390  Sensient Technologies Corp.            106,682
          267  Sherwin-Williams (The) Co.              81,117
        3,070  Trinseo S.A.                           198,782
                                              ---------------
                                                    1,965,906
                                              ---------------
               COMMERCIAL SERVICES
                  & SUPPLIES -- 2.9%
        2,238  Brady Corp., Class A                    81,351
        3,193  Cintas Corp.                           370,739
        2,628  Copart, Inc. (a)                       149,113
        2,034  Deluxe Corp.                           148,177
        1,859  Healthcare Services Group, Inc.         73,895
        2,457  Herman Miller, Inc.                     76,658
        2,563  KAR Auction Services, Inc.             116,745
        3,760  Knoll, Inc.                             98,174
        1,367  Matthews International Corp.,
                  Class A                              92,204
        1,515  MSA Safety, Inc.                       108,095
        1,083  Multi-Color Corp.                       83,608
        3,126  Quad/Graphics, Inc.                     81,870
        6,468  Republic Services, Inc.                371,134
        4,311  Rollins, Inc.                          152,006
          855  US Ecology, Inc.                        43,819
        5,204  Waste Management, Inc.                 361,678
        2,497  West Corp.                              60,602
                                              ---------------
                                                    2,469,868
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
        1,881  Arista Networks, Inc. (a)              176,814
        2,550  F5 Networks, Inc. (a)                  341,777
        1,150  InterDigital, Inc.                     107,410
        2,174  Lumentum Holdings, Inc. (a)             82,503
          773  NETGEAR, Inc. (a)                       43,984
        3,150  Ubiquiti Networks, Inc. (a)            196,560
                                              ---------------
                                                      949,048
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.4%
        1,857  Comfort Systems USA, Inc.               62,859
        1,360  Dycom Industries, Inc. (a)             109,698
        1,528  Granite Construction, Inc.              85,767
        2,746  MasTec, Inc. (a)                       102,288
                                              ---------------
                                                      360,612
                                              ---------------
               CONSTRUCTION MATERIALS
                  -- 1.3%
        1,848  Eagle Materials, Inc.                  193,264
        1,666  Martin Marietta Materials, Inc.        382,514
        2,599  Summit Materials, Inc.,
                  Class A (c)                          65,235
        1,603  US Concrete, Inc. (a)                  104,996
        2,359  Vulcan Materials Co.                   302,730
                                              ---------------
                                                    1,048,739
                                              ---------------


Page 76                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE -- 0.2%
          502  Credit Acceptance Corp. (a)    $       103,051
        8,002  LendingClub Corp. (a)                   49,372
                                              ---------------
                                                      152,423
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 0.7%
          518  Avery Dennison Corp.                    37,825
        3,736  Berry Plastics Group, Inc. (a)         190,648
        2,808  Crown Holdings, Inc. (a)               152,109
        2,946  Multi Packaging Solutions
                  International Ltd. (a)               52,498
        3,256  Sealed Air Corp.                       157,916
                                              ---------------
                                                      590,996
                                              ---------------
               DISTRIBUTORS -- 0.5%
        7,034  LKQ Corp. (a)                          224,455
        1,745  Pool Corp.                             184,202
                                              ---------------
                                                      408,657
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
        1,560  Bright Horizons Family
                  Solutions, Inc. (a)                 110,542
        1,797  Grand Canyon Education,
                  Inc. (a)                            105,987
        3,846  Service Corp. International            112,034
        1,933  ServiceMaster Global Holdings,
                  Inc. (a)                             71,482
        1,800  Weight Watchers International,
                  Inc. (a) (b)                         22,410
                                              ---------------
                                                      422,455
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
        1,880  Cincinnati Bell, Inc. (a)               43,146
        1,016  Cogent Communications
                  Holdings, Inc.                       42,469
        1,565  Consolidated Communications
                  Holdings, Inc. (b)                   41,175
       26,590  Globalstar, Inc. (a) (b)                42,012
        2,492  ORBCOMM, Inc. (a)                       20,360
        4,039  Verizon Communications, Inc.           197,951
        4,432  Zayo Group Holdings, Inc. (a)          141,647
                                              ---------------
                                                      528,760
                                              ---------------
               ELECTRIC UTILITIES -- 0.9%
        1,702  ALLETE, Inc.                           111,226
        3,896  Alliant Energy Corp.                   146,684
          443  El Paso Electric Co.                    20,334
          904  IDACORP, Inc.                           72,338
          947  MGE Energy, Inc.                        60,277
          602  NextEra Energy, Inc.                    74,479
        2,763  Pinnacle West Capital Corp.            214,492
        1,461  Southern (The) Co.                      72,217
                                              ---------------
                                                      772,047
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.1%
          311  Acuity Brands, Inc.                     64,449
          657  AZZ, Inc.                               39,124
                                              ---------------
                                                      103,573
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.2%
        5,491  Amphenol Corp., Class A        $       370,588
        1,137  Badger Meter, Inc.                      43,831
        2,435  Belden, Inc.                           186,204
        3,495  CDW Corp.                              180,027
        2,289  Cognex Corp.                           154,645
        1,325  Coherent, Inc. (a)                     208,992
          806  Dolby Laboratories, Inc.,
                  Class A                              38,616
        2,085  Fabrinet (a)                            87,841
        2,816  Fitbit, Inc., Class A (a) (b)           16,924
        4,024  FLIR Systems, Inc.                     142,168
        1,107  IPG Photonics Corp. (a)                127,294
        1,671  Itron, Inc. (a)                        103,101
        1,200  Littelfuse, Inc.                       189,252
                                              ---------------
                                                    1,849,483
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.7%
        7,127  Fairmount Santrol Holdings,
                  Inc. (a)                             89,230
        6,822  Halliburton Co.                        385,921
        2,157  Superior Energy Services, Inc.          38,114
        1,091  U.S. Silica Holdings, Inc.              64,522
                                              ---------------
                                                      577,787
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.6%
           48  Alexander's, Inc.                       20,295
        1,940  Alexandria Real Estate
                  Equities, Inc.                      214,991
        3,471  American Homes 4 Rent,
                  Class A                              77,334
          680  American Tower Corp.                    70,380
          801  Apartment Investment &
                  Management Co., Class A              35,300
        1,822  Apple Hospitality REIT, Inc.            36,476
          406  AvalonBay Communities, Inc.             70,364
        2,205  Brandywine Realty Trust                 35,500
          855  Camden Property Trust                   71,452
        2,742  CareTrust REIT, Inc.                    41,569
          459  CoreSite Realty Corp.                   39,534
        3,499  Corporate Office Properties
                  Trust                               111,338
        8,557  Cousins Properties, Inc.                72,735
          760  DCT Industrial Trust, Inc.              33,964
        1,502  Digital Realty Trust, Inc.             161,660
        1,992  Douglas Emmett, Inc.                    75,377
        2,706  Duke Realty Corp.                       65,837
          829  DuPont Fabros Technology, Inc.          39,361
          986  EastGroup Properties, Inc.              69,779
          201  Equinix, Inc.                           77,381
          309  Essex Property Trust, Inc.              69,309
       10,490  FelCor Lodging Trust, Inc.              80,773
        1,298  First Industrial Realty Trust,
                  Inc.                                 33,553
        1,590  Franklin Street Properties
                  Corp.                                20,273
        1,648  Getty Realty Corp.                      42,502


                        See Notes to Financial Statements                Page 77

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        3,441  Hospitality Properties Trust   $       107,118
        3,141  Hudson Pacific Properties, Inc.        111,223
          995  Kilroy Realty Corp.                     74,476
        1,083  Lamar Advertising Co., Class A          81,788
        6,743  Lexington Realty Trust                  72,285
        3,764  Mack-Cali Realty Corp.                 105,467
          734  Mid-America Apartment
                  Communities, Inc.                    69,693
        4,057  Monmouth Real Estate
                  Investment Corp.                     59,232
        1,905  Monogram Residential Trust,
                  Inc.                                 19,374
          491  National Health Investors, Inc.         36,329
        4,291  New Senior Investment Group,
                  Inc.                                 42,953
        2,928  Outfront Media, Inc.                    80,315
        1,484  Potlatch Corp.                          61,141
        5,592  Prologis, Inc.                         273,169
          625  PS Business Parks, Inc.                 70,025
          733  QTS Realty Trust, Inc., Class A         36,936
        1,723  Retail Opportunity Investments
                  Corp.                                36,528
        1,812  Rexford Industrial Realty, Inc.         41,151
        2,889  Ryman Hospitality Properties,
                  Inc.                                176,749
          844  Sabra Health Care REIT, Inc.            21,438
          309  Saul Centers, Inc.                      19,618
        2,890  Select Income REIT                      72,279
        1,923  Senior Housing Properties Trust         36,633
        1,372  SL Green Realty Corp.                  149,507
          863  STAG Industrial, Inc.                   19,970
          723  Terreno Realty Corp.                    19,658
        1,970  UDR, Inc.                               68,852
          314  Universal Health Realty Income
                  Trust                                19,506
        1,414  Vornado Realty Trust                   150,322
        1,114  Washington Real Estate
                  Investment Trust                     35,035
                                              ---------------
                                                    3,835,807
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.0%
        1,924  Sprouts Farmers Market,
                  Inc. (a)                             35,921
                                              ---------------
               FOOD PRODUCTS -- 2.2%
        2,494  B&G Foods, Inc.                        110,609
        4,544  Blue Buffalo Pet Products,
                  Inc. (a)                            110,192
          684  Calavo Growers, Inc.                    37,825
        3,565  Campbell Soup Co.                      221,850
        1,163  General Mills, Inc.                     72,664
        2,084  Hershey (The) Co.                      219,799
        2,064  Hormel Foods Corp.                      74,923
        1,725  Ingredion, Inc.                        221,128
        1,153  J.M. Smucker (The) Co.                 156,635
          773  Lancaster Colony Corp.                 101,302
          770  McCormick & Co., Inc.                   73,574


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
        2,725  Pinnacle Foods, Inc.           $       144,943
        1,812  Post Holdings, Inc. (a)                151,628
          518  Tootsie Roll Industries,
                  Inc. (b)                             19,399
          504  TreeHouse Foods, Inc. (a)               38,244
        1,165  Tyson Foods, Inc., Class A              73,150
                                              ---------------
                                                    1,827,865
                                              ---------------
               GAS UTILITIES -- 0.6%
          308  Chesapeake Utilities Corp.              20,143
        1,139  ONE Gas, Inc.                           73,602
        3,242  South Jersey Industries, Inc.          106,986
        1,901  Southwest Gas Holdings, Inc.           153,164
        1,909  WGL Holdings, Inc.                     156,423
                                              ---------------
                                                      510,318
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 4.5%
          391  Abaxis, Inc.                            19,923
          323  ABIOMED, Inc. (a)                       34,357
        1,515  Align Technology, Inc. (a)             138,910
          858  Anika Therapeutics, Inc. (a)            43,363
           83  Atrion Corp. 40,554
        1,302  Becton, Dickinson and Co.              230,832
          960  C. R. Bard, Inc.                       227,837
        1,849  Cantel Medical Corp.                   143,131
        1,232  Cooper (The) Cos., Inc.                227,440
          452  Cynosure, Inc., Class A (a)             24,137
        2,770  Danaher Corp.                          232,458
          767  Edwards Lifesciences Corp. (a)          73,816
        1,225  Glaukos Corp. (a)                       50,494
          831  Globus Medical, Inc.,
                  Class A (a)                          21,905
        1,136  Halyard Health, Inc. (a)                43,702
        5,374  Hologic, Inc. (a)                      217,808
          420  ICU Medical, Inc. (a)                   57,582
        3,147  IDEXX Laboratories, Inc. (a)           384,973
        1,251  Inogen, Inc. (a)                        80,527
        1,115  Insulet Corp. (a)                       46,384
        2,546  Integra LifeSciences Holdings
                  Corp. (a)                           106,245
          113  Intuitive Surgical, Inc. (a)            78,274
        2,701  Masimo Corp. (a)                       198,740
          637  Neogen Corp. (a)                        42,067
        1,622  NuVasive, Inc. (a)                     114,789
        2,359  NxStage Medical, Inc. (a)               63,457
          323  Penumbra, Inc. (a)                      23,111
        2,379  ResMed, Inc.                           160,678
        2,524  Spectranetics (The) Corp. (a)           65,245
        2,464  Stryker Corp.                          304,378
        1,717  West Pharmaceutical Services,
                  Inc.                                145,310
        1,584  Wright Medical Group N.V. (a)           39,885
        2,413  Zeltiq Aesthetics, Inc. (a)            106,992
                                              ---------------
                                                    3,789,304
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 2.4%
        1,100  Acadia Healthcare Co., Inc. (a)         42,207
          483  Amedisys, Inc. (a)                      22,131


Page 78                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS
                  & SERVICES (CONTINUED)
        2,185  AMN Healthcare Services,
                  Inc. (a)                    $        78,332
        1,272  Centene Corp. (a)                       80,479
        2,890  Diplomat Pharmacy, Inc. (a)             39,709
        3,988  HCA Holdings, Inc. (a)                 320,157
        2,074  HealthEquity, Inc. (a)                  95,922
        3,532  HealthSouth Corp.                      137,112
          973  Henry Schein, Inc. (a)                 155,544
        1,679  Laboratory Corp. of America
                  Holdings (a)                        225,339
        2,013  Molina Healthcare, Inc. (a)            114,177
        1,300  Surgery Partners, Inc. (a)              24,050
          908  Surgical Care Affiliates,
                  Inc. (a)                             51,302
        1,197  U.S. Physical Therapy, Inc.             83,969
        2,306  UnitedHealth Group, Inc.               373,803
        1,591  VCA, Inc. (a)                          144,145
                                              ---------------
                                                    1,988,378
                                              ---------------
               HEALTH CARE TECHNOLOGY
                  -- 0.3%
        1,393  Evolent Health, Inc.,
                  Class A (a)                          25,353
          823  HealthStream, Inc. (a)                  18,896
        2,313  HMS Holdings Corp. (a)                  42,004
        1,239  Omnicell, Inc. (a)                      44,480
        3,578  Veeva Systems, Inc.,
                  Class A (a)                         151,457
                                              ---------------
                                                      282,190
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.9%
        1,069  BJ's Restaurants, Inc. (a)              38,003
        2,083  Boyd Gaming Corp. (a)                   42,327
        2,940  Brinker International, Inc.            130,830
        7,274  Caesars Entertainment Corp. (a)         65,102
        2,598  Choice Hotels International,
                  Inc.                                144,189
          411  Churchill Downs, Inc.                   58,917
          872  Cracker Barrel Old Country
                  Store, Inc. (b)                     137,828
        6,549  Denny's Corp. (a)                       79,701
        1,143  Domino's Pizza, Inc.                   199,499
        1,389  Dunkin' Brands Group, Inc.              72,047
        1,631  Jack in the Box, Inc.                  176,018
        4,463  Marriott International, Inc.,
                  Class A                             377,570
        1,771  McDonald's Corp.                       217,072
          533  Panera Bread Co., Class A (a)          111,429
        2,127  Papa John's International, Inc.        181,263
        3,047  Penn National Gaming, Inc. (a)          41,988
        3,076  Planet Fitness, Inc., Class A           64,719
          695  Popeyes Louisiana Kitchen,
                  Inc. (a)                             43,917
        7,502  Scientific Games Corp.,
                  Class A (a)                         127,534
        1,215  Six Flags Entertainment Corp.           72,390
          777  Sonic Corp.                             19,347
        2,659  Starbucks Corp.                        146,830
        3,774  Texas Roadhouse, Inc.                  176,019
          677  Vail Resorts, Inc.                     116,133
        1,420  Wingstop, Inc.                          40,427


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS
                  & LEISURE (CONTINUED)
        5,827  Yum! Brands, Inc.              $       381,843
                                              ---------------
                                                    3,262,942
                                              ---------------
               HOUSEHOLD DURABLES -- 0.7%
          619  Cavco Industries, Inc. (a)              60,817
        2,543  Installed Building Products,
                  Inc. (a)                            104,009
        1,797  iRobot Corp. (a)                       108,826
        1,490  Leggett & Platt, Inc.                   71,103
           65  NVR, Inc. (a)                          120,770
        3,660  TRI Pointe Group, Inc. (a)              44,908
          651  Universal Electronics, Inc. (a)         38,734
                                              ---------------
                                                      549,167
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.7%
        3,399  Central Garden & Pet Co.,
                  Class A (a)                         104,621
        1,626  Church & Dwight Co., Inc.               73,528
          816  Energizer Holdings, Inc.                41,184
        7,020  HRG Group, Inc. (a)                    118,147
        1,762  Spectrum Brands Holdings, Inc.         235,033
          176  WD-40 Co.                               18,506
                                              ---------------
                                                      591,019
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.4%
        2,436  Dynegy, Inc. (a)                        23,264
        5,940  NRG Energy, Inc.                        98,248
        3,395  Ormat Technologies, Inc.               182,311
                                              ---------------
                                                      303,823
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.9%
        1,207  3M Co.                                 211,008
        6,822  General Electric Co.                   202,613
        1,861  Honeywell International, Inc.          220,194
          806  Roper Technologies, Inc.               154,631
                                              ---------------
                                                      788,446
                                              ---------------
               INSURANCE -- 1.5%
          331  AMERISAFE, Inc.                         20,870
        3,247  Brown & Brown, Inc.                    136,796
        3,897  Cincinnati Financial Corp.             275,050
        2,022  James River Group Holdings
                  Ltd.                                 80,172
          163  Markel Corp. (a)                       150,775
        3,190  Marsh & McLennan Cos., Inc.            216,984
        9,816  MBIA, Inc. (a)                         100,123
        4,203  National General Holdings Corp.        102,932
        2,633  Primerica, Inc.                        198,660
                                              ---------------
                                                    1,282,362
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.6%
          394  Amazon.com, Inc. (a)                   324,451
        5,249  Etsy, Inc. (a)                          66,190
        2,981  Netflix, Inc. (a)                      419,457
        3,031  Nutrisystem, Inc.                      100,175
          201  Priceline Group (The), Inc. (a)        316,601


                        See Notes to Financial Statements                Page 79

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL (CONTINUED)
        1,674  Shutterfly, Inc. (a)           $        85,926
        1,199  Wayfair, Inc., Class A (a) (b)          49,830
                                              ---------------
                                                    1,362,630
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 2.4%
          684  2U, Inc. (a)                            23,283
        2,222  Alarm.com Holdings, Inc. (a)            60,194
          272  Alphabet, Inc., Class A (a)            223,092
        1,192  Cimpress N.V. (a)                      100,593
        1,721  Cornerstone OnDemand, Inc. (a)          70,027
        6,648  Endurance International Group
                  Holdings, Inc. (a)                   51,190
        1,192  Envestnet, Inc. (a)                     45,058
        1,283  Facebook, Inc., Class A (a)            167,201
        3,871  GrubHub, Inc. (a)                      160,840
        3,653  GTT Communications, Inc. (a)           103,197
        1,780  j2 Global, Inc.                        149,182
          870  LogMeIn, Inc.                           94,047
        1,758  NIC, Inc.                               42,368
        5,584  Pandora Media, Inc. (a) (b)             72,592
          714  Q2 Holdings, Inc. (a)                   22,670
        1,917  Quotient Technology, Inc. (a)           20,416
          884  Shutterstock, Inc. (a)                  47,559
          295  SPS Commerce, Inc. (a)                  20,355
          733  Stamps.com, Inc. (a)                    89,096
        6,722  TrueCar, Inc. (a) (b)                   88,394
          735  WebMD Health Corp. (a)                  36,669
        1,858  Yahoo!, Inc. (a)                        81,882
        1,622  Yelp, Inc. (a)                          67,767
        3,993  Zillow Group, Inc., Class C (a)        141,272
                                              ---------------
                                                    1,978,944
                                              ---------------
               IT SERVICES -- 5.8%
        2,520  Accenture PLC, Class A                 286,952
        1,615  Alliance Data Systems Corp.            368,834
        3,590  Automatic Data Processing, Inc.        362,554
        4,453  Broadridge Financial Solutions,
                  Inc.                                296,258
        1,482  Convergys Corp.                         36,783
        2,966  CoreLogic, Inc. (a)                    104,611
        1,736  CSG Systems International, Inc.         84,022
        1,132  EPAM Systems, Inc. (a)                  72,855
        1,005  Euronet Worldwide, Inc. (a)             71,878
        2,367  EVERTEC, Inc.                           40,357
          833  ExlService Holdings, Inc. (a)           38,276
        3,903  Fidelity National Information
                  Services, Inc.                      309,976
        7,698  First Data Corp., Class A (a)          118,087
        2,778  Fiserv, Inc. (a)                       298,441
        3,651  Gartner, Inc. (a)                      362,763
        2,992  Genpact Ltd. (a)                        73,843
          820  Jack Henry & Associates, Inc.           73,620
        2,088  Mastercard, Inc., Class A              222,017
        1,305  MAXIMUS, Inc.                           71,958
        3,541  Paychex, Inc.                          213,487


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               IT SERVICES (CONTINUED)
        5,462  PayPal Holdings, Inc. (a)      $       217,278
        2,880  Sabre Corp.                             70,560
        2,147  Science Applications
                  International Corp.                 174,809
        7,706  Square, Inc., Class A (a)              112,662
        6,021  Total System Services, Inc.            305,144
        6,190  Vantiv, Inc., Class A (a)              385,266
          921  Visa, Inc., Class A                     76,176
                                              ---------------
                                                    4,849,467
                                              ---------------
               LEISURE PRODUCTS -- 0.4%
          978  American Outdoor Brands
                  Corp. (a) (b)                        20,831
        3,795  Hasbro, Inc.                           313,126
                                              ---------------
                                                      333,957
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.3%
        1,146  Cambrex Corp. (a)                       60,108
          478  Charles River Laboratories
                  International, Inc. (a)              38,622
        3,461  INC Research Holdings, Inc.,
                  Class A (a)                         183,433
          705  Mettler-Toledo International,
                  Inc. (a)                            300,774
        2,642  PRA Health Sciences, Inc. (a)          154,795
        3,882  Quintiles IMS Holdings,
                  Inc. (a)                            304,698
          509  Thermo Fisher Scientific, Inc.          77,567
                                              ---------------
                                                    1,119,997
                                              ---------------
               MACHINERY -- 3.4%
        1,335  Albany International Corp.,
                  Class A                              63,346
        1,246  Astec Industries, Inc.                  87,195
        1,854  ESCO Technologies, Inc.                107,903
        1,315  Graco, Inc.                            117,811
          809  IDEX Corp.                              72,939
        2,411  Illinois Tool Works, Inc.              306,679
        4,918  Ingersoll-Rand PLC                     390,243
        1,222  John Bean Technologies Corp.           105,520
        1,698  Lydall, Inc. (a)                       103,578
        1,131  Middleby (The) Corp. (a)               151,757
        4,645  Mueller Water Products, Inc.,
                  Class A                              62,522
        3,348  Navistar International
                  Corp. (a)                            91,300
        1,625  Nordson Corp.                          184,486
        1,132  RBC Bearings, Inc. (a)                 104,857
        1,052  Rexnord Corp. (a)                       23,239
        1,929  SPX FLOW, Inc. (a)                      67,303
        1,287  Stanley Black & Decker, Inc.           159,588
        3,254  Toro (The) Co.                         191,758
        2,109  Woodward, Inc.                         146,871
        5,962  Xylem, Inc.                            293,986
                                              ---------------
                                                    2,832,881
                                              ---------------
               MEDIA -- 3.2%
          696  AMC Networks, Inc.,
                  Class A (a)                          39,916
          176  Cable One, Inc.                        111,299


Page 80                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
        1,025  Charter Communications, Inc.,
                  Class A (a)                 $       332,049
        5,344  Comcast Corp., Class A                 403,044
       12,611  Interpublic Group of Cos.
                  (The), Inc.                         296,737
          983  Liberty Broadband Corp.,
                  Class C (a)                          83,889
        1,327  Nexstar Media Group, Inc.               86,786
        3,469  Omnicom Group, Inc.                    297,120
        3,535  Regal Entertainment Group,
                  Class A                              80,103
        2,551  Scripps Networks Interactive,
                  Inc., Class A                       194,284
        2,519  Sinclair Broadcast Group, Inc.,
                  Class A                              85,016
       82,926  Sirius XM Holdings, Inc. (b)           391,411
        2,833  Walt Disney (The) Co.                  313,471
                                              ---------------
                                                    2,715,125
                                              ---------------
               METALS & MINING -- 1.4%
       10,287  AK Steel Holding Corp. (a)              83,119
       12,489  Cliffs Natural Resources,
                  Inc. (a)                            109,529
        4,006  Coeur Mining, Inc. (a)                  46,670
       27,977  Freeport-McMoRan, Inc. (a)             465,817
       27,794  Hecla Mining Co.                       178,993
        2,109  Newmont Mining Corp.                    76,514
          575  Royal Gold, Inc.                        41,498
        3,070  Worthington Industries, Inc.           146,715
                                              ---------------
                                                    1,148,855
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 0.9%
       14,805  Annaly Capital Management,
                  Inc.                                151,307
        1,240  Apollo Commercial Real Estate
                  Finance, Inc.                        21,588
        3,633  Blackstone Mortgage Trust,
                  Inc., Class A                       110,770
        8,557  Chimera Investment Corp.               150,860
        4,530  Ladder Capital Corp.                    61,427
       11,581  New Residential Investment
                  Corp.                               175,452
        4,065  Redwood Trust, Inc.                     63,008
        4,175  Two Harbors Investment Corp.            36,615
                                              ---------------
                                                      771,027
                                              ---------------
               MULTILINE RETAIL -- 0.6%
        2,911  Dollar General Corp.                   214,890
        2,793  Dollar Tree, Inc. (a)                  215,592
        3,692  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                  112,790
                                              ---------------
                                                      543,272
                                              ---------------
               MULTI-UTILITIES -- 1.2%
       11,981  CenterPoint Energy, Inc.               314,022
        3,547  CMS Energy Corp.                       151,102
        1,927  Dominion Resources, Inc.               146,991
        2,014  SCANA Corp.                            138,362


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MULTI-UTILITIES (CONTINUED)
        3,676  WEC Energy Group, Inc.         $       217,068
                                              ---------------
                                                      967,545
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.1%
        3,397  Apache Corp.                           203,209
        1,341  Callon Petroleum Co. (a)                20,490
        5,204  Cheniere Energy, Inc. (a)              247,971
       25,933  Chesapeake Energy Corp. (a)            167,268
        1,086  Cimarex Energy Co.                     146,838
          542  Concho Resources, Inc. (a)              75,576
        2,864  Continental Resources, Inc. (a)        139,076
        8,080  Devon Energy Corp.                     367,963
          721  Diamondback Energy, Inc. (a)            75,828
       10,300  Laredo Petroleum, Inc. (a)             139,565
          800  Matador Resources Co. (a)               21,064
        6,428  ONEOK, Inc.                            354,247
        4,133  Parsley Energy, Inc.,
                  Class A (a)                         145,564
        1,003  PDC Energy, Inc. (a)                    74,162
          820  Pioneer Natural Resources Co.          147,789
        1,978  QEP Resources, Inc. (a)                 34,496
        2,448  RSP Permian, Inc. (a)                  104,187
        2,313  Synergy Resources Corp. (a)             19,915
        9,996  WPX Energy, Inc. (a)                   139,244
                                              ---------------
                                                    2,624,452
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 0.3%
        7,694  Louisiana-Pacific Corp. (a)            147,186
          986  Neenah Paper, Inc.                      81,000
                                              ---------------
                                                      228,186
                                              ---------------
               PERSONAL PRODUCTS -- 0.2%
        8,336  Avon Products, Inc. (a)                 48,932
        1,888  Inter Parfums, Inc.                     64,381
          707  Revlon, Inc., Class A (a)               23,649
                                              ---------------
                                                      136,962
                                              ---------------
               PHARMACEUTICALS -- 1.1%
        1,230  Bristol-Myers Squibb Co.                60,467
        4,052  Catalent, Inc. (a)                     108,432
        4,501  Horizon Pharma PLC (a)                  73,681
        1,926  Innoviva, Inc. (a) (b)                  20,416
        1,281  Johnson & Johnson                      145,073
        2,507  Merck & Co., Inc.                      155,409
        1,398  Prestige Brands Holdings,
                  Inc. (a)                             73,759
        2,449  Supernus Pharmaceuticals,
                  Inc. (a)                             66,245
          646  Theravance Biopharma,
                  Inc. (a) (b)                         19,354
        4,027  Zoetis, Inc.                           221,243
                                              ---------------
                                                      944,079
                                              ---------------
               PROFESSIONAL SERVICES -- 0.7%
          340  CEB, Inc.                               25,993
          300  Dun & Bradstreet (The) Corp.            36,786
          608  Equifax, Inc.                           71,306
          697  Exponent, Inc.                          40,461
        1,184  Insperity, Inc.                         84,656
        1,177  TransUnion (a)                          37,111


                        See Notes to Financial Statements                Page 81

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES
                  (CONTINUED)
        4,100  TriNet Group, Inc. (a)         $       104,263
          885  Verisk Analytics, Inc. (a)              73,137
        2,009  WageWorks, Inc. (a)                    144,949
                                              ---------------
                                                      618,662
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
        1,389  HFF, Inc., Class A                      41,226
          638  Howard Hughes (The) Corp. (a)           68,017
        3,552  Kennedy-Wilson Holdings, Inc.           72,638
        1,104  RE/MAX Holdings, Inc.,
                  Class A                              61,879
                                              ---------------
                                                      243,760
                                              ---------------
               ROAD & RAIL -- 0.5%
        3,802  J.B. Hunt Transport Services,
                  Inc.                                376,702
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 5.2%
        1,535  Advanced Energy Industries,
                  Inc. (a)                             90,319
       16,054  Advanced Micro Devices,
                  Inc. (a)                            166,480
        4,065  Analog Devices, Inc.                   304,631
       11,435  Applied Materials, Inc.                391,649
        3,220  Cirrus Logic, Inc. (a)                 194,230
       12,731  Cypress Semiconductor Corp.            150,226
        8,136  Entegris, Inc. (a)                     152,550
        1,386  Inphi Corp. (a)                         63,507
        4,636  Integrated Device Technology,
                  Inc. (a)                            116,781
        3,490  Lam Research Corp.                     400,861
        1,336  MACOM Technology Solutions
                  Holdings, Inc. (a)                   63,527
        4,818  MaxLinear, Inc., Class A (a)           123,244
        3,373  Microsemi Corp. (a)                    179,275
        3,065  MKS Instruments, Inc.                  201,984
        1,333  Monolithic Power Systems, Inc.         116,291
        3,457  NVIDIA Corp.                           377,435
          911  Power Integrations, Inc.                64,681
        4,089  Qorvo, Inc. (a)                        262,555
        1,960  Semtech Corp. (a)                       64,582
          951  Silicon Laboratories, Inc. (a)          62,005
        1,977  Skyworks Solutions, Inc.               181,370
        1,399  Tessera Holding Corp.                   63,235
        4,046  Texas Instruments, Inc.                305,635
        4,890  Xilinx, Inc.                           284,598
                                              ---------------
                                                    4,381,651
                                              ---------------
               SOFTWARE -- 4.5%
        1,441  8x8, Inc. (a)                           22,840
        2,094  Adobe Systems, Inc. (a)                237,418
          777  ANSYS, Inc. (a)                         72,463
        2,663  Aspen Technology, Inc. (a)             141,432
        2,913  Autodesk, Inc. (a)                     236,943
          569  Blackbaud, Inc.                         37,332
          500  BroadSoft, Inc. (a)                     21,000


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
        2,887  Cadence Design Systems,
                  Inc. (a)                    $        75,149
        6,182  CDK Global, Inc.                       386,684
        3,306  Citrix Systems, Inc. (a)               301,474
        2,125  CommVault Systems, Inc. (a)            104,337
        1,084  Ebix, Inc. (b)                          60,162
        1,874  Electronic Arts, Inc. (a)              156,348
          435  Ellie Mae, Inc. (a)                     35,992
          611  Fair Isaac Corp.                        75,336
        1,357  Gigamon, Inc. (a)                       44,985
          439  HubSpot, Inc. (a)                       22,521
        2,576  Intuit, Inc.                           305,462
        3,469  Microsoft Corp.                        224,271
          213  MicroStrategy, Inc.,
                  Class A (a)                          42,877
        2,444  Nuance Communications,
                  Inc. (a)                             38,762
        1,601  Paycom Software, Inc. (a)               74,030
        2,918  Pegasystems, Inc.                      113,218
        2,632  Progress Software Corp.                 73,749
        1,031  Proofpoint, Inc. (a)                    82,645
        2,361  PTC, Inc. (a)                          124,118
        1,000  RingCentral, Inc., Class A (a)          23,350
        1,050  salesforce.com, Inc. (a)                83,055
        1,986  ServiceNow, Inc. (a)                   179,971
        5,016  Synopsys, Inc. (a)                     315,456
        2,010  TiVo Corp. (a)                          37,989
                                              ---------------
                                                    3,751,369
                                              ---------------
               SPECIALTY RETAIL -- 3.4%
          374  AutoZone, Inc. (a)                     271,143
        2,148  Burlington Stores, Inc. (a)            179,788
        1,040  Children's Place (The), Inc.           100,880
        2,734  Five Below, Inc. (a)                   108,950
        2,202  Home Depot (The), Inc.                 302,951
        1,091  L Brands, Inc.                          65,689
        2,076  Lowe's Cos., Inc.                      151,714
        1,060  O'Reilly Automotive, Inc. (a)          278,006
        1,451  Party City Holdco, Inc. (a)             20,967
        5,625  Ross Stores, Inc.                      371,869
        2,756  Sally Beauty Holdings, Inc. (a)         65,593
        3,163  Tile Shop Holdings, Inc. (a)            60,413
        3,929  TJX (The) Cos., Inc.                   294,361
        1,947  Tractor Supply Co.                     143,435
        1,447  Ulta Beauty, Inc. (a)                  393,989
                                              ---------------
                                                    2,809,748
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.1%
        1,551  3D Systems Corp. (a) (b)                25,576
        1,822  Pure Storage, Inc.,
                  Class A (a) (b)                      20,716
                                              ---------------
                                                       46,292
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.3%
          421  Carter's, Inc.                          35,259
        5,851  Kate Spade & Co. (a)                   108,302
        1,414  NIKE, Inc., Class B                     74,800
                                              ---------------
                                                      218,361
                                              ---------------


Page 82                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                  -- 0.8%
        5,708  Beneficial Bancorp, Inc.       $       101,888
        2,552  Capitol Federal Financial, Inc.         39,428
        3,245  Essent Group Ltd. (a)                  112,180
        2,295  Flagstar Bancorp, Inc. (a)              59,142
        3,976  Kearny Financial Corp.                  60,634
          610  LendingTree, Inc. (a)                   68,259
        4,446  Meridian Bancorp, Inc.                  83,807
        1,912  TFS Financial Corp.                     33,441
        1,813  WSFS Financial Corp.                    82,129
                                              ---------------
                                                      640,908
                                              ---------------
               TOBACCO -- 0.3%
        2,183  Altria Group, Inc.                     155,386
        4,803  Vector Group Ltd.                      105,954
                                              ---------------
                                                      261,340
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.3%
        3,161  Beacon Roofing Supply, Inc. (a)        138,357
        3,171  BMC Stock Holdings, Inc. (a)            59,298
        6,284  Fastenal Co.                           312,189
        1,724  United Rentals, Inc. (a)               218,103
        6,417  Univar, Inc. (a)                       191,355
          983  Watsco, Inc.                           150,143
                                              ---------------
                                                    1,069,445
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.0%
          446  Macquarie Infrastructure Corp.          33,446
                                              ---------------
               WATER UTILITIES -- 0.4%
          452  American States Water Co.               19,788
        2,040  American Water Works Co., Inc.         149,818
        1,239  California Water Service Group          42,745
        1,876  SJW Group                               93,988
                                              ---------------
                                                      306,339
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
        1,539  Shenandoah
                  Telecommunications Co.               41,938
        6,417  T-Mobile US, Inc. (a)                  399,586
                                              ---------------
                                                      441,524
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                         83,787,379
               (Cost $74,022,674)             ---------------


               MONEY MARKET FUNDS -- 0.5%
      286,687  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (d) (e)                       286,687
      112,294  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio -Institutional
                  Class - 0.41% (d)                   112,294
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.5%                             398,981
               (Cost $398,981)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.8%
$     153,861  JPMorgan Chase & Co.,
                  0.44% (d), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $153,863.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.000%, due 08/31/21. The
                  value of the collateral
                  including accrued interest
                  is $158,260. (e)            $       153,861

      529,945  RBC Capital Markets LLC,
                  0.50% (d), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $529,953.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 05/31/20. The
                  value of the collateral
                  including accrued interest
                  is $541,830. (e)                    529,945
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.8%                  683,806
               (Cost $683,806)                ---------------

               TOTAL INVESTMENTS -- 101.2%         84,870,166
               (Cost $75,105,461) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%            (1,021,003)
                                              ---------------
               NET ASSETS -- 100.0%           $    83,849,163
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $944,288 and the total value of the collateral held by the Fund is $970,493.

(c) Non-income producing security which makes PIK distributions. For the six months ended January 31, 2017, the Fund received 27 PIK shares of Summit Materials, Inc., Class A.

(d)   Interest rate shown reflects yield as of January 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,414,736 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $650,031.


                        See Notes to Financial Statements                Page 83

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $   83,787,379   $        --   $       --
Money Market Funds           398,981            --           --
Repurchase Agreements             --       683,806           --
                      -----------------------------------------
Total Investments     $   84,186,360   $   683,806   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       944,288
Non-cash Collateral(2)                               (944,288)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       683,806
Non-cash Collateral(4)                               (683,806)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 84                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.3%
        2,692  BWX Technologies, Inc.         $       111,691
        6,234  Hexcel Corp.                           320,116
        5,495  Spirit AeroSystems Holdings,
                  Inc., Class A                       329,975
        1,736  Teledyne Technologies, Inc. (a)        213,302
                                              ---------------
                                                      975,084
                                              ---------------
               AIRLINES -- 1.2%
       23,836  JetBlue Airways Corp. (a)              467,424
        7,389  Spirit Airlines, Inc. (a)              399,301
                                              ---------------
                                                      866,725
                                              ---------------
               AUTO COMPONENTS -- 1.9%
       10,838  BorgWarner, Inc.                       442,516
       21,710  Gentex Corp.                           453,522
        6,845  Tenneco, Inc. (a)                      461,695
                                              ---------------
                                                    1,357,733
                                              ---------------
               BANKS -- 5.0%
        8,655  Associated Banc-Corp.                  218,971
        2,834  BankUnited, Inc.                       108,259
        1,286  BOK Financial Corp.                    105,761
        2,811  Cathay General Bancorp                 102,433
       12,522  CIT Group, Inc.                        515,781
        1,213  Cullen/Frost Bankers, Inc.             108,442
        2,103  East West Bancorp, Inc.                108,178
       13,334  F.N.B. Corp.                           199,210
          603  First Citizens BancShares,
                  Inc., Class A                       221,144
        5,684  Fulton Financial Corp.                 103,449
        1,276  IBERIABANK Corp.                       104,823
        5,519  People's United Financial, Inc.        103,481
        9,757  Popular, Inc.                          433,503
        2,979  Prosperity Bancshares, Inc.            216,365
       21,823  TCF Financial Corp.                    378,629
       17,073  Umpqua Holdings Corp.                  312,607
        1,471  Wintrust Financial Corp.               105,324
        4,967  Zions Bancorporation                   209,558
                                              ---------------
                                                    3,655,918
                                              ---------------
               BIOTECHNOLOGY -- 0.8%
        3,727  United Therapeutics Corp. (a)          609,849
                                              ---------------
               BUILDING PRODUCTS -- 1.6%
       10,366  Owens Corning                          572,721
       18,505  USG Corp. (a)                          566,068
                                              ---------------
                                                    1,138,789
                                              ---------------
               CAPITAL MARKETS -- 0.6%
        3,084  E*TRADE Financial Corp. (a)            115,496
        3,573  Legg Mason, Inc.                       113,228
        6,071  LPL Financial Holdings, Inc.           238,590
                                              ---------------
                                                      467,314
                                              ---------------
               CHEMICALS -- 2.8%
        8,458  Cabot Corp.                            468,319
        6,789  CF Industries Holdings, Inc.           239,584
        6,637  H.B. Fuller Co.                        327,669
       16,805  Huntsman Corp.                         342,654
        6,673  PolyOne Corp.                          227,616


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS (CONTINUED)
        7,637  Westlake Chemical Corp.        $       472,807
                                              ---------------
                                                    2,078,649
                                              ---------------
               COMMERCIAL SERVICES
                  & SUPPLIES -- 1.3%
        3,823  HNI Corp.                              192,718
       21,109  Pitney Bowes, Inc.                     336,055
       26,194  R.R. Donnelley & Sons Co.              449,227
                                              ---------------
                                                      978,000
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.2%
        3,393  NetScout Systems, Inc. (a)             112,987
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.8%
        5,880  AECOM (a)                              217,148
       16,832  Chicago Bridge & Iron Co. N.V.         558,991
        3,022  EMCOR Group, Inc.                      210,603
        1,876  Jacobs Engineering Group,
                  Inc. (a)                            109,840
        6,132  Quanta Services, Inc. (a)              220,078
                                              ---------------
                                                    1,316,660
                                              ---------------
               CONSUMER FINANCE -- 1.8%
       26,018  Navient Corp.                          391,311
       19,309  OneMain Holdings, Inc. (a)             432,135
       39,585  Santander Consumer USA
                  Holdings, Inc. (a)                  523,314
                                              ---------------
                                                    1,346,760
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 2.3%
        6,704  Bemis Co., Inc.                        326,619
       34,256  Graphic Packaging Holding Co.          428,543
       12,277  Owens-Illinois, Inc. (a)               232,035
        3,780  Packaging Corp. of America             348,440
        6,083  Sonoco Products Co.                    334,261
                                              ---------------
                                                    1,669,898
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.3%
        1,045  Graham Holdings Co., Class B           542,930
       18,596  H&R Block, Inc.                        399,070
                                              ---------------
                                                      942,000
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
        4,595  Leucadia National Corp.                109,591
        2,725  Voya Financial, Inc.                   109,599
                                              ---------------
                                                      219,190
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
      126,481  Frontier Communications
                  Corp. (b)                           441,419
                                              ---------------
               ELECTRIC UTILITIES -- 2.4%
       15,630  Great Plains Energy, Inc.              430,607
       12,928  Hawaiian Electric Industries,
                  Inc.                                432,830
        9,586  OGE Energy Corp.                       321,514
        3,116  PNM Resources, Inc.                    107,190
        9,866  Portland General Electric Co.          430,256
                                              ---------------
                                                    1,722,397
                                              ---------------


                        See Notes to Financial Statements                Page 85

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 1.5%
        1,368  EnerSys                        $       106,636
          916  Hubbell, Inc.                          111,825
        6,172  Regal Beloit Corp.                     448,087
       10,974  Sensata Technologies Holding
                  N.V. (a)                            460,359
                                              ---------------
                                                    1,126,907
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.7%
        7,494  Arrow Electronics, Inc. (a)            550,959
       11,224  Avnet, Inc.                            521,242
       20,513  AVX Corp.                              332,311
       18,059  Jabil Circuit, Inc.                    433,055
        5,845  Keysight Technologies, Inc. (a)        216,674
        1,766  SYNNEX Corp.                           212,238
        5,049  Tech Data Corp. (a)                    431,992
                                              ---------------
                                                    2,698,471
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.4%
       11,365  Oceaneering International, Inc.        316,515
        7,939  Patterson-UTI Energy, Inc.             222,610
       36,254  Transocean Ltd. (a)                    506,468
                                              ---------------
                                                    1,045,593
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.9%
       17,101  Care Capital Properties, Inc.          422,566
        9,896  Columbia Property Trust, Inc.          220,186
       21,848  CoreCivic, Inc.                        634,466
       17,672  Equity Commonwealth (a)                545,004
        8,924  GEO Group (The), Inc.                  370,524
       17,539  LaSalle Hotel Properties               529,152
        5,111  Piedmont Office Realty Trust,
                  Inc., Class A                       111,011
       16,071  Rayonier, Inc.                         448,220
       21,820  RLJ Lodging Trust                      506,442
       35,040  Sunstone Hotel Investors, Inc.         515,789
                                              ---------------
                                                    4,303,360
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.6%
        2,696  Casey's General Stores, Inc.           309,770
        4,452  Performance Food Group Co. (a)          98,612
        1,280  PriceSmart, Inc.                       108,416
        8,960  United Natural Foods, Inc. (a)         409,472
        7,779  US Foods Holding Corp. (a)             211,589
                                              ---------------
                                                    1,137,859
                                              ---------------
               FOOD PRODUCTS -- 2.3%
       41,393  Darling Ingredients, Inc. (a)          496,716
       16,056  Flowers Foods, Inc.                    322,886
        5,288  Fresh Del Monte Produce, Inc.          302,738
          800  J&J Snack Foods Corp.                  102,056
       22,513  Pilgrim's Pride Corp.                  430,899
                                              ---------------
                                                    1,655,295
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               GAS UTILITIES -- 0.6%
        3,009  New Jersey Resources Corp.     $       113,439
        4,967  Spire, Inc.                            322,855
                                              ---------------
                                                      436,294
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.3%
        3,809  Hill-Rom Holdings, Inc.                224,236
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 3.1%
       25,816  Brookdale Senior Living,
                  Inc. (a)                            386,465
          666  Chemed Corp.                           110,616
        9,409  LifePoint Health, Inc. (a)             558,424
        4,809  MEDNAX, Inc. (a)                       328,695
        9,084  Owens & Minor, Inc.                    325,934
        7,816  Patterson Cos., Inc.                   325,224
       14,403  Tenet Healthcare Corp. (a)             253,349
                                              ---------------
                                                    2,288,707
                                              ---------------
               HEALTH CARE TECHNOLOGY
                  -- 0.3%
       20,936  Allscripts Healthcare
                  Solutions, Inc. (a)                 245,161
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.9%
        2,076  Buffalo Wild Wings, Inc. (a)           313,476
        5,355  Cheesecake Factory (The), Inc.         322,692
       29,409  ILG, Inc.                              557,301
       15,809  Wendy's (The) Co.                      213,896
                                              ---------------
                                                    1,407,365
                                              ---------------
               HOUSEHOLD DURABLES -- 1.8%
       15,712  CalAtlantic Group, Inc.                547,878
       13,789  Toll Brothers, Inc. (a)                432,423
        6,092  Tupperware Brands Corp.                367,713
                                              ---------------
                                                    1,348,014
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.6%
       37,402  Calpine Corp. (a)                      441,344
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.3%
        1,938  Carlisle Cos., Inc.                    211,455
                                              ---------------
               INSURANCE -- 11.3%
        1,214  American Financial Group, Inc.         104,610
        2,572  American National Insurance
                  Co.                                 299,869
       15,614  AmTrust Financial Services,
                  Inc.                                412,053
        9,716  Aspen Insurance Holdings Ltd.          547,982
        5,755  Assurant, Inc.                         558,983
       14,150  Assured Guaranty Ltd.                  550,577
        6,550  Axis Capital Holdings Ltd.             419,266
       27,904  CNO Financial Group, Inc.              527,665
        2,702  Enstar Group Ltd. (a)                  523,242
       14,590  First American Financial Corp.         548,292
        3,523  Hanover Insurance Group
                  (The), Inc.                         295,721
        1,774  Mercury General Corp.                  112,205
       22,499  Old Republic International
                  Corp.                               467,979


Page 86                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        3,802  ProAssurance Corp.             $       206,829
        3,397  Reinsurance Group of America,
                  Inc.                                426,222
        3,922  RenaissanceRe Holdings Ltd.            534,647
        7,447  Selective Insurance Group, Inc.        310,540
        9,715  Validus Holdings Ltd.                  553,755
        4,822  W. R. Berkley Corp.                    324,087
          641  White Mountains Insurance
                  Group Ltd.                          583,156
                                              ---------------
                                                    8,307,680
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.4%
        9,346  HSN, Inc.                              329,446
                                              ---------------
               IT SERVICES -- 1.3%
        2,827  Black Knight Financial
                  Services, Inc.,
                  Class A (a) (b)                     103,044
        2,962  Booz Allen Hamilton Holding
                  Corp.                               100,175
        2,581  CACI International, Inc.,
                  Class A (a)                         316,947
          998  DST Systems, Inc.                      114,920
        4,180  Leidos Holdings, Inc.                  201,978
        3,932  Teradata Corp. (a)                     115,443
                                              ---------------
                                                      952,507
                                              ---------------
               LEISURE PRODUCTS -- 1.3%
        3,919  Brunswick Corp.                        234,591
        3,890  Polaris Industries, Inc. (b)           327,032
       14,481  Vista Outdoor, Inc. (a)                417,198
                                              ---------------
                                                      978,821
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.2%
          585  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         111,197
        3,253  PAREXEL International
                  Corp. (a)                           230,605
        4,098  PerkinElmer, Inc.                      217,973
       12,809  VWR Corp. (a)                          331,881
                                              ---------------
                                                      891,656
                                              ---------------
               MACHINERY -- 4.3%
        5,542  AGCO Corp.                             348,038
        5,948  Colfax Corp. (a)                       231,972
        4,446  Crane Co.                              320,290
        2,541  Donaldson Co., Inc.                    107,357
       11,084  ITT, Inc.                              453,003
        1,395  Lincoln Electric Holdings, Inc.        116,301
        4,963  Oshkosh Corp.                          345,574
        3,390  Terex Corp.                            107,802
        5,383  Timken (The) Co.                       239,005
       19,248  Trinity Industries, Inc.               530,090
        1,007  WABCO Holdings, Inc. (a)               109,793
        2,576  Wabtec Corp.                           223,185
                                              ---------------
                                                    3,132,410
                                              ---------------
               MARINE -- 0.6%
        6,428  Kirby Corp. (a)                        414,285
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MEDIA -- 1.4%
        8,358  Cinemark Holdings, Inc.        $       355,215
        1,962  John Wiley & Sons, Inc.,
                  Class A                             108,106
       24,983  TEGNA, Inc.                            572,361
                                              ---------------
                                                    1,035,682
                                              ---------------
               METALS & MINING -- 0.9%
        2,728  Compass Minerals International,
                  Inc.                                228,061
        5,374  Reliance Steel & Aluminum Co.          428,039
                                              ---------------
                                                      656,100
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 1.1%
       70,037  MFA Financial, Inc.                    552,592
        9,737  Starwood Property Trust, Inc.          216,745
                                              ---------------
                                                      769,337
                                              ---------------
               MULTILINE RETAIL -- 0.8%
        8,516  Big Lots, Inc.                         425,800
       25,723  JC Penney Co., Inc. (a) (b)            171,058
                                              ---------------
                                                      596,858
                                              ---------------
               MULTI-UTILITIES -- 1.8%
       10,690  Avista Corp.                           413,061
        1,744  Black Hills Corp.                      109,087
        7,518  NorthWestern Corp.                     429,353
        6,149  Vectren Corp.                          337,519
                                              ---------------
                                                    1,289,020
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.1%
        5,862  CONSOL Energy, Inc.                     99,302
       10,299  Murphy Oil Corp.                       297,744
        1,905  Targa Resources Corp.                  109,766
        6,985  World Fuel Services Corp.              310,693
                                              ---------------
                                                      817,505
                                              ---------------
               PERSONAL PRODUCTS -- 1.1%
        2,930  Edgewell Personal Care Co. (a)         231,001
        4,440  Herbalife Ltd. (a) (b)                 249,528
        6,712  Nu Skin Enterprises, Inc.,
                  Class A                             348,219
                                              ---------------
                                                      828,748
                                              ---------------
               PHARMACEUTICALS -- 0.5%
       32,444  Endo International PLC (a)             397,115
                                              ---------------
               PROFESSIONAL SERVICES -- 0.8%
        3,608  ManpowerGroup, Inc.                    344,420
        4,383  Robert Half International, Inc.        206,264
                                              ---------------
                                                      550,684
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.3%
        5,288  Jones Lang LaSalle, Inc.               544,823
       16,616  Realogy Holdings Corp.                 430,520
                                              ---------------
                                                      975,343
                                              ---------------
               ROAD & RAIL -- 2.4%
        5,826  Avis Budget Group, Inc. (a)            216,844
        6,159  Genesee & Wyoming, Inc.,
                  Class A (a)                         464,142


                        See Notes to Financial Statements                Page 87

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
        9,700  Knight Transportation, Inc.    $       323,980
        1,252  Landstar System, Inc.                  105,919
        2,493  Old Dominion Freight Line,
                  Inc. (a)                            220,082
        5,744  Ryder System, Inc.                     445,735
                                              ---------------
                                                    1,776,702
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 1.2%
        8,099  Cree, Inc. (a)                         223,370
       16,651  First Solar, Inc. (a)                  519,345
        8,375  ON Semiconductor Corp. (a)             111,555
                                              ---------------
                                                      854,270
                                              ---------------
               SOFTWARE -- 0.5%
       17,664  ACI Worldwide, Inc. (a)                342,682
                                              ---------------
               SPECIALTY RETAIL -- 6.2%
       35,227  American Eagle Outfitters, Inc.        532,280
        8,788  AutoNation, Inc. (a)                   466,819
       13,150  Bed Bath & Beyond, Inc.                530,603
        6,037  Dick's Sporting Goods, Inc.            311,509
       21,156  GameStop Corp., Class A                518,110
        8,695  Murphy USA, Inc. (a)                   553,872
        6,186  Penske Automotive Group, Inc.          336,271
        4,535  Signet Jewelers Ltd.                   352,233
       18,762  Urban Outfitters, Inc. (a)             497,943
        8,835  Williams-Sonoma, Inc.                  425,935
                                              ---------------
                                                    4,525,575
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.3%
        5,271  NCR Corp. (a)                          226,758
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.5%
        3,665  Columbia Sportswear Co.                199,266
        2,367  Ralph Lauren Corp.                     209,314
       17,391  Skechers U.S.A., Inc.,
                  Class A (a)                         436,862
        9,737  Wolverine World Wide, Inc.             228,722
                                              ---------------
                                                    1,074,164
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
       52,442  MGIC Investment Corp. (a)              558,507
       29,719  Radian Group, Inc.                     546,830
        3,112  Washington Federal, Inc.               102,229
                                              ---------------
                                                    1,207,566
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.7%
       15,567  Air Lease Corp.                        566,328
       10,058  HD Supply Holdings, Inc. (a)           425,453
        1,156  MSC Industrial Direct Co.,
                  Inc., Class A                       118,085
        1,604  WESCO International, Inc. (a)          113,403
                                              ---------------
                                                    1,223,269
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.8%
       18,511  Telephone and Data Systems,
                  Inc.                        $       567,362
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                         73,190,978
               (Cost $68,777,050)             ---------------

               MONEY MARKET FUNDS -- 0.4%
      300,970  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                       300,970
               (Cost $300,970)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.0%
$     161,527  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $161,528.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.000%, due 08/31/21. The
                  value of the collateral
                  including accrued interest
                  is $166,145. (d)                    161,527

      556,348  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $556,356.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 05/31/20. The
                  value of the collateral
                  including accrued interest
                  is $568,826. (d)                    556,348
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.0%                  717,875
               (Cost $717,875)                ---------------

               TOTAL INVESTMENTS -- 101.3%         74,209,823
               (Cost $69,795,895) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.3)%              (941,990)
                                              ---------------
               NET ASSETS -- 100.0%           $    73,267,833
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $982,156 and the total value of the collateral held by the Fund is $1,018,845.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.


Page 88                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2017 (UNAUDITED)


(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,654,323 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,240,395.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2     LEVEL 3
                      -----------------------------------------
Common Stocks*        $   73,190,978   $        --   $       --
Money Market Funds           300,970            --           --
Repurchase Agreements             --       717,875           --
                      -----------------------------------------
Total Investments     $   73,491,948   $   717,875   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       982,156
Non-cash Collateral(2)                               (982,156)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       717,875
Non-cash Collateral(4)                               (717,875)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 89

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.3%
        5,232  Curtiss-Wright Corp.           $       513,050
        8,338  HEICO Corp.                            641,609
                                              ---------------
                                                    1,154,659
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.8%
       14,904  XPO Logistics, Inc. (a)                666,805
                                              ---------------
               AIRLINES -- 0.6%
       11,285  Hawaiian Holdings, Inc. (a)            574,971
                                              ---------------
               AUTO COMPONENTS -- 0.7%
        5,970  LCI Industries                         655,207
                                              ---------------
               AUTOMOBILES -- 0.8%
        6,429  Thor Industries, Inc.                  665,401
                                              ---------------
               BANKS -- 7.6%
        5,802  Bank of Hawaii Corp.                   498,450
        7,339  Bank of the Ozarks, Inc.               402,691
        8,902  Commerce Bancshares, Inc.              503,230
       11,385  First Financial Bankshares,
                  Inc. (b)                            485,570
       32,146  First Horizon National Corp.           642,920
       23,164  Home BancShares, Inc.                  624,038
       36,889  Investors Bancorp, Inc.                529,357
       10,896  MB Financial, Inc.                     485,199
        9,453  PacWest Bancorp                        523,696
        9,282  Pinnacle Financial Partners,
                  Inc.                                620,502
        2,570  Signature Bank (a)                     404,827
        8,345  United Bankshares, Inc.                373,856
       13,206  Western Alliance Bancorp (a)           652,112
                                              ---------------
                                                    6,746,448
                                              ---------------
               BEVERAGES -- 0.3%
        5,037  National Beverage Corp.                252,807
                                              ---------------
               BIOTECHNOLOGY -- 1.5%
        2,690  Ionis Pharmaceuticals, Inc. (a)        119,705
       13,833  OPKO Health, Inc. (a) (b)              120,209
        4,876  Seattle Genetics, Inc. (a)             293,730
        4,783  TESARO, Inc. (a)                       778,864
                                              ---------------
                                                    1,312,508
                                              ---------------
               BUILDING PRODUCTS -- 0.7%
        5,434  A.O. Smith Corp.                       264,908
        2,520  Lennox International, Inc.             395,161
                                              ---------------
                                                      660,069
                                              ---------------
               CAPITAL MARKETS -- 1.8%
        3,482  CBOE Holdings, Inc.                    277,237
        9,216  Eaton Vance Corp.                      386,427
        1,574  FactSet Research Systems, Inc.         272,381
        9,098  Federated Investors, Inc.,
                  Class B                             236,639
        3,524  Interactive Brokers Group,
                  Inc., Class A                       131,586
          876  MarketAxess Holdings, Inc.             164,031
        2,606  SEI Investments Co.                    126,417
                                              ---------------
                                                    1,594,718
                                              ---------------
               CHEMICALS -- 4.1%
        4,730  Axalta Coating Systems Ltd. (a)        137,170
        8,327  Minerals Technologies, Inc.            667,409


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS (CONTINUED)
          304  NewMarket Corp.                $       131,076
       25,117  Olin Corp.                             658,317
        7,170  RPM International, Inc.                374,704
        6,732  Scotts Miracle-Gro (The) Co.           619,142
        4,912  Sensient Technologies Corp.            376,996
       10,847  Trinseo S.A.                           702,343
                                              ---------------
                                                    3,667,157
                                              ---------------
               COMMERCIAL SERVICES
                  & SUPPLIES -- 2.6%
        9,287  Copart, Inc. (a)                       526,944
        7,186  Deluxe Corp.                           523,500
        6,569  Healthcare Services Group, Inc.        261,118
        9,056  KAR Auction Services, Inc.             412,501
       15,234  Rollins, Inc.                          537,151
                                              ---------------
                                                    2,261,214
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.5%
        6,647  Arista Networks, Inc. (a)              624,818
       11,129  Ubiquiti Networks, Inc. (a)            694,450
                                              ---------------
                                                    1,319,268
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.4%
        4,807  Dycom Industries, Inc. (a)             387,733
                                              ---------------
               CONSTRUCTION MATERIALS
                  -- 0.8%
        6,528  Eagle Materials, Inc.                  682,698
                                              ---------------
               CONSUMER FINANCE -- 0.4%
        1,774  Credit Acceptance Corp. (a) (b)        364,167
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 0.9%
        1,832  Avery Dennison Corp.                   133,773
       13,200  Berry Plastics Group, Inc. (a)         673,596
                                              ---------------
                                                      807,369
                                              ---------------
               DISTRIBUTORS -- 0.7%
        6,165  Pool Corp.                             650,777
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.2%
        5,512  Bright Horizons Family
                  Solutions, Inc. (a)                 390,580
       13,590  Service Corp. International            395,877
        6,830  ServiceMaster Global Holdings,
                  Inc. (a)                            252,573
                                              ---------------
                                                    1,039,030
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
       15,660  Zayo Group Holdings, Inc. (a)          500,494
                                              ---------------
               ELECTRIC UTILITIES -- 0.7%
        6,013  ALLETE, Inc.                           392,949
        3,194  IDACORP, Inc.                          255,584
                                              ---------------
                                                      648,533
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.9%
        8,603  Belden, Inc.                           657,871
       12,349  CDW Corp.                              636,097


Page 90                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
        8,089  Cognex Corp.                   $       546,493
        4,682  Coherent, Inc. (a)                     738,492
        2,847  Dolby Laboratories, Inc.,
                  Class A                             136,400
       14,219  FLIR Systems, Inc.                     502,357
        3,910  IPG Photonics Corp. (a)                449,611
        4,238  Littelfuse, Inc.                       668,375
                                              ---------------
                                                    4,335,696
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
        7,621  Superior Energy Services, Inc.         134,663
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 7.2%
       12,264  American Homes 4 Rent,
                  Class A                             273,242
        2,831  Apartment Investment &
                  Management Co., Class A             124,762
        6,439  Apple Hospitality REIT, Inc.           128,909
        7,792  Brandywine Realty Trust                125,451
        1,621  CoreSite Realty Corp.                  139,617
       12,362  Corporate Office Properties
                  Trust                               393,359
       30,235  Cousins Properties, Inc.               256,997
        2,687  DCT Industrial Trust, Inc.             120,082
        7,038  Douglas Emmett, Inc.                   266,318
        2,929  DuPont Fabros Technology, Inc.         139,069
        3,485  EastGroup Properties, Inc.             246,633
        4,586  First Industrial Realty Trust,
                  Inc.                                118,548
       12,160  Hospitality Properties Trust           378,541
       11,097  Hudson Pacific Properties, Inc.        392,945
        3,514  Kilroy Realty Corp.                    263,023
        3,827  Lamar Advertising Co., Class A         289,015
       23,824  Lexington Realty Trust                 255,393
       13,299  Mack-Cali Realty Corp.                 372,638
        1,735  National Health Investors, Inc.        128,373
       10,346  Outfront Media, Inc.                   283,791
        2,208  PS Business Parks, Inc.                247,384
        2,591  QTS Realty Trust, Inc., Class A        130,560
        6,089  Retail Opportunity Investments
                  Corp.                               129,087
       10,209  Ryman Hospitality Properties,
                  Inc.                                624,587
       10,210  Select Income REIT                     255,352
        6,796  Senior Housing Properties Trust        129,464
        3,935  Washington Real Estate
                  Investment Trust                    123,756
                                              ---------------
                                                    6,336,896
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.1%
        6,800  Sprouts Farmers Market,
                  Inc. (a)                            126,956
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD PRODUCTS -- 2.6%
        8,812  B&G Foods, Inc.                $       390,812
       16,055  Blue Buffalo Pet Products,
                  Inc. (a)                            389,334
        2,730  Lancaster Colony Corp.                 357,767
        9,628  Pinnacle Foods, Inc.                   512,113
        6,401  Post Holdings, Inc. (a)                535,636
        1,782  TreeHouse Foods, Inc. (a)              135,218
                                              ---------------
                                                    2,320,880
                                              ---------------
               GAS UTILITIES -- 2.0%
        4,023  ONE Gas, Inc.                          259,967
       11,456  South Jersey Industries, Inc.          378,048
        6,716  Southwest Gas Holdings, Inc.           541,108
        6,746  WGL Holdings, Inc.                     552,767
                                              ---------------
                                                    1,731,890
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 3.7%
        1,142  ABIOMED, Inc. (a)                      121,474
        5,353  Align Technology, Inc. (a)             490,817
        6,535  Cantel Medical Corp.                   505,874
        8,998  Integra LifeSciences Holdings
                  Corp. (a)                           375,487
        9,544  Masimo Corp. (a)                       702,247
        5,730  NuVasive, Inc. (a)                     405,512
        6,066  West Pharmaceutical Services,
                  Inc.                                513,366
        5,598  Wright Medical Group N.V. (a)          140,958
                                              ---------------
                                                    3,255,735
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 1.9%
        3,887  Acadia Healthcare Co., Inc. (a)        149,144
       10,210  Diplomat Pharmacy, Inc. (a)            140,286
       12,478  HealthSouth Corp.                      484,396
        7,113  Molina Healthcare, Inc. (a)            403,449
        5,622  VCA, Inc. (a)                          509,353
                                              ---------------
                                                    1,686,628
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.6%
       12,644  Veeva Systems, Inc.,
                  Class A (a)                         535,220
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 6.1%
       10,390  Brinker International, Inc.            462,355
        9,181  Choice Hotels International,
                  Inc.                                509,545
        3,082  Cracker Barrel Old Country
                  Store, Inc. (b)                     487,141
        4,039  Domino's Pizza, Inc.                   704,967
        4,907  Dunkin' Brands Group, Inc.             254,526
        5,762  Jack in the Box, Inc.                  621,835
        1,882  Panera Bread Co., Class A (a)          393,451
        7,516  Papa John's International, Inc.        640,514
        4,291  Six Flags Entertainment Corp.          255,658
       13,334  Texas Roadhouse, Inc.                  621,898
        2,393  Vail Resorts, Inc.                     410,495
                                              ---------------
                                                    5,362,385
                                              ---------------


                        See Notes to Financial Statements                Page 91

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES -- 0.8%
        5,264  Leggett & Platt, Inc.          $       251,198
          231  NVR, Inc. (a)                          429,198
                                              ---------------
                                                      680,396
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.6%
        2,884  Energizer Holdings, Inc.               145,556
       24,804  HRG Group, Inc. (a)                    417,451
                                              ---------------
                                                      563,007
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 1.1%
       20,987  NRG Energy, Inc.                       347,125
       11,996  Ormat Technologies, Inc.               644,185
                                              ---------------
                                                      991,310
                                              ---------------
               INSURANCE -- 1.3%
       11,471  Brown & Brown, Inc.                    483,273
        9,302  Primerica, Inc.                        701,836
                                              ---------------
                                                    1,185,109
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 2.9%
        4,213  Cimpress N.V. (a)                      355,535
        6,081  Cornerstone OnDemand, Inc. (a)         247,436
       13,679  GrubHub, Inc. (a)                      568,362
        6,291  j2 Global, Inc.                        527,249
       19,732  Pandora Media, Inc. (a) (b)            256,516
        2,595  WebMD Health Corp. (a)                 129,464
       14,110  Zillow Group, Inc., Class C (a)        499,212
                                              ---------------
                                                    2,583,774
                                              ---------------
               IT SERVICES -- 3.2%
        5,238  Convergys Corp.                        130,007
       10,479  CoreLogic, Inc. (a)                    369,594
        4,001  EPAM Systems, Inc. (a)                 257,504
        3,552  Euronet Worldwide, Inc. (a)            254,039
       27,199  First Data Corp., Class A (a)          417,233
       10,571  Genpact Ltd. (a)                       260,892
        2,898  Jack Henry & Associates, Inc.          260,183
        4,612  MAXIMUS, Inc.                          254,306
        7,586  Science Applications
                  International Corp.                 617,652
                                              ---------------
                                                    2,821,410
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.5%
        1,689  Charles River Laboratories
                  International, Inc. (a)             136,471
       12,229  INC Research Holdings, Inc.,
                  Class A (a)                         648,137
        9,336  PRA Health Sciences, Inc. (a)          546,996
                                              ---------------
                                                    1,331,604
                                              ---------------
               MACHINERY -- 3.5%
        4,645  Graco, Inc.                            416,146
        2,857  IDEX Corp.                             257,587
        3,995  Middleby (The) Corp. (a)               536,049
        5,741  Nordson Corp.                          651,776
       11,497  Toro (The) Co.                         677,518


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
        7,453  Woodward, Inc.                 $       519,027
                                              ---------------
                                                    3,058,103
                                              ---------------
               MEDIA -- 2.0%
        2,458  AMC Networks, Inc., Class A (a)        140,966
          621  Cable One, Inc.                        392,708
        3,474  Liberty Broadband Corp.,
                  Class C (a)                         296,471
       12,490  Regal Entertainment Group,
                  Class A                             283,024
        9,013  Scripps Networks Interactive,
                  Inc., Class A                       686,430
                                              ---------------
                                                    1,799,599
                                              ---------------
               METALS & MINING -- 1.6%
       14,153  Coeur Mining, Inc. (a)                 164,882
       98,206  Hecla Mining Co.                       632,447
        2,031  Royal Gold, Inc.                       146,577
       10,847  Worthington Industries, Inc.           518,378
                                              ---------------
                                                    1,462,284
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 1.9%
       12,835  Blackstone Mortgage Trust,
                  Inc., Class A                       391,339
       30,235  Chimera Investment Corp.               533,043
       40,919  New Residential Investment
                  Corp.                               619,923
       14,754  Two Harbors Investment Corp.           129,393
                                              ---------------
                                                    1,673,698
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.5%
       91,631  Chesapeake Energy Corp. (a)            591,020
        2,546  Diamondback Energy, Inc. (a)           267,763
       36,393  Laredo Petroleum, Inc. (a)             493,125
       14,603  Parsley Energy, Inc.,
                  Class A (a)                         514,317
        3,545  PDC Energy, Inc. (a)                   262,117
        6,988  QEP Resources, Inc. (a)                121,871
        8,650  RSP Permian, Inc. (a)                  368,144
       35,319  WPX Energy, Inc. (a)                   491,994
                                              ---------------
                                                    3,110,351
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 0.6%
       27,184  Louisiana-Pacific Corp. (a)            520,030
                                              ---------------
               PHARMACEUTICALS -- 1.0%
       14,316  Catalent, Inc. (a)                     383,096
       15,902  Horizon Pharma PLC (a)                 260,316
        4,939  Prestige Brands Holdings,
                  Inc. (a)                            260,582
                                              ---------------
                                                      903,994
                                              ---------------
               PROFESSIONAL SERVICES -- 0.9%
        1,060  Dun & Bradstreet (The) Corp.           129,977
        4,159  TransUnion (a)                         131,133
        7,098  WageWorks, Inc. (a)                    512,121
                                              ---------------
                                                      773,231
                                              ---------------


Page 92                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.6%
        2,255  Howard Hughes (The) Corp. (a)  $       240,405
       12,551  Kennedy-Wilson Holdings, Inc.          256,668
                                              ---------------
                                                      497,073
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 5.1%
       56,724  Advanced Micro Devices,
                  Inc. (a)                            588,228
       11,377  Cirrus Logic, Inc. (a)                 686,261
       44,983  Cypress Semiconductor Corp.            530,799
       28,749  Entegris, Inc. (a)                     539,044
       16,382  Integrated Device Technology,
                  Inc. (a)                            412,662
       11,919  Microsemi Corp. (a)                    633,495
       10,829  MKS Instruments, Inc.                  713,631
        4,711  Monolithic Power Systems, Inc.         410,988
                                              ---------------
                                                    4,515,108
                                              ---------------
               SOFTWARE -- 3.1%
        9,411  Aspen Technology, Inc. (a)             499,818
        2,010  Blackbaud, Inc.                        131,876
       10,202  Cadence Design Systems,
                  Inc. (a)                            265,558
        7,509  CommVault Systems, Inc. (a)            368,692
        1,537  Ellie Mae, Inc. (a)                    127,171
        2,158  Fair Isaac Corp.                       266,082
        8,634  Nuance Communications,
                  Inc. (a)                            136,935
        5,656  Paycom Software, Inc. (a)              261,534
        3,642  Proofpoint, Inc. (a)                   291,943
        8,341  PTC, Inc. (a)                          438,486
                                              ---------------
                                                    2,788,095
                                              ---------------
               SPECIALTY RETAIL -- 1.4%
        7,590  Burlington Stores, Inc. (a)            635,283
        9,658  Five Below, Inc. (a)                   384,871
        9,739  Sally Beauty Holdings, Inc. (a)        231,788
                                              ---------------
                                                    1,251,942
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.6%
        1,489  Carter's, Inc.                         124,704
       20,672  Kate Spade & Co. (a)                   382,638
                                              ---------------
                                                      507,342
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.1%
        6,757  TFS Financial Corp.                    118,180
                                              ---------------
               TOBACCO -- 0.4%
       16,972  Vector Group Ltd.                      374,402
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.8%
       11,170  Beacon Roofing Supply,
                  Inc. (a)                            488,911
        6,093  United Rentals, Inc. (a)               770,825
       22,674  Univar, Inc. (a)                       676,139
        3,474  Watsco, Inc.                           530,619
                                              ---------------
                                                    2,466,494
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.1%
        1,575  Macquarie Infrastructure Corp. $       118,109
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                         88,533,627
               (Cost $78,009,711)             ---------------

               MONEY MARKET FUNDS -- 0.3%
      256,563  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                       256,563
               (Cost $256,563)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.7%
$     137,693  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $137,695.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.000%, due 08/31/21. The
                  value of the collateral
                  including accrued interest
                  is $141,630. (d)                    137,693

      474,260  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $474,266.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 05/31/20. The
                  value of the collateral
                  including accrued interest
                  is $484,896. (d)                    474,260
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.7%                  611,953
               (Cost $611,953)                ---------------

               TOTAL INVESTMENTS -- 100.9%         89,402,143
               (Cost $78,878,227) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%              (790,252)
                                              ---------------
               NET ASSETS -- 100.0%           $    88,611,891
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $855,161 and the total value of the collateral held by the Fund is $868,516.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.


                        See Notes to Financial Statements                Page 93

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2017 (UNAUDITED)


(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,299,543 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $775,627.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $   88,533,627   $        --   $       --
Money Market Funds           256,563            --           --
Repurchase Agreements             --       611,953           --
                      -----------------------------------------
Total Investments     $   88,790,190   $   611,953   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       855,161
Non-cash Collateral(2)                               (855,161)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       611,953
Non-cash Collateral(4)                               (611,953)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 94                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.6%
       18,302  AAR Corp.                      $       585,481
       13,152  Astronics Corp. (a)                    431,517
        6,782  Esterline Technologies
                  Corp. (a)                           580,879
        6,706  KLX, Inc. (a)                          328,527
        6,778  Moog, Inc., Class A (a)                446,467
       40,462  Wesco Aircraft Holdings,
                  Inc. (a)                            612,999
                                              ---------------
                                                    2,985,870
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 1.0%
       11,601  Atlas Air Worldwide Holdings,
                  Inc. (a)                            611,953
        3,131  Forward Air Corp.                      150,883
       10,175  Hub Group, Inc., Class A (a)           451,261
                                              ---------------
                                                    1,214,097
                                              ---------------
               AIRLINES -- 0.6%
       20,744  SkyWest, Inc.                          734,338
                                              ---------------
               AUTO COMPONENTS -- 2.6%
       31,343  American Axle & Manufacturing
                  Holdings, Inc. (a)                  639,397
       19,462  Cooper Tire & Rubber Co.               705,498
        7,817  Dana, Inc.                             157,434
       17,871  Gentherm, Inc. (a)                     632,633
        5,684  Standard Motor Products, Inc.          283,461
       28,696  Superior Industries
                  International, Inc.                 661,443
                                              ---------------
                                                    3,079,866
                                              ---------------
               BANKS -- 4.7%
        6,774  1st Source Corp.                       305,575
        1,593  BancFirst Corp.                        150,300
        2,658  Banner Corp.                           149,167
        8,209  Berkshire Hills Bancorp, Inc.          290,599
        8,966  Boston Private Financial
                  Holdings, Inc.                      147,939
        9,047  Brookline Bancorp, Inc.                142,490
        3,781  Capital Bank Financial Corp.,
                  Class A                             148,971
        3,321  Columbia Banking System, Inc.          132,043
       67,340  First BanCorp (a)                      452,525
       10,464  First Commonwealth Financial
                  Corp.                               147,752
        3,941  First Merchants Corp.                  151,058
        5,879  First Midwest Bancorp, Inc.            142,742
        6,302  Heartland Financial USA, Inc.          294,934
        4,978  Hilltop Holdings, Inc.                 136,298
        6,779  Hope Bancorp, Inc.                     141,749
        7,413  International Bancshares Corp.         275,022
        3,543  NBT Bancorp, Inc.                      144,342
       24,526  Old National Bancorp                   435,336
       10,065  Opus Bank                              204,823
        7,748  S&T Bancorp, Inc.                      291,480
        1,698  South State Corp.                      151,801
       11,262  State Bank Financial Corp.             297,767
        8,485  Trustmark Corp.                        285,266
        5,010  United Community Banks, Inc.           140,931
        7,023  WesBanco, Inc.                         291,454
                                              ---------------
                                                    5,452,364
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BEVERAGES -- 0.2%
        1,780  Boston Beer (The) Co., Inc.,
                  Class A (a)                 $       273,586
                                              ---------------
               BIOTECHNOLOGY -- 1.2%
       12,791  AMAG Pharmaceuticals,
                  Inc. (a)                            308,263
       32,874  Insys Therapeutics,
                  Inc. (a) (b)                        336,630
       45,359  Myriad Genetics, Inc. (a)              733,908
                                              ---------------
                                                    1,378,801
                                              ---------------
               BUILDING PRODUCTS -- 0.1%
        5,662  Griffon Corp.                          144,098
                                              ---------------
               CAPITAL MARKETS -- 1.5%
        4,986  Artisan Partners Asset
                  Management, Inc., Class A           144,344
       57,066  KCG Holdings, Inc., Class A (a)        797,212
       38,757  Waddell & Reed Financial, Inc.,
                  Class A                             699,564
       13,319  WisdomTree Investments,
                  Inc. (b)                            137,186
                                              ---------------
                                                    1,778,306
                                              ---------------
               CHEMICALS -- 1.8%
        6,718  Chemours (The) Co.                     177,489
       21,105  Ferro Corp. (a)                        298,425
        2,705  Ingevity Corp. (a)                     150,371
        5,787  Innophos Holdings, Inc.                281,480
        8,831  Innospec, Inc.                         630,092
        1,160  Quaker Chemical Corp.                  149,060
        5,462  Stepan Co.                             426,637
                                              ---------------
                                                    2,113,554
                                              ---------------
               COMMERCIAL SERVICES
                  & SUPPLIES -- 3.0%
        3,632  ABM Industries, Inc.                   146,696
       46,354  ACCO Brands Corp. (a)                  591,013
       19,388  Covanta Holding Corp.                  312,147
        7,098  Essendant, Inc.                        148,277
       23,996  Interface, Inc.                        436,727
       15,435  McGrath RentCorp                       590,852
       33,794  Steelcase, Inc., Class A               567,739
        3,440  Tetra Tech, Inc.                       150,328
        4,211  UniFirst Corp.                         538,587
                                              ---------------
                                                    3,482,366
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.8%
       13,533  ADTRAN, Inc.                           296,373
       14,712  EchoStar Corp., Class A (a)            749,282
        9,992  Finisar Corp. (a)                      295,463
       52,429  Infinera Corp. (a)                     472,385
        2,710  Plantronics, Inc.                      153,332
       18,139  Viavi Solutions, Inc. (a)              162,344
                                              ---------------
                                                    2,129,179
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.0%
        8,891  KBR, Inc.                              151,236
       13,276  Primoris Services Corp.                329,510
       21,605  Tutor Perini Corp. (a)                 643,829
                                              ---------------
                                                    1,124,575
                                              ---------------


                        See Notes to Financial Statements                Page 95

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE -- 1.5%
       18,901  Green Dot Corp., Class A (a)   $       506,547
       11,918  Nelnet, Inc., Class A                  584,339
       15,472  PRA Group, Inc. (a)                    615,786
                                              ---------------
                                                    1,706,672
                                              ---------------
               CONTAINERS & PACKAGING -- 0.1%
        2,893  Greif, Inc., Class A                   166,579
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
        9,695  DeVry Education Group, Inc.            324,782
       27,876  Houghton Mifflin Harcourt
                  Co. (a)                             314,999
                                              ---------------
                                                      639,781
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
        3,776  ATN International, Inc.                303,175
       46,367  Iridium Communications,
                  Inc. (a) (b)                        468,307
       21,662  Vonage Holdings Corp. (a)              153,583
                                              ---------------
                                                      925,065
                                              ---------------
               ELECTRIC UTILITIES -- 0.2%
        7,413  Otter Tail Corp.                       280,582
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.4%
       10,268  Encore Wire Corp.                      433,823
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.9%
        1,831  Anixter International, Inc. (a)        156,550
       24,793  Benchmark Electronics, Inc. (a)        758,666
       15,013  II-VI, Inc. (a)                        547,975
       11,007  Insight Enterprises, Inc. (a)          408,690
       10,764  Methode Electronics, Inc.              452,626
        5,333  MTS Systems Corp.                      309,847
        8,236  Plexus Corp. (a)                       447,215
        3,938  Rogers Corp. (a)                       314,843
       20,630  Sanmina Corp. (a)                      803,538
       14,990  ScanSource, Inc. (a)                   592,855
       44,382  TTM Technologies, Inc. (a)             658,185
        8,368  VeriFone Systems, Inc. (a)             152,047
        9,160  Vishay Intertechnology, Inc.           152,056
                                              ---------------
                                                    5,755,093
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.1%
       12,591  Dril-Quip, Inc. (a)                    783,160
       60,234  McDermott International,
                  Inc. (a)                            487,896
                                              ---------------
                                                    1,271,056
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.2%
       52,602  CBL & Associates Properties,
                  Inc.                                570,732
       36,795  Chatham Lodging Trust                  741,051
       29,240  Chesapeake Lodging Trust               748,544
       65,579  DiamondRock Hospitality Co.            739,075
       35,168  Hersha Hospitality Trust               703,008


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       33,776  InfraREIT, Inc.                $       556,629
       62,429  Investors Real Estate Trust            402,043
       35,983  iStar, Inc. (a)                        403,729
       20,333  Pebblebrook Hotel Trust                608,160
       47,171  Summit Hotel Properties, Inc.          746,717
       17,393  Tier REIT, Inc.                        316,727
       38,937  Xenia Hotels & Resorts, Inc.           714,494
                                              ---------------
                                                    7,250,909
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.6%
       31,568  Smart & Final Stores, Inc. (a)         453,001
       15,299  SpartanNash Co.                        579,220
       95,316  SUPERVALU, Inc. (a)                    373,639
        6,660  Weis Markets, Inc.                     395,870
                                              ---------------
                                                    1,801,730
                                              ---------------
               FOOD PRODUCTS -- 1.0%
       20,439  Dean Foods Co.                         405,919
        8,024  Sanderson Farms, Inc. (b)              730,184
                                              ---------------
                                                    1,136,103
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.4%
        1,788  Analogic Corp.                         138,838
        3,358  CONMED Corp.                           149,734
        5,598  Merit Medical Systems, Inc. (a)        142,189
                                              ---------------
                                                      430,761
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 4.0%
       20,261  Aceto Corp.                            386,783
       18,992  Air Methods Corp. (a)                  678,015
        7,457  Civitas Solutions, Inc. (a)            136,463
       26,542  Community Health Systems,
                  Inc. (a)                            169,869
       20,042  Ensign Group (The), Inc.               407,654
        6,617  LHC Group, Inc. (a)                    331,710
        8,038  Magellan Health, Inc. (a)              602,448
        7,980  National HealthCare Corp.              597,303
       30,065  PharMerica Corp. (a)                   745,612
       45,652  Select Medical Holdings
                  Corp. (a)                           568,367
                                              ---------------
                                                    4,624,224
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.2%
       22,655  Belmond Ltd., Class A (a)              313,772
       16,776  Bloomin' Brands, Inc.                  287,037
        5,372  Dave & Buster's Entertainment,
                  Inc. (a)                            292,559
        8,054  Hyatt Hotels Corp., Class A (a)        440,634
       20,547  International Speedway Corp.,
                  Class A                             753,048
       10,443  La Quinta Holdings, Inc. (a)           147,560
        3,563  Marriott Vacations Worldwide
                  Corp.                               308,128
                                              ---------------
                                                    2,542,738
                                              ---------------


Page 96                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES -- 3.1%
       12,080  Ethan Allen Interiors, Inc.    $       351,528
       38,262  KB Home                                626,731
       14,336  La-Z-Boy, Inc.                         410,010
       23,575  M.D.C. Holdings, Inc.                  637,468
       21,729  Meritage Homes Corp. (a)               798,541
       21,239  TopBuild Corp. (a)                     788,179
                                              ---------------
                                                    3,612,457
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.7%
       47,857  NRG Yield, Inc., Class C               811,176
                                              ---------------
               INSURANCE -- 5.8%
       33,605  Ambac Financial Group, Inc. (a)        703,017
        6,583  American Equity Investment
                  Life Holding Co.                    155,359
       11,475  Argo Group International
                  Holdings Ltd.                       733,826
       15,277  Employers Holdings, Inc.               556,847
        3,870  FBL Financial Group, Inc.,
                  Class A                             270,126
        7,067  Horace Mann Educators Corp.            292,220
        5,062  Infinity Property & Casualty
                  Corp.                               439,635
        3,349  Kemper Corp.                           144,677
       43,331  Maiden Holdings Ltd.                   769,125
        5,138  Navigators Group (The), Inc.           288,499
        6,040  Safety Insurance Group, Inc.           433,068
        6,565  Stewart Information Services
                  Corp.                               286,759
       65,467  Third Point Reinsurance
                  Ltd. (a)                            749,597
        9,052  United Fire Group, Inc.                427,254
       21,299  Universal Insurance Holdings,
                  Inc.                                556,969
                                              ---------------
                                                    6,806,978
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.3%
       21,044  Web.com Group, Inc. (a)                398,784
                                              ---------------
               IT SERVICES -- 1.7%
       10,536  ManTech International Corp.,
                  Class A                             410,272
       26,199  Sykes Enterprises, Inc. (a)            731,738
       14,595  TeleTech Holdings, Inc.                432,012
       17,721  Virtusa Corp. (a)                      451,531
                                              ---------------
                                                    2,025,553
                                              ---------------
               LEISURE PRODUCTS -- 0.8%
       27,597  Callaway Golf Co.                      312,674
       11,479  Sturm Ruger & Co., Inc. (b)            605,517
                                              ---------------
                                                      918,191
                                              ---------------
               MACHINERY -- 6.2%
        5,849  Alamo Group, Inc.                      442,360
       16,697  American Railcar Industries,
                  Inc. (b)                            743,684
       12,758  Barnes Group, Inc.                     614,043
       19,996  Briggs & Stratton Corp.                433,113


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
       28,514  Federal Signal Corp.           $       443,108
        7,774  Franklin Electric Co., Inc.            313,681
       18,199  Greenbrier Cos., (The),
                  Inc. (b)                            796,206
        7,887  Hillenbrand, Inc.                      288,270
        6,981  Hyster-Yale Materials Handling,
                  Inc.                                429,471
       48,704  Meritor, Inc. (a)                      702,799
       16,236  Milacron Holdings Corp. (a)            268,543
        7,568  Mueller Industries, Inc.               304,688
        3,444  Standex International Corp.            300,317
        3,713  Sun Hydraulics Corp.                   145,475
        2,085  Tennant Co.                            144,386
       47,797  Wabash National Corp.                  843,617
                                              ---------------
                                                    7,213,761
                                              ---------------
               MARINE -- 0.4%
       12,578  Matson, Inc.                           448,531
                                              ---------------
               MEDIA -- 2.4%
       77,871  Gannett Co., Inc.                      749,119
        3,614  Loral Space & Communications,
                  Inc. (a)                            147,270
       20,702  MSG Networks, Inc., Class A (a)        480,286
       47,287  New Media Investment Group,
                  Inc.                                720,654
       12,737  Scholastic Corp.                       583,100
        8,311  Time, Inc.                             159,987
                                              ---------------
                                                    2,840,416
                                              ---------------
               METALS & MINING -- 1.1%
        8,362  Carpenter Technology Corp.             334,647
       13,886  Commercial Metals Co.                  283,691
        7,788  Kaiser Aluminum Corp.                  611,047
                                              ---------------
                                                    1,229,385
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 1.7%
       59,363  Capstead Mortgage Corp.                633,403
       48,161  MTGE Investment Corp.                  765,760
       36,951  PennyMac Mortgage Investment
                  Trust                               626,320
                                              ---------------
                                                    2,025,483
                                              ---------------
               MULTILINE RETAIL -- 0.6%
       12,060  Dillard's, Inc., Class A               680,666
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.5%
       10,861  Green Plains, Inc.                     244,372
       19,978  Oasis Petroleum, Inc. (a)              282,489
      197,424  Overseas Shipholding Group,
                  Inc., Class A                       969,352
        5,321  PBF Energy, Inc., Class A              123,394
       12,345  Whiting Petroleum Corp. (a)            136,906
                                              ---------------
                                                    1,756,513
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 2.7%
       26,884  Boise Cascade Co. (a)                  666,723
        9,229  Clearwater Paper Corp. (a)             580,504
       20,187  KapStone Paper and Packaging
                  Corp.                               484,085


                        See Notes to Financial Statements                Page 97

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PAPER & FOREST PRODUCTS
                  (CONTINUED)
       31,649  P.H. Glatfelter Co.            $       772,552
       13,285  Schweitzer-Mauduit
                  International, Inc.                 588,924
                                              ---------------
                                                    3,092,788
                                              ---------------
               PERSONAL PRODUCTS -- 0.4%
        7,273  USANA Health Sciences,
                  Inc. (a)                            453,108
                                              ---------------
               PROFESSIONAL SERVICES
                  -- 2.2%
       13,418  FTI Consulting, Inc. (a)               565,435
       11,944  Huron Consulting Group,
                  Inc. (a)                            541,063
        8,065  ICF International, Inc. (a)            419,380
        5,041  Korn/Ferry International               146,441
       23,106  Navigant Consulting, Inc. (a)          570,718
        6,850  On Assignment, Inc. (a)                310,168
                                              ---------------
                                                    2,553,205
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       16,659  Marcus & Millichap, Inc. (a)           429,302
                                              ---------------
               ROAD & RAIL -- 1.4%
       21,864  Heartland Express, Inc.                450,398
       18,273  Swift Transportation Co. (a)           417,173
       28,058  Werner Enterprises, Inc.               788,430
                                              ---------------
                                                    1,656,001
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 1.4%
       57,337  Amkor Technology, Inc. (a)             539,541
        4,787  Cabot Microelectronics Corp.           323,170
       17,340  Diodes, Inc. (a)                       431,593
        5,645  Synaptics, Inc. (a)                    318,265
                                              ---------------
                                                    1,612,569
                                              ---------------
               SPECIALTY RETAIL -- 9.8%
       23,638  Aaron's, Inc.                          731,360
       63,012  Abercrombie & Fitch Co.,
                  Class A                             731,569
        7,214  Asbury Automotive Group,
                  Inc. (a)                            473,238
      122,153  Ascena Retail Group, Inc. (a)          587,556
       54,252  Barnes & Noble, Inc.                   553,370
       33,165  Buckle (The), Inc. (b)                 701,440
       18,431  Caleres, Inc.                          566,753
       25,138  Cato (The) Corp., Class A              638,254
       21,018  Chico's FAS, Inc.                      283,533
       26,708  DSW, Inc., Class A                     565,141
       70,272  Express, Inc. (a)                      746,991
       12,176  Genesco, Inc. (a)                      732,995
       68,490  GNC Holdings, Inc., Class A            607,506
        5,711  Group 1 Automotive, Inc.               461,392
       62,491  Guess?, Inc.                           798,010
       16,216  Hibbett Sports, Inc. (a)               535,128
        4,598  Lithia Motors, Inc., Class A           474,146
      167,286  Office Depot, Inc.                     744,423


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       14,498  RH (a) (b)                     $       391,736
        6,558  Select Comfort Corp. (a)               132,341
                                              ---------------
                                                   11,456,882
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.8%
       12,026  Diebold Nixdorf, Inc.                  327,107
       21,565  Super Micro Computer, Inc. (a)         570,394
                                              ---------------
                                                      897,501
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 2.6%
       10,922  Deckers Outdoor Corp. (a)              629,107
       29,240  Fossil Group, Inc. (a)                 747,667
       25,579  G-III Apparel Group Ltd. (a)           671,705
       10,060  Oxford Industries, Inc.                553,501
       12,451  Steven Madden Ltd. (a)                 438,275
                                              ---------------
                                                    3,040,255
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.7%
        5,196  BofI Holding, Inc. (a) (b)             153,282
        8,216  Nationstar Mortgage Holdings,
                  Inc. (a)                            149,038
        8,229  Northwest Bancshares, Inc.             140,469
        9,787  PHH Corp. (a)                          142,695
       10,687  Provident Financial Services,
                  Inc.                                282,885
                                              ---------------
                                                      868,369
                                              ---------------
               TOBACCO -- 0.7%
       11,860  Universal Corp.                        806,480
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.9%
       36,265  Aircastle Ltd.                         808,710
       12,280  GATX Corp. (b)                         710,030
        6,182  Kaman Corp.                            312,376
       18,963  Rush Enterprises, Inc.,
                  Class A (a)                         621,038
       38,285  Triton International Ltd.              931,857
                                              ---------------
                                                    3,384,011
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
       13,835  United States Cellular
                  Corp. (a)                           616,903
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        116,491,384
               (Cost $110,969,268)            ---------------

               MONEY MARKET FUNDS -- 1.0%
    1,221,338  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.38% (c) (d)                     1,221,338
               (Cost $1,221,338)              ---------------


Page 98                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.5%
$     655,475  JPMorgan Chase & Co.,
                  0.44% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $655,483.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.000%, due 08/31/21. The
                  value of the collateral
                  including accrued interest
                  is $674,216. (d)            $       655,475

    2,257,662  RBC Capital Markets LLC,
                  0.50% (c), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $2,257,694. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $2,308,296. (d)       2,257,662
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 2.5%                2,913,137
               (Cost $2,913,137)              ---------------

               TOTAL INVESTMENTS -- 103.4%        120,625,859
               (Cost $115,103,743) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.4)%            (3,982,353)
                                              ---------------
               NET ASSETS -- 100.0%           $   116,643,506
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,052,941 and the total value of the collateral held by the Fund is $4,134,475.

(c)   Interest rate shown reflects yield as of January 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,603,018 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,080,902.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $  116,491,384   $        --   $       --
Money Market Funds         1,221,338            --           --
Repurchase Agreements             --     2,913,137           --
                      -----------------------------------------
Total Investments     $  117,712,722   $ 2,913,137   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Financial Statements                Page 99

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     4,052,941
Non-cash Collateral(2)                             (4,052,941)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,913,137
Non-cash Collateral(4)                             (2,913,137)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 100                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.6%
        7,109  Aerojet Rocketdyne Holdings,
                  Inc. (a)                    $       128,744
       22,690  DigitalGlobe, Inc. (a)                 636,455
       17,211  Mercury Systems, Inc. (a)              580,355
       10,728  TASER International, Inc. (a)          267,985
                                              ---------------
                                                    1,613,539
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.6%
       40,731  Air Transport Services Group,
                  Inc. (a)                            656,991
                                              ---------------
               AIRLINES -- 0.4%
        2,302  Allegiant Travel Co.                   395,944
                                              ---------------
               AUTO COMPONENTS -- 1.1%
        5,032  Cooper-Standard Holdings,
                  Inc. (a)                            529,769
        8,896  Dorman Products, Inc. (a)              614,002
                                              ---------------
                                                    1,143,771
                                              ---------------
               BANKS -- 13.7%
       14,910  Ameris Bancorp                         672,441
        7,354  Banc of California, Inc. (b)           116,193
       11,997  BNC Bancorp                            422,894
       25,826  CenterState Banks, Inc.                629,896
       16,550  Central Pacific Financial Corp.        518,511
        7,066  Chemical Financial Corp.               349,272
        8,416  Community Bank System, Inc.            491,158
        6,278  Eagle Bancorp, Inc. (a)                384,528
       13,629  FCB Financial Holdings, Inc.,
                  Class A (a)                         639,882
       16,895  First Busey Corp.                      494,179
       22,850  First Financial Bancorp                629,518
       14,352  Glacier Bancorp, Inc.                  509,927
       11,932  Great Western Bancorp, Inc.            510,093
       14,902  Hanmi Financial Corp.                  494,001
        7,381  Independent Bank Corp.                 460,205
       10,420  Independent Bank Group, Inc.           647,603
       13,728  Lakeland Financial Corp.               609,798
       15,096  LegacyTexas Financial Group,
                  Inc.                                623,767
        3,197  Park National Corp.                    354,196
       15,395  Renasant Corp.                         612,721
       17,362  ServisFirst Bancshares, Inc.           695,174
        8,367  Simmons First National Corp.,
                  Class A                             503,275
       13,806  Southside Bancshares, Inc.             471,613
       22,224  Sterling Bancorp                       530,042
        5,502  Tompkins Financial Corp.               498,206
       15,643  TowneBank                              503,705
       18,191  Union Bankshares Corp.                 668,701
                                              ---------------
                                                   14,041,499
                                              ---------------
               BEVERAGES -- 0.6%
        3,637  Coca-Cola Bottling Co.
                  Consolidated                        614,071
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BIOTECHNOLOGY -- 5.7%
       41,807  ARIAD Pharmaceuticals,
                  Inc. (a)                    $       995,843
       18,477  Coherus Biosciences, Inc. (a)          515,508
        7,921  Emergent BioSolutions, Inc. (a)        239,769
       19,466  Exact Sciences Corp. (a) (b)           368,881
       43,602  Exelixis, Inc. (a)                     790,068
        7,639  Five Prime Therapeutics,
                  Inc. (a)                            349,943
        8,850  Genomic Health, Inc. (a)               243,198
       12,913  Halozyme Therapeutics, Inc. (a)        149,145
       25,031  Ironwood Pharmaceuticals,
                  Inc. (a)                            359,946
       21,767  Keryx Biopharmaceuticals,
                  Inc. (a)                            108,617
       29,349  MiMedx Group, Inc. (a) (b)             237,140
       25,426  Momenta Pharmaceuticals,
                  Inc. (a)                            480,551
        8,435  Repligen Corp. (a)                     253,387
        4,650  Sarepta Therapeutics, Inc. (a)         144,429
       24,700  Xencor, Inc. (a)                       588,601
                                              ---------------
                                                    5,825,026
                                              ---------------
               BUILDING PRODUCTS -- 6.0%
       15,734  AAON, Inc.                             534,169
        3,458  American Woodmark Corp. (a)            246,209
        9,708  Apogee Enterprises, Inc.               554,133
       34,883  Builders FirstSource, Inc. (a)         375,341
       16,569  Continental Building Products,
                  Inc. (a)                            385,229
       15,608  Gibraltar Industries, Inc. (a)         685,191
       33,232  NCI Building Systems, Inc. (a)         531,712
        8,521  Patrick Industries, Inc. (a)           696,592
       32,005  Ply Gem Holdings, Inc. (a)             516,881
        8,748  Simpson Manufacturing Co.,
                  Inc.                                380,713
       10,094  Trex Co., Inc. (a)                     683,667
        5,091  Universal Forest Products, Inc.        517,806
                                              ---------------
                                                    6,107,643
                                              ---------------
               CAPITAL MARKETS -- 0.4%
       37,409  BGC Partners, Inc., Class A            414,118
                                              ---------------
               CHEMICALS -- 1.5%
        4,562  Balchem Corp.                          388,865
       18,262  Kraton Corp. (a)                       490,517
       53,014  Platform Specialty Products
                  Corp. (a)                           643,590
                                              ---------------
                                                    1,522,972
                                              ---------------
               COMMERCIAL SERVICES
                  & SUPPLIES -- 4.4%
       13,851  Brady Corp., Class A                   503,484
       15,206  Herman Miller, Inc.                    474,427
       23,274  Knoll, Inc.                            607,684
        8,460  Matthews International Corp.,
                  Class A                             570,627
        9,378  MSA Safety, Inc.                       669,120
        6,704  Multi-Color Corp.                      517,549
       19,350  Quad/Graphics, Inc.                    506,776
        5,290  US Ecology, Inc.                       271,113
       15,454  West Corp.                             375,069
                                              ---------------
                                                    4,495,849
                                              ---------------


                        See Notes to Financial Statements               Page 101

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  -- 1.4%
        7,118  InterDigital, Inc.             $       664,821
       13,456  Lumentum Holdings, Inc. (a)            510,655
        4,782  NETGEAR, Inc. (a)                      272,096
                                              ---------------
                                                    1,447,572
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
       11,492  Comfort Systems USA, Inc.              389,004
        9,456  Granite Construction, Inc.             530,765
       16,996  MasTec, Inc. (a)                       633,101
                                              ---------------
                                                    1,552,870
                                              ---------------
               CONSTRUCTION MATERIALS
                  -- 1.0%
       16,085  Summit Materials, Inc.,
                  Class A (c)                         403,734
        9,924  US Concrete, Inc. (a)                  650,022
                                              ---------------
                                                    1,053,756
                                              ---------------
               CONSUMER FINANCE -- 0.3%
       49,531  LendingClub Corp. (a)                  305,606
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 0.3%
       18,233  Multi Packaging Solutions
                  International Ltd. (a)              324,912
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.8%
       11,123  Grand Canyon Education,
                  Inc. (a)                            656,035
       11,141  Weight Watchers International,
                  Inc. (a) (b)                        138,705
                                              ---------------
                                                      794,740
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.1%
       11,637  Cincinnati Bell, Inc. (a)              267,069
        6,287  Cogent Communications
                  Holdings, Inc.                      262,797
        9,685  Consolidated Communications
                  Holdings, Inc. (b)                  254,812
      164,581  Globalstar, Inc. (a) (b)               260,038
       15,425  ORBCOMM, Inc. (a)                      126,022
                                              ---------------
                                                    1,170,738
                                              ---------------
               ELECTRIC UTILITIES -- 0.5%
        2,742  El Paso Electric Co.                   125,858
        5,860  MGE Energy, Inc.                       372,989
                                              ---------------
                                                      498,847
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.2%
        4,069  AZZ, Inc.                              242,309
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.5%
        7,036  Badger Meter, Inc.                     271,238
       12,902  Fabrinet (a)                           543,561
       17,425  Fitbit, Inc., Class A (a) (b)          104,724
       10,342  Itron, Inc. (a)                        638,102
                                              ---------------
                                                    1,557,625
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.9%
       44,113  Fairmount Santrol Holdings,
                  Inc. (a)                    $       552,295
        6,750  U.S. Silica Holdings, Inc.             399,195
                                              ---------------
                                                      951,490
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.2%
          298  Alexander's, Inc.                      125,997
       16,975  CareTrust REIT, Inc.                   257,341
       64,925  FelCor Lodging Trust, Inc.             499,922
        9,844  Franklin Street Properties
                  Corp.                               125,511
       10,202  Getty Realty Corp.                     263,110
       25,111  Monmouth Real Estate
                  Investment Corp.                    366,621
       11,788  Monogram Residential Trust,
                  Inc.                                119,884
       26,561  New Senior Investment Group,
                  Inc.                                265,876
        9,186  Potlatch Corp.                         378,463
       11,212  Rexford Industrial Realty, Inc.        254,624
        5,223  Sabra Health Care REIT, Inc.           132,664
        1,915  Saul Centers, Inc.                     121,583
        5,343  STAG Industrial, Inc.                  123,637
        4,477  Terreno Realty Corp.                   121,730
        1,947  Universal Health Realty Income
                  Trust                               120,948
                                              ---------------
                                                    3,277,911
                                              ---------------
               FOOD PRODUCTS -- 0.3%
        4,235  Calavo Growers, Inc.                   234,196
        3,207  Tootsie Roll Industries,
                  Inc. (b)                            120,102
                                              ---------------
                                                      354,298
                                              ---------------
               GAS UTILITIES -- 0.1%
        1,906  Chesapeake Utilities Corp.             124,653
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 4.4%
        2,419  Abaxis, Inc.                           123,260
        5,313  Anika Therapeutics, Inc. (a)           268,519
          513  Atrion Corp.                           250,652
        2,796  Cynosure, Inc., Class A (a)            149,306
        7,583  Glaukos Corp. (a)                      312,571
        5,143  Globus Medical, Inc.,
                  Class A (a)                         135,569
        7,031  Halyard Health, Inc. (a)               270,482
        2,598  ICU Medical, Inc. (a)                  356,186
        7,740  Inogen, Inc. (a)                       498,224
        6,901  Insulet Corp. (a)                      287,082
        3,940  Neogen Corp. (a)                       260,198
       14,602  NxStage Medical, Inc. (a)              392,794
        1,997  Penumbra, Inc. (a)                     142,885
       15,619  Spectranetics (The) Corp. (a)          403,751
       14,940  Zeltiq Aesthetics, Inc. (a)            662,440
                                              ---------------
                                                    4,513,919
                                              ---------------


Page 102                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS
                  & SERVICES -- 2.2%
        2,994  Amedisys, Inc. (a)             $       137,185
       13,525  AMN Healthcare Services,
                  Inc. (a)                            484,871
       12,833  HealthEquity, Inc. (a)                 593,526
        8,049  Surgery Partners, Inc. (a)             148,907
        5,620  Surgical Care Affiliates,
                  Inc. (a)                            317,530
        7,410  U.S. Physical Therapy, Inc.            519,812
                                              ---------------
                                                    2,201,831
                                              ---------------
               HEALTH CARE TECHNOLOGY
                  -- 0.8%
        8,621  Evolent Health, Inc.,
                  Class A (a)                         156,902
        5,093  HealthStream, Inc. (a)                 116,936
       14,320  HMS Holdings Corp. (a)                 260,051
        7,669  Omnicell, Inc. (a)                     275,317
                                              ---------------
                                                      809,206
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.8%
        6,616  BJ's Restaurants, Inc. (a)             235,199
       12,891  Boyd Gaming Corp. (a)                  261,945
       45,021  Caesars Entertainment Corp. (a)        402,938
        2,544  Churchill Downs, Inc.                  364,682
       40,536  Denny's Corp. (a)                      493,323
       18,856  Penn National Gaming, Inc. (a)         259,836
       19,038  Planet Fitness, Inc., Class A          400,559
        4,299  Popeyes Louisiana Kitchen,
                   Inc. (a)                           271,654
       46,437  Scientific Games Corp.,
                  Class A (a)                         789,429
        4,812  Sonic Corp.                            119,819
        8,790  Wingstop, Inc.                         250,251
                                              ---------------
                                                    3,849,635
                                              ---------------
               HOUSEHOLD DURABLES -- 2.2%
        3,832  Cavco Industries, Inc. (a)             376,494
       15,739  Installed Building Products,
                  Inc. (a)                            643,725
       11,123  iRobot Corp. (a)                       673,609
       22,653  TRI Pointe Group, Inc. (a)             277,952
        4,026  Universal Electronics, Inc. (a)        239,547
                                              ---------------
                                                    2,211,327
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.7%
       21,040  Central Garden & Pet Co.,
                  Class A (a)                         647,611
        1,092  WD-40 Co.                              114,824
                                              ---------------
                                                      762,435
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.1%
       15,079  Dynegy, Inc. (a)                       144,004
                                              ---------------
               INSURANCE -- 1.8%
        2,045  AMERISAFE, Inc.                        128,937
       12,518  James River Group Holdings
                  Ltd.                                496,339
       60,758  MBIA, Inc. (a)                         619,731


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
       26,016  National General Holdings
                  Corp.                       $       637,132
                                              ---------------
                                                    1,882,139
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.8%
       32,486  Etsy, Inc. (a)                         409,648
       18,759  Nutrisystem, Inc.                      619,985
       10,366  Shutterfly, Inc. (a)                   532,087
        7,419  Wayfair, Inc., Class A (a) (b)         308,334
                                              ---------------
                                                    1,870,054
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 4.7%
        4,231  2U, Inc. (a)                           144,023
       13,751  Alarm.com Holdings, Inc. (a)           372,515
       41,147  Endurance International Group
                  Holdings, Inc. (a)                  316,832
        7,376  Envestnet, Inc. (a)                    278,813
       22,612  GTT Communications, Inc. (a)           638,789
        5,387  LogMeIn, Inc.                          582,335
       10,882  NIC, Inc.                              262,256
        4,420  Q2 Holdings, Inc. (a)                  140,335
       11,868  Quotient Technology, Inc. (a)          126,394
        5,470  Shutterstock, Inc. (a)                 294,286
        1,823  SPS Commerce, Inc. (a)                 125,787
        4,535  Stamps.com, Inc. (a)                   551,229
       41,604  TrueCar, Inc. (a) (b)                  547,093
       10,036  Yelp, Inc. (a)                         419,304
                                              ---------------
                                                    4,799,991
                                              ---------------
               IT SERVICES -- 1.7%
       10,744  CSG Systems International, Inc.        520,010
       14,652  EVERTEC, Inc.                          249,817
        5,156  ExlService Holdings, Inc. (a)          236,918
       47,694  Square, Inc., Class A (a)              697,286
                                              ---------------
                                                    1,704,031
                                              ---------------
               LEISURE PRODUCTS -- 0.1%
        6,050  American Outdoor Brands
                  Corp. (a) (b)                       128,865
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
        7,092  Cambrex Corp. (a)                      371,975
                                              ---------------
               MACHINERY -- 4.9%
        8,268  Albany International Corp.,
                  Class A                             392,316
        7,710  Astec Industries, Inc.                 539,546
       11,476  ESCO Technologies, Inc.                667,903
        7,562  John Bean Technologies Corp.           652,979
       10,510  Lydall, Inc. (a)                       641,110
       28,754  Mueller Water Products, Inc.,
                  Class A                             387,029
       20,722  Navistar International
                  Corp. (a)                           565,089
        7,006  RBC Bearings, Inc. (a)                 648,966
        6,510  Rexnord Corp. (a)                      143,806
       11,938  SPX FLOW, Inc. (a)                     416,517
                                              ---------------
                                                    5,055,261
                                              ---------------


                        See Notes to Financial Statements               Page 103

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 1.0%
        8,218  Nexstar Media Group, Inc.      $       537,457
       15,595  Sinclair Broadcast Group, Inc.,
                  Class A                             526,331
                                              ---------------
                                                    1,063,788
                                              ---------------
               METALS & MINING -- 1.2%
       63,673  AK Steel Holding Corp. (a)             514,478
       77,301  Cliffs Natural Resources,
                  Inc. (a)                            677,930
                                              ---------------
                                                    1,192,408
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                   TRUSTS -- 0.9%
        7,674  Apollo Commercial Real Estate
                  Finance, Inc.                       133,604
       28,018  Ladder Capital Corp.                   379,924
       25,162  Redwood Trust, Inc.                    390,011
                                              ---------------
                                                      903,539
                                              ---------------
               MULTILINE RETAIL -- 0.7%
       22,850  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                  698,068
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.4%
        8,299  Callon Petroleum Co. (a)               126,809
        4,950  Matador Resources Co. (a)              130,333
       14,318  Synergy Resources Corp. (a)            123,278
                                              ---------------
                                                      380,420
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 0.5%
        6,103  Neenah Paper, Inc.                     501,361
                                              ---------------
               PERSONAL PRODUCTS -- 0.8%
       51,597  Avon Products, Inc. (a)                302,875
       11,683  Inter Parfums, Inc.                    398,390
        4,374  Revlon, Inc., Class A (a)              146,310
                                              ---------------
                                                      847,575
                                              ---------------
               PHARMACEUTICALS -- 0.6%
       11,924  Innoviva, Inc. (a) (b)                 126,394
       15,155  Supernus Pharmaceuticals,
                  Inc. (a)                            409,943
        4,001  Theravance Biopharma
                  Inc. (a) (b)                        119,870
                                              ---------------
                                                      656,207
                                              ---------------
               PROFESSIONAL SERVICES -- 1.5%
        2,104  CEB, Inc.                              160,851
        4,311  Exponent, Inc.                         250,253
        7,328  Insperity, Inc.                        523,952
       25,372  TriNet Group, Inc. (a)                 645,210
                                              ---------------
                                                    1,580,266
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.6%
        8,595  HFF, Inc., Class A                     255,099
        6,835  RE/MAX Holdings, Inc.,
                  Class A                             383,102
                                              ---------------
                                                      638,201
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 3.6%
        9,500  Advanced Energy Industries,
                  Inc. (a)                    $       558,980
        8,577  Inphi Corp. (a)                        392,998
        8,271  MACOM Technology Solutions
                  Holdings, Inc. (a)                  393,286
       29,820  MaxLinear, Inc., Class A (a)           762,796
        5,639  Power Integrations, Inc.               400,369
       12,129  Semtech Corp. (a)                      399,651
        5,890  Silicon Laboratories, Inc. (a)         384,028
        8,657  Tessera Holding Corp.                  391,296
                                              ---------------
                                                    3,683,404
                                              ---------------
               SOFTWARE -- 2.8%
        8,922  8x8, Inc. (a)                          141,414
        3,091  BroadSoft, Inc. (a)                    129,822
        6,710  Ebix, Inc. (b)                         372,405
        8,402  Gigamon, Inc. (a)                      278,526
        2,715  HubSpot, Inc. (a)                      139,279
        1,319  MicroStrategy, Inc.,
                  Class A (a)                         265,515
       18,056  Pegasystems, Inc.                      700,573
       16,289  Progress Software Corp.                456,418
        6,194  RingCentral, Inc., Class A (a)         144,630
       12,444  TiVo Corp. (a)                         235,191
                                              ---------------
                                                    2,863,773
                                              ---------------
               SPECIALTY RETAIL -- 1.1%
        6,440  Children's Place (The), Inc.           624,680
        8,984  Party City Holdco, Inc. (a)            129,819
       19,578  Tile Shop Holdings, Inc. (a)           373,940
                                              ---------------
                                                    1,128,439
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.3%
        9,596  3D Systems Corp. (a) (b)               158,238
       11,277  Pure Storage, Inc.,
                  Class A (a) (b)                     128,220
                                              ---------------
                                                      286,458
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 3.7%
       35,330  Beneficial Bancorp, Inc.               630,640
       15,796  Capitol Federal Financial, Inc.        244,048
       20,082  Essent Group Ltd. (a)                  694,235
       14,206  Flagstar Bancorp, Inc. (a)             366,089
       24,609  Kearny Financial Corp.                 375,287
        3,775  LendingTree, Inc. (a) (b)              422,423
       27,515  Meridian Bancorp, Inc.                 518,658
       11,218  WSFS Financial Corp.                   508,175
                                              ---------------
                                                    3,759,555
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.4%
       19,623  BMC Stock Holdings, Inc. (a)           366,950
                                              ---------------
               WATER UTILITIES -- 0.9%
        2,799  American States Water Co.              122,540
        7,669  California Water Service Group         264,581
       11,612  SJW Group                              581,761
                                              ---------------
                                                      968,882
                                              ---------------


Page 104                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
        9,524  Shenandoah
                  Telecommunications Co.      $       259,529
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       102,572,246
               (Cost $92,684,135)             ---------------

               MONEY MARKET FUNDS -- 0.8%
      791,023  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class-
                  0.38% (d) (e)                       791,023
               (Cost $791,023)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.8%
$     424,531  JPMorgan Chase & Co.,
                  0.44% (d), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of $424,536.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.000%, due 08/31/21. The
                  value of the collateral
                  including accrued interest
                  is $436,669. (e)                    424,531

    1,462,219  RBC Capital Markets LLC,
                  0.50% (d), dated 01/31/17,
                  due 02/01/17, with a
                  maturity value of
                  $1,462,239. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $1,495,013. (e)       1,462,219
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.8%                1,886,750
               (Cost $1,886,750)              ---------------

               TOTAL INVESTMENTS -- 102.6%        105,250,019
               (Cost $95,361,908) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.6)%            (2,624,240)
                                              ---------------
               NET ASSETS -- 100.0%           $   102,625,779
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,635,943 and the total value of the collateral held by the Fund is $2,677,773.

(c) Non-income producing security which makes PIK distributions. For the six months ended January 31, 2017, the Fund received 125 PIK shares of Summit Materials, Inc., Class A.

(d)   Interest rate shown reflects yield as of January 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,904,791 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,016,680.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $  102,572,246   $        --   $       --
Money Market Funds           791,023            --           --
Repurchase Agreements             --     1,886,750           --
                      -----------------------------------------
Total Investments     $  103,363,269   $ 1,886,750   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Financial Statements               Page 105

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     2,635,943
Non-cash Collateral(2)                             (2,635,943)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,886,750
Non-cash Collateral(4)                             (1,886,750)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 106                See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 4.7%
        1,326  Boeing (The) Co.               $       216,695
        1,794  General Dynamics Corp.                 324,858
          413  Lockheed Martin Corp.                  103,799
          942  United Technologies Corp.              103,309
                                              ---------------
                                                      748,661
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 4.6%
        2,772  FedEx Corp.                            524,213
        1,801  United Parcel Service, Inc.,
                  Class B                             196,543
                                              ---------------
                                                      720,756
                                              ---------------
               AUTOMOBILES -- 6.8%
       42,557  Ford Motor Co.                         526,005
       14,817  General Motors Co.                     542,450
                                              ---------------
                                                    1,068,455
                                              ---------------
               BANKS -- 13.2%
       18,686  Bank of America Corp.                  423,051
        5,212  Citigroup, Inc.                        290,986
        4,786  JPMorgan Chase & Co.                   405,039
        3,531  PNC Financial Services Group,
                  (The), Inc.                         425,344
        6,029  U.S. Bancorp                           317,427
        3,747  Wells Fargo & Co.                      211,069
                                              ---------------
                                                    2,072,916
                                              ---------------
               BIOTECHNOLOGY -- 6.7%
        2,118  Amgen, Inc.                            331,848
          728  Biogen, Inc. (a)                       201,831
        7,209  Gilead Sciences, Inc.                  522,292
                                              ---------------
                                                    1,055,971
                                              ---------------
               CAPITAL MARKETS -- 8.4%
        2,179  Bank of New York Mellon (The)
                  Corp.                                97,467
        7,847  Charles Schwab (The) Corp.             323,610
        2,156  Goldman Sachs Group (The),
                  Inc.                                494,414
        9,774  Morgan Stanley                         415,297
                                              ---------------
                                                    1,330,788
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.7%
       13,665  Cisco Systems, Inc.                    419,789
                                              ---------------
               CONSUMER FINANCE -- 1.3%
        2,787  American Express Co.                   212,871
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 2.0%
        1,900  Berkshire Hathaway, Inc.,
                  Class B (a)                         311,866
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.6%
        9,710  AT&T, Inc.                             409,373
                                              ---------------
               ELECTRIC UTILITIES -- 6.0%
        5,320  Duke Energy Corp.                      417,833
        1,728  NextEra Energy, Inc.                   213,788


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
        6,297  Southern (The) Co.             $       311,261
                                              ---------------
                                                      942,882
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 4.5%
        3,925  CVS Health Corp.                       309,329
        5,975  Wal-Mart Stores, Inc.                  398,772
                                              ---------------
                                                      708,101
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.4%
        1,326  Danaher Corp.                          111,278
        1,449  Medtronic PLC                          110,153
                                              ---------------
                                                      221,431
                                              ---------------
               HEALTH CARE PROVIDERS
                  & SERVICES -- 3.3%
        3,226  UnitedHealth Group, Inc.               522,935
                                              ---------------
               INSURANCE -- 3.9%
        3,162  American International Group,
                  Inc.                                203,190
        7,663  MetLife, Inc.                          416,944
                                              ---------------
                                                      620,134
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.5%
        1,668  Netflix, Inc. (a)                      234,704
                                              ---------------
               IT SERVICES -- 0.7%
          622  International Business Machines
                  Corp.                               108,551
                                              ---------------
               MACHINERY -- 1.4%
        2,226  Caterpillar, Inc.                      212,939
                                              ---------------
               MEDIA -- 5.1%
        1,076  Charter Communications, Inc.,
                  Class A (a)                         348,570
        2,990  Comcast Corp., Class A                 225,506
        3,682  Twenty-First Century Fox, Inc.,
                  Class A                             115,541
          991  Walt Disney (The) Co.                  109,654
                                              ---------------
                                                      799,271
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.6%
          877  Chevron Corp.                           97,654
                                              ---------------
               PHARMACEUTICALS -- 3.4%
        2,458  Allergan PLC (a)                       538,032
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT
                  -- 8.8%
       14,232  Intel Corp.                            524,022
        4,836  NVIDIA Corp.                           527,994
        6,334  QUALCOMM, Inc.                         338,426
                                              ---------------
                                                    1,390,442
                                              ---------------
               SPECIALTY RETAIL -- 0.7%
          770  Home Depot, (The), Inc.                105,937
                                              ---------------


                        See Notes to Financial Statements               Page 107

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JANUARY 31, 2017 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.1%
        2,674  Apple, Inc.                    $      324,490
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 3.5%
        8,976  T-Mobile US, Inc. (a)                 558,935
                                              ---------------
               TOTAL INVESTMENTS -- 99.9%          15,737,884
               (Cost $14,771,250) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                  21,706
                                              ---------------
               NET ASSETS -- 100.0%           $    15,759,590
                                              ===============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,231,667 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $265,033.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2      LEVEL 3
                      -----------------------------------------
Common Stocks*        $   15,737,884   $        --   $       --
                      =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


Page 108                See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2017 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $  1,492,694,389    $    739,798,298    $    559,467,189
Cash................................................................            696,774                  --                  --
Receivables:
      Capital shares sold...........................................                 --                  --           2,694,400
      Investment securities sold....................................            300,889                  --                  68
      Dividends.....................................................            969,164             162,844             153,779
      Securities lending income.....................................              4,489               8,639              30,869
Prepaid expenses....................................................             15,431               7,712               5,872
                                                                       ----------------    ----------------    ----------------
      TOTAL ASSETS..................................................      1,494,681,136         739,977,493         562,352,177
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                   --              8,742
Payables:
      Capital shares redeemed.......................................                 --                  --                  --
      Investment securities purchased...............................            315,072                  --           2,691,381
      Collateral for securities on loan.............................          6,225,642          10,713,414          17,678,782
      Investment advisory fees......................................            623,489             307,681             227,396
      Licensing fees................................................            152,220              72,225              52,716
      Printing fees.................................................             77,854              38,414              28,618
      Audit and tax fees............................................             17,812              17,812              17,812
      Trustees' fees................................................                867                 764                 738
Other liabilities...................................................            172,944              95,439              71,465
                                                                       ----------------    ----------------    ----------------
      TOTAL LIABILITIES.............................................          7,585,900          11,245,749          20,777,650
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $  1,487,095,236    $    728,731,744    $    541,574,527
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  1,499,707,512    $    792,602,334    $    604,038,370
Par value...........................................................            298,000             127,000             100,500
Accumulated net investment income (loss)............................            256,585             (67,099)             10,382
Accumulated net realized gain (loss) on investments.................       (158,276,212)       (143,776,240)       (123,707,471)
Net unrealized appreciation (depreciation) on investments...........        145,109,351          79,845,749          61,132,746
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $  1,487,095,236    $    728,731,744    $    541,574,527
                                                                       ================    ================    ================

NET ASSET VALUE, per share..........................................   $          49.90    $          57.38    $          53.89
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................         29,800,002          12,700,002          10,050,002
                                                                       ================    ================    ================
Investments, at cost................................................   $  1,347,585,038    $    659,952,549    $    498,334,443
                                                                       ================    ================    ================
Securities on loan, at value........................................   $      6,041,371    $     10,467,230    $     17,344,669
                                                                       ================    ================    ================


Page 110                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$    953,557,939    $    598,126,792    $    115,824,970    $     84,870,166    $     74,209,823    $     89,402,143
              --             259,090                  --                  --             102,838             105,001

              --                  --                  --                  --           3,314,987                  --
       7,331,581          15,212,848              11,961                  --                  --                  --
         561,039             405,487              50,019              37,372              11,302              24,035
             200               3,318               2,323               1,317                 361               1,530
           9,182               7,186               2,659               2,465                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     961,459,941         614,014,721         115,891,932          84,911,320          77,639,311          89,532,709
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              --                  --                  --                  --                  --                  --

       7,144,327          15,221,386                  --                  --                  --                  --
         219,119                  --              17,442                  --           3,312,752                  --
         830,541           7,247,540           1,248,313             970,493           1,018,845             868,516
         407,603             255,961              48,878              43,346              39,881              52,302
          95,313              64,583              11,829               8,977                  --                  --
          46,316              31,992               6,921               6,078                  --                  --
          17,812              17,812              17,812              17,812                  --                  --
             809                 737                 667                 660                  --                  --
         121,040              77,456              19,047              14,791                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       8,882,880          22,917,467           1,370,909           1,062,157           4,371,478             920,818
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$    952,577,061    $    591,097,254    $    114,521,023    $     83,849,163    $     73,267,833    $     88,611,891
================    ================    ================    ================    ================    ================


$  1,010,528,701    $    635,865,102    $    137,122,063    $     98,342,540    $     80,149,056    $     98,211,740
         200,000             116,500              22,500              15,500              22,000              27,500
         250,079              32,094              33,827                  79             (18,703)            (23,615)
    (151,675,598)        (95,331,511)        (34,296,638)        (24,273,661)        (11,298,448)        (20,127,650)
      93,273,879          50,415,069          11,639,271           9,764,705           4,413,928          10,523,916
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$    952,577,061    $    591,097,254    $    114,521,023    $     83,849,163    $     73,267,833    $     88,611,891
================    ================    ================    ================    ================    ================

$          47.63    $          50.74    $          50.90    $          54.10    $          33.30    $          32.22
================    ================    ================    ================    ================    ================

      20,000,002          11,650,002           2,250,002           1,550,002           2,200,002           2,750,002
================    ================    ================    ================    ================    ================
$    860,284,060    $    547,711,723    $    104,185,699    $     75,105,461    $     69,795,895    $     78,878,227
================    ================    ================    ================    ================    ================
$        823,465    $      6,958,366    $      1,216,061    $        944,288    $        982,156    $        855,161
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH        MEGA CAP
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)               (FMK)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $    120,625,859    $    105,250,019    $     15,737,884
Cash................................................................            156,450              92,024               7,973
Receivables:
      Capital shares sold...........................................                 --           1,769,409                  --
      Investment securities sold....................................                 27                  --                  --
      Dividends.....................................................             51,064              15,164              23,153
      Securities lending income.....................................             11,193               3,529                  --
Prepaid expenses....................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      TOTAL ASSETS..................................................        120,844,593         107,130,145          15,769,010
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                  --                  --
Payables:
      Capital shares redeemed.......................................                 --                  --                  --
      Investment securities purchased...............................                 --           1,768,504                  --
      Collateral for securities on loan.............................          4,134,475           2,677,773                  --
      Investment advisory fees......................................             66,612              58,089               9,420
      Licensing fees................................................                 --                  --                  --
      Printing fees.................................................                 --                  --                  --
      Audit and tax fees............................................                 --                  --                  --
      Trustees' fees................................................                 --                  --                  --
Other liabilities...................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      TOTAL LIABILITIES.............................................          4,201,087           4,504,366               9,420
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $    116,643,506    $    102,625,779    $     15,759,590
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $    126,421,332    $    110,584,658    $     18,015,097
Par value...........................................................             34,000              29,000               5,500
Accumulated net investment income (loss)............................             30,442             (25,802)             19,084
Accumulated net realized gain (loss) on investments.................        (15,364,384)        (17,850,188)         (3,246,725)
Net unrealized appreciation (depreciation) on investments...........          5,522,116           9,888,111             966,634
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $    116,643,506    $    102,625,779    $     15,759,590
                                                                       ================    ================    ================

NET ASSET VALUE, per share..........................................   $          34.31    $          35.39    $          28.65
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................          3,400,002           2,900,002             550,002
                                                                       ================    ================    ================
Investments, at cost................................................   $    115,103,743    $     95,361,908    $     14,771,250
                                                                       ================    ================    ================
Securities on loan, at value........................................   $      4,052,941    $      2,635,943    $             --
                                                                       ================    ================    ================


Page 112                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FEX)               (FNX)               (FYX)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends.............................................................   $     13,750,993    $      5,677,682    $      4,235,041
Securities lending income (net of fees)...............................             40,548              86,753             185,277
Interest..............................................................                120                 723                 320
Foreign tax withholding...............................................                 --              (2,610)               (256)
                                                                         ----------------    ----------------    ----------------
      Total investment income.........................................         13,791,661           5,762,548           4,420,382
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees..............................................          3,587,028           1,681,391           1,207,995
Accounting and administration fees....................................            327,221             160,202             107,354
Licensing fees........................................................            219,003             104,665              76,261
Custodian fees........................................................             88,309              60,902              44,046
Printing fees.........................................................             82,539              37,283              28,236
Legal fees............................................................             40,617              17,810              12,328
Transfer agent fees...................................................             30,617              16,864              12,116
Audit and tax fees....................................................             12,867              12,867              12,867
Listing fees..........................................................              6,358               5,096               4,592
Trustees' fees and expenses...........................................              5,257               4,628               4,443
Registration and filing fees..........................................                252                 252                 252
Other expenses........................................................             20,229              10,144               7,466
                                                                         ----------------    ----------------    ----------------
      Total expenses..................................................          4,420,297           2,112,104           1,517,956
      Less fees waived and expenses reimbursed by the investment
         advisor......................................................                 --                  --                  --
                                                                         ----------------    ----------------    ----------------
      Net expenses....................................................          4,420,297           2,112,104           1,517,956
                                                                         ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS)..........................................          9,371,364           3,650,444           2,902,426
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................        (48,091,452)        (27,528,870)        (17,746,143)
      In-kind redemptions.............................................         97,325,158          49,738,708          51,296,800
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)..............................................         49,233,706          22,209,838          33,550,657
                                                                         ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on investments...         34,106,275          32,041,285          11,345,111
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................         83,339,981          54,251,123          44,895,768
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................    $     92,711,345    $     57,901,567    $     47,798,194
                                                                         ================    ================    ================


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                         LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FTA)               (FTC)               (FAB)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends.............................................................   $      9,871,259    $      4,470,748    $      1,212,310
Securities lending income (net of fees)...............................             15,010              22,909              12,034
Interest..............................................................                774                  --                 141
Foreign tax withholding...............................................                 --                  --                (234)
                                                                         ----------------    ----------------    ----------------
      Total investment income.........................................          9,887,043           4,493,657           1,224,251
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees..............................................          2,190,079           1,524,364             273,806
Accounting and administration fees....................................            213,725             147,993               8,376
Licensing fees........................................................            135,186              95,243              20,209
Custodian fees........................................................             57,234              40,496              15,339
Printing fees.........................................................             48,245              30,729               6,690
Legal fees............................................................             22,912              16,976               2,850
Transfer agent fees...................................................             21,953              15,283               2,747
Audit and tax fees....................................................             12,867              12,867              12,867
Listing fees..........................................................              5,624               5,096               6,104
Trustees' fees and expenses...........................................              4,841               4,541               4,051
Registration and filing fees..........................................                252                 252                 252
Other expenses........................................................             12,004               9,141               2,957
                                                                         ----------------    ----------------    ----------------
      Total expenses..................................................          2,724,922           1,902,981             356,248
      Less fees waived and expenses reimbursed by the investment
         advisor......................................................                 --                  --                  --
                                                                         ----------------    ----------------    ----------------
      Net expenses....................................................          2,724,922           1,902,981             356,248
                                                                         ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS)..........................................          7,162,121           2,590,676             868,003
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................        (26,632,694)        (17,502,738)         (3,907,371)
      In-kind redemptions.............................................         68,396,985          22,423,342           9,724,685
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)..............................................         41,764,291           4,920,604           5,817,314
                                                                         ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on investments...         66,519,747         (16,010,806)          7,602,449
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................        108,284,038         (11,090,202)         13,419,763
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................................   $    115,446,159    $     (8,499,526)   $     14,287,766
                                                                         ================    ================    ================

(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 114                 See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP          FIRST TRUST
     GROWTH              VALUE               GROWTH              VALUE               GROWTH             MEGA CAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)               (FMK)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        581,226    $        505,747    $        639,032    $        853,541    $        399,671    $        178,606
           9,874               4,539              16,572              29,687              19,609                  --
              65                  --                  --                  --                  --                  --
              --                (347)                 --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         591,165             509,939             655,604             883,228             419,280             178,606
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         211,242             179,941 (a)         318,979 (a)         258,078 (a)         256,938 (a)          53,693 (a)
           5,981                  --                  --                  --                  --                  --
          16,456                  --                  --                  --                  --                  --
          14,253                  --                  --                  --                  --                  --
           5,551                  --                  --                  --                  --                  --
           2,302                  --                  --                  --                  --                  --
           2,118                  --                  --                  --                  --                  --
          12,867                  --                  --                  --                  --                  --
           5,912                  --                  --                  --                  --                  --
           4,022                  --                  --                  --                  --                  --
             252                  --                  --                  --                  --                  --
           2,707                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         283,663             179,941             318,979             258,078             256,938              53,693

          (1,584)                 --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         282,079             179,941             318,979             258,078             256,938              53,693
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         309,086             329,998             336,625             625,150             162,342             124,913
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



      (1,464,766)           (976,038)           (460,664)         (2,392,632)         (2,522,200)           (394,934)
       3,551,434           2,854,828           1,413,205           6,704,925           4,615,517             937,456
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       2,086,668           1,878,790             952,541           4,312,293           2,093,317             542,522
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      (1,129,217)          3,368,168           2,164,381           3,188,403           2,465,914             313,999
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         957,451           5,246,958           3,116,922           7,500,696           4,559,231             856,521
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      1,266,537    $      5,576,956    $      3,453,547    $      8,125,846    $      4,721,573    $        981,434
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                            Six Months                            Six Months
                                                               Ended                                 Ended
                                                             1/31/2017         Year Ended          1/31/2017         Year Ended
                                                            (Unaudited)         7/31/2016         (Unaudited)         7/31/2016
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).........................  $     9,371,364    $    23,233,196    $     3,650,444    $     8,144,952
   Net realized gain (loss).............................       49,233,706        (15,269,524)        22,209,838        (42,505,515)
   Net change in unrealized appreciation
      (depreciation)....................................       34,106,275         12,871,561         32,041,285           (171,616)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from operations...................................       92,711,345         20,835,233         57,901,567        (34,532,179)
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income................................      (10,477,751)       (22,823,931)        (4,411,501)        (7,755,496)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold............................      463,246,283        360,719,580        314,445,759        118,232,591
   Cost of shares redeemed..............................     (564,725,646)      (784,813,444)      (283,348,319)      (448,752,652)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.....................     (101,479,363)      (424,093,864)        31,097,440       (330,520,061)
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets..............      (19,245,769)      (426,082,562)        84,587,506       (372,807,736)

NET ASSETS:
   Beginning of period..................................    1,506,341,005      1,932,423,567        644,144,238      1,016,951,974
                                                          ---------------    ---------------    ---------------    ---------------
   End of period........................................  $ 1,487,095,236    $ 1,506,341,005    $   728,731,744    $   644,144,238
                                                          ===============    ===============    ===============    ===============
   Accumulated net investment income (loss)
      at end of period..................................  $       256,585    $     1,362,972    $       (67,099)   $       693,958
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..............       32,100,002         42,050,002         12,200,002         19,200,002
   Shares sold..........................................        9,650,000          8,100,000          5,750,000          2,350,000
   Shares redeemed......................................      (11,950,000)       (18,050,000)        (5,250,000)        (9,350,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period....................       29,800,002         32,100,002         12,700,002         12,200,002
                                                          ===============    ===============    ===============    ===============


Page 116                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2017        Year Ended      1/31/2017        Year Ended      1/31/2017        Year Ended      1/31/2017        Year Ended
  (Unaudited)       7/31/2016      (Unaudited)       7/31/2016      (Unaudited)       7/31/2016      (Unaudited)       7/31/2016
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    2,902,426   $    4,350,795  $    7,162,121   $   18,229,292  $    2,590,676   $    4,819,381  $      868,003   $    2,010,703
     33,550,657      (56,575,091)     41,764,291      (77,808,924)      4,920,604       21,390,062       5,817,314      (18,829,003)

     11,345,111       28,813,288      66,519,747       57,696,381     (16,010,806)      (8,534,955)      7,602,449       10,608,894
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     47,798,194      (23,411,008)    115,446,159       (1,883,251)     (8,499,526)      17,674,488      14,287,766       (6,209,406)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     (3,324,446)      (4,081,541)     (7,919,801)     (18,294,192)     (2,785,391)      (4,618,806)       (979,706)      (1,983,056)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


    293,033,665       67,117,666     359,059,423       75,101,924     164,544,401      516,977,365      43,210,162       12,659,650
   (238,559,603)    (298,880,828)   (345,265,177)    (405,415,052)   (180,860,567)    (593,100,019)    (45,292,929)     (98,058,016)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     54,474,062     (231,763,162)     13,794,246     (330,313,128)    (16,316,166)     (76,122,654)     (2,082,767)     (85,398,366)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     98,947,810     (259,255,711)    121,320,604     (350,490,571)    (27,601,083)     (63,066,972)     11,225,293      (93,590,828)


    442,626,717      701,882,428     831,256,457    1,181,747,028     618,698,337      681,765,309     103,295,730      196,886,558
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  541,574,527   $  442,626,717  $  952,577,061   $  831,256,457  $  591,097,254   $  618,698,337  $  114,521,023   $  103,295,730
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $       10,382   $      432,402  $      250,079   $    1,007,759  $       32,094   $      226,809  $       33,827   $      145,530
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      9,050,002       14,550,002      19,800,002       28,400,002      12,000,002       13,650,002       2,300,002        4,400,002
      5,700,000        1,450,000       7,950,000        1,900,000       3,300,000       10,650,000         900,000          300,000
     (4,700,000)      (6,950,000)     (7,750,000)     (10,500,000)     (3,650,000)     (12,300,000)       (950,000)      (2,400,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     10,050,002        9,050,002      20,000,002       19,800,002      11,650,002       12,000,002       2,250,002        2,300,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FAD)                                 (FNK)
                                                         ------------------------------------  ------------------------------------
                                                            Six Months                            Six Months
                                                               Ended                                 Ended
                                                             1/31/2017         Year Ended          1/31/2017         Year Ended
                                                            (Unaudited)         7/31/2016         (Unaudited)         7/31/2016
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).........................  $       309,086    $       462,717    $       329,998    $       739,569
   Net realized gain (loss).............................        2,086,668           (982,534)         1,878,790         (7,744,009)
   Net change in unrealized appreciation
      (depreciation)....................................       (1,129,217)           785,668          3,368,168          5,496,990
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from operations...................................        1,266,537            265,851          5,576,956         (1,507,450)
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income................................         (342,225)          (428,710)          (405,346)          (728,316)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold............................       23,450,182         62,083,079         38,280,367         26,848,523
   Cost of shares redeemed..............................      (25,818,605)       (67,906,113)       (17,340,635)       (52,845,363)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.....................       (2,368,423)        (5,823,034)        20,939,732        (25,996,840)
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets..............       (1,444,111)        (5,985,893)        26,111,342        (28,232,606)

NET ASSETS:
   Beginning of period..................................       85,293,274         91,279,167         47,156,491         75,389,097
                                                          ---------------    ---------------    ---------------    ---------------
   End of period........................................  $    83,849,163    $    85,293,274    $    73,267,833    $    47,156,491
                                                          ===============    ===============    ===============    ===============
   Accumulated net investment income (loss)
      at end of period..................................  $            79    $        33,218    $       (18,703)   $        56,645
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..............        1,600,002          1,750,002          1,600,002          2,550,002
   Shares sold..........................................          450,000          1,250,000          1,150,000            950,000
   Shares redeemed......................................         (500,000)        (1,400,000)          (550,000)        (1,900,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period....................        1,550,002          1,600,002          2,200,002          1,600,002
                                                          ===============    ===============    ===============    ===============


Page 118                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)                            (FMK)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2017        Year Ended      1/31/2017        Year Ended      1/31/2017        Year Ended      1/31/2017        Year Ended
  (Unaudited)       7/31/2016      (Unaudited)       7/31/2016      (Unaudited)       7/31/2016      (Unaudited)       7/31/2016
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $      336,625   $      336,386  $      625,150   $      455,924  $      162,342   $      208,811  $      124,913   $      276,447
        952,541       (4,285,524)      4,312,293      (10,788,802)      2,093,317       (4,471,493)        542,522         (219,892)

      2,164,381       (2,084,750)      3,188,403        8,928,504       2,465,914          180,422         313,999         (195,421)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

      3,453,547       (6,033,888)      8,125,846       (1,404,374)      4,721,573       (4,082,260)        981,434         (138,866)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


       (417,180)        (299,960)       (655,805)        (405,321)       (207,865)        (173,635)       (132,715)        (262,771)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     13,914,842       61,500,779      90,408,847       34,468,378      68,277,468       45,751,871       7,006,185       11,625,854
    (11,064,183)     (86,714,895)    (35,576,852)     (50,807,784)    (26,666,993)     (73,486,039)     (6,992,752)     (14,190,560)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

      2,850,659      (25,214,116)     54,831,995      (16,339,406)     41,610,475      (27,734,168)         13,433       (2,564,706)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      5,887,026      (31,547,964)     62,302,036      (18,149,101)     46,124,183      (31,990,063)        862,152       (2,966,343)


     82,724,865      114,272,829      54,341,470       72,490,571      56,501,596       88,491,659      14,897,438       17,863,781
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $   88,611,891   $   82,724,865  $  116,643,506   $   54,341,470  $  102,625,779   $   56,501,596  $   15,759,590   $   14,897,438
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $      (23,615)  $       56,940  $       30,442   $       61,097  $      (25,802)  $       19,721  $       19,084   $       26,886
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      2,650,002        3,650,002       1,800,002        2,400,002       1,700,002        2,750,002         550,002          650,002
        450,000        2,100,000       2,700,000        1,200,000       2,000,000        1,500,000         250,000          450,000
       (350,000)      (3,100,000)     (1,100,000)      (1,800,000)       (800,000)      (2,550,000)       (250,000)        (550,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      2,750,002        2,650,002       3,400,002        1,800,002       2,900,002        1,700,002         550,002          550,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    46.93      $    45.96    $    43.21    $    37.10    $    28.66    $    28.38
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.32            0.64          0.57          0.49          0.48          0.35
Net realized and unrealized gain (loss)               3.00            0.95          2.75          6.10          8.45          0.26
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      3.32            1.59          3.32          6.59          8.93          0.61
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.35)          (0.62)        (0.57)        (0.48)        (0.49)        (0.33)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    49.90      $    46.93    $    45.96    $    43.21    $    37.10    $    28.66
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                      7.11%           3.59%         7.67%        17.83%        31.41%         2.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,487,095      $1,506,341    $1,932,424    $1,151,542     $ 500,829    $  326,690
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62% (b)       0.61%         0.61%         0.64%         0.66%         0.70%
Ratio of net expenses to average net assets           0.62% (b)       0.61%         0.61%         0.64%         0.66%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.32% (b)       1.43%         1.25%         1.25%         1.47%         1.27%
Portfolio turnover rate (c)                             47%            109%           91%           78%           78%           95%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    52.80      $    52.97    $    50.65    $    44.95    $    34.19    $    34.17
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.30            0.56          0.51          0.31          0.42          0.21
Net realized and unrealized gain (loss)               4.64           (0.21)         2.31          5.75         10.71          0.01
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.94            0.35          2.82          6.06         11.13          0.22
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.36)          (0.52)        (0.50)        (0.36)        (0.37)        (0.20)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    57.38      $    52.80    $    52.97    $    50.65    $    44.95    $    34.19
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                      9.38%           0.76%         5.55%        13.49%        32.71%         0.66%

RATIOS/SUPPLEMENTAL DATA:                       $  728,732      $  644,144    $1,016,952    $  861,094    $  485,456    $  294,075
Net assets, end of period (in 000's)
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63% (b)       0.63%         0.62%         0.64%         0.66%         0.70%
Ratio of net expenses to average net assets           0.63% (b)       0.63%         0.62%         0.64%         0.66%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.09% (b)       1.10%         0.97%         0.64%         1.04%         0.63%
Portfolio turnover rate (c)                             53%            126%          102%           81%           81%           94%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    48.91      $    48.24    $    46.07    $    42.20    $    31.20    $    30.93
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.30            0.39          0.35          0.22          0.34          0.17
Net realized and unrealized gain (loss)               5.03            0.64          2.17          3.86         11.00          0.27
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      5.33            1.03          2.52          4.08         11.34          0.44
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.35)          (0.36)        (0.35)        (0.21)        (0.34)        (0.17)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    53.89      $    48.91    $    48.24    $    46.07    $    42.20    $    31.20
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     10.92%           2.20%         5.45%         9.66%        36.58%         1.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  541,575      $  442,627    $  701,882    $  520,550    $  289,082    $  140,384
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63% (b)       0.64%         0.63%         0.66%         0.70%         0.70%
Ratio of net expenses to average net assets           0.63% (b)       0.64%         0.63%         0.66%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.20% (b)       0.86%         0.73%         0.49%         0.87%         0.56%
Portfolio turnover rate (c)                             55%            126%           97%           89%           85%          101%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    41.98      $    41.61    $    42.48    $    36.78    $    28.11    $    27.18
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.36            0.78 (d)      0.77          0.69          0.58          0.40
Net realized and unrealized gain (loss)               5.69            0.38         (0.87)         5.69          8.66          0.93
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      6.05            1.16         (0.10)         6.38          9.24          1.33
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.40)          (0.79)        (0.77)        (0.68)        (0.57)        (0.40)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    47.63      $    41.98    $    41.61    $    42.48    $    36.78    $    28.11
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     14.48%           2.94%        (0.29)%       17.46%        33.15%         4.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  952,577      $  831,256    $1,181,747    $1,021,608    $  467,124    $  247,370
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62% (b)       0.62%         0.62%         0.64%         0.67%         0.70%
Ratio of net expenses to average net assets           0.62% (b)       0.62%         0.62%         0.64%         0.67%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.64% (b)       2.00%         1.77%         1.80%         1.85%         1.56%
Portfolio turnover rate (c)                             36%             94%           78%           68%           69%           88%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (d) Based on average shares outstanding.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    51.56      $    49.95    $    42.86    $    36.26    $    28.54    $    29.33
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.22            0.35          0.32          0.23          0.30          0.24
Net realized and unrealized gain (loss)              (0.81)           1.60          7.09          6.61          7.75         (0.80)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (0.59)           1.95          7.41          6.84          8.05         (0.56)
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.23)          (0.34)        (0.32)        (0.24)        (0.33)        (0.23)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    50.74      $    51.56    $    49.95    $    42.86    $    36.26    $    28.54
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     (1.13)%          3.96%        17.32%        18.88%        28.42%        (1.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  591,097      $  618,698    $  681,765    $  304,293    $  170,419    $  129,864
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62% (b)       0.62%         0.63%         0.66%         0.70%         0.70%
Ratio of net expenses to average net assets           0.62% (b)       0.62%         0.63%         0.66%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.85% (b)       0.73%         0.68%         0.58%         0.88%         0.86%
Portfolio turnover rate (c)                             77%            149%          143%          138%          141%          162%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    44.91      $    44.75    $    45.71    $    40.10    $    29.93    $    29.24
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.38            0.70          0.64          0.55          0.51          0.36
Net realized and unrealized gain (loss)               6.04            0.13         (0.96)         5.60         10.16          0.69
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      6.42            0.83         (0.32)         6.15         10.67          1.05
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.43)          (0.67)        (0.64)        (0.54)        (0.50)        (0.36)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    50.90      $    44.91    $    44.75    $    45.71    $    40.10    $    29.93
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     14.35%           1.98%        (0.74)%       15.38%        35.92%         3.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  114,521      $  103,296    $  196,887    $  175,986    $   92,227    $   47,882
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.65% (b)       0.68%         0.70%         0.70%         0.76%         0.80%
Ratio of net expenses to average net assets           0.65% (b)       0.68%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.59% (b)       1.61%         1.36%         1.29%         1.46%         1.24%
Portfolio turnover rate (c)                             39%             96%           82%           74%           70%           90%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    53.31      $    52.16    $    45.23    $    39.59    $    31.16    $    31.66
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.20            0.24          0.23          0.12          0.26          0.16
Net realized and unrealized gain (loss)               0.81            1.13          6.94          5.67          8.42         (0.51)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      1.01            1.37          7.17          5.79          8.68         (0.35)
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.22)          (0.22)        (0.24)        (0.15)        (0.25)        (0.15)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    54.10      $    53.31    $    52.16    $    45.23    $    39.59    $    31.16
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                      1.90%           2.66%        15.89%        14.63%        28.01%        (1.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   83,849      $   85,293    $   91,279    $   61,062    $   37,609    $   29,606
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.67% (b)       0.70%         0.72%         0.74%         0.85%         0.85%
Ratio of net expenses to average net assets           0.67% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.73% (b)       0.50%         0.48%         0.27%         0.74%         0.48%
Portfolio turnover rate (c)                             72%            160%          135%          139%          147%          155%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    29.47      $    29.56    $    30.20    $    26.63    $    19.74    $    19.27
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.22            0.43          0.39          0.24          0.25          0.15
Net realized and unrealized gain (loss)               3.87           (0.10)        (0.64)         3.56          6.89          0.47
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.09            0.33         (0.25)         3.80          7.14          0.62
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.26)          (0.42)        (0.39)        (0.23)        (0.25)        (0.15)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    33.30      $    29.47    $    29.56    $    30.20    $    26.63    $    19.74
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     13.93%           1.22%        (0.87)%       14.30%        36.37%         3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   73,268      $   47,156    $   75,389    $  101,173    $   21,302    $    8,885
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.28% (b)       1.49%         1.27%         0.90%         0.96%         0.98%
Portfolio turnover rate (c)                             55%            114%           88%           84%           66%          100%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    31.22      $    31.31    $    27.61    $    24.62    $    19.50    $    19.93
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.11            0.11          0.13          0.07          0.18          0.02
Net realized and unrealized gain (loss)               1.03           (0.11)         3.71          3.00          5.07         (0.44)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      1.14            0.00          3.84          3.07          5.25         (0.42)
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.14)          (0.09)        (0.14)        (0.08)        (0.13)        (0.01)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    32.22      $    31.22    $    31.31    $    27.61    $    24.62    $    19.50
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                      3.67%           0.03%        13.91%        12.49%        27.05%        (2.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   88,612      $   82,725    $  114,273    $   41,422    $   22,161    $   16,572
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.74% (b)       0.35%         0.42%         0.08%         0.83%         0.11%
Portfolio turnover rate (c)                             81%            193%          159%          148%          156%          166%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    30.19      $    30.20    $    31.06    $    27.96    $    19.81    $    19.80
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.27            0.26          0.28          0.23          0.20          0.14
Net realized and unrealized gain (loss)               4.14           (0.04)        (0.85)         3.09          8.15          0.01
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.41            0.22         (0.57)         3.32          8.35          0.15
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.29)          (0.23)        (0.29)        (0.22)        (0.20)        (0.14)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    34.31      $    30.19    $    30.20    $    31.06    $    27.96    $    19.81
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     14.64%           0.79%        (1.89)%       11.86%        42.34%         0.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  116,644      $   54,341    $   72,491    $   62,110    $   44,743    $    5,944
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.70% (b)       0.89%         0.86%         0.72%         1.32%         0.82%
Portfolio turnover rate (c)                             54%            125%           96%           86%          104%          103%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    33.24      $    32.18    $    27.96    $    26.01    $    20.37    $    19.92
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.07            0.09          0.04         (0.01)         0.05          0.02
Net realized and unrealized gain (loss)               2.17            1.04          4.20          1.97          5.66          0.46
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      2.24            1.13          4.24          1.96          5.71          0.48
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.09)          (0.07)        (0.02)        (0.01)        (0.07)        (0.03)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    35.39      $    33.24    $    32.18    $    27.96    $    26.01    $    20.37
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                      6.74%           3.54%        15.17%         7.52%        28.14%         2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  102,626      $   56,502    $   88,492    $   33,557    $   13,007    $    9,167
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.44% (b)       0.32%         0.09%         (0.10)%       0.17%         0.14%
Portfolio turnover rate (c)                             83%            161%          153%          175%          147%          162%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 125

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2017       ------------------------------------------------------------------
                                               (UNAUDITED)         2016          2015          2014          2013          2012
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    27.09      $    27.48    $    26.23    $    22.97    $    18.00    $    18.89
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.23            0.45          0.37          0.31          0.28          0.18
Net realized and unrealized gain (loss)               1.57           (0.42)         1.27          3.24          4.97         (0.90)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      1.80            0.03          1.64          3.55          5.25         (0.72)
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.24)          (0.42)        (0.39)        (0.29)        (0.28)        (0.17)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    28.65      $    27.09    $    27.48    $    26.23    $    22.97    $    18.00
                                                ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                      6.69%           0.19%         6.29%        15.54%        29.42%        (3.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   15,760      $   14,897    $   17,864    $   13,117    $   10,335    $   10,801
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.63% (b)       1.69%         1.40%         1.28%         1.32%         1.28%
Portfolio turnover rate (c)                             70%            145%          134%          125%          135%          164%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 126                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value
Index First Trust Mid Cap Growth AlphaDEX(R) Fund               Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index
First Trust Mega Cap AlphaDEX(R) Fund                           Nasdaq AlphaDEX(R) Mega Cap Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2017, all the Funds except for FMK have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2017, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2016, was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $  22,823,931               $     --                   $     --
First Trust Mid Cap Core AlphaDEX(R) Fund                        7,755,496                     --                         --
First Trust Small Cap Core AlphaDEX(R) Fund                      4,081,541                     --                         --
First Trust Large Cap Value AlphaDEX(R) Fund                    18,294,192                     --                         --
First Trust Large Cap Growth AlphaDEX(R) Fund                    4,618,806                     --                         --
First Trust Multi Cap Value AlphaDEX(R) Fund                     1,983,056                     --                         --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      428,710                     --                         --
First Trust Mid Cap Value AlphaDEX(R) Fund                         728,316                     --                         --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        299,960                     --                         --
First Trust Small Cap Value AlphaDEX(R) Fund                       405,321                     --                         --
First Trust Small Cap Growth AlphaDEX(R) Fund                      173,635                     --                         --
First Trust Mega Cap AlphaDEX(R) Fund                              262,771                     --                         --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

As of July 31, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated
                                                                Undistributed            Capital and            Net Unrealized
                                                                   Ordinary                 Other                Appreciation
                                                                    Income               Gain (Loss)            (Depreciation)
                                                               ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $   1,362,972           $ (203,935,009)         $ 107,428,167
First Trust Mid Cap Core AlphaDEX(R) Fund                             693,958             (164,617,654)            46,436,040
First Trust Small Cap Core AlphaDEX(R) Fund                           432,402             (156,107,945)            48,637,452
First Trust Large Cap Value AlphaDEX(R) Fund                        1,007,759             (190,559,804)            23,874,047
First Trust Large Cap Growth AlphaDEX(R) Fund                         226,809              (99,887,022)            66,060,782
First Trust Multi Cap Value AlphaDEX(R) Fund                          145,530              (39,545,956)             3,468,826
First Trust Multi Cap Growth AlphaDEX(R) Fund                          33,218              (26,274,108)            10,807,701
First Trust Mid Cap Value AlphaDEX(R) Fund                             56,645              (13,073,188)               941,710
First Trust Mid Cap Growth AlphaDEX(R) Fund                            56,940              (21,048,290)             8,327,634
First Trust Small Cap Value AlphaDEX(R) Fund                           61,097              (19,590,838)             2,247,874
First Trust Small Cap Growth AlphaDEX(R) Fund                          19,721              (19,873,480)             7,352,172
First Trust Mega Cap AlphaDEX(R) Fund                                  26,886               (3,775,727)               639,115

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of January 31, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2016, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                      Capital Loss   Capital Loss   Capital Loss        Post           Total
                                                        Available      Available      Available     Enactment -       Capital
                                                         through        through        through           No            Loss
                                                        7/31/2017      7/31/2018      7/31/2019      Expiration      Available
                                                      -------------  -------------  -------------  --------------  -------------
First Trust Large Cap Core AlphaDEX(R) Fund            $ 2,600,275     $ 2,800,653    $ 1,020,863    $197,513,218    $203,935,009
First Trust Mid Cap Core AlphaDEX(R) Fund                1,985,474       2,119,642      1,502,304     159,010,234     164,617,654
First Trust Small Cap Core AlphaDEX(R) Fund              1,882,188       1,600,982      1,258,833     151,365,942     156,107,945
First Trust Large Cap Value AlphaDEX(R) Fund             2,272,260       5,098,300        298,768     182,890,476     190,559,804
First Trust Large Cap Growth AlphaDEX(R) Fund           10,217,162       3,224,180      1,803,151      84,642,529      99,887,022
First Trust Multi Cap Value AlphaDEX(R) Fund             1,331,945       1,180,819        322,362      36,710,830      39,545,956
First Trust Multi Cap Growth AlphaDEX(R) Fund            2,554,292       1,438,794        345,171      21,935,851      26,274,108
First Trust Mid Cap Value AlphaDEX(R) Fund                      --              --             --      13,073,188      13,073,188
First Trust Mid Cap Growth AlphaDEX(R) Fund                     --              --             --      21,048,290      21,048,290
First Trust Small Cap Value AlphaDEX(R) Fund                    --              --             --      19,590,838      19,590,838
First Trust Small Cap Growth AlphaDEX(R) Fund                   --              --             --      19,873,480      19,873,480
First Trust Mega Cap AlphaDEX(R) Fund                           --              --             --       3,775,727       3,775,727

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

I. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

J. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2017.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2017 and fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                             Fees Waived or Expenses Borne by First Trust
                                                                          Subject to Recovery
                                                  -------------------------------------------------------------------
                                     Advisory       Expense        Year          Year          Year       Six Months
                                        Fee          Reim-         Ended         Ended         Ended         Ended
                                      Waivers     bursements     7/31/2014     7/31/2015     7/31/2016     1/31/2017       Total
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
First Trust Multi Cap Growth
   AlphaDEX(R) Fund                   $1,584         $    --      $5,434        $11,781         $561         $1,584       $19,360

At January 31, 2017, none of the Funds, other than First Trust Multi Cap Growth AlphaDEX(R) Fund, had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $  677,793,374       $  677,798,899
First Trust Mid Cap Core AlphaDEX(R) Fund                            356,177,952          355,978,578
First Trust Small Cap Core AlphaDEX(R) Fund                          259,848,308          259,819,963
First Trust Large Cap Value AlphaDEX(R) Fund                         313,861,725          313,641,599
First Trust Large Cap Growth AlphaDEX(R) Fund                        465,236,809          465,089,056
First Trust Multi Cap Value AlphaDEX(R) Fund                          41,661,330           41,728,218
First Trust Multi Cap Growth AlphaDEX(R) Fund                         60,374,912           60,397,634
First Trust Mid Cap Value AlphaDEX(R) Fund                            28,169,351           28,193,559
First Trust Mid Cap Growth AlphaDEX(R) Fund                           71,930,792           72,014,018
First Trust Small Cap Value AlphaDEX(R) Fund                          39,028,890           38,972,134
First Trust Small Cap Growth AlphaDEX(R) Fund                         60,150,909           60,067,445
First Trust Mega Cap AlphaDEX(R) Fund                                 10,622,928           10,629,472

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

For the six months ended January 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $  463,257,389       $  564,986,523
First Trust Mid Cap Core AlphaDEX(R) Fund                            313,853,493          283,649,264
First Trust Small Cap Core AlphaDEX(R) Fund                          292,179,423          238,500,367
First Trust Large Cap Value AlphaDEX(R) Fund                         358,721,373          345,388,892
First Trust Large Cap Growth AlphaDEX(R) Fund                        164,418,202          180,870,485
First Trust Multi Cap Value AlphaDEX(R) Fund                          43,131,378           45,236,361
First Trust Multi Cap Growth AlphaDEX(R) Fund                         23,442,513           25,792,898
First Trust Mid Cap Value AlphaDEX(R) Fund                            38,223,505           17,328,897
First Trust Mid Cap Growth AlphaDEX(R) Fund                           13,892,864           11,065,416
First Trust Small Cap Value AlphaDEX(R) Fund                          90,153,764           35,510,231
First Trust Small Cap Growth AlphaDEX(R) Fund                         68,186,558           26,701,859
First Trust Mega Cap AlphaDEX(R) Fund                                  6,999,396            6,992,154


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities            Creation
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities           Redemption
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2017.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial residential and real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Certain of the Funds utilize a growth stocks investment strategy and are thus subject to growth stocks investment risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CONSTITUENT RISK. One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components , industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET CAPITALIZATION RISK. The Funds normally invest at least 90% of their assets in common stocks that comprise the applicable Index. The securities of companies represented in the Indices generally have market capitalizations that are consistent with the name of each Index. To determine the market capitalization range of such securities, each Fund uses the current range of the applicable Index. However, the Funds will not sell a security because the security has exceeded or fallen below the current market capitalization range of the applicable Index. Because of market movement, there can be no assurance that the securities in the Funds will stay within a given market capitalization range. As a result, the Funds may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund's performance to be less than you expect.

REIT INVESTMENT RISK. Certain of the Funds invest in real estate investment trusts ("REITs") and are subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects,

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2017 (UNAUDITED)

heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Certain of the Funds invest in small and/or mid capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. Certain of the Funds utilize a value investment strategy and thus are exposed to value investment risk. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.


           NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                     This page is intentionally left blank.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      First Trust Exchange-Traded AlphaDEX(R) Fund
               --------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer

Date: March 20, 2017
     ----------------